          --------------------------------------------------------------
            S A N F O R D  C .  B E R N S T E I N  F U N D ,  I N C .

                                      A N D

          S A N F O R D  C .  B E R N S T E I N  F U N D  I I ,  I N C .
          --------------------------------------------------------------














                                                       A N N U A L   R E P O R T

                                                S E P T E M B E R  3 0 , 2 0 0 2










                                  Fixed-Income

                              International-Equity

                                   Investments

-------------------------------------------------------------------------------




























This publication must be accompanied or preceded by a prospectus of the Sanford
 C. Bernstein Fund, Inc. or Sanford C. Bernstein Fund II, Inc., which should be read carefully before investing.

                   Portfolio Returns ......................................    2


                 To Our Shareholders ......................................    3


Statements of Assets and Liabilities ......................................    6


            Statements of Operations ......................................   10


 Statements of Changes in Net Assets ......................................   14


                Financial Highlights ......................................   20


       Notes to Financial Statements ......................................   33


              Directors and Officers ......................................   51

Portfolio Returns(1)
THROUGH  SEPTEMBER 30, 2002



                                                     TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                               ------------------------  ------------------------------------
                                                 PAST SIX     PAST 12       PAST        PAST       SINCE
                                                  MONTHS      MONTHS     FIVE YEARS   10 YEARS   INCEPTION   INCEPTION DATE
====================================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
   Tax-Managed International Value(2),(3)         (21.13)%    (12.39)%      (2.74)%    6.00%       5.40%    June 22, 1992
     Pre-liquidation, after-tax                   (21.13)     (12.85)       (4.42)     4.52        3.96
     Post-liquidation, after-tax                  (12.97)      (7.39)       (2.40)     4.60        4.10
------------------------------------------------------------------------------------------------------------------------------------
   International Value II(2),(3)                  (21.38)     (13.01)          --         --      (7.42)    April 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Value2                                                                                  December 15, 1995
     Before deduction of purchase and
     redemption fees (see note 2, page 4)         (16.15)      10.35        (7.87)       --       (4.11)

     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein           (19.48)       5.98        (8.61)       --       (4.68)
------------------------------------------------------------------------------------------------------------------------------------
   Intermediate Duration                            5.39        5.48         6.01       6.35       7.74      January 17, 1989
------------------------------------------------------------------------------------------------------------------------------------
   Short Duration Plus                              3.81        4.78         5.88       5.50       6.59      December 12, 1988
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Short Duration                   4.50        5.42         5.93       5.37       6.37      January 3, 1989
------------------------------------------------------------------------------------------------------------------------------------
   Short Duration Diversified Municipal             2.74        3.81         4.09         --       4.23      October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
   Short Duration California Municipal              2.01        2.87         3.74         --       3.96      October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
   Short Duration New York Municipal                2.05        3.14         3.76         --       3.95      October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
   Diversified Municipal                            5.91        6.42         5.34       5.47       6.15      January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
   California Municipal                             5.92        6.27         5.17       5.37       5.99      August 6, 1990
------------------------------------------------------------------------------------------------------------------------------------
   New York Municipal                               6.07        6.83         5.33       5.44       6.20      January 9, 1989

SANFORD C. BERNSTEIN FUND II PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Intermediate Duration Institutional                --          --           --         --       4.62      May 17, 2002

LIPPER MUTUAL-FUND COMPOSITES(4)
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Stock Composite                        (21.57)%    (13.62)%      (5.12)%     3.59%
------------------------------------------------------------------------------------------------------------------------------------
   Intermediate Bond Composite                      6.44        6.13         6.32       6.19
------------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Composite                        3.20        3.44         5.50       5.29
------------------------------------------------------------------------------------------------------------------------------------
   Intermediate Municipal Composite                 7.68        7.46         5.41       5.63
------------------------------------------------------------------------------------------------------------------------------------
   Short-Term Municipal Composite                   2.95        3.68         4.06       4.14

MARKET BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Major Foreign Markets Index (MSCI EAFE)(5)     (25.33)%    (18.48)%      (2.60)%     5.96%
------------------------------------------------------------------------------------------------------------------------------------
   MSCI Emerging Markets Free Index               (23.32)       8.16        (9.92)      1.06
------------------------------------------------------------------------------------------------------------------------------------
   Lipper Emerging Markets Index                  (21.80)       7.88       (10.84)      N/A
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Aggregate Bond Index             8.45        8.59         7.83       7.37
------------------------------------------------------------------------------------------------------------------------------------
   Inflation (CPI)                                  1.23        1.51         2.34       2.51

--------------------------------------------------------------------------------

1 Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 Tax-Managed International Value, International Value II and Emerging Markets Value returns throughout this report include dividends net of withholding taxes. 3 International Value II (IVP II) is a continuation of Bernstein's International Value Portfolio (IVP), now called Tax-Managed International Value (TMIVP). On April 30, 1999, IVP was split into two portfolios: IVP II for tax-exempt investors, such as 401(k) and other retirement plans; and TMIVP for taxable investors. Both portfolios have the same overall investment style, except that the latter now includes tax management. IVP II is an extension of the original IVP in that it is managed without regard to tax considerations. 4 Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios. 5 Morgan Stanley Capital International (MSCI) EAFE Index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product.

--------------------------------------------------------------------------------
2    Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

To Our Shareholders:

IT HAS BEEN A WRENCHING 12-MONTH PERIOD FOR MANY INVESTORS AS THE global equity markets continued to decline sharply over concerns about a fragile worldwide economy and instability in the world's political arena. Yet foreign stock markets were hurt far less than the U.S. market, thus providing important diversification benefits. And bonds have done their job in the current equity bear market--posting virtually steady gains as investors sought a safe haven.

      Although the Sanford C. Bernstein Fund, Inc.'s international stock portfolios fell over the 12 months ending September 30, 2002, strong gains in the first half helped mitigate the sharp losses that followed. For the full period, our developed foreign-market portfolios declined between 12-13% --not nearly as much as the U.S. market. And while losses are never a satisfactory result, we did outperform our benchmark index, which dropped 18.5%.

      The outperformance can be attributed to our continued emphasis on cyclical industries such as autos and finance, particularly in Europe. With investors unduly concerned, in our view, about an economic backslide and with the foreign markets attractively valued, we were able to construct a portfolio in which our average company was selling notably cheaper than the market on classic valuation measures--yet was more profitable.

      After having been shunned in recent years, emerging markets posted exceptional gains in the first half of our Fund's fiscal year, but were weighed down in the second half by perceived economic risks. Still, for the last 12 months our Emerging Markets portfolio posted a gain of nearly 6%, proving the importance of investing abroad. Here, too, our success can be linked to a cyclical strategy, especially in our industrial-resources and financial holdings.

      The Fund's bond portfolios succeeded in their task of providing stability and solid gains for our investors during this difficult environment. Both our taxable and municipal portfolios generated positive returns over the 12-month period, with intermediate-term municipal bonds in the lead. Of course, as bond prices have gone up, their yields have been driven down to less attractive levels.

      In all our bond portfolios, we continue to be guided by the principle that safety comes first. In our taxable-bond portfolios, we maintained an average credit quality rating between AA and AAA. Our strategy for enhancing yields, where our purchase policies allowed, included owning AAA-rated asset-backed and mortgage-backed securities as well as select corporate bonds from major issuers. As for our municipal-bond portfolios, we emphasized the most stable and protective areas of the market, including insured bonds and other credit-enhanced bonds. Furthermore, we owned a mix of high-quality securities at either end of the maturity spectrum, so as to capitalize on the unusually high yields available at the longer end (while maintaining an intermediate average duration).

      The recent volatility in the U.S. stock market highlights the benefits of managing overall portfolio risk by investing in bonds and foreign markets, both of which have low enough correlations to the U.S. equity market to confer a diversification benefit--and of course, access to a wide universe of opportunities.


Our major-foreign-market portfolios outperformed their benchmark...

                    Total Returns: Oct 01-Sep 02

    Bernstein                                     Bernstein
  Tax-Managed         Bernstein         Major      Emerging
 International       International     Foreign     Markets       Emerging
     Value              Value         Markets(*)   Value(+)     Markets(++)
--------------------------------------------------------------------------------
(12.4)%             (13.0)%            (18.5)%       6.0%          8.2%


....and bonds generated positive returns


                          Total Returns: Oct 01-Sep 02

   Bernstein            Bernstein
     Taxable             Municipal             S&P
     Bonds(^)            Bonds(ss.)            500
--------------------------------------------------------------------------------
      5.5%                 6.4%              (20.5)%

-----------------
(*)   MSCI EAFE Index, GDP-weighted with currencies half-hedged
(+)   After 2% purchase and 2% redemption fees
(++)  MSCI Emerging Markets Free Index
(^)   Bernstein Intermediate Duration
(ss.) Bernstein Intermediate Diversified Municipal


                                                            2002 Annual Report 3

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------
Foreign-Stock Portfolio

-------------------------------
Tax Managed International Value
-------------------------------

[GRAPHIC]

                                   Lipper            EAFE
              Tax Managed         Foreign           Foreign
             International         Stock          Stock-Market
Yr:Month       Value             Composite           Index
--------------------------------------------------------------------------------
  92:   6      $25,000            $25,000           $25,000
        7      $24,179            $24,128           $23,874
        8      $25,280            $24,354           $24,569
        9      $23,979            $23,833           $23,844
       10      $23,419            $23,097           $23,575
       11      $23,499            $23,221           $24,015
       12      $23,754            $23,530           $24,102
  93:   1      $24,184            $23,608           $24,357
        2      $25,128            $24,153           $25,178
        3      $27,419            $25,530           $26,568
        4      $29,208            $26,812           $28,548
        5      $29,854            $27,393           $28,798
        6      $29,128            $26,815           $28,578
        7      $30,537            $27,660           $29,727
        8      $32,261            $29,356           $31,644
        9      $31,280            $29,171           $30,796
       10      $31,986            $30,440           $31,943
       11      $29,954            $29,219           $29,609
       12      $31,953            $31,928           $31,821
  94:   1      $34,245            $33,898           $34,058
        2      $33,820            $33,159           $33,475
        3      $33,942            $31,686           $32,679
        4      $35,041            $32,482           $34,146
        5      $34,733            $32,381           $33,453
        6      $34,142            $32,038           $32,855
        7      $34,883            $32,919           $33,706
        8      $35,351            $33,887           $34,225
        9      $33,957            $33,043           $32,753
       10      $34,140            $33,684           $33,379
       11      $33,059            $32,027           $32,424
       12      $33,177            $31,719           $32,660
  95:   1      $32,358            $30,143           $31,654
        2      $31,758            $30,185           $31,388
        3      $31,758            $31,175           $31,740
        4      $32,769            $32,182           $33,108
        5      $32,746            $32,455           $32,962
        6      $32,488            $32,455           $32,483
        7      $34,252            $34,192           $34,704
        8      $34,360            $33,546           $34,427
        9      $34,575            $34,035           $34,652
       10      $34,315            $33,348           $33,819
       11      $34,423            $33,705           $34,732
       12      $35,854            $34,723           $36,239
  96:   1      $37,333            $35,486           $37,316
        2      $37,267            $35,628           $37,176
        3      $37,928            $36,241           $37,820
        4      $39,453            $37,401           $39,199
        5      $39,518            $37,300           $38,796
        6      $39,960            $37,550           $39,185
        7      $38,436            $36,175           $37,640
        8      $38,591            $36,573           $37,769
        9      $40,048            $37,363           $39,247
       10      $40,004            $37,117           $38,836
       11      $41,726            $38,705           $40,634
       12      $42,115            $38,837           $40,502
  97:   1      $42,091            $38,713           $40,849
        2      $42,681            $39,255           $41,530
        3      $43,601            $39,341           $42,315
        4      $43,884            $39,420           $42,868
        5      $45,300            $41,738           $44,508
        6      $47,258            $43,670           $47,326
        7      $49,688            $44,797           $49,367
        8      $46,574            $41,643           $45,774
        9      $49,358            $44,125           $48,549
       10      $46,810            $40,842           $44,565
       11      $46,291            $40,385           $45,090
       12      $46,017            $40,647           $46,292
  98:   1      $48,562            $41,639           $48,853
        2      $50,614            $44,412           $51,555
        3      $54,587            $46,748           $54,988
        4      $54,276            $47,459           $55,299
        5      $55,912            $47,558           $56,376
        6      $55,678            $47,135           $57,159
        7      $56,535            $47,786           $58,167
        8      $48,121            $40,957           $50,245
        9      $45,810            $39,474           $47,810
       10      $47,913            $42,313           $51,829
       11      $50,692            $44,496           $55,318
       12      $51,058            $45,880           $56,631
  99:   1      $51,144            $46,320           $57,493
        2      $49,797            $45,148           $56,523
        3      $52,921            $46,706           $59,737
        4      $55,702            $48,896           $62,539
        5      $54,412            $46,882           $59,821
        6      $56,505            $49,371           $63,022
        7      $57,336            $50,749           $63,775
        8      $57,996            $51,256           $64,044
        9      $57,422            $51,523           $64,700
       10      $57,881            $53,414           $67,026
       11      $58,540            $57,863           $70,056
       12      $62,653            $64,853           $77,028
  00:   1      $58,959            $61,708           $73,988
        2      $59,745            $65,953           $77,563
        3      $61,635            $66,177           $79,128
        4      $60,210            $61,704           $76,189
        5      $60,181            $59,569           $74,416
        6      $62,886            $62,267           $76,795
        7      $61,461            $60,107           $74,254
        8      $62,071            $61,273           $75,671
        9      $59,425            $57,823           $72,650
       10      $58,785            $55,452           $71,635
       11      $57,825            $52,746           $68,652
       12      $59,598            $54,598           $69,160
  01:   1      $60,758            $54,876           $70,345
        2      $58,535            $50,799           $66,104
        3      $55,442            $46,816           $63,334
        4      $59,211            $49,859           $67,308
        5      $57,665            $48,573           $65,304
        6      $57,375            $46,824           $63,445
        7      $55,958            $45,419           $61,503
        8      $55,636            $44,166           $58,698
        9      $49,031            $39,277           $52,192
       10      $50,771            $40,424           $53,789
       11      $51,480            $42,041           $55,950
       12      $52,136            $42,629           $56,221
  02:   1      $50,595            $40,907           $53,828
        2      $51,447            $41,099           $54,245
        3      $54,464            $43,257           $56,977
        4      $55,906            $43,447           $56,843
        5      $57,546            $44,068           $57,038
        6      $55,054            $42,310           $53,626
        7      $49,775            $38,181           $48,155
        8      $49,349            $37,967           $48,041
        9      $42,955            $33,928           $42,545


-----------------------
International Value II
-----------------------

[GRAPHIC]
                                   Lipper             EAFE
            International         Foreign            Foreign
Yr:Month      Value II         Stock Composite  Stock-Market Index
--------------------------------------------------------------------------------
  99:   4     $25,000             $25,000           $25,000
        5     $24,357             $23,970           $23,913
        6     $25,270             $25,243           $25,193
        7     $25,708             $25,947           $25,494
        8     $26,081             $26,207           $25,602
        9     $25,875             $26,343           $25,864
       10     $25,888             $27,310           $26,794
       11     $26,004             $29,584           $28,005
       12     $27,631             $33,158           $30,792
  00:   1     $26,032             $31,550           $29,577
        2     $26,461             $33,721           $31,006
        3     $27,384             $33,835           $31,632
        4     $26,708             $31,548           $30,456
        5     $26,734             $30,457           $29,748
        6     $28,034             $31,836           $30,699
        7     $27,358             $30,732           $29,683
        8     $27,670             $31,328           $30,249
        9     $26,578             $29,564           $29,042
       10     $26,253             $28,352           $28,636
       11     $25,915             $26,968           $27,443
       12     $26,812             $27,915           $27,647
  01:   1     $27,373             $28,057           $28,120
        2     $26,500             $25,973           $26,425
        3     $25,191             $23,936           $25,318
        4     $26,687             $25,492           $26,906
        5     $25,908             $24,835           $26,105
        6     $25,799             $23,940           $25,362
        7     $25,159             $23,222           $24,586
        8     $25,097             $22,581           $23,464
        9     $22,073             $20,082           $20,864
       10     $22,821             $20,668           $21,502
       11     $23,055             $21,495           $22,366
       12     $23,347             $21,796           $22,474
  02:   1     $22,705             $20,915           $21,518
        2     $23,122             $21,013           $21,685
        3     $24,424             $22,117           $22,776
        4     $25,034             $22,214           $22,723
        5     $25,645             $22,532           $22,801
        6     $24,601             $21,633           $21,437
        7     $22,126             $19,521           $19,250
        8     $22,030             $19,412           $19,204
        9     $19,202             $17,347           $17,007

----------------------
Emerging Markets Value
----------------------

[GRAPHIC]

              Emerging            Lipper               MSCI
              Markets        Emerging Markets   Emerging Markets
Yr:Month       Value              Index             Free Index
--------------------------------------------------------------------------------
  95:  12     $25,000            $25,000             $25,000
  96:   1     $26,784            $27,272             $26,777
        2     $26,760            $26,954             $26,351
        3     $27,071            $27,178             $26,557
        4     $28,422            $28,131             $27,618
        5     $28,266            $28,407             $27,495
        6     $27,932            $28,461             $27,667
        7     $26,186            $26,805             $25,776
        8     $26,174            $27,536             $26,436
        9     $26,090            $27,818             $26,665
       10     $24,942            $27,175             $25,954
       11     $25,803            $27,794             $26,388
       12     $26,226            $28,037             $26,508
  97:   1     $28,281            $30,166             $28,316
        2     $28,953            $31,243             $29,528
        3     $28,593            $30,442             $28,753
        4     $28,100            $30,448             $28,804
        5     $28,401            $31,498             $29,628
        6     $29,230            $33,048             $31,214
        7     $30,395            $34,010             $31,680
        8     $27,115            $30,275             $27,648
        9     $27,079            $31,368             $28,414
       10     $22,898            $26,132             $23,752
       11     $20,700            $24,939             $22,885
       12     $19,952            $25,166             $23,437
  98:   1     $19,113            $23,415             $21,599
        2     $20,954            $25,419             $23,853
        3     $21,956            $26,311             $24,888
        4     $21,405            $26,366             $24,617
        5     $18,687            $22,430             $21,243
        6     $16,433            $20,304             $19,015
        7     $16,595            $20,923             $19,618
        8     $12,374            $14,928             $13,946
        9     $12,663            $15,488             $14,830
       10     $14,128            $16,977             $16,392
       11     $15,618            $18,118             $17,755
       12     $15,743            $17,891             $17,498
  99:   1     $15,350            $17,528             $17,216
        2     $15,553            $17,377             $17,383
        3     $17,581            $19,313             $19,674
        4     $21,092            $21,996             $22,108
        5     $21,498            $21,729             $21,980
        6     $23,767            $24,170             $24,474
        7     $23,133            $23,568             $23,809
        8     $23,222            $23,306             $24,026
        9     $21,950            $22,479             $23,213
       10     $22,099            $23,155             $23,707
       11     $23,552            $25,709             $25,833
       12     $26,693            $30,227             $29,118
  00:   1     $25,794            $29,876             $29,292
        2     $24,957            $30,766             $29,678
        3     $25,082            $30,859             $29,823
        4     $23,884            $27,501             $26,996
        5     $22,198            $26,038             $25,880
        6     $22,910            $27,330             $26,792
        7     $22,710            $26,215             $25,414
        8     $22,510            $26,485             $25,539
        9     $21,112            $23,953             $23,309
       10     $19,626            $22,163             $21,619
       11     $18,465            $20,160             $19,729
       12     $19,177            $20,888             $20,205
  01:   1     $20,712            $23,308             $22,987
        2     $20,085            $21,502             $21,187
        3     $18,742            $19,451             $19,106
        4     $19,292            $20,445             $20,050
        5     $19,919            $21,007             $20,290
        6     $19,586            $20,641             $19,873
        7     $18,410            $19,362             $18,617
        8     $18,627            $19,110             $18,434
        9     $15,966            $16,383             $15,581
       10     $16,299            $17,243             $16,548
       11     $17,604            $18,952             $18,275
       12     $18,484            $20,161             $19,726
  02:   1     $19,606            $20,955             $20,394
        2     $20,032            $21,425             $20,729
        3     $21,013            $22,599             $21,976
        4     $21,543            $22,874             $22,119
        5     $21,568            $22,664             $21,766
        6     $20,149            $21,007             $20,133
        7     $19,232            $19,453             $18,602
        8     $19,271            $19,579             $18,889
        9     $17,266            $17,674             $16,851

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Taxable-Bond Portfolio

-----------------------
Intermediate Duration
-----------------------

[GRAPHIC]

                                  Lipper          Lehman Brothers
             Intermediate       Intermediate        Aggregate
Yr:Month      Duration        Bond Composite       Bond Index
--------------------------------------------------------------------------------
  89:   1      $25,000            $25,000           $25,000
        2      $24,865            $24,898           $24,820
        3      $25,000            $24,982           $24,927
        4      $25,432            $25,397           $25,448
        5      $25,948            $25,869           $26,117
        6      $26,694            $26,462           $26,911
        7      $27,103            $26,919           $27,484
        8      $26,868            $26,658           $27,077
        9      $27,003            $26,768           $27,215
       10      $27,602            $27,228           $27,885
       11      $27,776            $27,424           $28,150
       12      $27,846            $27,501           $28,226
  90:   1      $27,522            $27,289           $27,890
        2      $27,602            $27,365           $27,979
        3      $27,649            $27,409           $27,999
        4      $27,427            $27,269           $27,741
        5      $28,083            $27,861           $28,562
        6      $28,447            $28,207           $29,022
        7      $28,769            $28,534           $29,424
        8      $28,480            $28,326           $29,030
        9      $28,597            $28,447           $29,272
       10      $28,879            $28,618           $29,645
       11      $29,443            $29,082           $30,283
       12      $29,892            $29,457           $30,757
  91:   1      $30,044            $29,731           $31,138
        2      $30,478            $30,004           $31,403
        3      $30,782            $30,229           $31,620
        4      $31,132            $30,574           $31,961
        5      $31,361            $30,773           $32,146
        6      $31,371            $30,773           $32,130
        7      $31,798            $31,124           $32,577
        8      $32,494            $31,749           $33,281
        9      $33,042            $32,324           $33,956
       10      $33,469            $32,666           $34,333
       11      $33,818            $32,987           $34,649
       12      $35,005            $33,920           $35,678
  92:   1      $34,509            $33,533           $35,193
        2      $34,754            $33,661           $35,422
        3      $34,594            $33,530           $35,222
        4      $34,848            $33,764           $35,476
        5      $35,499            $34,308           $36,146
        6      $35,991            $34,798           $36,644
        7      $36,844            $35,592           $37,391
        8      $37,051            $35,891           $37,770
        9      $37,443            $36,372           $38,218
       10      $36,919            $35,830           $37,711
       11      $37,071            $35,726           $37,719
       12      $37,692            $36,222           $38,319
  93:   1      $38,306            $36,947           $39,054
        2      $38,962            $37,619           $39,738
        3      $39,109            $37,766           $39,904
        4      $39,343            $38,034           $40,182
        5      $39,503            $38,004           $40,234
        6      $40,374            $38,676           $40,962
        7      $40,778            $38,839           $41,195
        8      $41,611            $39,557           $41,917
        9      $41,673            $39,712           $42,030
       10      $41,895            $39,839           $42,187
       11      $41,396            $39,484           $41,828
       12      $41,589            $39,670           $42,055
  94:   1      $42,150            $40,174           $42,622
        2      $41,399            $39,459           $41,881
        3      $40,633            $38,598           $40,846
        4      $40,296            $38,251           $40,520
        5      $40,251            $38,194           $40,516
        6      $40,172            $38,121           $40,426
        7      $40,833            $38,693           $41,231
        8      $40,805            $38,770           $41,280
        9      $40,199            $38,332           $40,674
       10      $40,152            $38,275           $40,637
       11      $40,034            $38,164           $40,548
       12      $40,276            $38,347           $40,828
  95:   1      $41,077            $38,956           $41,636
        2      $41,895            $39,767           $42,626
        3      $42,115            $40,013           $42,888
        4      $42,631            $40,530           $43,487
        5      $44,120            $41,960           $45,170
        6      $44,477            $42,225           $45,501
        7      $44,303            $42,111           $45,399
        8      $44,811            $42,582           $45,947
        9      $45,353            $42,957           $46,394
       10      $46,074            $43,490           $46,998
       11      $46,722            $44,098           $47,702
       12      $47,458            $44,658           $48,371
  96:   1      $47,630            $44,953           $48,692
        2      $46,700            $44,185           $47,846
        3      $46,435            $43,884           $47,513
        4      $46,241            $43,616           $47,246
        5      $46,218            $43,538           $47,150
        6      $46,715            $44,034           $47,783
        7      $46,889            $44,135           $47,914
        8      $46,899            $44,100           $47,834
        9      $47,645            $44,819           $48,668
       10      $48,616            $45,724           $49,746
       11      $49,536            $46,497           $50,598
       12      $49,158            $46,088           $50,127
  97:   1      $49,215            $46,222           $50,281
        2      $49,317            $46,314           $50,406
        3      $48,794            $45,828           $49,847
        4      $49,429            $46,423           $50,593
        5      $49,802            $46,823           $51,072
        6      $50,402            $47,342           $51,678
        7      $51,431            $48,559           $53,071
        8      $51,177            $48,132           $52,619
        9      $51,772            $48,801           $53,395
       10      $52,474            $49,377           $54,169
       11      $52,619            $49,515           $54,419
       12      $52,922            $49,961           $54,967
  98:   1      $53,540            $50,605           $55,672
        2      $53,540            $50,534           $55,630
        3      $53,715            $50,711           $55,822
        4      $53,924            $50,929           $56,113
        5      $54,413            $51,382           $56,645
        6      $54,679            $51,752           $57,126
        7      $54,896            $51,851           $57,247
        8      $55,438            $52,483           $58,179
        9      $56,219            $53,643           $59,541
       10      $55,768            $53,252           $59,226
       11      $56,338            $53,497           $59,562
       12      $56,559            $53,673           $59,742
  99:   1      $57,106            $54,017           $60,168
        2      $56,279            $53,012           $59,118
        3      $56,714            $53,394           $59,445
        4      $56,946            $53,554           $59,634
        5      $56,731            $52,997           $59,115
        6      $56,592            $52,801           $58,923
        7      $56,324            $52,621           $58,672
        8      $56,207            $52,537           $58,642
        9      $56,803            $53,062           $59,323
       10      $56,898            $53,131           $59,542
       11      $56,987            $53,174           $59,538
       12      $56,923            $52,945           $59,250
  00:   1      $56,722            $52,749           $59,056
        2      $57,304            $53,261           $59,771
        3      $57,890            $53,873           $60,558
        4      $57,489            $53,577           $60,385
        5      $57,185            $53,470           $60,357
        6      $58,379            $54,550           $61,613
        7      $58,797            $54,970           $62,172
        8      $59,469            $55,685           $63,073
        9      $59,852            $56,041           $63,470
       10      $59,658            $56,164           $63,890
       11      $60,384            $56,956           $64,934
       12      $61,686            $58,038           $66,139
  01:   1      $62,887            $59,008           $67,220
        2      $63,179            $59,533           $67,806
        3      $63,400            $59,795           $68,146
        4      $63,039            $59,472           $67,864
        5      $63,464            $59,805           $68,273
        6      $63,526            $59,984           $68,531
        7      $64,664            $61,316           $70,063
        8      $65,289            $61,935           $70,865
        9      $65,715            $62,462           $71,691
       10      $67,025            $63,605           $73,191
       11      $66,422            $62,829           $72,182
       12      $66,121            $62,408           $71,724
  02:   1      $66,541            $62,795           $72,304
        2      $66,802            $63,285           $73,005
        3      $65,771            $62,285           $71,791
        4      $66,485            $63,312           $73,183
        5      $67,125            $63,806           $73,805
        6      $66,809            $63,959           $74,443
        7      $67,236            $64,356           $75,341
        8      $68,515            $65,437           $76,613
        9      $69,319            $66,294           $77,854


----------------------
Short Duration Plus
----------------------

[GRAPHIC]

                                Lipper Short      Merrill Lynch
                Short         Investment Grade   Grade 1-3 Year
Yr:Month    Duration Plus      Bond Composite    Treasury Index
------------------------------------------------------------------
               $25,000             $25,000          $25,000
  89:   1      $25,200             $25,208          $25,198
        2      $25,247             $25,253          $25,198
        3      $25,372             $25,377          $25,313
        4      $25,674             $25,671          $25,701
        5      $25,969             $26,005          $26,086
        6      $26,366             $26,392          $26,574
        7      $26,663             $26,727          $26,967
        8      $26,653             $26,677          $26,800
        9      $26,826             $26,815          $26,958
       10      $27,153             $27,161          $27,365
       11      $27,348             $27,354          $27,610
       12      $27,453             $27,480          $27,720
  90:   1      $27,517             $27,469          $27,743
        2      $27,637             $27,612          $27,873
        3      $27,770             $27,739          $27,967
        4      $27,812             $27,789          $28,022
        5      $28,152             $28,164          $28,450
        6      $28,399             $28,431          $28,750
        7      $28,676             $28,889          $29,109
        8      $28,799             $28,947          $29,196
        9      $28,939             $29,112          $29,436
       10      $29,153             $29,319          $29,760
       11      $29,391             $29,621          $30,051
       12      $29,723             $29,905          $30,416
  91:   1      $29,845             $30,099          $30,694
        2      $30,225             $30,340          $30,877
        3      $30,514             $30,577          $31,085
        4      $30,847             $30,883          $31,379
        5      $31,109             $31,099          $31,569
        6      $31,246             $31,176          $31,698
        7      $31,533             $31,454          $31,974
        8      $31,918             $31,882          $32,413
        9      $32,198             $32,261          $32,763
       10      $32,575             $32,580          $33,114
       11      $32,930             $32,887          $33,458
       12      $33,404             $33,459          $33,967
  92:   1      $33,364             $33,372          $33,915
        2      $33,526             $33,495          $34,033
        3      $33,521             $33,482          $34,020
        4      $33,881             $33,713          $34,333
        5      $34,236             $34,050          $34,645
        6      $34,608             $34,411          $34,998
        7      $34,968             $34,848          $35,390
        8      $35,102             $35,085          $35,702
        9      $35,287             $35,394          $36,041
       10      $35,147             $35,153          $35,825
       11      $35,255             $35,090          $35,766
       12      $35,509             $35,374          $36,106
  93:   1      $35,792             $35,788          $36,482
        2      $36,056             $36,139          $36,794
        3      $36,189             $36,258          $36,904
        4      $36,321             $36,472          $37,133
        5      $36,434             $36,457          $37,029
        6      $36,773             $36,760          $37,302
        7      $36,946             $36,863          $37,388
        8      $37,200             $37,191          $37,714
        9      $37,225             $37,325          $37,837
       10      $37,368             $37,433          $37,911
       11      $37,275             $37,381          $37,920
       12      $37,435             $37,538          $38,060
  94:   1      $37,690             $37,819          $38,305
        2      $37,522             $37,543          $38,060
        3      $37,320             $37,232          $37,870
        4      $37,293             $37,057          $37,736
        5      $37,333             $37,071          $37,790
        6      $37,408             $37,097          $37,902
        7      $37,682             $37,405          $38,228
        8      $37,755             $37,532          $38,362
        9      $37,650             $37,435          $38,275
       10      $37,740             $37,480          $38,361
       11      $37,547             $37,386          $38,190
       12      $37,640             $37,412          $38,277
  95:   1      $38,104             $37,786          $38,809
        2      $38,581             $38,281          $39,343
        3      $38,736             $38,484          $39,562
        4      $39,076             $38,842          $39,915
        5      $39,615             $39,572          $40,612
        6      $39,835             $39,794          $40,830
        7      $39,970             $39,885          $41,000
        8      $40,202             $40,161          $41,243
        9      $40,422             $40,394          $41,444
       10      $40,784             $40,721          $41,794
       11      $41,076             $41,067          $42,163
       12      $41,441             $41,391          $42,487
  96:   1      $41,668             $41,702          $42,848
        2      $41,521             $41,543          $42,667
        3      $41,508             $41,506          $42,629
        4      $41,593             $41,523          $42,665
        5      $41,676             $41,589          $42,752
        6      $41,913             $41,876          $43,059
        7      $42,113             $42,035          $43,229
        8      $42,298             $42,161          $43,377
        9      $42,660             $42,541          $43,770
       10      $43,167             $42,979          $44,263
       11      $43,454             $43,318          $44,602
       12      $43,424             $43,318          $44,602
  97:   1      $43,663             $43,509          $44,812
        2      $43,781             $43,635          $44,915
        3      $43,770             $43,587          $44,897
        4      $44,072             $43,918          $45,264
        5      $44,339             $44,217          $45,573
        6      $44,610             $44,504          $45,887
        7      $44,949             $44,990          $46,391
        8      $45,058             $45,012          $46,434
        9      $45,308             $45,341          $46,786
       10      $45,582             $45,594          $47,134
       11      $45,699             $45,699          $47,248
       12      $45,830             $45,960          $47,571
  98:   1      $46,237             $46,360          $48,033
        2      $46,299             $46,411          $48,074
        3      $46,405             $46,587          $48,270
        4      $46,609             $46,792          $48,496
        5      $46,809             $47,035          $48,754
        6      $46,993             $47,242          $49,008
        7      $47,245             $47,436          $49,237
        8      $47,568             $47,759          $49,856
        9      $48,073             $48,322          $50,517
       10      $48,127             $48,298          $50,765
       11      $48,294             $48,399          $50,720
       12      $48,549             $48,578          $50,899
  99:   1      $48,776             $48,797          $51,101
        2      $48,619             $48,587          $50,852
        3      $48,975             $48,952          $51,205
        4      $49,153             $49,133          $51,370
        5      $49,241             $49,039          $51,337
        6      $49,400             $49,118          $51,497
        7      $49,529             $49,162          $51,660
        8      $49,635             $49,241          $51,810
        9      $49,911             $49,590          $52,147
       10      $50,049             $49,709          $52,285
       11      $50,225             $49,854          $52,384
       12      $50,384             $49,933          $52,459
  00:   1      $50,372             $49,918          $52,440
        2      $50,654             $50,238          $52,789
        3      $50,900             $50,524          $53,116
        4      $50,924             $50,544          $53,254
        5      $51,077             $50,676          $53,473
        6      $51,628             $51,259          $54,028
        7      $51,849             $51,566          $54,370
        8      $52,199             $51,968          $54,771
        9      $52,591             $52,394          $55,165
       10      $52,558             $52,536          $55,461
       11      $52,957             $52,982          $55,986
       12      $53,567             $53,602          $56,653
  01:   1      $54,262             $54,321          $57,363
        2      $54,554             $54,668          $57,736
        3      $55,012             $55,045          $58,218
        4      $55,174             $55,167          $58,373
        5      $55,546             $55,492          $58,702
        6      $55,772             $55,692          $58,902
        7      $56,416             $56,388          $59,563
        8      $56,842             $56,715          $59,906
        9      $57,532             $57,288          $60,892
       10      $58,154             $57,746          $61,467
       11      $57,958             $57,486          $61,335
       12      $58,039             $57,412          $61,356
  02:   1      $58,245             $57,578          $61,481
        2      $58,318             $57,751          $61,778
        3      $58,065             $57,422          $61,361
        4      $58,511             $57,881          $62,046
        5      $58,817             $58,199          $62,295
        6      $59,153             $58,275          $62,818
        7      $59,587             $58,502          $63,586
        8      $59,785             $58,871          $63,804
        9      $60,280             $59,261          $64,331


------------------------------
U.S. Government Short Duration
------------------------------

[GRAPHIC]


            U.S. Government     Lipper Short        Merrill Lynch
                 Short           U.S. Gov't            1-3 Yr
Yr:Month       Duration        Bond Composite      Treasury Index
--------------------------------------------------------------------------------
  89:   1       $25,000            $25,000            $25,000
        2       $25,037            $25,003            $25,000
        3       $25,129            $25,108            $25,115
        4       $25,460            $25,469            $25,499
        5       $25,740            $25,660            $25,882
        6       $26,140            $26,104            $26,366
        7       $26,441            $26,464            $26,756
        8       $26,361            $26,292            $26,590
        9       $26,520            $26,432            $26,747
       10       $26,880            $26,839            $27,151
       11       $27,044            $27,051            $27,394
       12       $27,176            $27,156            $27,503
  90:   1       $27,196            $27,115            $27,525
        2       $27,327            $27,240            $27,654
        3       $27,434            $27,322            $27,748
        4       $27,496            $27,352            $27,802
        5       $27,854            $27,759            $28,227
        6       $28,097            $28,043            $28,524
        7       $28,393            $28,371            $28,880
        8       $28,515            $28,416            $28,967
        9       $28,718            $28,626            $29,205
       10       $28,997            $28,918            $29,526
       11       $29,267            $29,236            $29,816
       12       $29,615            $29,564            $30,177
  91:   1       $29,844            $29,833            $30,454
        2       $30,055            $30,003            $30,635
        3       $30,219            $30,168            $30,841
        4       $30,472            $30,446            $31,133
        5       $30,636            $30,616            $31,321
        6       $30,723            $30,680            $31,450
        7       $30,984            $30,972            $31,724
        8       $31,393            $31,396            $32,159
        9       $31,724            $31,763            $32,506
       10       $32,079            $32,081            $32,854
       11       $32,424            $32,386            $33,196
       12       $32,938            $32,917            $33,700
  92:   1       $32,804            $32,723            $33,649
        2       $32,839            $32,808            $33,767
        3       $32,737            $32,765            $33,753
        4       $33,115            $33,034            $34,064
        5       $33,472            $33,381            $34,374
        6       $33,845            $33,698            $34,724
        7       $34,198            $34,102            $35,113
        8       $34,285            $34,382            $35,422
        9       $34,441            $34,660            $35,759
       10       $34,362            $34,390            $35,544
       11       $34,439            $34,335            $35,486
       12       $34,707            $34,665            $35,823
  93:   1       $34,953            $35,101            $36,196
        2       $35,181            $35,435            $36,505
        3       $35,253            $35,548            $36,615
        4       $35,350            $35,747            $36,842
        5       $35,422            $35,704            $36,739
        6       $35,715            $36,036            $37,009
        7       $35,869            $36,134            $37,095
        8       $36,165            $36,488            $37,419
        9       $36,200            $36,590            $37,540
       10       $36,319            $36,652            $37,614
       11       $36,212            $36,546            $37,623
       12       $36,304            $36,677            $37,762
  94:   1       $36,510            $36,927            $38,005
        2       $36,334            $36,620            $37,762
        3       $36,234            $36,243            $37,574
        4       $36,125            $35,986            $37,441
        5       $36,150            $35,921            $37,494
        6       $36,234            $35,918            $37,605
        7       $36,530            $36,208            $37,928
        8       $36,624            $36,292            $38,062
        9       $36,508            $36,165            $37,975
       10       $36,590            $36,186            $38,061
       11       $36,428            $36,042            $37,891
       12       $36,456            $36,121            $37,977
  95:   1       $36,932            $36,569            $38,505
        2       $37,399            $37,092            $39,034
        3       $37,583            $37,285            $39,252
        4       $37,914            $37,605            $39,602
        5       $38,495            $38,346            $40,294
        6       $38,766            $38,538            $40,510
        7       $38,855            $38,584            $40,678
        8       $39,066            $38,866            $40,920
        9       $39,262            $39,087            $41,119
       10       $39,568            $39,435            $41,466
       11       $39,866            $39,814            $41,833
       12       $40,142            $40,144            $42,154
  96:   1       $40,350            $40,433            $42,512
        2       $40,231            $40,247            $42,332
        3       $40,246            $40,199            $42,295
        4       $40,224            $40,207            $42,330
        5       $40,271            $40,255            $42,417
        6       $40,527            $40,525            $42,722
        7       $40,681            $40,659            $42,890
        8       $40,820            $40,768            $43,037
        9       $41,133            $41,119            $43,427
       10       $41,580            $41,551            $43,916
       11       $41,856            $41,871            $44,253
       12       $41,783            $41,858            $44,253
  97:   1       $42,006            $42,055            $44,460
        2       $42,113            $42,164            $44,563
        3       $42,103            $42,088            $44,545
        4       $42,392            $42,396            $44,909
        5       $42,650            $42,646            $45,215
        6       $42,913            $42,872            $45,527
        7       $43,241            $43,318            $46,027
        8       $43,314            $43,335            $46,070
        9       $43,549            $43,634            $46,419
       10       $43,848            $43,939            $46,764
       11       $43,927            $44,036            $46,878
       12       $44,142            $44,252            $47,198
  98:   1       $44,461            $44,628            $47,656
        2       $44,515            $44,659            $47,697
        3       $44,648            $44,807            $47,891
        4       $44,808            $44,981            $48,116
        5       $44,995            $45,211            $48,372
        6       $45,198            $45,410            $48,624
        7       $45,430            $45,591            $48,851
        8       $45,805            $46,056            $49,465
        9       $46,316            $46,618            $50,121
       10       $46,453            $46,698            $50,367
       11       $46,485            $46,688            $50,323
       12       $46,594            $46,824            $50,501
  99:   1       $46,768            $47,048            $50,700
        2       $46,628            $46,865            $50,453
        3       $46,939            $47,141            $50,804
        4       $47,114            $47,325            $50,967
        5       $47,097            $47,283            $50,935
        6       $47,215            $47,297            $51,094
        7       $47,341            $47,358            $51,256
        8       $47,440            $47,444            $51,404
        9       $47,735            $47,742            $51,738
       10       $47,869            $47,867            $51,875
       11       $47,990            $47,991            $51,974
       12       $48,031            $48,005            $52,048
  00:   1       $48,030            $48,039            $52,029
        2       $48,302            $48,313            $52,375
        3       $48,542            $48,695            $52,700
        4       $48,731            $48,870            $52,837
        5       $48,873            $48,953            $53,054
        6       $49,312            $49,442            $53,605
        7       $49,561            $49,734            $53,943
        8       $49,931            $50,102            $54,342
        9       $50,263            $50,463            $54,732
       10       $50,514            $50,751            $55,026
       11       $50,972            $51,248            $55,547
       12       $51,554            $51,781            $56,209
  01:   1       $52,181            $52,444            $56,914
        2       $52,467            $52,842            $57,284
        3       $52,789            $53,180            $57,761
        4       $52,912            $53,329            $57,916
        5       $53,156            $53,639            $58,242
        6       $53,269            $53,783            $58,440
        7       $53,854            $54,354            $59,096
        8       $54,257            $54,647            $59,436
        9       $55,098            $55,363            $60,415
       10       $55,623            $55,845            $60,986
       11       $55,426            $55,638            $60,854
       12       $55,446            $55,582            $60,875
  02:   1       $55,589            $55,755            $60,999
        2       $55,865            $56,033            $61,293
        3       $55,582            $55,708            $60,880
        4       $56,156            $56,249            $61,560
        5       $56,356            $56,491            $61,807
        6       $56,754            $56,841            $62,326
        7       $57,377            $57,381            $63,087
        8       $57,609            $57,622            $63,304
        9       $58,084            $57,990            $63,827
--------------------------------------------------------------------------------
1 Past performance is not predictive of future results. The Lipper composites are the equal-weighted average returns of the funds in the cited categories. Indexes are theoretical measures of stock- and bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. For International Value, the index is the MSCI EAFE Index, GDP-weighted with currencies half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free Index. Fixed-income indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities; the Merrill Lynch 1-3 Year Treasury Index, which includes short-term Treasury bonds; the Lehman Brothers Five-Year G/O Index, which includes general-obligation municipal bonds at five-year maturities; and the Lehman Brothers One-Year Municipal Index, which includes municipal bonds with maturities of up to 1.99 years.

2 Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have declined to $19,575.
--------------------------------------------------------------------------------

4 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Municipal-Bond Portfolios (Intermediate- and Short-Term)

------------------------------------
Short Duration Diversified Municipal
------------------------------------


[GRAPHIC]


                 Short Duration           Lipper             Lehman Brothers
                  Diversified           Short-Term              One-Year
Yr:Month           Municipal        Municipal Composite      Municipal Index
--------------------------------------------------------------------------------
  94:  10          $25,000               $25,000                 $25,000
       11          $25,015               $24,918                 $25,038
       12          $25,112               $25,007                 $25,102
  95:   1          $25,255               $25,187                 $25,231
        2          $25,462               $25,424                 $25,402
        3          $25,617               $25,584                 $25,570
        4          $25,684               $25,669                 $25,663
        5          $25,959               $25,938                 $25,904
        6          $26,072               $26,032                 $25,992
        7          $26,204               $26,185                 $26,182
        8          $26,314               $26,313                 $26,321
        9          $26,366               $26,377                 $26,394
       10          $26,479               $26,503                 $26,502
       11          $26,616               $26,662                 $26,628
       12          $26,709               $26,777                 $26,728
  96:   1          $26,844               $26,937                 $26,881
        2          $26,878               $26,970                 $26,946
        3          $26,869               $26,919                 $26,964
        4          $26,901               $26,948                 $27,028
        5          $26,968               $27,007                 $27,096
        6          $27,053               $27,105                 $27,228
        7          $27,168               $27,229                 $27,343
        8          $27,206               $27,289                 $27,396
        9          $27,336               $27,423                 $27,520
       10          $27,441               $27,574                 $27,661
       11          $27,608               $27,745                 $27,828
       12          $27,657               $27,789                 $27,888
  97:   1          $27,786               $27,886                 $28,049
        2          $27,854               $28,006                 $28,139
        3          $27,827               $27,934                 $28,125
        4          $27,913               $28,029                 $28,238
        5          $28,058               $28,199                 $28,380
        6          $28,167               $28,343                 $28,493
        7          $28,298               $28,573                 $28,668
        8          $28,335               $28,573                 $28,704
        9          $28,477               $28,767                 $28,852
       10          $28,564               $28,871                 $28,963
       11          $28,624               $28,957                 $29,052
       12          $28,752               $29,114                 $29,182
  98:   1          $28,882               $29,262                 $29,335
        2          $28,971               $29,332                 $29,437
        3          $29,036               $29,394                 $29,521
        4          $29,078               $29,394                 $29,557
        5          $29,204               $29,576                 $29,711
        6          $29,271               $29,677                 $29,820
        7          $29,379               $29,772                 $29,922
        8          $29,512               $29,986                 $30,103
        9          $29,622               $30,142                 $30,246
       10          $29,727               $30,245                 $30,389
       11          $29,813               $30,302                 $30,480
       12          $29,885               $30,402                 $30,566
  99:   1          $30,035               $30,566                 $30,737
        2          $30,143               $30,569                 $30,847
        3          $30,184               $30,612                 $30,873
        4          $30,244               $30,689                 $30,944
        5          $30,293               $30,701                 $31,005
        6          $30,288               $30,593                 $30,977
        7          $30,363               $30,691                 $31,088
        8          $30,398               $30,694                 $31,164
        9          $30,483               $30,768                 $31,269
       10          $30,513               $30,777                 $31,337
       11          $30,631               $30,882                 $31,434
       12          $30,652               $30,885                 $31,460
  00:   1          $30,745               $30,904                 $31,580
        2          $30,818               $31,018                 $31,675
        3          $30,942               $31,167                 $31,812
        4          $30,988               $31,198                 $31,888
        5          $31,025               $31,232                 $31,941
        6          $31,273               $31,488                 $32,203
        7          $31,426               $31,680                 $32,383
        8          $31,579               $31,848                 $32,549
        9          $31,633               $31,922                 $32,621
       10          $31,760               $32,056                 $32,775
       11          $31,859               $32,165                 $32,899
       12          $32,089               $32,425                 $33,144
  01:   1          $32,375               $32,698                 $33,537
        2          $32,481               $32,815                 $33,648
        3          $32,630               $32,983                 $33,822
        4          $32,685               $33,006                 $33,888
        5          $32,889               $33,217                 $34,129
        6          $32,988               $33,350                 $34,262
        7          $33,169               $33,533                 $34,413
        8          $33,373               $33,761                 $34,619
        9          $33,525               $33,856                 $34,789
       10          $33,674               $33,998                 $34,940
       11          $33,662               $33,937                 $34,972
       12          $33,729               $33,964                 $35,059
  02:   1          $33,975               $34,158                 $35,343
        2          $34,142               $34,321                 $35,470
        3          $33,876               $34,095                 $35,223
        4          $34,148               $34,364                 $35,491
        5          $34,315               $34,488                 $35,647
        6          $34,526               $34,671                 $35,821
        7          $34,656               $34,823                 $35,953
        8          $34,734               $34,959                 $36,073
        9          $34,802               $35,102                 $36,154


-----------------------------------
Short Duration California Municipal
-----------------------------------


[GRAPHIC]


                 Short Duration           Lipper             Lehman Brothers
                  California           Short-Term              One-Year
Yr:Month           Municipal        Municipal Composite      Municipal Index
--------------------------------------------------------------------------------
  94:  10          $25,000               $25,000                 $25,000
       11          $24,978               $24,918                 $25,038
       12          $25,055               $25,007                 $25,102
  95:   1          $25,202               $25,187                 $25,231
        2          $25,451               $25,424                 $25,402
        3          $25,566               $25,584                 $25,570
        4          $25,668               $25,669                 $25,663
        5          $25,915               $25,938                 $25,904
        6          $26,000               $26,032                 $25,992
        7          $26,185               $26,185                 $26,182
        8          $26,267               $26,313                 $26,321
        9          $26,332               $26,377                 $26,394
       10          $26,442               $26,503                 $26,502
       11          $26,554               $26,662                 $26,628
       12          $26,631               $26,777                 $26,728
  96:   1          $26,786               $26,937                 $26,881
        2          $26,813               $26,970                 $26,946
        3          $26,793               $26,919                 $26,964
        4          $26,841               $26,948                 $27,028
        5          $26,885               $27,007                 $27,096
        6          $26,990               $27,105                 $27,228
        7          $27,105               $27,229                 $27,343
        8          $27,146               $27,289                 $27,396
        9          $27,256               $27,423                 $27,520
       10          $27,384               $27,574                 $27,661
       11          $27,530               $27,745                 $27,828
       12          $27,578               $27,789                 $27,888
  97:   1          $27,683               $27,886                 $28,049
        2          $27,747               $28,006                 $28,139
        3          $27,740               $27,934                 $28,125
        4          $27,824               $28,029                 $28,238
        5          $27,923               $28,199                 $28,380
        6          $28,030               $28,343                 $28,493
        7          $28,178               $28,573                 $28,668
        8          $28,209               $28,573                 $28,704
        9          $28,317               $28,767                 $28,852
       10          $28,393               $28,871                 $28,963
       11          $28,446               $28,957                 $29,052
       12          $28,571               $29,114                 $29,182
  98:   1          $28,693               $29,262                 $29,335
        2          $28,778               $29,332                 $29,437
        3          $28,837               $29,394                 $29,521
        4          $28,849               $29,394                 $29,557
        5          $28,967               $29,576                 $29,711
        6          $29,055               $29,677                 $29,820
        7          $29,190               $29,772                 $29,922
        8          $29,317               $29,986                 $30,103
        9          $29,443               $30,142                 $30,246
       10          $29,569               $30,245                 $30,389
       11          $29,655               $30,302                 $30,480
       12          $29,686               $30,402                 $30,566
  99:   1          $29,832               $30,566                 $30,737
        2          $29,915               $30,569                 $30,847
        3          $29,929               $30,612                 $30,873
        4          $30,007               $30,689                 $30,944
        5          $30,024               $30,701                 $31,005
        6          $30,014               $30,593                 $30,977
        7          $30,115               $30,691                 $31,088
        8          $30,168               $30,694                 $31,164
        9          $30,296               $30,768                 $31,269
       10          $30,326               $30,777                 $31,337
       11          $30,393               $30,882                 $31,434
       12          $30,388               $30,885                 $31,460
  00:   1          $30,497               $30,904                 $31,580
        2          $30,614               $31,018                 $31,675
        3          $30,727               $31,167                 $31,812
        4          $30,740               $31,198                 $31,888
        5          $30,816               $31,232                 $31,941
        6          $31,059               $31,488                 $32,203
        7          $31,208               $31,680                 $32,383
        8          $31,386               $31,848                 $32,549
        9          $31,467               $31,922                 $32,621
       10          $31,593               $32,056                 $32,775
       11          $31,694               $32,165                 $32,899
       12          $31,870               $32,425                 $33,144
  01:   1          $32,171               $32,698                 $33,537
        2          $32,271               $32,815                 $33,648
        3          $32,396               $32,983                 $33,822
        4          $32,398               $33,006                 $33,888
        5          $32,599               $33,217                 $34,129
        6          $32,695               $33,350                 $34,262
        7          $32,847               $33,533                 $34,413
        8          $32,989               $33,761                 $34,619
        9          $33,081               $33,856                 $34,789
       10          $33,191               $33,998                 $34,940
       11          $33,237               $33,937                 $34,972
       12          $33,276               $33,964                 $35,059
  02:   1          $33,493               $34,158                 $35,343
        2          $33,548               $34,321                 $35,470
        3          $33,359               $34,095                 $35,223
        4          $33,541               $34,364                 $35,491
        5          $33,649               $34,488                 $35,647
        6          $33,744               $34,671                 $35,821
        7          $33,832               $34,823                 $35,953
        8          $33,947               $34,959                 $36,073
        9          $34,031               $35,102                 $36,152


---------------------------------
Short Duration New York Municipal
---------------------------------


[GRAPHIC]


                 Short Duration           Lipper             Lehman Brothers
                   New York             Short-Term              One-Year
Yr:Month           Municipal        Municipal Composite      Municipal Index
--------------------------------------------------------------------------------
  94:  10          $25,000               $25,000                 $25,000
       11          $24,970               $24,918                 $25,038
       12          $25,062               $25,007                 $25,102
  95:   1          $25,212               $25,187                 $25,231
        2          $25,450               $25,424                 $25,402
        3          $25,582               $25,584                 $25,570
        4          $25,659               $25,669                 $25,663
        5          $25,882               $25,938                 $25,904
        6          $25,984               $26,032                 $25,992
        7          $26,124               $26,185                 $26,182
        8          $26,221               $26,313                 $26,321
        9          $26,284               $26,377                 $26,394
       10          $26,374               $26,503                 $26,502
       11          $26,496               $26,662                 $26,628
       12          $26,583               $26,777                 $26,728
  96:   1          $26,736               $26,937                 $26,881
        2          $26,803               $26,970                 $26,946
        3          $26,783               $26,919                 $26,964
        4          $26,806               $26,948                 $27,028
        5          $26,871               $27,007                 $27,096
        6          $26,956               $27,105                 $27,228
        7          $27,075               $27,229                 $27,343
        8          $27,073               $27,289                 $27,396
        9          $27,213               $27,423                 $27,520
       10          $27,350               $27,574                 $27,661
       11          $27,486               $27,745                 $27,828
       12          $27,520               $27,789                 $27,888
  97:   1          $27,636               $27,886                 $28,049
        2          $27,707               $28,006                 $28,139
        3          $27,685               $27,934                 $28,125
        4          $27,779               $28,029                 $28,238
        5          $27,890               $28,199                 $28,380
        6          $28,005               $28,343                 $28,493
        7          $28,140               $28,573                 $28,668
        8          $28,158               $28,573                 $28,704
        9          $28,300               $28,767                 $28,852
       10          $28,388               $28,871                 $28,963
       11          $28,448               $28,957                 $29,052
       12          $28,553               $29,114                 $29,182
  98:   1          $28,687               $29,262                 $29,335
        2          $28,755               $29,332                 $29,437
        3          $28,823               $29,394                 $29,521
        4          $28,844               $29,394                 $29,557
        5          $28,970               $29,576                 $29,711
        6          $29,061               $29,677                 $29,820
        7          $29,150               $29,772                 $29,922
        8          $29,282               $29,986                 $30,103
        9          $29,391               $30,142                 $30,246
       10          $29,497               $30,245                 $30,389
       11          $29,565               $30,302                 $30,480
       12          $29,628               $30,402                 $30,566
  99:   1          $29,781               $30,566                 $30,737
        2          $29,847               $30,569                 $30,847
        3          $29,914               $30,612                 $30,873
        4          $29,957               $30,689                 $30,944
        5          $29,988               $30,701                 $31,005
        6          $29,966               $30,593                 $30,977
        7          $30,052               $30,691                 $31,088
        8          $30,096               $30,694                 $31,164
        9          $30,167               $30,768                 $31,269
       10          $30,205               $30,777                 $31,337
       11          $30,309               $30,882                 $31,434
       12          $30,310               $30,885                 $31,460
  00:   1          $30,388               $30,904                 $31,580
        2          $30,484               $31,018                 $31,675
        3          $30,582               $31,167                 $31,812
        4          $30,632               $31,198                 $31,888
        5          $30,692               $31,232                 $31,941
        6          $30,918               $31,488                 $32,203
        7          $31,067               $31,680                 $32,383
        8          $31,192               $31,848                 $32,549
        9          $31,266               $31,922                 $32,621
       10          $31,385               $32,056                 $32,775
       11          $31,507               $32,165                 $32,899
       12          $31,759               $32,425                 $33,144
  01:   1          $32,012               $32,698                 $33,537
        2          $32,116               $32,815                 $33,648
        3          $32,288               $32,983                 $33,822
        4          $32,286               $33,006                 $33,888
        5          $32,508               $33,217                 $34,129
        6          $32,600               $33,350                 $34,262
        7          $32,751               $33,533                 $34,413
        8          $32,941               $33,761                 $34,619
        9          $33,002               $33,856                 $34,789
       10          $33,170               $33,998                 $34,940
       11          $33,153               $33,937                 $34,972
       12          $33,188               $33,964                 $35,059
  02:   1          $33,432               $34,158                 $35,343
        2          $33,545               $34,321                 $35,470
        3          $33,357               $34,095                 $35,223
        4          $33,540               $34,364                 $35,491
        5          $33,653               $34,488                 $35,647
        6          $33,775               $34,671                 $35,821
        7          $33,873               $34,823                 $35,953
        8          $33,974               $34,959                 $36,073
        9          $34,040               $35,102                 $36,152



---------------------------------
Diversified Municipal
---------------------------------


[GRAPHIC]


                                          Lipper             Lehman Brothers
                  Diversified          Intermediate             Five-Year
Yr:Month           Municipal        Municipal Composite         G/O Index
--------------------------------------------------------------------------------
  89:   1          $25,000               $25,000                 $25,000
        2          $24,863               $24,893                 $24,735
        3          $24,736               $24,820                 $24,577
        4          $25,164               $25,212                 $24,999
        5          $25,550               $25,550                 $25,454
        6          $25,878               $25,829                 $25,734
        7          $26,189               $26,128                 $26,110
        8          $26,027               $26,011                 $26,008
        9          $25,973               $25,972                 $26,021
       10          $26,266               $26,203                 $26,250
       11          $26,602               $26,510                 $26,584
       12          $26,769               $26,743                 $26,799
  90:   1          $26,669               $26,679                 $26,812
        2          $26,843               $26,884                 $27,013
        3          $26,823               $26,868                 $26,930
        4          $26,741               $26,723                 $26,841
        5          $27,152               $27,177                 $27,332
        6          $27,351               $27,405                 $27,532
        7          $27,637               $27,748                 $27,859
        8          $27,510               $27,501                 $27,764
        9          $27,622               $27,592                 $27,823
       10          $28,022               $27,934                 $28,232
       11          $28,403               $28,375                 $28,638
       12          $28,590               $28,517                 $28,744
  91:   1          $28,933               $28,845                 $29,167
        2          $29,187               $29,096                 $29,432
        3          $29,102               $29,111                 $29,365
        4          $29,448               $29,416                 $29,732
        5          $29,565               $29,622                 $29,883
        6          $29,545               $29,593                 $29,877
        7          $29,774               $29,856                 $30,176
        8          $30,144               $30,166                 $30,565
        9          $30,443               $30,504                 $30,941
       10          $30,652               $30,758                 $31,176
       11          $30,818               $30,841                 $31,276
       12          $31,500               $31,433                 $31,980
  92:   1          $31,450               $31,521                 $32,041
        2          $31,425               $31,555                 $32,060
        3          $31,229               $31,489                 $31,954
        4          $31,393               $31,732                 $32,235
        5          $31,803               $32,068                 $32,525
        6          $32,239               $32,520                 $32,994
        7          $33,167               $33,486                 $33,858
        8          $32,915               $33,148                 $33,604
        9          $33,154               $33,343                 $33,816
       10          $32,796               $33,067                 $33,708
       11          $33,281               $33,622                 $34,116
       12          $33,560               $33,915                 $34,354
  93:   1          $33,893               $34,298                 $34,725
        2          $34,711               $35,320                 $35,632
        3          $34,381               $34,938                 $35,229
        4          $34,587               $35,225                 $35,455
        5          $34,642               $35,362                 $35,579
        6          $35,137               $35,875                 $36,059
        7          $35,040               $35,879                 $36,084
        8          $35,639               $36,542                 $36,575
        9          $36,007               $36,966                 $36,838
       10          $36,062               $37,044                 $36,894
       11          $35,883               $36,807                 $36,787
       12          $36,391               $37,436                 $37,291
  94:   1          $36,706               $37,833                 $37,641
        2          $36,065               $37,008                 $36,937
        3          $35,366               $35,957                 $36,114
        4          $35,368               $36,141                 $36,478
        5          $35,587               $36,408                 $36,683
        6          $35,483               $36,303                 $36,598
        7          $35,871               $36,760                 $36,997
        8          $36,012               $36,903                 $37,175
        9          $35,719               $36,527                 $36,896
       10          $35,420               $36,100                 $36,689
       11          $35,020               $35,562                 $36,454
       12          $35,475               $36,091                 $36,775
  95:   1          $36,132               $36,799                 $37,128
        2          $36,876               $37,572                 $37,667
        3          $37,259               $37,910                 $38,266
        4          $37,321               $37,974                 $38,369
        5          $38,266               $38,878                 $39,209
        6          $38,107               $38,734                 $39,241
        7          $38,458               $39,094                 $39,790
        8          $38,841               $39,478                 $40,192
        9          $38,993               $39,651                 $40,312
       10          $39,376               $40,032                 $40,482
       11          $39,818               $40,464                 $40,826
       12          $40,075               $40,735                 $41,050
  96:   1          $40,373               $41,078                 $41,539
        2          $40,264               $40,946                 $41,398
        3          $39,891               $40,483                 $41,178
        4          $39,808               $40,406                 $41,116
        5          $39,813               $40,386                 $41,067
        6          $40,080               $40,629                 $41,359
        7          $40,366               $40,986                 $41,632
        8          $40,331               $40,994                 $41,719
        9          $40,701               $41,343                 $42,032
       10          $41,035               $41,740                 $42,423
       11          $41,640               $42,362                 $43,012
       12          $41,532               $42,234                 $42,948
  97:   1          $41,687               $42,323                 $43,064
        2          $41,938               $42,632                 $43,370
        3          $41,599               $42,189                 $42,880
        4          $41,851               $42,396                 $43,094
        5          $42,281               $42,900                 $43,564
        6          $42,594               $43,286                 $43,947
        7          $43,376               $44,230                 $44,743
        8          $43,145               $43,867                 $44,505
        9          $43,532               $44,319                 $44,906
       10          $43,687               $44,523                 $45,180
       11          $43,832               $44,687                 $45,324
       12          $44,307               $45,246                 $45,732
  98:   1          $44,617               $45,626                 $46,135
        2          $44,677               $45,644                 $46,190
        3          $44,709               $45,644                 $46,269
        4          $44,638               $45,402                 $46,047
        5          $45,043               $46,043                 $46,595
        6          $45,175               $46,172                 $46,739
        7          $45,297               $46,250                 $46,907
        8          $45,750               $46,925                 $47,541
        9          $46,137               $47,432                 $48,025
       10          $46,223               $47,418                 $48,126
       11          $46,252               $47,503                 $48,194
       12          $46,356               $47,665                 $48,406
  99:   1          $46,841               $48,208                 $48,895
        2          $46,767               $47,933                 $48,836
        3          $46,802               $47,890                 $48,904
        4          $46,924               $48,020                 $49,046
        5          $46,795               $47,731                 $48,879
        6          $46,390               $47,049                 $48,337
        7          $46,545               $47,265                 $48,593
        8          $46,470               $47,029                 $48,593
        9          $46,491               $47,048                 $48,763
       10          $46,295               $46,704                 $48,656
       11          $46,673               $47,097                 $48,914
       12          $46,566               $46,875                 $48,752
  00:   1          $46,487               $46,655                 $48,730
        2          $46,726               $47,010                 $48,880
        3          $47,350               $47,672                 $49,318
        4          $47,262               $47,482                 $49,221
        5          $47,130               $47,263                 $49,201
        6          $47,949               $48,251                 $50,111
        7          $48,407               $48,791                 $50,657
        8          $48,906               $49,387                 $51,189
        9          $48,835               $49,239                 $51,103
       10          $49,220               $49,608                 $51,466
       11          $49,438               $49,841                 $51,666
       12          $50,202               $50,888                 $52,496
  01:   1          $50,751               $51,447                 $53,404
        2          $50,902               $51,597                 $53,533
        3          $51,338               $51,999                 $53,960
        4          $51,049               $51,479                 $53,674
        5          $51,567               $51,989                 $54,206
        6          $51,819               $52,321                 $54,444
        7          $52,344               $52,949                 $55,054
        8          $52,978               $53,749                 $55,792
        9          $53,051               $53,663                 $55,931
       10          $53,461               $54,162                 $56,345
       11          $53,192               $53,572                 $55,928
       12          $52,957               $53,170                 $55,637
  02:   1          $53,596               $53,935                 $56,527
        2          $54,046               $54,556                 $57,155
        3          $53,304               $53,552                 $56,006
        4          $54,096               $54,591                 $57,261
        5          $54,363               $54,891                 $57,639
        6          $54,840               $55,456                 $58,267
        7          $55,329               $56,105                 $58,901
        8          $55,749               $56,638                 $59,453
        9          $56,455               $57,664                 $60,221

---------------------------------
California Municipal
---------------------------------


[GRAPHIC]


                                          Lipper
                                       Intermediate          Lehman Brothers
                   California           California              Five-Year
Yr:Month           Municipal        Municipal Composite         G/O Index
--------------------------------------------------------------------------------
  90:   8         $25,000           $25,000                 $25,000
        9         $25,155           $24,988                 $25,053
       10         $25,459           $25,452                 $25,421
       11         $25,844           $26,015                 $25,787
       12         $26,072           $26,127                 $25,882
  91:   1         $26,340           $26,424                 $26,263
        2         $26,649           $26,557                 $26,502
        3         $26,566           $26,578                 $26,441
        4         $26,814           $26,942                 $26,771
        5         $26,937           $27,184                 $26,908
        6         $26,889           $27,108                 $26,902
        7         $27,112           $27,472                 $27,171
        8         $27,378           $27,796                 $27,522
        9         $27,686           $28,168                 $27,860
       10         $27,891           $28,430                 $28,072
       11         $27,989           $28,510                 $28,162
       12         $28,558           $29,051                 $28,796
  92:   1         $28,610           $29,133                 $28,850
        2         $28,600           $29,153                 $28,868
        3         $28,370           $29,074                 $28,772
        4         $28,578           $29,278                 $29,026
        5         $28,916           $29,571                 $29,287
        6         $29,279           $29,952                 $29,709
        7         $30,091           $30,776                 $30,487
        8         $29,901           $30,440                 $30,258
        9         $30,111           $30,626                 $30,449
       10         $29,803           $30,292                 $30,352
       11         $30,239           $30,792                 $30,719
       12         $30,500           $31,054                 $30,934
  93:   1         $30,820           $31,389                 $31,268
        2         $31,647           $32,347                 $32,084
        3         $31,314           $32,001                 $31,721
        4         $31,469           $32,253                 $31,924
        5         $31,577           $32,369                 $32,036
        6         $31,950           $32,826                 $32,469
        7         $31,855           $32,796                 $32,491
        8         $32,374           $33,423                 $32,933
        9         $32,702           $33,820                 $33,170
       10         $32,727           $33,875                 $33,220
       11         $32,544           $33,637                 $33,124
       12         $33,015           $34,240                 $33,578
  94:   1         $33,326           $34,609                 $33,893
        2         $32,694           $33,838                 $33,259
        3         $32,066           $32,890                 $32,518
        4         $32,043           $33,025                 $32,846
        5         $32,213           $33,246                 $33,030
        6         $32,168           $33,140                 $32,954
        7         $32,562           $33,617                 $33,313
        8         $32,664           $33,745                 $33,473
        9         $32,381           $33,428                 $33,222
       10         $32,096           $32,970                 $33,036
       11         $31,737           $32,459                 $32,825
       12         $31,975           $32,825                 $33,114
  95:   1         $32,592           $33,495                 $33,431
        2         $33,414           $34,239                 $33,916
        3         $33,727           $34,578                 $34,455
        4         $33,804           $34,626                 $34,549
        5         $34,674           $35,481                 $35,305
        6         $34,446           $35,258                 $35,333
        7         $34,807           $35,635                 $35,828
        8         $35,120           $36,027                 $36,190
        9         $35,330           $36,229                 $36,298
       10         $35,701           $36,624                 $36,451
       11         $36,150           $37,048                 $36,761
       12         $36,362           $37,252                 $36,963
  96:   1         $36,708           $37,584                 $37,403
        2         $36,580           $37,460                 $37,276
        3         $36,160           $37,029                 $37,078
        4         $36,109           $36,999                 $37,022
        5         $36,084           $36,988                 $36,978
        6         $36,350           $37,240                 $37,241
        7         $36,604           $37,571                 $37,486
        8         $36,626           $37,571                 $37,565
        9         $36,955           $37,879                 $37,847
       10         $37,284           $38,266                 $38,199
       11         $37,797           $38,874                 $38,730
       12         $37,716           $38,730                 $38,672
  97:   1         $37,822           $38,804                 $38,776
        2         $38,042           $39,052                 $39,051
        3         $37,705           $38,681                 $38,610
        4         $37,898           $38,863                 $38,803
        5         $38,309           $39,372                 $39,226
        6         $38,619           $39,730                 $39,571
        7         $39,374           $40,648                 $40,288
        8         $39,162           $40,307                 $40,074
        9         $39,476           $40,710                 $40,435
       10         $39,611           $40,820                 $40,681
       11         $39,739           $40,987                 $40,812
       12         $40,108           $41,479                 $41,179
  98:   1         $40,439           $41,869                 $41,541
        2         $40,519           $41,927                 $41,591
        3         $40,487           $41,856                 $41,662
        4         $40,393           $41,617                 $41,462
        5         $40,840           $42,192                 $41,955
        6         $40,959           $42,302                 $42,085
        7         $41,068           $42,428                 $42,237
        8         $41,530           $43,065                 $42,807
        9         $41,989           $43,702                 $43,244
       10         $42,030           $43,641                 $43,334
       11         $42,140           $43,759                 $43,395
       12         $42,163           $43,776                 $43,586
  99:   1         $42,589           $44,289                 $44,026
        2         $42,484           $44,080                 $43,973
        3         $42,539           $44,147                 $44,035
        4         $42,586           $44,182                 $44,163
        5         $42,376           $43,912                 $44,012
        6         $42,044           $43,289                 $43,524
        7         $42,208           $43,527                 $43,755
        8         $42,105           $43,335                 $43,755
        9         $42,243           $43,491                 $43,908
       10         $42,035           $43,122                 $43,811
       11         $42,342           $43,505                 $44,043
       12         $42,137           $43,192                 $43,898
  00:   1         $42,158           $43,218                 $43,878
        2         $42,497           $43,581                 $44,013
        3         $43,082           $44,261                 $44,407
        4         $42,842           $44,000                 $44,320
        5         $42,874           $43,987                 $44,302
        6         $43,594           $44,937                 $45,121
        7         $43,999           $45,458                 $45,613
        8         $44,600           $46,163                 $46,092
        9         $44,540           $45,983                 $46,015
       10         $44,798           $46,277                 $46,342
       11         $45,055           $46,504                 $46,522
       12         $45,731           $47,336                 $47,269
  01:   1         $46,213           $47,937                 $48,087
        2         $46,311           $47,995                 $48,202
        3         $46,529           $48,220                 $48,587
        4         $46,134           $47,507                 $48,330
        5         $46,587           $48,134                 $48,808
        6         $46,770           $48,427                 $49,023
        7         $47,229           $49,004                 $49,572
        8         $47,917           $49,925                 $50,237
        9         $47,803           $49,795                 $50,362
       10         $48,223           $50,313                 $50,735
       11         $48,037           $49,885                 $50,359
       12         $47,820           $49,461                 $50,097
  02:   1         $48,346           $50,228                 $50,899
        2         $48,705           $50,755                 $51,464
        3         $47,963           $49,695                 $50,430
        4         $48,585           $50,624                 $51,559
        5         $48,911           $51,024                 $51,899
        6         $49,215           $51,345                 $52,465
        7         $49,594           $51,879                 $53,036
        8         $50,053           $52,491                 $53,533
        9         $50,801           $53,580                 $54,225


---------------------------------
New York Municipal
---------------------------------


[GRAPHIC]


                                          Lipper
                                       Intermediate          Lehman Brothers
                   New York              New York               Five-Year
Yr:Month           Municipal        Municipal Composite         G/O Index
--------------------------------------------------------------------------------
  89:   1         $25,000           $25,000                 $25,000
        2         $24,881           $24,750                 $24,735
        3         $24,809           $24,750                 $24,577
        4         $25,201           $25,389                 $24,999
        5         $25,589           $25,868                 $25,454
        6         $26,022           $26,197                 $25,734
        7         $26,313           $26,469                 $26,110
        8         $26,154           $26,221                 $26,008
        9         $26,119           $26,105                 $26,021
       10         $26,415           $26,319                 $26,250
       11         $26,731           $26,725                 $26,584
       12         $26,872           $26,928                 $26,799
  90:   1         $26,733           $26,658                 $26,812
        2         $26,912           $26,888                 $27,013
        3         $26,920           $26,842                 $26,930
        4         $26,800           $26,514                 $26,841
        5         $27,193           $27,167                 $27,332
        6         $27,412           $27,463                 $27,532
        7         $27,703           $27,960                 $27,859
        8         $27,579           $27,420                 $27,764
        9         $27,718           $27,341                 $27,823
       10         $28,096           $27,620                 $28,232
       11         $28,494           $28,222                 $28,638
       12         $28,658           $28,323                 $28,744
  91:   1         $28,979           $28,706                 $29,167
        2         $29,257           $28,878                 $29,432
        3         $29,267           $28,985                 $29,365
        4         $29,548           $29,437                 $29,732
        5         $29,712           $29,664                 $29,883
        6         $29,717           $29,634                 $29,877
        7         $29,973           $30,117                 $30,176
        8         $30,301           $30,554                 $30,565
        9         $30,585           $31,015                 $30,941
       10         $30,796           $31,313                 $31,176
       11         $30,916           $31,354                 $31,276
       12         $31,642           $31,999                 $31,980
  92:   1         $31,552           $31,823                 $32,041
        2         $31,632           $31,941                 $32,060
        3         $31,492           $32,043                 $31,954
        4         $31,761           $32,383                 $32,235
        5         $32,079           $32,856                 $32,525
        6         $32,544           $33,536                 $32,994
        7         $33,479           $34,763                 $33,858
        8         $33,211           $34,235                 $33,604
        9         $33,432           $34,338                 $33,816
       10         $33,106           $34,018                 $33,708
       11         $33,551           $34,586                 $34,116
       12         $33,820           $34,901                 $34,354
  93:   1         $34,138           $35,271                 $34,725
        2         $35,046           $36,294                 $35,632
        3         $34,698           $35,960                 $35,229
        4         $34,941           $36,233                 $35,455
        5         $35,058           $36,415                 $35,579
        6         $35,516           $36,884                 $36,059
        7         $35,424           $36,873                 $36,084
        8         $35,981           $37,507                 $36,575
        9         $36,334           $37,822                 $36,838
       10         $36,393           $37,909                 $36,894
       11         $36,170           $37,652                 $36,787
       12         $36,714           $38,296                 $37,291
  94:   1         $37,013           $38,701                 $37,641
        2         $36,374           $37,916                 $36,937
        3         $35,650           $36,903                 $36,114
        4         $35,660           $37,092                 $36,478
        5         $35,938           $37,388                 $36,683
        6         $35,864           $37,317                 $36,598
        7         $36,314           $37,761                 $36,997
        8         $36,384           $37,882                 $37,175
        9         $36,038           $37,503                 $36,896
       10         $35,665           $37,068                 $36,689
       11         $35,237           $36,527                 $36,454
       12         $35,779           $37,053                 $36,775
  95:   1         $36,416           $37,661                 $37,128
        2         $37,197           $38,418                 $37,667
        3         $37,522           $38,718                 $38,266
        4         $37,644           $38,795                 $38,369
        5         $38,626           $39,714                 $39,209
        6         $38,465           $39,583                 $39,241
        7         $38,791           $39,971                 $39,790
        8         $39,206           $40,395                 $40,192
        9         $39,330           $40,548                 $40,312
       10         $39,721           $40,950                 $40,482
       11         $40,171           $41,392                 $40,826
       12         $40,419           $41,641                 $41,050
  96:   1         $40,725           $41,990                 $41,539
        2         $40,529           $41,801                 $41,398
        3         $40,181           $41,379                 $41,178
        4         $40,131           $41,263                 $41,116
        5         $40,108           $41,201                 $41,067
        6         $40,379           $41,482                 $41,359
        7         $40,673           $41,884                 $41,632
        8         $40,646           $41,859                 $41,719
        9         $41,026           $42,269                 $42,032
       10         $41,401           $42,654                 $42,423
       11         $41,928           $43,336                 $43,012
       12         $41,845           $43,176                 $42,948
  97:   1         $41,973           $43,228                 $43,064
        2         $42,260           $43,560                 $43,370
        3         $41,887           $43,094                 $42,880
        4         $42,143           $43,318                 $43,094
        5         $42,548           $43,886                 $43,564
        6         $42,870           $44,312                 $43,947
        7         $43,663           $45,344                 $44,743
        8         $43,396           $44,950                 $44,505
        9         $43,790           $45,417                 $44,906
       10         $43,981           $45,576                 $45,180
       11         $44,099           $45,758                 $45,324
       12         $44,582           $46,349                 $45,732
  98:   1         $44,931           $46,743                 $46,135
        2         $44,962           $46,757                 $46,190
        3         $44,995           $46,710                 $46,269
        4         $44,826           $46,402                 $46,047
        5         $45,370           $47,125                 $46,595
        6         $45,542           $47,281                 $46,739
        7         $45,602           $47,333                 $46,907
        8         $46,164           $48,052                 $47,541
        9         $46,556           $48,624                 $48,025
       10         $46,675           $48,610                 $48,126
       11         $46,771           $48,673                 $48,194
       12         $46,904           $48,863                 $48,406
  99:   1         $47,428           $49,444                 $48,895
        2         $47,282           $49,157                 $48,836
        3         $47,314           $49,103                 $48,904
        4         $47,407           $49,226                 $49,046
        5         $47,208           $48,931                 $48,879
        6         $46,726           $48,216                 $48,337
        7         $46,917           $48,443                 $48,593
        8         $46,840           $48,244                 $48,593
        9         $46,899           $48,288                 $48,763
       10         $46,668           $47,877                 $48,656
       11         $47,056           $48,318                 $48,914
       12         $46,889           $48,076                 $48,752
  00:   1         $46,846           $47,874                 $48,730
        2         $47,163           $48,257                 $48,880
        3         $47,763           $49,044                 $49,318
        4         $47,601           $48,789                 $49,221
        5         $47,533           $48,594                 $49,201
        6         $48,395           $49,702                 $50,111
        7         $48,825           $50,298                 $50,657
        8         $49,329           $50,982                 $51,189
        9         $49,211           $50,798                 $51,103
       10         $49,604           $51,276                 $51,466
       11         $49,853           $51,543                 $51,666
       12         $50,731           $52,707                 $52,496
  01:   1         $51,284           $53,340                 $53,404
        2         $51,357           $53,420                 $53,533
        3         $51,756           $53,895                 $53,960
        4         $51,494           $53,416                 $53,674
        5         $51,972           $53,977                 $54,206
        6         $52,182           $54,284                 $54,444
        7         $52,669           $54,909                 $55,054
        8         $53,305           $55,782                 $55,792
        9         $53,144           $55,369                 $55,931
       10         $53,632           $55,884                 $56,345
       11         $53,277           $55,353                 $55,928
       12         $53,036           $54,921                 $55,637
  02:   1         $53,758           $55,816                 $56,527
        2         $54,287           $56,525                 $57,155
        3         $53,522           $55,400                 $56,006
        4         $54,321           $56,525                 $57,261
        5         $54,543           $56,774                 $57,639
        6         $55,024           $57,330                 $58,267
        7         $55,516           $57,966                 $58,901
        8         $56,016           $58,563                 $59,453
        9         $56,774           $59,620                 $60,221

---------------------------------
Intermediate Duration Municipal
---------------------------------


[GRAPHIC]

                    Intermediate       Lehman Brothers        Lipper
                   Duration Inst.      Aggregate Bond      Intermediate
                                            Index         Bond Composite
  Yr:Month
--------------------------------------------------------------------------------
  02:   1
        2
        3
        4
        5            $25,000            $25,000              $25,000
        6            $24,908            $25,216              $25,060
        7            $25,077            $25,520              $25,215
        8            $25,578            $25,951              $25,639
        9            $25,878            $26,372              $25,975

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--September 30, 2002

                                                      TAX-MANAGED                          EMERGING
                                                     INTERNATIONAL     INTERNATIONAL        MARKETS         INTERMEDIATE
                                                        VALUE              VALUE            VALUE             DURATION
                                                      PORTFOLIO         PORTFOLIO II       PORTFOLIO          PORTFOLIO
                                                    ---------------   ---------------   ---------------    ---------------
A S S E T S
   Investments in securities at value               $ 2,314,324,436   $ 1,269,032,726   $   518,064,515    $ 2,924,317,370
   Foreign currency at value (a)                         44,066,137        26,890,464         4,438,215                  0
   Cash in bank                                                 410               683               786            406,944
   Receivables:
     Interest                                                 2,598             1,290               239         16,672,017
     Dividends                                            3,362,793         2,324,732           186,473                  0
     Investment securities sold                           8,097,644         3,333,508             9,737         85,606,412
     Capital shares sold                                  6,666,357         3,413,829         1,076,370          9,160,819
     Foreign withholding tax reclaims                       781,235           528,695            30,670                  0
   Collateral held for securities loaned (Note 1N)      452,091,535       131,724,541                 0                  0
   Other assets                                                 102                 0                 0                  0
                                                    ---------------   ---------------   ---------------    ---------------
   Total assets                                       2,829,393,247     1,437,250,468       523,807,005      3,036,163,562
                                                    ---------------   ---------------   ---------------    ---------------
L I A B I L I T I E S
   Payables:
     Dividends to shareholders                                    0                 0                 0          1,987,376
     Investment securities purchased                      2,843,833           795,444         1,066,865        874,986,397
     Capital shares redeemed                              2,307,104         1,551,694         1,456,371          5,045,347
     Deferred income on dollar rolls                              0                 0                 0            947,512
     Management fee (Note 2A)                             1,957,541         1,112,686           550,213            833,089
     Shareholder servicing and administration
     fee (Note 2B)                                          521,380           286,249           112,225            175,998
     Fund offering and organization fee (Note 1K)                 0                 0                 0                  0
     Accrued expenses                                       373,934           237,357           207,941            200,134
     Foreign capital gains taxes                                  0                 0         1,429,853                  0
     Margin owed to broker on futures contracts           3,877,287         2,093,618                 0                  0
     Payable for reverse repurchase
     agreement (Note 1P)                                          0                 0                 0                  0
   Depreciation on swap agreement (Note 1O)                       0                 0                 0                  0
   Securities lending collateral (Note 1N)              452,091,535       131,724,541                 0                  0
                                                    ---------------   ---------------   ---------------    ---------------
   Total liabilities                                    463,972,614       137,801,589         4,823,468        884,175,853
                                                    ---------------   ---------------   ---------------    ---------------
   NET ASSETS                                       $ 2,365,420,633   $ 1,299,448,879   $   518,983,537    $ 2,151,987,709
                                                    ===============   ===============   ===============    ===============
   Cost of investments                              $ 2,702,576,732   $ 1,538,828,433   $   645,486,746    $ 2,885,607,343
                                                    ===============   ===============   ===============    ===============
   SHARES OF CAPITAL STOCK OUTSTANDING                  180,630,230       108,769,585        38,030,801        164,510,151
                                                    ===============   ===============   ===============    ===============
   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $         13.10   $         11.95   $         13.65    $         13.08
                                                    ===============   ===============   ===============    ===============
N E T  A S S E T S  C O N S I S T  O F:
   Capital stock, at par                            $       180,630   $       108,770   $        38,031    $       164,510
   Additional paid-in capital                         2,870,262,950     2,001,978,229       722,527,315      2,179,550,239
   Undistributed net investment
   income/(excess distributions)                         34,497,309           378,184          (571,397)        (1,987,376)
   Accumulated net realized gain (loss)
   on investments, futures and foreign currencies      (142,867,312)     (428,847,973)      (73,887,538)       (64,449,691)
   Unrealized appreciation/(depreciation) of:
     Investments and futures                           (396,778,399)     (274,254,317)     (128,852,084)*       38,710,027
     Foreign currency denominated assets
     and liabilities                                        125,455            85,986          (270,790)                 0
                                                    ---------------   ---------------   ---------------    ---------------
                                                    $ 2,365,420,633   $ 1,299,448,879   $   518,983,537    $ 2,151,987,709
                                                    ===============   ===============   ===============    ===============


(a) Cost: $44,043,225; $26,886,254; and $4,653,464, respectively (Note 1)

*Net of accrued foreign capital gains taxes of $1,429,853

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------
6 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                                         INTERMEDIATE  SHORT DURATION
                                                           SHORT       U.S. GOVERNMENT     DURATION      DIVERSIFIED
                                                       DURATION PLUS   SHORT DURATION    INSTITUTIONAL    MUNICIPAL
                                                         PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                       -------------    -------------    -------------  -------------
A S S E T S
   Investments in securities at value                  $ 423,678,170    $ 116,228,108   $ 449,237,966   $ 203,296,243
   Foreign currency at value (a)                                   0                0               0               0
   Cash in bank                                                  352            4,383             174           6,422
   Receivables:
     Interest                                              5,415,196        1,477,602       2,575,085       2,417,901
     Dividends                                                     0                0               0               0
     Investment securities sold                                    0                0      12,915,102       1,020,000
     Capital shares sold                                   1,127,918           83,966          25,378         471,266
     Foreign withholding tax reclaims                              0                0               0               0
   Collateral held for securities loaned (Note 1N)                 0                0               0               0
   Other assets                                                    0                0          86,072               0
                                                       -------------    -------------    -------------  -------------
   Total assets                                          430,221,636      117,794,059     464,839,777     207,211,832
                                                       -------------    -------------    -------------  -------------
L I A B I L I T I E S
   Payables:
     Dividends to shareholders                               352,512           69,480         261,382         112,630
     Investment securities purchased                       5,644,807        2,089,194     135,268,097       5,019,044
     Capital shares redeemed                               5,407,234          154,940         609,296       1,000,333
     Deferred income on dollar rolls                               0                0         143,370               0
     Management fee (Note 2A)                                161,421           47,060          65,052          80,706
     Shareholder servicing and administration                 32,284            9,412               0          16,241
     fee (Note 2B)
     Fund offering and organization fee (Note 1K)                  0                0          34,032               0
     Accrued expenses                                         69,860           23,983          65,528          78,956
     Foreign capital gains taxes                                   0                0               0               0
     Margin owed to broker on futures contracts                    0                0               0          12,375
     Payable for reverse repurchase
     agreement (Note 1P)                                  20,834,924                0               0               0
   Depreciation on swap agreement (Note 1O)                        0                0               0         195,324
   Securities lending collateral (Note 1N)                         0                0               0               0
                                                       -------------    -------------    -------------  -------------
   Total liabilities                                      32,503,042        2,394,069     136,446,757       6,515,609
                                                       -------------    -------------    -------------  -------------
   NET ASSETS                                          $ 397,718,594    $ 115,399,990   $ 328,393,020   $ 200,696,223
                                                       =============    =============   =============   =============
   Cost of investments                                 $ 416,845,256    $ 113,854,213   $ 442,879,365   $ 200,200,715
                                                       =============    =============   =============   =============
   SHARES OF CAPITAL STOCK OUTSTANDING                    31,111,302        8,721,922      21,265,972      15,690,386
                                                       =============    =============   =============   =============

   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                          $       12.78    $       13.23    $       15.44    $     12.79
                                                       =============    =============   =============   =============

N E T  A S S E T S  C O N S I S T  O F:
   Capital stock, at par                               $      31,111    $       8,722   $      21,266   $      15,690
   Additional paid-in capital                            394,750,468      111,390,129     320,227,093     197,158,712
   Undistributed net investment
   income/(excess distributions)                            (352,512)          53,283          49,928         (11,190)
   Accumulated net realized gain (loss)
   on investments, futures and foreign currencies         (3,543,387)       1,573,961       1,736,132         682,800
   Unrealized appreciation/(depreciation) of:
     Investments and futures                               6,832,914        2,373,895       6,358,601       2,850,211
     Foreign currency denominated assets
     and liabilities                                               0                0               0               0
                                                       -------------    -------------    -------------  -------------
                                                       $ 397,718,594    $ 115,399,990   $ 328,393,020   $ 200,696,223
                                                       =============    =============   =============   =============


                                                       SHORT DURATION   SHORT DURATION
                                                         CALIFORNIA       NEW YORK
                                                         MUNICIPAL        MUNICIPAL
                                                         PORTFOLIO        PORTFOLIO
                                                       -------------    -------------
   Investments in securities at value                  $  72,470,422    $ 116,879,601
   Foreign currency at value (a)                                   0                0
   Cash in bank                                              416,304           11,645
   Receivables:
     Interest                                                875,227        1,453,086
     Dividends                                                     0                0
     Investment securities sold                            2,076,000          285,000
     Capital shares sold                                     366,394          775,050
     Foreign withholding tax reclaims                              0                0
   Collateral held for securities loaned (Note 1N)                 0                0
   Other assets                                                    0                0
                                                       -------------    -------------
   Total assets                                           76,204,347      119,404,382
                                                       -------------    -------------
L I A B I L I T I E S
   Payables:
     Dividends to shareholders                                36,210           62,649
     Investment securities purchased                       1,411,135        2,640,651
     Capital shares redeemed                                  37,041          209,977
     Deferred income on dollar rolls                               0                0
     Management fee (Note 2A)                                 31,123           47,114
     Shareholder servicing and administration
     fee (Note 2B)                                             6,195            9,420
     Fund offering and organization fee (Note 1K)                  0                0
     Accrued expenses                                         27,369           60,638
     Foreign capital gains taxes                                   0                0
     Margin owed to broker on futures contracts                7,562           15,125
     Payable for reverse repurchase
     agreement (Note 1P)                                           0                0
   Depreciation on swap agreement (Note 1O)                        0           51,685
   Securities lending collateral (Note 1N)                         0                0
                                                       -------------    -------------
   Total liabilities                                       1,556,635        3,097,259
                                                       -------------    -------------
   NET ASSETS                                          $  74,647,712    $ 116,307,123
                                                       =============    =============
   Cost of investments                                 $  71,682,644    $ 115,104,292
                                                       =============    =============

   SHARES OF CAPITAL STOCK OUTSTANDING                     5,883,727        9,249,897
                                                       =============    =============

   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                $ 12.69    $       12.57
                                                       =============    =============

N E T  A S S E T S  C O N S I S T  O F:
   Capital stock, at par                               $       5,884    $       9,250
   Additional paid-in capital                             73,961,727      115,436,897
   Undistributed net investment
   income/(excess distributions)                             (18,340)            (766)
   Accumulated net realized gain (loss)
   on investments, futures and foreign currencies            (49,891)        (803,069)
   Unrealized appreciation/(depreciation) of:
     Investments and futures                                 748,332        1,664,811
     Foreign currency denominated assets
     and liabilities                                               0                0
                                                       -------------    -------------
                                                       $  74,647,712    $ 116,307,123
                                                       =============    =============


--------------------------------------------------------------------------------
                                                            2002 Annual Report 7

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--September 30, 2002 (continued)

                                                      DIVERSIFIED        CALIFORNIA          NEW YORK
                                                       MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    ---------------    ---------------    ---------------
A S S E T S
   Investments in securities at value               $ 1,931,517,565    $   677,753,397    $ 1,028,710,606
   Cash in bank                                              24,245            123,038            142,728
   Receivables:
     Interest                                            26,065,304          8,323,077         13,696,333
     Investment securities sold                           4,216,395          8,360,200          1,375,000
     Capital shares sold                                 10,686,016          4,034,291          5,723,291
                                                    ---------------    ---------------    ---------------
   Total assets                                       1,972,509,525        698,594,003      1,049,647,958
                                                    ---------------    ---------------    ---------------
L I A B I L I T I E S
   Payables:
     Dividends to shareholders                            1,493,642            452,040            806,698
     Investment securities purchased                     48,739,773         22,757,322         25,995,056
     Capital shares redeemed                              2,499,202            285,977          1,086,266
     Management fee (Note 2A)                               739,845            273,384            408,485
     Shareholder servicing and administration fee           140,996             48,891             76,074
     (Note 2B)
     Accrued expenses                                       338,564            128,857            240,561
     Margin owed to broker on futures contracts             260,563             82,500            129,938
   Depreciation on swap agreement (Note 1O)                       0                  0            361,795
                                                    ---------------    ---------------    ---------------
   Total liabilities                                     54,212,585         24,028,971         29,104,873
                                                    ---------------    ---------------    ---------------
   NET ASSETS (b)                                   $ 1,918,296,940    $   674,565,032    $ 1,020,543,085
                                                    ---------------    ---------------    ---------------
   Cost of investments                              $ 1,826,794,785    $   642,515,233    $   970,516,556
                                                    ===============    ===============    ===============

N E T  A S S E T S  C O N S I S T  O F:

   Capital stock, at par                            $       133,492    $        46,241    $        71,720
   Additional paid-in capital                         1,822,754,657        639,663,919        968,308,213
   Undistributed net investment income/(excess
   distributions)                                            24,852            (34,764)             4,122
   Accumulated net realized gain (loss) on
   investments and futures                               (8,139,012)           (59,059)        (5,101,013)
   Unrealized appreciation (depreciation) of
   investments and futures                              103,522,951         34,948,695         57,260,043
                                                    ---------------    ---------------    ---------------
                                                    $ 1,918,296,940    $   674,565,032    $ 1,020,543,085
                                                    ===============    ===============    ===============

Municipal Class Shares
   Net Assets                                       $ 1,731,818,354    $   597,222,035    $   940,301,717
                                                    ===============    ===============    ===============
   Shares of capital stock outstanding                  120,519,045         40,939,421         66,077,912
                                                    ===============    ===============    ===============
Alliance Intermediate Municipal Class A Shares
   Net Assets                                       $    81,944,273    $    34,908,853    $    36,759,503
                                                    ===============    ===============    ===============
   Shares of capital stock outstanding                    5,701,147          2,393,069          2,584,521
                                                    ===============    ===============    ===============
Alliance Intermediate Municipal Class B Shares
   Net Assets                                       $    53,115,368    $    18,687,682    $    25,634,547
                                                    ===============    ===============    ===============
   Shares of capital stock outstanding                    3,694,600          1,280,824          1,802,866
                                                    ===============    ===============    ===============
Alliance Intermediate Municipal Class C Shares
   Net Assets                                       $    51,418,945    $    23,746,462    $    17,847,318
                                                    ===============    ===============    ===============
   Shares of capital stock outstanding                    3,577,006          1,627,909          1,254,517
                                                    ===============    ===============    ===============

(b) See page 9 for share class information on net asset value, offering price and redemption price per share of the Diversified Municipal, California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------
8 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                DIVERSIFIED      CALIFORNIA         NEW YORK
                                                 MUNICIPAL        MUNICIPAL         MUNICIPAL
                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------           ------           ------
C A L C U L AT I O N  O F
  M A X I M U M  O F F E R I N G  P R I C E
Municipal Class Shares
  Net asset value and offering price per share     $14.37           $14.59           $14.23
                                                   ======           ======           ======

Alliance Intermediate Municipal Class A Shares
  Net asset value and redemption price per share   $14.37           $14.59           $14.22
  Sales charge--4.25% of public offering price        .64              .65              .63
                                                   ------           ------           ------
  Maximum offering price                           $15.01           $15.24           $14.85
                                                   ======           ======           ======

Alliance Intermediate Municipal Class B Shares
  Net asset value and offering price per share     $14.38           $14.59           $14.22
                                                   ======           ======           ======

Alliance Intermediate Municipal Class C Shares
  Net asset value and offering price per share     $14.37           $14.59           $14.23
                                                   ======           ======           ======

--------------------------------------------------------------------------------
                                                            2002 Annual Report 9

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Operations for the Year Ended September 30, 2002

                                                               TAX-MANAGED                         EMERGING
                                                              INTERNATIONAL    INTERNATIONAL        MARKETS         INTERMEDIATE
                                                                 VALUE            VALUE              VALUE            DURATION
                                                               PORTFOLIO       PORTFOLIO II        PORTFOLIO          PORTFOLIO
                                                             -------------     -------------     -------------      -------------
I N V E S T M E N T  I N C O M E
Income:
     Interest                                                $   4,147,628     $   2,230,023     $     125,392      $ 110,538,174
     Dividends (net of foreign withholding taxes of
     $7,242,862, $3,977,181 and $2,092,962, respectively)       57,864,945        32,647,349        15,263,245                  0
                                                             -------------     -------------     -------------      -------------
   Total income                                                 62,012,573        34,877,372        15,388,637        110,538,174
                                                             -------------     -------------     -------------      -------------
   Expenses (Notes 1 and 2):
     Management fee                                             25,376,292        14,858,095         7,352,434         10,109,025
     Shareholder servicing and administration fee                6,771,192         3,849,471         1,470,487          2,135,339
     Custodian and transfer agent fees                           1,323,389           867,052         1,189,650            417,535
     Auditing and tax fees                                         109,396            77,416            34,411            103,952
     Directors' fees and expenses                                   52,389            29,079            11,328             41,249
     Legal fees                                                     95,536            66,172            21,557             90,684
     Registration fees                                              41,511            23,183            19,190             39,502
     Printing fees                                                  37,350            21,601            12,341             29,970
     Fund offering and organization expenses                             0                 0                 0                  0
     Miscellaneous                                                  61,394           101,450            45,275             48,844
                                                             -------------     -------------     -------------      -------------
   Total expenses                                               33,868,449        19,893,519        10,156,673         13,016,100
   Less expenses waived and reimbursed by the
   Adviser (Note 2A)                                                     0                 0                 0                  0
   Interest expense                                                      0                 0                 0                  0
                                                             -------------     -------------     -------------      -------------
   Net expenses                                                 33,868,449        19,893,519        10,156,673         13,016,100
                                                             -------------     -------------     -------------      -------------
   Net investment income                                        28,144,124        14,983,853         5,231,964         97,522,074
                                                             -------------     -------------     -------------      -------------
R E A L I Z E D  A N D  U N R E A L I Z E D  G A I N
( L O S S )  O N  I N V E S T M E N T S ,  F U T U R E S
A N D  F O R E I G N  C U R R E N C I E S
   Net realized gain (loss) from:
     Investment transactions                                   (76,000,380)     (277,225,681)      (23,726,551)(*)      6,644,106
     Futures transactions                                      (27,405,290)      (17,109,667)                0                  0
     Foreign currency transactions                             (16,250,326)       (4,009,227)       (2,732,795)           689,221
                                                             -------------     -------------     -------------      -------------
   Net realized gain (loss) on investment,
   futures and foreign currency transactions                  (119,655,996)     (298,344,575)      (26,459,346)         7,333,327
                                                             -------------     -------------     -------------      -------------
   Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
     Investments, futures and swaps                           (258,343,113)       91,461,506        84,248,326(+)       8,299,976
     Foreign currencies                                         (4,664,815)       (4,285,504)         (777,767)          (689,239)
                                                             -------------     -------------     -------------      -------------
   Net increase (decrease) in unrealized appreciation/
   (depreciation) on investments, futures and
   foreign currencies                                         (263,007,928)       87,176,002        83,470,559          7,610,737
                                                             -------------     -------------     -------------      -------------
   Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies                (382,663,924)     (211,168,573)       57,011,213         14,944,064
                                                             -------------     -------------     -------------      -------------
   Net increase (decrease) in net assets resulting
   from operations                                           $(354,519,800)    $(196,184,720)    $  62,243,177      $ 112,466,138
                                                             =============     =============     =============      =============

(*) Net of foreign capital gains taxes of $281,560

(+) Net of accrued foreign capital gains taxes of $1,386,063 See Notes to Financial Statements.

--------------------------------------------------------------------------------
10 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                                               INTERMEDIATE    SHORT DURATIONS
                                                                   SHORT      U.S. GOVERNMENT    DURATION        DIVERSIFIED
                                                               DURATION PLUS  SHORT DURATION   INSTITUTIONAL      MUNICIPAL
                                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO (a)      PORTFOLIO
                                                               ------------    ------------    ------------     ------------
I N V E S T M E N T  I N C O M E
Income:
     Interest                                                  $ 17,452,986    $  4,019,975    $  4,204,166     $  6,633,936
     Dividends (net of foreign withholding taxes of
     $7,242,862, $3,977,181 and $2,092,962, respectively)                 0               0               0                0
                                                               ------------    ------------    ------------     ------------
   Total income                                                  17,452,986       4,019,975       4,204,166        6,633,936
                                                               ------------    ------------    ------------     ------------
   Expenses (Notes 1 and 2):
     Management fee                                               1,888,280         530,400         435,890          911,585
     Shareholder servicing and administration fee                   377,656         106,080               0          182,317
     Custodian and transfer agent fees                              157,314         109,501          69,091          153,979
     Auditing and tax fees                                           25,068           8,688           6,498            9,375
     Directors' fees and expenses                                     7,716           2,937           8,226            4,291
     Legal fees                                                      16,001           4,226           1,474            4,428
     Registration fees                                               20,749          19,491          31,264           23,487
     Printing fees                                                    8,083           1,328           3,262            1,870
     Fund offering and organization expenses                              0               0          93,153                0
     Miscellaneous                                                   14,264           7,604           2,004            9,980
                                                               ------------    ------------    ------------     ------------
   Total expenses
   Less expenses waived and reimbursed by the                     2,515,131         790,255         650,862        1,301,312
   Adviser (Note 2A)                                                      0               0        (258,561)               0
   Interest expense                                                  30,088               0               0                0
                                                               ------------    ------------    ------------     ------------
   Net expenses                                                   2,545,219         790,255         392,301        1,301,312
                                                               ------------    ------------    ------------     ------------
   Net investment income                                         14,907,767       3,229,720       3,811,865        5,332,624
                                                               ------------    ------------    ------------     ------------
R E A L I Z E D  A N D  U N R E A L I Z E D  G A I N
( L O S S )  O N  I N V E S T M E N T S ,  F U T U R E S
A N D  F O R E I G N  C U R R E N C I E S
   Net realized gain (loss) from:
     Investment transactions                                      1,112,970       1,628,413       1,736,132          772,166
     Futures transactions                                           477,229          61,930               0           16,566
     Foreign currency transactions                                        0               0               0                0
                                                               ------------    ------------    ------------     ------------
   Net realized gain (loss) on investment,
   futures and foreign currency transactions                      1,590,199       1,690,343       1,736,132          788,732
                                                               ------------    ------------    ------------     ------------
   Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
     Investments, futures and swaps                               1,408,509         755,990       6,358,601          541,742
     Foreign currencies                                                   0               0               0                0
                                                               ------------    ------------    ------------     ------------
   Net increase (decrease) in unrealized appreciation/
   (depreciation) on investments, futures and
   foreign currencies                                             1,408,509         755,990       6,358,601          541,742
                                                               ------------    ------------    ------------     ------------
   Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies                    2,998,708       2,446,333       8,094,733        1,330,474
                                                               ------------    ------------    ------------     ------------
   Net increase (decrease) in net assets resulting
   from operations                                             $ 17,906,475    $  5,676,053    $ 11,906,598     $  6,663,098
                                                               ============    ============    ============     ============

                                                             SHORT DURATION   SHORT DURATION
                                                               CALIFORNIA        NEW YORK
                                                               MUNICIPAL        MUNICIPAL
                                                               PORTFOLIO        PORTFOLIO
                                                             ------------     ------------
I N V E S T M E N T  I N C O M E
Income:
     Interest                                                $  2,161,475     $  3,696,081
     Dividends (net of foreign withholding taxes of
     $7,242,862, $3,977,181 and $2,092,962, respectively)               0                0
                                                             ------------     ------------
   Total income                                                 2,161,475        3,696,081
                                                             ------------     ------------
   Expenses (Notes 1 and 2):
     Management fee                                               309,720          513,714
     Shareholder servicing and administration fee                  61,944          102,742
     Custodian and transfer agent fees                             97,089          122,424
     Auditing and tax fees                                          6,313           19,698
     Directors' fees and expenses                                   1,908            2,159
     Legal fees                                                     3,455            8,761
     Registration fees                                              3,417            6,565
     Printing fees                                                  2,040            3,920
     Fund offering and organization expenses                            0                0
     Miscellaneous                                                  5,198            8,000
                                                             ------------     ------------
   Total expenses
   Less expenses waived and reimbursed by the                     491,084          787,983
   Adviser (Note 2A)                                                    0                0
   Interest expense                                                     0                0
                                                             ------------     ------------
   Net expenses                                                   491,084          787,983
                                                             ------------     ------------
   Net investment income                                        1,670,391        2,908,098
                                                             ------------     ------------
R E A L I Z E D  A N D  U N R E A L I Z E D  G A I N
( L O S S )  O N  I N V E S T M E N T S ,  F U T U R E S
A N D  F O R E I G N  C U R R E N C I E S
   Net realized gain (loss) from:
     Investment transactions                                       82,055          (44,227)
     Futures transactions                                         (27,697)         (58,624)
     Foreign currency transactions                                      0                0
                                                             ------------     ------------
   Net realized gain (loss) on investment,
   futures and foreign currency transactions                       54,358         (102,851)
                                                             ------------     ------------
   Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
     Investments, futures and swaps                                26,037          367,832
     Foreign currencies                                                 0                0
                                                             ------------     ------------
   Net increase (decrease) in unrealized appreciation/
   (depreciation) on investments, futures and
   foreign currencies                                              26,037          367,832
                                                             ------------     ------------
   Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies                     80,395          264,981
                                                             ------------     ------------
   Net increase (decrease) in net assets resulting
   from operations                                           $  1,750,786     $  3,173,079
                                                             ============     ============

(a) Commencement of operations May 17, 2002.

--------------------------------------------------------------------------------
                                                           2002 Annual Report 11

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Operations for the Year Ended September 30, 2002 (continued)

                                                                           DIVERSIFIED      CALIFORNIA          NEW YORK
                                                                            MUNICIPAL        MUNICIPAL         MUNICIPAL
                                                                            PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                          -------------     ------------      ------------
I  N V E S T M E N T  I N C O M E
Income:
     Interest                                                             $  73,017,032     $ 23,806,997      $ 39,142,397
                                                                          -------------     ------------      ------------
   Total income                                                              73,017,032       23,806,997        39,142,397
                                                                          -------------     ------------      ------------
   Expenses (Notes 1 and 2):
     Management fee                                                           7,665,029        2,818,444         4,308,118
     Shareholder servicing and administration fee                             1,532,681          541,457           835,185
     Custodian and transfer agent fees                                          447,190          215,340           281,660
     Distribution Fees--Alliance Intermediate Municipal Class A                  80,049           29,566            38,517
     Distribution Fees--Alliance Intermediate Municipal Class B                 171,250           54,974            82,352
     Distribution Fees--Alliance Intermediate Municipal Class C                 157,890           69,002            54,199
     Auditing and tax fees                                                      124,571           48,296            61,705
     Legal fees                                                                  98,724           55,260            64,688
     Registration fees                                                          165,548           17,901            35,628
     Printing fees                                                               61,272           15,816            19,030
     Directors' fees and expenses                                                39,701           12,713            16,866
     Miscellaneous                                                               37,725           17,860            22,695
                                                                          -------------     ------------      ------------
   Total expenses                                                            10,581,630        3,896,629         5,820,643
                                                                          -------------     ------------      ------------
   Net investment income                                                     62,435,402       19,910,368        33,321,754
                                                                          -------------     ------------      ------------

R E A L I Z E D  A N D  U N R E A L I Z E D  G A I N
( L O S S )  O N  I N V E S T M E N T S

   Net realized gain (loss) from:
     Investment transactions                                                  1,609,640        2,879,766         1,933,917
     Futures transactions                                                       240,431         (390,993)         (790,959)
                                                                          -------------     ------------      ------------
   Net realized gain (loss) on investment transactions                        1,850,071        2,488,773         1,142,958
                                                                          -------------     ------------      ------------
   Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
     Investments and futures                                                 40,631,866       13,873,411        25,156,620
                                                                          -------------     ------------      ------------
   Net increase (decrease) in unrealized appreciation/
   (depreciation) on investments and futures                                 40,631,866       13,873,411        25,156,620
                                                                          -------------     ------------      ------------
   Net realized and unrealized gain
   (loss) on investments and futures                                         42,481,937       16,362,184        26,299,578
                                                                          -------------     ------------      ------------
   Net increase (decrease) in net assets resulting
   from operations                                                        $ 104,917,339     $ 36,272,552      $ 59,621,332
                                                                          =============     ============      ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

12 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

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--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets

                                                                 TAX-MANAGED                           INTERNATIONAL
                                                             INTERNATIONAL VALUE                          VALUE
                                                                  PORTFOLIO                            PORTFOLIO II
                                                     -----------------------------------     -----------------------------------
                                                          YEAR                 YEAR               YEAR                YEAR
                                                          ENDED                ENDED              ENDED               ENDED
                                                         9/30/02              9/30/01            9/30/02             9/30/01
                                                     ---------------     ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations:
     Net investment income                           $    28,144,124     $    32,251,837     $    14,983,853     $    18,217,800
     Net realized gain (loss) on investments
     and futures transactions                           (103,405,670)        (30,915,437)       (294,335,348)       (119,036,200)
     Net realized gain (loss) on foreign
     currency transactions                               (16,250,326)         28,327,451          (4,009,227)         23,536,972
     Increase (decrease) in unrealized
     appreciation/(depreciation) of:
        Investments, futures and swaps                  (258,343,113)       (554,475,775)         91,461,506        (227,514,482)
        Foreign currencies                                (4,664,815)          8,826,189          (4,285,504)          9,144,557
                                                     ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets
   resulting from operations                            (354,519,800)       (515,985,735)      (196,184,720)        (295,651,353)
                                                     ---------------     ---------------     ---------------     ---------------
   Dividends and distributions to shareholders:
     Dividends from net investment income                (45,231,307)        (23,166,776)       (45,835,060)         (69,910,716)
     Distributions from net realized gains                         0        (255,390,348)                 0         (211,977,912)
     Distributions from tax return of capital                      0                   0                  0                    0
     Distributions in excess of net investment
     income due to timing differences                              0                   0                  0                    0
     Distributions in excess of net realized
     gains due to timing differences                               0                   0                  0          (15,713,573)
                                                     ---------------     ---------------     ---------------     ---------------
   Total dividends and distributions
   to shareholders                                       (45,231,307)       (278,557,124)       (45,835,060)        (297,602,201)
                                                     ---------------     ---------------     ---------------     ---------------
   Capital-share transactions (Note 6):
     Net proceeds from sales of shares                   970,190,116         480,132,547         363,922,224         234,069,743
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of
     dividends and distributions                          41,318,751         270,403,285          44,294,779         291,033,781
                                                     ---------------     ---------------     ---------------     ---------------
   Total proceeds from shares sold                     1,011,508,867         750,535,832         408,217,003         525,103,524
     Cost of shares redeemed                            (666,660,449)       (565,411,402)       (293,431,337)       (413,088,233)
                                                     ---------------     ---------------     ---------------     ---------------
   Increase (decrease) in net assets from
   capital-share transactions                            344,848,418         185,124,430         114,785,666         112,015,291
                                                     ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                 (54,902,689)       (609,418,429)       (127,234,114)       (481,238,263)
NET ASSETS:
   Beginning of period                                 2,420,323,322       3,029,741,751       1,426,682,993       1,907,921,256
                                                     ---------------     ---------------     ---------------     ---------------
   End of period (a)                                 $ 2,365,420,633     $ 2,420,323,322     $ 1,299,448,879     $ 1,426,682,993
                                                     ===============     ===============     ===============     ===============
(a) Includes undistributed net investment income/
(excess distributions) of:                           $    34,497,309     $    43,752,196     $       378,184     $    35,238,618
                                                     ===============     ===============     ===============     ===============

+Includes effect of portfolio transaction fee in the amounts of $5,025,592 and $4,189,745 for the years ended September 30, 2002, and September 30, 2001, respectively.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                   EMERGING                               INTERMEDIATE
                                                                 MARKETS VALUE                              DURATION
                                                                   PORTFOLIO                                PORTFOLIO
                                                     ------------------------------------      -----------------------------------
                                                           YEAR                YEAR                 YEAR                YEAR
                                                           ENDED               ENDED                ENDED               ENDED
                                                         9/30/02              9/30/01              9/30/02             9/30/01
                                                     ---------------      ---------------      ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations:
     Net investment income                           $     5,231,964      $     6,342,940      $    97,522,074     $   116,591,882
     Net realized gain (loss) on investments
     and futures transactions                            (23,726,551)         (36,790,061)           6,644,106          (3,156,710)
     Net realized gain (loss) on foreign
     currency transactions                                (2,732,795)          (2,283,696)             689,221          (8,030,969)
     Increase (decrease) in unrealized
     appreciation/(depreciation) of:
        Investments, futures and swaps                    84,248,326         (125,658,227)           8,299,976          86,075,812
        Foreign currencies                                  (777,767)             566,431             (689,239)            743,443
                                                     ---------------      ---------------      ---------------     ---------------
   Net increase (decrease) in net assets
   resulting from operations                              62,243,177         (157,822,613)         112,466,138         192,223,458
                                                     ---------------      ---------------      ---------------     ---------------
   Dividends and distributions to shareholders:
     Dividends from net investment income                 (5,096,387)          (3,153,592)         (94,607,925)       (110,622,140)
     Distributions from net realized gains                         0           (4,974,159)                   0                   0
     Distributions from tax return of capital                      0                    0           (2,914,193)         (5,991,927)
     Distributions in excess of net investment
     income due to timing differences                              0                    0                    0                   0
     Distributions in excess of net realized
     gains due to timing differences                               0           (5,276,871)                   0                   0
                                                     ---------------      ---------------      ---------------     ---------------
   Total dividends and distributions
   to shareholders                                        (5,096,387)         (13,404,622)         (97,522,118)       (116,614,067)
                                                     ---------------      ---------------      ---------------     ---------------
   Capital-share transactions (Note 6):
     Net proceeds from sales of shares                   158,235,402          140,821,392          598,396,318         487,827,506
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of
     dividends and distributions                           4,889,090           13,130,592           21,494,713          30,089,210
                                                     ---------------      ---------------      ---------------     ---------------
   Total proceeds from shares sold                       163,124,492          153,951,984          619,891,031         517,916,716
     Cost of shares redeemed                            (200,702,227)         (77,193,319)        (613,538,098)       (504,749,338)
                                                     ---------------      ---------------      ---------------     ---------------
   Increase (decrease) in net assets from
   capital-share transactions                            (37,577,735)(+)       76,758,665(+)         6,352,933          13,167,378
                                                     ---------------      ---------------      ---------------     ---------------
   Net increase (decrease) in net assets                  19,569,055          (94,468,570)          21,296,953          88,776,769
NET ASSETS:
   Beginning of period                                   499,414,482          593,883,052        2,130,690,756       2,041,913,987
                                                     ---------------      ---------------      ---------------     ---------------
   End of period (a)                                 $   518,983,537      $   499,414,482      $ 2,151,987,709     $ 2,130,690,756
                                                     ===============      ===============      ===============     ===============

(a) Includes undistributed net investment income/
(excess distributions) of:                           $      (571,397)     $     2,025,820      $    (1,987,376)    $    (9,697,894)
                                                     ===============      ===============      ===============     ===============

                                                                     SHORT
                                                                 DURATION PLUS
                                                                   PORTFOLIO
                                                      -----------------------------------
                                                            YEAR               YEAR
                                                            ENDED              ENDED
                                                           9/30/02            9/30/01
                                                      ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations:
     Net investment income                            $    14,907,767     $    20,662,602
     Net realized gain (loss) on investments
     and futures transactions                               1,590,199           3,397,326
     Net realized gain (loss) on foreign
     currency transactions                                          0            (878,105)
     Increase (decrease) in unrealized
     appreciation/(depreciation) of:
        Investments, futures and swaps                      1,408,509          10,910,213
        Foreign currencies                                          0             (78,630)
                                                      ---------------     ---------------
   Net increase (decrease) in net assets
   resulting from operations                               17,906,475          34,013,406
                                                      ---------------     ---------------
   Dividends and distributions to shareholders:
     Dividends from net investment income                 (14,908,490)        (19,991,200)
     Distributions from net realized gains                          0                   0
     Distributions from tax return of capital                       0            (192,882)
     Distributions in excess of net investment
     income due to timing differences                               0            (477,092)
     Distributions in excess of net realized
     gains due to timing differences                                0                   0
                                                      ---------------     ---------------
   Total dividends and distributions
   to shareholders                                        (14,908,490)        (20,661,174)
                                                      ---------------     ---------------
   Capital-share transactions (Note 6):
     Net proceeds from sales of shares                    171,261,138         117,031,088
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of
     dividends and distributions                            5,603,775           7,465,112
                                                      ---------------     ---------------
   Total proceeds from shares sold                        176,864,913         124,496,200
     Cost of shares redeemed                             (149,882,438)       (177,625,816)
                                                      ---------------     ---------------
   Increase (decrease) in net assets from
   capital-share transactions                              26,982,475         (53,129,616)
                                                      ---------------     ---------------
   Net increase (decrease) in net assets                   29,980,460         (39,777,384)
NET ASSETS:
   Beginning of period                                    367,738,134         407,515,518
                                                      ---------------     ---------------
   End of period (a)                                  $   397,718,594     $   367,738,134
                                                      ===============     ===============

(a) Includes undistributed net investment income/
(excess distributions) of:                            $      (352,512)    $    (1,511,442)
                                                      ===============     ===============

--------------------------------------------------------------------------------
                                                           2002 Annual Report 15

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets (continued)

                                                                 U.S. GOVERNMENT               INTERMEDIATE DURATION
                                                                 SHORT DURATION                   INSTITUTIONAL
                                                                    PORTFOLIO                       PORTFOLIO
                                                        ----------------------------------        -------------
                                                            YEAR                  YEAR                PERIOD
                                                            ENDED                 ENDED               ENDED
                                                           9/30/02               9/30/01             9/30/02*
                                                        -------------        -------------        -------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     Operations:
        Net investment income                           $   3,229,720        $   4,711,772        $   3,811,865
        Net realized gain (loss) on investments
        and futures transactions                            1,690,343            2,804,810            1,736,132
        Increase (decrease) in unrealized
        appreciation/(depreciation) of:
          Investments and futures                             755,990            1,730,862            6,358,601
                                                        -------------        -------------        -------------
     Net increase in net assets
     resulting from operations                              5,676,053            9,247,444           11,906,598
                                                        -------------        -------------        -------------
     Dividends and distributions to shareholders:
        Dividends from net investment income (a)           (3,229,720)          (4,713,833)          (3,811,865)
        Distributions from net realized gains              (1,045,541)                   0                    0
                                                        -------------        -------------        -------------
     Total dividends and distributions
     to shareholders                                       (4,275,261)          (4,713,833)          (3,811,865)
                                                        -------------        -------------        -------------
     Capital-share transactions (Note 6):
        Net proceeds from sales of shares                  61,053,854           47,526,774          337,658,460
        Net proceeds from sales of shares issued
        to shareholders on reinvestment of
        dividends and distributions                         2,498,822            2,268,920            1,730,055
                                                        -------------        -------------        -------------
     Total proceeds from shares sold                       63,552,676           49,795,694          339,388,515
        Cost of shares redeemed                           (51,217,033)         (48,283,060)         (19,190,228)
                                                        -------------        -------------        -------------
     Increase (decrease) in net assets from
     capital-share transactions                            12,335,643            1,512,634          320,198,287
                                                        -------------        -------------        -------------
     Net increase (decrease) in net assets                 13,736,435            6,046,245          328,293,020
   NET ASSETS:
     Beginning of period                                  101,663,555           95,617,310              100,000
                                                        -------------        -------------        -------------
     End of period (b)                                  $ 115,399,990        $ 101,663,555        $ 328,393,020
                                                        =============        =============        =============

(b) Includes undistributed net investment income/
(excess distributions) of:                              $      53,283        $      53,283        $      49,928
                                                        =============        =============        =============

*Commencement of operations May 17, 2002.

(a) See page 19 for share class information on dividend distributions of the Diversified Municipal, California Municipal and New York Municipal Portfolios. See Notes to Financial Statements.

--------------------------------------------------------------------------------
16 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                       SHORT DURATION                    SHORT DURATION
                                                                   DIVERSIFIED MUNICIPAL               CALIFORNIA MUNICIPAL
                                                                        PORTFOLIO                           PORTFOLIO
                                                             --------------------------------      ----------------------------
                                                                 YEAR               YEAR              YEAR             YEAR
                                                                 ENDED              ENDED             ENDED            ENDED
                                                                9/30/02            9/30/01           9/30/02          9/30/01
                                                            -------------       -------------     ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     Operations:
        Net investment income                                 $ 5,332,624         $ 5,386,753      $ 1,670,391      $ 2,037,956
        Net realized gain (loss) on investments
        and futures transactions                                  788,732             742,925           54,358          123,553
        Increase (decrease) in unrealized
        appreciation/(depreciation) of:
          Investments and futures                                 541,742           2,248,251           26,037          633,149
                                                            -------------       -------------     ------------     ------------
     Net increase in net assets
     resulting from operations                                  6,663,098           8,377,929        1,750,786        2,794,658
                                                            -------------       -------------     ------------     ------------
     Dividends and distributions to shareholders:
        Dividends from net investment income (a)               (5,332,674)         (5,386,753)      (1,670,391)      (2,037,957)
        Distributions from net realized gains                    (132,148)                  0                0                0
                                                            -------------       -------------     ------------     ------------
     Total dividends and distributions
     to shareholders                                           (5,464,822)         (5,386,753)      (1,670,391)      (2,037,957)
                                                             ------------       -------------      -----------      -----------
     Capital-share transactions (Note 6):
        Net proceeds from sales of shares                     162,294,586          96,946,919       48,341,285       31,213,403
        Net proceeds from sales of shares issued
        to shareholders on reinvestment of
        dividends and distributions                             2,557,351           1,879,054          808,259          943,512
                                                            -------------       -------------     ------------     ------------
     Total proceeds from shares sold                          164,851,937          98,825,973       49,149,544       32,156,915
        Cost of shares redeemed                              (122,273,877)       (103,212,266)     (28,655,614)     (36,929,480)
                                                            -------------       -------------     ------------     ------------
     Increase (decrease) in net assets from
     capital-share transactions                                42,578,060          (4,386,293)      20,493,930       (4,772,565)
                                                            -------------       -------------     ------------     ------------
     Net increase (decrease) in net assets                     43,776,336          (1,395,117)      20,574,325       (4,015,864)
   NET ASSETS:
     Beginning of period                                      156,919,887         158,315,004       54,073,387       58,089,251
                                                            -------------       -------------     ------------     ------------
     End of period (b)                                      $ 200,696,223       $ 156,919,887     $ 74,647,712     $ 54,073,387
                                                            =============       =============     ============     ============
(b) Includes undistributed net investment income/
(excess distributions) of:                                  $     (11,190)      $     (11,140)    $    (18,340)    $    (18,340)
                                                            =============       =============     ============     ============


                                                                 SHORT DURATION
                                                               NEW YORK MUNICIPAL                    DIVERSIFIED MUNICIPAL
                                                                    PORTFOLIO                               PORTFOLIO
                                                          -----------------------------       -----------------------------------
                                                             YEAR              YEAR                YEAR                 YEAR
                                                             ENDED             ENDED               ENDED                ENDED
                                                            9/30/02           9/30/01             9/30/02              9/30/01
                                                         -------------     ------------      ---------------      ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM
     Operations:
        Net investment income                            $   2,908,098      $ 3,358,391         $ 62,435,402         $ 54,810,292
        Net realized gain (loss) on investments
        and futures transactions                              (102,851)         207,611            1,850,071            1,587,436
        Increase (decrease) in unrealized
        appreciation/(depreciation) of:
          Investments and futures                              367,832        1,561,242           40,631,866           48,578,706
                                                         -------------     ------------      ---------------      ---------------
     Net increase in net assets
     resulting from operations                               3,173,079        5,127,244          104,917,339          104,976,434
                                                         -------------     ------------      ---------------      ---------------
     Dividends and distributions to shareholders:
        Dividends from net investment income (a)            (2,908,098)      (3,358,391)         (62,435,402)         (54,810,292)
        Distributions from net realized gains                        0                0                    0                    0
                                                         -------------     ------------      ---------------      ---------------
     Total dividends and distributions
     to shareholders                                        (2,908,098)      (3,358,391)         (62,435,402)         (54,810,292)
                                                          ------------      -----------       --------------       --------------
     Capital-share transactions (Note 6):
        Net proceeds from sales of shares                   75,735,292       54,006,591          776,064,438          351,001,150
        Net proceeds from sales of shares issued
        to shareholders on reinvestment of
        dividends and distributions                          1,395,901        1,563,980           14,236,668           11,037,932
                                                         -------------     ------------      ---------------      ---------------
     Total proceeds from shares sold                        77,131,193       55,570,571          790,301,106          362,039,082
        Cost of shares redeemed                            (49,007,808)     (63,195,013)        (303,138,698)        (229,334,066)
                                                         -------------     ------------      ---------------      ---------------
     Increase (decrease) in net assets from
     capital-share transactions                             28,123,385       (7,624,442)         487,162,408          132,705,016
                                                         -------------     ------------      ---------------      ---------------
     Net increase (decrease) in net assets                  28,388,366       (5,855,589)         529,644,345          182,871,158
   NET ASSETS:
     Beginning of period                                    87,918,757       93,774,346        1,388,652,595        1,205,781,437
                                                         -------------     ------------      ---------------      ---------------
     End of period (b)                                   $ 116,307,123     $ 87,918,757      $ 1,918,296,940      $ 1,388,652,595
                                                         =============     ============      ===============      ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                               $        (766)          $ (766)            $ 24,852             $ 24,852
                                                         =============     ============      ===============      ===============

--------------------------------------------------------------------------------
                                                           2002 Annual Report 17

--------------------------------------------------------------------------------
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets (continued)

                                                             CALIFORNIA MUNICIPAL                    NEW YORK MUNICIPAL
                                                                  PORTFOLIO                               PORTFOLIO
                                                     -----------------------------------     -----------------------------------
                                                          YEAR                YEAR                YEAR                YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                         9/30/02             9/30/01             9/30/02             9/30/01
                                                     ---------------     ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations:
     Net investment income                           $    19,910,368     $    18,752,684     $    33,321,754     $    29,733,087
     Net realized gain (loss) on investments
     and futures transactions                              2,488,773           1,307,818           1,142,958             (98,344)
     Increase (decrease) in unrealized
     appreciation/(depreciation) of:
        Investments and futures                           13,873,411          12,439,145          25,156,620          24,798,417
                                                     ---------------     ---------------     ---------------     ---------------
   Net increase in net assets resulting
   from operations                                        36,272,552          32,499,647          59,621,332          54,433,160
                                                     ---------------     ---------------     ---------------     ---------------
   Dividends and distributions to shareholders:
     Dividends from net investment income (a)            (19,910,368)        (18,752,684)        (33,321,754)        (29,733,087)
                                                     ---------------     ---------------     ---------------     ---------------
   Total dividends and distributions
   to shareholders                                       (19,910,368)        (18,752,684)        (33,321,754)        (29,733,087)
                                                     ---------------     ---------------     ---------------     ---------------
   Capital-share transactions (Note 6):
     Net proceeds from sales of shares                   285,467,310         136,434,380         356,164,541         180,660,180
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of
     dividends and distributions                           4,515,691           3,949,725          10,126,823           8,780,932
                                                     ---------------     ---------------     ---------------     ---------------
   Total proceeds from shares sold                       289,983,001         140,384,105         366,291,364         189,441,112
     Cost of shares redeemed                            (122,974,639)       (113,680,377)       (135,775,446)       (124,136,837)
                                                     ---------------     ---------------     ---------------     ---------------
   Increase in net assets from
   capital-share transactions                            167,008,362          26,703,728         230,515,918          65,304,275
                                                     ---------------     ---------------     ---------------     ---------------
   Net increase in net assets                            183,370,546          40,450,691         256,815,496          90,004,348
NET ASSETS:
   Beginning of period                                   491,194,486         450,743,795         763,727,589         673,723,241
                                                     ---------------     ---------------     ---------------     ---------------
   End of period (b)                                 $   674,565,032     $   491,194,486     $ 1,020,543,085     $   763,727,589
                                                     ===============     ===============     ===============     ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                           $       (34,764)    $       (34,764)    $         4,122     $         4,122
                                                     ===============     ===============     ===============     ===============

(a) See page 19 for share class information on dividend distributions of the Diversified Municipal, California Municipal and New York Municipal Portfolios. See Notes to Financial Statements.

--------------------------------------------------------------------------------
18 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                    DIVERSIFIED                       CALIFORNIA
                                                     MUNICIPAL                         MUNICIPAL
                                                     PORTFOLIO                         PORTFOLIO
                                           -----------------------------     -----------------------------
                                              YEAR             YEAR             YEAR              YEAR
                                              ENDED            ENDED            ENDED             ENDED
                                            9/30/02 (a)       9/30/01         9/30/02 (a)        9/30/01
                                           ------------     ------------     ------------     ------------
Dividends and distributions to shareholders:
   Dividends from net investment income
   Municipal Class                         $(60,623,308)    $(54,810,292)    $(19,334,663)    $(18,752,684)
   Alliance Intermediate Municipal Class A     (913,111)               0         (293,499)               0
   Alliance Intermediate Municipal Class B     (470,404)               0         (124,935)               0
   Alliance Intermediate Municipal Class C     (428,579)               0         (157,271)               0
                                           ------------     ------------     ------------     ------------
                                           $(62,435,402)    $(54,810,292)    $(19,910,368)    $(18,752,684)
                                           ============     ============     ============     ============


                                                      NEW YORK MUNICIPAL
                                                          PORTFOLIO
                                                -----------------------------
                                                   YEAR             YEAR
                                                   ENDED            ENDED
                                                 9/30/02 (a)       9/30/01
                                                ------------     ------------
Dividends and distributions to shareholders:
   Dividends from net investment income
   Municipal Class                              $(32,521,250)    $(29,733,087)
   Alliance Intermediate Municipal Class A          (435,369)               0
   Alliance Intermediate Municipal Class B          (221,444)               0
   Alliance Intermediate Municipal Class C          (143,691)               0
                                                ------------     ------------
                                                $(33,321,754)    $(29,733,087)
                                                ============     ============

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002. See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           2002 Annual Report 19

--------------------------------------------------------------------------------
Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                      TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
                                                        -----------------------------------------------------------------------
                                                          YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                           9/30/02     9/30/01 (a)      9/30/00        9/30/99        9/30/98
                                                        -----------    -----------    -----------    -----------    -----------
   Net asset value, beginning of period                 $     15.22    $     20.44    $     20.02    $     17.63    $     20.92
                                                        -----------    -----------    -----------    -----------    -----------
     Income from investment operations:
        Investment income, net                                 0.17           0.21           0.21           0.15           0.20
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies           (2.00)         (3.48)          0.51           4.04          (1.67)
                                                        -----------    -----------    -----------    -----------    -----------
   Total from investment operations                           (1.83)         (3.27)          0.72           4.19          (1.47)
                                                        -----------    -----------    -----------    -----------    -----------
     Less distributions:
        Dividends from taxable net investment income          (0.29)         (0.16)             0          (0.93)         (1.11)
        Distributions from net realized gains                     0          (1.79)         (0.30)         (0.87)         (0.71)
                                                        -----------    -----------    -----------    -----------    -----------
   Total distributions                                        (0.29)         (1.95)         (0.30)         (1.80)         (1.82)
                                                        -----------    -----------    -----------    -----------    -----------
   Net asset value, end of period                       $     13.10    $     15.22    $     20.44    $     20.02    $     17.63
                                                        ===========    ===========    ===========    ===========    ===========

   Total return (b)                                          (12.39)%       (17.49)%         3.49%         25.35%         (7.19)%
RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $ 2,365,421    $ 2,420,323    $ 3,029,742    $ 3,654,579    $ 4,912,583
     Average net assets (000 omitted)                   $ 2,708,477    $ 2,828,736    $ 3,467,670    $ 4,618,500    $ 5,309,076

     Ratio of expenses to average net assets                   1.25%          1.25%          1.24%          1.24%          1.26%
     Ratio of net investment income to average
     net assets                                                1.04%          1.14%          1.02%          0.80%          0.98%
     Portfolio turnover rate                                  63.74%         46.44%         40.62%         31.99%         30.34%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
20 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                              INTERNATIONAL VALUE PORTFOLIO II
                                                        ----------------------------------------------------------------------
                                                          YEAR  ENDED        YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                                            9/30/02          9/30/01(a)          9/30/00          9/30/99 (c)
                                                        -------------      -------------      -------------      -------------
   Net asset value, beginning of period                 $       14.16      $       20.44      $       20.11      $       19.43
                                                        -------------      -------------      -------------      -------------
     Income from investment operations:
        Investment income, net                                   0.14               0.18               0.23               0.19
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies             (1.90)             (3.11)              0.31               0.49
                                                        -------------      -------------      -------------      -------------
   Total from investment operations                             (1.76)             (2.93)              0.54               0.68
                                                        -------------      -------------      -------------      -------------
     Less distributions:
        Dividends from taxable net investment income            (0.45)             (0.79)             (0.19)                 0
        Distributions from net realized gains                       0              (2.56)             (0.02)                 0
                                                        -------------      -------------      -------------      -------------
   Total distributions                                          (0.45)             (3.35)             (0.21)                 0
                                                        -------------      -------------      -------------      -------------
   Net asset value, end of period                       $       11.95      $       14.16      $       20.44      $       20.11
                                                        =============      =============      =============      =============
   Total return (b)                                            (13.01)%           (16.95)%             2.72%              3.50%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $   1,299,449      $   1,426,683      $   1,907,921      $   2,459,123
     Average net assets (000 omitted)                   $   1,539,788      $   1,718,245      $   2,238,111      $   2,397,807
     Ratio of expenses to average net assets                     1.29%              1.28%              1.25%              1.26%*
     Ratio of net investment income to average
     net assets                                                  0.97%              1.06%              1.09%              2.23%*
     Portfolio turnover rate                                    67.44%             45.01%             24.24%              9.34%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           2002 Annual Report 21

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                          EMERGING MARKETS VALUE PORTFOLIO
                                                 ------------------------------------------------------------------------------
                                                 YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   9/30/02        9/30/01 (a)         9/30/00         9/30/99         9/30/98
                                                 -----------      -----------      -----------      -----------     -----------
   Net asset value, beginning of period          $     12.48      $     16.91      $     17.67      $     10.11     $     22.54
                                                 -----------      -----------      -----------      -----------     -----------
     Income from investment operations:
        Investment income, net                          0.13             0.17             0.14             0.16            0.20
        Net realized and unrealized gain
        (loss) on investments, futures and
        foreign currencies                              1.04            (4.34)           (1.01)            7.39          (12.17)
                                                 -----------      -----------      -----------      -----------     -----------
   Total from investment operations                     1.17            (4.17)           (0.87)            7.55          (11.97)
                                                 -----------      -----------      -----------      -----------     -----------
     Less distributions:
        Dividends from taxable net
        investment income                              (0.13)           (0.09)           (0.10)           (0.12)          (0.11)
        Distributions from net realized gains              0            (0.28)               0                0           (0.61)
        Distributions in excess of net realized
        gains due to timing differences                    0                0                0            (0.02)              0
                                                 -----------      -----------      -----------      -----------     -----------
   Total distributions                                 (0.13)           (0.37)           (0.10)           (0.14)          (0.72)
                                                 -----------      -----------      -----------      -----------     -----------
   Portfolio transaction fee                            0.13             0.11             0.21             0.15            0.26
                                                 -----------      -----------      -----------      -----------     -----------
   Net asset value, end of period                $     13.65      $     12.48      $     16.91      $     17.67     $     10.11
                                                 ===========      ===========      ===========      ===========     ===========
   Total return (b)                                     5.98%(d)       (27.36)%(d)       (7.63)%(d)       69.88%(d)      (55.09)%(d)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)     $   518,984      $   499,414      $   593,883      $   720,444     $   362,686
     Average net assets (000 omitted)            $   588,195      $   578,168      $   718,397      $   581,638     $   417,615
     Ratio of expenses to average net assets            1.73%            1.75%            1.71%            1.74%           1.77%
     Ratio of net investment income to
     average net assets                                 0.89%            1.10%            0.75%            1.04%           1.29%
     Portfolio turnover rate                           33.94%           33.58%           27.87%           28.54%          19.56%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
22 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                          INTERMEDIATE DURATION PORTFOLIO
                                                    -----------------------------------------------------------------------------
                                                YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  9/30/02         9/30/01 (a)       9/30/00          9/30/99          9/30/98
                                               -------------    -------------    -------------    -------------    -------------
   Net asset value, beginning of period        $       12.98    $       12.51    $       12.67    $       13.49    $       13.38
                                               -------------    -------------    -------------    -------------    -------------
     Income from investment operations:
        Investment income, net                          0.59             0.72             0.81             0.77             0.73
        Net realized and unrealized gain
        (loss) on investments, futures and
        foreign currencies                              0.10             0.47            (0.16)           (0.63)            0.37
                                               -------------    -------------    -------------    -------------    -------------
   Total from investment operations                     0.69             1.19             0.65             0.14             1.10
                                               -------------    -------------    -------------    -------------    -------------
     Less distributions:
        Dividends from taxable net
        investment income                              (0.59)           (0.68)           (0.81)           (0.76)           (0.80)
        Distributions from net realized gains              0                0                0            (0.10)           (0.17)
        Distributions in excess of
        net investment income due to
        timing differences                                 0            (0.04)               0            (0.03)           (0.02)
        Distributions in excess of net
        realized gains due to timing
        differences                                        0                0                0            (0.07)               0
                                               -------------    -------------    -------------    -------------    -------------
   Total distributions                                 (0.59)           (0.72)           (0.81)           (0.96)           (0.99)
                                               -------------    -------------    -------------    -------------    -------------
   Net asset value, end of period              $       13.08    $       12.98    $       12.51    $       12.67    $       13.49
                                               =============    =============    =============    =============    =============
   Total return (b)                                     5.48%            9.80%            5.37%            1.04%            8.59%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)   $   2,151,988    $   2,130,691    $   2,041,914    $   2,674,408    $   2,541,549
     Average net assets (000 omitted)          $   2,135,339    $   2,060,159    $   2,298,018    $   2,601,959    $   2,303,250
     Ratio of expenses to average net assets            0.61%            0.61%            0.60%            0.60%            0.60%
     Ratio of net investment income to
     average net assets                                 4.57%            5.66%            6.48%            5.89%            5.41%
     Portfolio turnover rate                          726.53%          532.33%          378.19%          229.75%          233.08%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           2002 Annual Report 23

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                            SHORT DURATION PLUS PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                       YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                        9/30/02      9/30/01 (a)      9/30/00        9/30/99       9/30/98
                                                      -----------    -----------    -----------    -----------    -----------
   Net asset value, beginning of period               $     12.69    $     12.25    $     12.33    $     12.53    $     12.53
                                                      -----------    -----------    -----------    -----------    -----------
     Income from investment operations:
        Investment income, net                               0.50           0.68           0.72           0.67           0.65
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies          0.09           0.44          (0.08)         (0.20)          0.09
                                                      -----------    -----------    -----------    -----------    -----------
   Total from investment operations                          0.59           1.12           0.64           0.47           0.74
                                                      -----------    -----------    -----------    -----------    -----------
     Less distributions:
        Dividends from taxable net investment income        (0.50)         (0.66)         (0.72)         (0.67)         (0.72)
        Distributions from net realized gains                   0              0              0              0              0
        Distributions in excess of net investment
        income due to timing differences                        0          (0.01)             0              0          (0.02)
        Distributions in excess of net realized
        gains due to timing differences                         0          (0.01)             0              0              0
                                                      -----------    -----------    -----------    -----------    -----------
   Total distributions                                      (0.50)         (0.68)         (0.72)         (0.67)         (0.74)
                                                      -----------    -----------    -----------    -----------    -----------
   Net asset value, end of period                     $     12.78    $     12.69    $     12.25    $     12.33    $     12.53
                                                      ===========    ===========    ===========    ===========    ===========
   Total return (b)                                          4.78%          9.40%          5.37%          3.82%          6.10%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)          $   397,719    $   367,738    $   407,516    $   557,016    $   595,087
     Average net assets (000 omitted)                 $   377,656    $   377,112    $   490,232    $   569,298    $   591,866
     Ratio of expenses to average net assets                 0.67%          0.67%          0.66%          0.65%          0.64%
     Ratio of expenses to average net assets,
     excluding interest expense                              0.67%          0.67%          0.66%          0.65%          0.64%
     Ratio of net investment income to average
     net assets                                              3.95%          5.48%          5.88%          5.36%          5.24%
     Portfolio turnover rate                               226.31%        377.16%        194.48%         95.60%         71.40%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
24 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                       U.S. GOVERNMENT SHORT DURATION PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                        9/30/02      9/30/01 (a)      9/30/00         9/30/99      9/30/98
                                                      -----------    -----------    -----------    -----------    -----------
   Net asset value, beginning of period               $     13.07    $     12.49    $     12.46    $     12.66    $     12.53
                                                      -----------    -----------    -----------    -----------    -----------
     Income from investment operations:
        Investment income, net                               0.40           0.59           0.61           0.58           0.64
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies          0.16           0.58           0.03          (0.20)          0.13
                                                      -----------    -----------    -----------    -----------    -----------
   Total from investment operations                          0.56           1.17           0.64           0.38           0.77
                                                      -----------    -----------    -----------    -----------    -----------
     Less distributions:
        Dividends from taxable net investment income        (0.40)         (0.59)         (0.61)         (0.58)         (0.64)
                                                      -----------    -----------    -----------    -----------    -----------
   Total distributions                                      (0.40)         (0.59)         (0.61)         (0.58)         (0.64)
                                                      -----------    -----------    -----------    -----------    -----------
   Net asset value, end of period                     $     13.23    $     13.07    $     12.49    $     12.46    $     12.66
                                                      ===========    ===========    ===========    ===========    ===========
   Total return (b)                                          5.42%          9.62%          5.30%          3.07%          6.35%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)          $   115,400    $   101,664    $    95,617    $   127,598    $   138,037
     Average net assets (000 omitted)                 $   106,080    $   101,326    $   112,827    $   132,741    $   139,410
     Ratio of expenses to average net assets                 0.74%          0.72%          0.72%          0.70%          0.70%
     Ratio of net investment income to average
     net assets                                              3.04%          4.65%          4.91%          4.61%          5.13%
     Portfolio turnover rate                               229.97%        343.55%        159.52%         82.16%         56.93%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           2002 Annual Report 25

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund II, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                              INTERMEDIATE DURATION
                                                             INSTITUTIONAL PORTFOLIO
                                                             -----------------------
                                                                   PERIOD ENDED
                                                                    9/30/02 (e)
                                                                   -----------
   Net asset value, beginning of period                             $15.00 (f)
                                                                   -----------
     Income from investment operations:
        Investment income, net                                            0.25
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies                       0.44
                                                                   -----------
   Total from investment operations                                       0.69
                                                                   -----------
     Less distributions:
        Dividends from taxable net investment income                     (0.25)
                                                                   -----------
   Total distributions                                                   (0.25)
                                                                   -----------
   Net asset value, end of period                                  $     15.44
                                                                   ===========
   Total return (b)                                                       4.62%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)                       $   328,393
     Average net assets (000 omitted)                              $   237,462
     Ratio of expenses to average net assets                              0.45%*
     Ratio of expenses to average net assets before reimbursement         0.75%*
     Ratio of net investment income to average
     net assets                                                           4.37%*
     Portfolio turnover rate                                            323.94%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
26 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                         SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO
                                                         -----------------------------------------------------------------------
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            9/30/02      9/30/01 (a)      9/30/00       9/30/99        9/30/98
                                                         -----------    -----------    -----------    -----------    -----------
   Net asset value, beginning of period                  $     12.70    $     12.44    $     12.49    $     12.57    $     12.56
                                                         -----------    -----------    -----------    -----------    -----------
     Income from investment operations:
        Investment income, net                                  0.37           0.47           0.47           0.42           0.45
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies             0.10           0.26          (0.01)         (0.05)          0.04
                                                         -----------    -----------    -----------    -----------    -----------
   Total from investment operations                             0.47           0.73           0.46           0.37           0.49
                                                         -----------    -----------    -----------    -----------    -----------
     Less distributions:
        Dividends from taxable net investment income               0          (0.01)         (0.01)         (0.01)         (0.01)
        Dividends from tax-exempt net investment income        (0.37)         (0.46)         (0.46)         (0.41)         (0.44)
        Distributions from net realized gains                  (0.01)             0              0          (0.03)         (0.03)
        Distributions in excess of net realized
        gains due to timing differences                            0              0          (0.04)             0              0
                                                         -----------    -----------    -----------    -----------    -----------
   Total distributions                                         (0.38)         (0.47)         (0.51)         (0.45)         (0.48)
                                                         -----------    -----------    -----------    -----------    -----------
   Net asset value, end of period                        $     12.79    $     12.70    $     12.44    $     12.49    $     12.57
                                                         ===========    ===========    ===========    ===========    ===========
   Total return (b)                                             3.81%          5.98%          3.77%          2.91%          4.02%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)             $   200,696    $   156,920    $   158,315    $   170,722    $   158,553
     Average net assets (000 omitted)                    $   182,317    $   144,315    $   168,807    $   167,918    $   150,699
     Ratio of expenses to average net assets                    0.71%          0.71%          0.71%          0.71%          0.71%
     Ratio of net investment income to average
     net assets                                                 2.92%          3.73%          3.75%          3.29%          3.58%
     Portfolio turnover rate                                   55.64%         76.89%         99.12%         95.33%         99.93%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           2002 Annual Report 27

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                                 SHORT DURATION CALIFORNIA
                                                                                     MUNICIPAL PORTFOLIO
                                                         -----------------------------------------------------------------------
                                                          YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                           9/30/02     9/30/01 (a)       9/30/00        9/30/99        9/30/98
                                                         -----------    -----------    -----------    -----------    -----------
   Net asset value, beginning of period                  $     12.68    $     12.51    $     12.53    $     12.61    $     12.55
                                                         -----------    -----------    -----------    -----------    -----------
     Income from investment operations:
        Investment income, net                                  0.35           0.46           0.45           0.40           0.42
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies             0.01           0.17           0.02          (0.04)          0.07
                                                         -----------    -----------    -----------    -----------    -----------
   Total from investment operations                             0.36           0.63           0.47           0.36           0.49
                                                         -----------    -----------    -----------    -----------    -----------
     Less distributions:
        Dividends from taxable net investment income               0          (0.03)         (0.03)         (0.02)         (0.02)
        Dividends from tax-exempt net investment income        (0.35)         (0.43)         (0.42)         (0.38)         (0.40)
        Distributions from net realized gains                      0              0          (0.04)         (0.04)         (0.01)
                                                         -----------    -----------    -----------    -----------    -----------
   Total distributions                                         (0.35)         (0.46)         (0.49)         (0.44)         (0.43)
                                                         -----------    -----------    -----------    -----------    -----------
   Net asset value, end of period                        $     12.69    $     12.68    $     12.51    $     12.53    $     12.61
                                                         ===========    ===========    ===========    ===========    ===========
   Total return (b)                                             2.87%          5.13%          3.87%          2.90%          3.98%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)             $    74,648    $    54,073    $    58,089    $   108,511    $    99,050
     Average net assets (000 omitted)                    $    61,944    $    55,681    $    83,374    $    97,808    $    88,338
     Ratio of expenses to average net assets                    0.79%          0.79%          0.73%          0.73%          0.73%
     Ratio of net investment income to average
     net assets                                                 2.70%          3.66%          3.58%          3.18%          3.34%
     Portfolio turnover rate                                   28.14%         60.33%         94.20%        126.65%         77.01%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
28 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                      SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                        9/30/02      9/30/01 (a)      9/30/00        9/30/99        9/30/98
                                                      -----------    -----------    -----------    -----------    -----------
   Net asset value, beginning of period               $     12.54    $     12.31    $     12.35    $     12.47    $     12.47
                                                      -----------    -----------    -----------    -----------    -----------
     Income from investment operations:
        Investment income, net                               0.36           0.44           0.48           0.44           0.46
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies          0.03           0.23          (0.04)         (0.12)          0.01
                                                      -----------    -----------    -----------    -----------    -----------
   Total from investment operations                          0.39           0.67           0.44           0.32           0.47
                                                      -----------    -----------    -----------    -----------    -----------
     Less distributions:
        Dividends from taxable net investment income            0          (0.03)         (0.01)         (0.02)         (0.01)
        Dividends from tax-exempt net
        investment income                                   (0.36)         (0.41)         (0.47)         (0.42)         (0.45)
        Distributions from net realized gains                   0              0              0              0          (0.01)
                                                      -----------    -----------    -----------    -----------    -----------
   Total distributions                                      (0.36)         (0.44)         (0.48)         (0.44)         (0.47)
                                                      -----------    -----------    -----------    -----------    -----------
   Net asset value, end of period                     $     12.57    $     12.54    $     12.31    $     12.35    $     12.47
                                                      ===========    ===========    ===========    ===========    ===========
   Total return (b)                                          3.14%          5.55%          3.64%          2.64%          3.86%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)          $   116,307    $    87,919    $    93,774    $   101,901    $    78,652
     Average net assets (000 omitted)                 $   102,743    $    94,322    $   106,683    $    92,014    $    77,989
     Ratio of expenses to average net assets                 0.77%          0.73%          0.72%          0.74%          0.74%
     Ratio of net investment income to average
     net assets                                              2.83%          3.56%          3.91%          3.57%          3.66%
     Portfolio turnover rate                                38.25%         92.84%         65.09%         77.64%         52.93%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           2002 Annual Report 29

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                           DIVERSIFIED MUNICIPAL PORTFOLIO
                                                                                   MUNICIPAL CLASS
                                               ---------------------------------------------------------------------------------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                  9/30/02         9/30/01 (a)       9/30/00          9/30/99         9/30/98
                                               -------------    -------------    -------------    -------------    -------------
   Net asset value, beginning of period        $       14.05    $       13.50    $       13.47    $       13.96    $       13.74
                                               -------------    -------------    -------------    -------------    -------------
     Income from investment operations:
        Investment income, net                          0.56             0.59             0.58             0.56             0.58
        Net realized and unrealized gain
        (loss) on investments, futures and
        foreign currencies                              0.32             0.55             0.08            (0.46)            0.23
                                               -------------    -------------    -------------    -------------    -------------
   Total from investment operations                     0.88             1.14             0.66             0.10             0.81
                                               -------------    -------------    -------------    -------------    -------------
     Less distributions:
        Dividends from taxable net investment
        income                                             0            (0.01)           (0.01)           (0.02)           (0.02)
        Dividends from tax-exempt net
        investment income                              (0.56)           (0.58)           (0.57)           (0.54)           (0.56)
        Distributions from net realized gains              0                0            (0.05)           (0.03)           (0.01)
                                               -------------    -------------    -------------    -------------    -------------
   Total distributions                                 (0.56)           (0.59)           (0.63)           (0.59)           (0.59)
                                               -------------    -------------    -------------    -------------    -------------
   Net asset value, end of period              $       14.37    $       14.05    $       13.50    $       13.47    $       13.96
                                               =============    =============    =============    =============    =============
   Total return (b)                                     6.42%            8.63%            5.04%            0.77%            5.98%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)   $   1,731,818    $   1,388,653    $   1,205,781    $   1,517,233    $   1,385,785
     Average net assets (000 omitted)          $   1,532,681    $   1,277,970    $   1,329,585    $   1,458,118    $   1,250,621
     Ratio of expenses to average net assets            0.64%            0.63%            0.63%            0.63%            0.63%
     Ratio of net investment income to
     average net assets                                 3.96%            4.30%            4.30%            4.08%            4.17%
     Portfolio turnover rate                           21.85%           25.88%           34.94%           44.69%           22.00%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
30 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                                                            CALIFORNIA MUNICIPAL PORTFOLIO
                                                                                   MUNICIPAL CLASS
                                                      -----------------------------------------------------------------------
                                                       YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                         9/30/02     9/30/01 (a)      9/30/00        9/30/99        9/30/98
                                                      -----------    -----------    -----------    -----------    -----------
   Net asset value, beginning of period               $     14.23    $     13.81    $     13.69    $     14.19    $     13.90
                                                      -----------    -----------    -----------    -----------    -----------
     Income from investment operations:
        Investment income, net                               0.51           0.57           0.57           0.54           0.57
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies          0.36           0.42           0.16          (0.46)          0.30
                                                      -----------    -----------    -----------    -----------    -----------
   Total from investment operations                          0.87           0.99           0.73           0.08           0.87
                                                      -----------    -----------    -----------    -----------    -----------
     Less distributions:
        Dividends from taxable net investment income            0          (0.04)         (0.02)         (0.02)         (0.02)
        Dividends from tax-exempt net
        investment income                                   (0.51)         (0.53)         (0.55)         (0.52)         (0.55)
        Distributions from net realized gains                   0              0          (0.04)         (0.04)         (0.01)
                                                      -----------    -----------    -----------    -----------    -----------
   Total distributions                                      (0.51)         (0.57)         (0.61)         (0.58)         (0.58)
                                                      -----------    -----------    -----------    -----------    -----------
   Net asset value, end of period                     $     14.59    $     14.23    $     13.81    $     13.69    $     14.19
                                                      ===========    ===========    ===========    ===========    ===========
   Total return (b)                                          6.27%          7.33%          5.44%          0.60%          6.37%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)          $   597,222    $   491,194    $   450,744    $   605,962    $   549,757
     Average net assets (000 omitted)                 $   541,454    $   460,729    $   524,573    $   586,510    $   473,077
     Ratio of expenses to average net assets                 0.66%          0.65%          0.64%          0.64%          0.65%
     Ratio of net investment income to average
     net assets                                              3.57%          4.07%          4.15%          3.88%          4.04%
     Portfolio turnover rate                                31.23%         45.61%         48.46%         38.44%         25.33%


See Footnote Summary on page 32.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           2002 Annual Report 31

--------------------------------------------------------------------------------
Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                              NEW YORK MUNICIPAL PORTFOLIO
                                                                                     MUNICIPAL CLASS
                                                         -----------------------------------------------------------------------
                                                          YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                            9/30/02     9/30/01 (a)      9/30/00        9/30/99        9/30/98
                                                         -----------    -----------    -----------    -----------    -----------
   Net asset value, beginning of period                  $     13.85    $     13.37    $     13.36    $     13.87    $     13.62
                                                         -----------    -----------    -----------    -----------    -----------
     Income from investment operations:
        Investment income, net                                  0.54           0.57           0.57           0.56           0.58
        Net realized and unrealized gain (loss) on
        investments, futures and foreign currencies             0.38           0.48           0.07          (0.46)          0.26
                                                         -----------    -----------    -----------    -----------    -----------
   Total from investment operations                             0.92           1.05           0.64           0.10           0.84
                                                         -----------    -----------    -----------    -----------    -----------
     Less distributions:
        Dividends from taxable net investment income           (0.01)         (0.02)             0          (0.01)         (0.01)
        Dividends from tax-exempt net investment income        (0.53)         (0.55)         (0.57)         (0.55)         (0.57)
        Distributions from net realized gains                      0              0          (0.05)         (0.05)         (0.01)
        Distributions in excess of net realized
        gains due to timing differences                            0              0          (0.01)             0              0
                                                         -----------    -----------    -----------    -----------    -----------
   Total distributions                                         (0.54)         (0.57)         (0.63)         (0.61)         (0.59)
                                                         -----------    -----------    -----------    -----------    -----------
   Net asset value, end of period                        $     14.23    $     13.85    $     13.37    $     13.36    $     13.87
                                                         ===========    ===========    ===========    ===========    ===========
   Total return (b)                                             6.83%          7.99%          4.93%          0.74%          6.32%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)             $   940,302    $   763,728    $   673,723    $   845,970    $   816,082
     Average net assets (000 omitted)                    $   835,184    $   713,704    $   743,412    $   843,755    $   746,257
     Ratio of expenses to average net assets                    0.66%          0.64%          0.64%          0.64%          0.64%
     Ratio of net investment income to average
     net assets                                                 3.89%          4.17%          4.33%          4.09%          4.25%
     Portfolio turnover rate                                   36.56%         29.01%         32.88%         35.13%         27.20%

*Annualized

(a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc. served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc. and became investment adviser for the Fund.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total Return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Commenced operations April 30, 1999.

(d) This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the years ending September 30, 2002, September 30, 2001, September 30, 2000, September 30, 1999, and September 30, 1998, without taking into account these transaction fees would have been 10.35%, (24.37)%, (3.82)%, 76.88% and (53.24)%, respectively.

(e) Commenced operations May 17, 2002.

(f) Prior to the commencement of operations, May 17, 2002, Alliance Capital redeemed 1,333 shares representing $16,666 of Intermediate Duration Institutional Portfolio and made a capital contribution of $16,666 into the Portfolio, adjusting the opening net asset value per share from $12.50 to $15.00. See Notes to Financial Statements.

--------------------------------------------------------------------------------
32 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements


NOTE 1. Organization and Significant Accounting Policies
        This report includes the financial statements of the Sanford C. Bernstein Fund, Inc. and the Sanford C. Bernstein Fund II, Inc. (the "Funds"). Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. are managed open-end registered investment companies, incorporated in Maryland on May 4, 1988, and February 7, 2002, respectively. Sanford C. Bernstein Fund, Inc. currently comprises 12 series of shares (the "SCB Portfolios"), each with its own investment objectives. The three International Equity Portfolios are Tax-Managed International Value, International Value II and Emerging Markets Value; the nine Fixed-Income Portfolios are Intermediate Duration, Short Duration Plus, U.S. Government Short Duration, Short Duration Diversified Municipal, Short Duration California Municipal, Short Duration New York Municipal, Diversified Municipal, California Municipal and New York Municipal. Effective February 1, 2002, the Diversified Municipal, California Municipal and New York Municipal Portfolios of the Sanford C. Bernstein Fund, Inc. (collectively, "Intermediate Municipal Portfolios") commenced offering Alliance Intermediate Municipal Class A, Alliance Intermediate Municipal Class B and Alliance Intermediate Municipal Class C Shares (collectively, "Intermediate Class Shares") in addition to the existing share class of the Intermediate Municipal Portfolios (each, a "Municipal Class"). The financial highlights of the Intermediate Class Shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The Sanford C. Bernstein Fund II, Inc. currently comprises one series of shares, the Intermediate Duration Institutional Portfolio (together with the SCB Portfolios, the "Portfolios"). Intermediate Duration Institutional Portfolio commenced operations on May 17, 2002, through an investment of securities received in an in-kind redemption in the amount of $149,411,702 from the Intermediate Duration Portfolio of the Sanford C. Bernstein Fund, Inc.


     A. Portfolio Valuation
        The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Alliance Capital Management L.P. (the "Adviser"). The Adviser may also use an independent pricing service to value the Portfolios' assets to the extent that the Adviser deems appropriate. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser of the Funds under procedures established by and under the general supervision of the Board of Directors.


     B. Foreign Currency Translation
        The accounting records of the Funds are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

        The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Funds do isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.


                                                           2002 Annual Report 33

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements


        The Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Intermediate Duration Institutional Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.


     C. Security Transactions and Related Investment Income
        Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.


     D. Futures Contracts
        Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.


     E. Written Options
        When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.


     F. Taxes
        Each of the 13 Portfolios of the Funds is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.


     G. Repurchase Agreements
        Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Funds' policy that their custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.


34 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

     H. Securities Transactions on a When-Issued or Delayed-Delivery Basis
        Any Portfolio of the Funds may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.


     I. Distribution of Income and Gains
        Net investment income of each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

        Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. Permanent differences have no effect on net assets. The effect of such permanent differences on each portfolio, due to reclassification of distributions, foreign currency gain (loss) and in-kind redemptions is reflected as an adjustment to the components of capital as of September 30, 2002, as shown below:


                                                            INCREASE (DECREASE)
                                                              TO ACCUMULATED
                                   INCREASE (DECREASE)     NET REALIZED GAIN (LOSS)         INCREASE (DECREASE)
                                      TO ADDITIONAL       ON INVESTMENTS, FUTURES          TO UNDISTRIBUTED NET
                                     PAID-IN CAPITAL      AND FOREIGN CURRENCIES         INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
Tax-Managed International Value       $         0              $(7,832,296)                     $7,832,296
International Value II                   (235,865)               4,245,092                      (4,009,227)
Emerging Markets Value                  8,095,156               (5,362,361)                     (2,732,795)
Intermediate Duration                  (8,138,389)                 427,827                       7,710,562
Short Duration Plus                    (1,159,653)                       0                       1,159,653
Intermediate Duration                     (49,928)                       0                          49,928
Institutional

     J. Income and Expenses
        All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Funds represented by the shares of such class. Class-specific expenses are borne by the respective class.


     K. Organization and Offering Expenses
        Costs of $43,225 incurred by the Intermediate Duration Institutional Portfolio in connection with the organization of the Fund were borne by the Portfolio, subject to the expense limitation agreement described in
        Note 2.A. Costs of $136,000 incurred in connection with the initial offering of shares of the Portfolio were paid initially by the Adviser. The Portfolio will reimburse the Adviser for such costs, which will be deferred and amortized by the Portfolio over the period of benefit, not to exceed 12 months from the date the Portfolio commenced operations.


                                                           2002 Annual Report 35

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements


     L. Use of Estimates
        The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     M. Portfolio Transaction Fee
        The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.


     N. Securities Lending
        Each of the Portfolios of the Funds may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Funds in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Funds. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 2002, the Tax-Managed International Value Portfolio had securities on loan with a value of $434,242,861 and had received collateral of $453,337,388, of which $452,091,535 was cash collateral and $1,245,853 was collateral in the form of U.S. Government securities. At September 30, 2002, the International Value Portfolio II had securities on loan with a value of $126,112,114 and had received collateral of $131,724,541, all of which was cash collateral. The Tax-Managed International Value Portfolio and the International Value Portfolio II earned $2,112,802 and $1,243,356, respectively, from securities lending transactions for the year ended September 30, 2002. This amount is reflected in the Statement of Operations as a component of interest income.


     O. Interest Rate Swap Agreements
        The Funds enter into interest rate swaps to protect themselves from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

        Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

        The Funds record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.


     P. Reverse Repurchase Agreements
        Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price. As of September 30, 2002, the Portfolio entered into the following reverse repurchase agreement:


36 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.


        SHORT DURATION PLUS PORTFOLIO
        -----------------------------------------------------------------------------------------------------
            AMOUNT                        BROKER                  INTEREST RATE                MATURITY
        -----------------------------------------------------------------------------------------------------
          $16,463,686               UBS Securities LLC               1.5%                      10/07/02
           $4,371,238                Lehman Brothers                 1.7%                      10/02/02

        For the year ended September 30, 2002, the average amount of reverse repurchase agreements outstanding was $318,046 and the daily weighted average interest rate was 1.52%.


     Q. Mortgage-Backed Dollar Rolls
        During the fiscal periods ending September 30, 2002, the Intermediate Duration Portfolio and the Intermediate Duration Institutional Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes based on the type of the mortgage-back securities. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase.


NOTE 2. Investment Management and Transactions with Affiliated Persons


     A. Management Fee

        Under the Investment Management Agreement between the Funds and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Funds to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, based on the annual rate, for these services as follows:


                                                                                      AVERAGE DAILY NET ASSETS
                                                                      FIRST $1 BILLION                         THEREAFTER
------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration, Short Duration Plus,
U.S. Government Short Duration, Intermediate Duration
Institutional, Diversified Municipal, California Municipal
and New York Municipal Portfolios                                          .500%                                 .450%
------------------------------------------------------------------------------------------------------------------------------

                                                                                       AVERAGE DAILY NET ASSETS
                                                                  FIRST              NEXT              NEXT
                                                               $1 BILLION        $3 BILLION        $2 BILLION        THEREAFTER
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed International Value and
International Value II Portfolios                                   1%              .900%             .875%            .850%
------------------------------------------------------------------------------------------------------------------------------------
Short Duration Diversified Municipal, Short Duration
California Municipal and Short Duration New York
Municipal Portfolios                                                         .500% of the average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Portfolio                                              1.25% of the average daily net assets

        The Intermediate Duration Institutional Portfolio and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated March 22, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses in respect of the Portfolio for the current fiscal year, so that total operational expenses do not exceed the annual rate of 0.45% of average daily net assets of the Portfolio. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Portfolio by March 31, 2005, provided that repayment does not result in the Portfolio's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Portfolio's organization costs and initial offering expenses. For the period ended September 30, 2002, the aggregate amount of such fee waiver was $258,561.


                                                           2002 Annual Report 37

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements


     B. Shareholder Servicing and Administrative Fee; Transfer Agency Fee
        Under the Shareholder Servicing and Administrative Agreement dated October 2, 2000, between the Sanford C. Bernstein Fund, Inc. and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. This agreement does not apply to the Intermediate Class Shares of the Intermediate Municipal Portfolios nor the Intermediate Duration Institutional Portfolio. Under the agreement, the fee payable by each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio to the Adviser for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month, and the fee paid by the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

        Under a Transfer Agency Agreement, the Intermediate Classes of the Intermediate Municipal Portfolios compensate Alliance Global Investor Services, Inc., a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: Diversified Municipal Portfolio, $12,770; California Municipal Portfolio, $10,500; and New York Municipal Portfolio, $10,500, for the period from February 1, 2002, to September 30, 2002.


     C. Distribution
        Under the Distribution Agreement between the Funds, on behalf of each Portfolio other than the Intermediate Class Shares of the Intermediate Municipal Portfolios, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell shares of the 13 Portfolios. This agreement does not apply to the Intermediate Class Shares of the Intermediate Municipal Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of Alliance Capital Management L.P.


     D. Distribution Arrangements--Intermediate Municipal Classes
        The Intermediate Class Shares of the Intermediate Municipal Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Intermediate Class Share pays distribution services fees to Alliance Fund Distributors, Inc. (AFD), a wholly owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Intermediate Municipal Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that AFD will use such payments in their entirety for distribution assistance and promotional activities. AFD has advised the Sanford C. Bernstein Fund, Inc. that it has incurred expenses in excess of the distribution costs reimbursed by each Intermediate Class Shares as follows:


                             DIVERSIFIED MUNICIPAL          CALIFORNIA MUNICIPAL         NEW YORK MUNICIPAL
        --------------------------------------------------------------------------------------------------------
        Class B                  $1,165,556                      $478,209                     $599,069
        Class C                     458,754                       216,213                      183,345

        Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by AFD beyond the current fiscal year for Intermediate Municipal Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


38 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

     E. Other Transactions with Affiliates
        Intermediate Municipal Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Intermediate Municipal Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Intermediate Municipal Class B shares are currently sold with a contingent deferred sales charge that declines from 3% to zero depending on the period of time the shares are held. Intermediate Municipal Class B shares will automatically convert to Intermediate Municipal Class A shares six years after the end of the calendar month of purchase. Intermediate Municipal Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

        AFD has advised the Fund that it has received front-end sales charges from sales of Intermediate Municipal Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Intermediate Municipal Class A, Class B and Class C shares for the period from February 1, 2002, to September 30, 2002, as follows:

                                             FRONT-END            CONTINGENT DEFERRED SALES CHARGES
                                           SALES CHARGES
        PORTFOLIO                             CLASS A           CLASS A        CLASS B        CLASS C
        -------------------------------------------------------------------------------------------------
        Diversified Municipal                 $705,716          $    0         $21,605        $14,810
        California Municipal                   259,155               0           6,167          4,125
        New York Municipal                     293,206           1,041           4,968          4,632

        For the year ended September 30, 2002, the Tax-Managed International Value and Emerging Markets Value Portfolios paid brokerage commissions to Sanford C. Bernstein & Co., LLC in the amount of $11,416 and $58,333, respectively, and the Tax-Managed International Value and International Value II Portfolios paid commissions to Sanford C. Bernstein & Co., Ltd. in the amount of $680,427 and $286,332, respectively.

NOTE 3. Investment Security Transactions

     A. Purchases and Sales
        For the period from October 1, 2001, through September 30, 2002, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                             PURCHASES                                 SALES
                                           EXCLUDING U.S.       PURCHASES OF        EXCLUDING U.S.          SALES OF
                                             GOVERNMENT        U.S. GOVERNMENT       GOVERNMENT         U.S. GOVERNMENT
                                             SECURITIES          SECURITIES          SECURITIES            SECURITIES
------------------------------------------------------------------------------------------------------------------------------
Tax-Managed International Value           $1,779,436,818       $             0      $1,491,678,569       $             0
International Value II                     1,031,183,385                     0         971,956,402                     0
Emerging Markets Value                       190,794,454                     0         224,489,177                     0
Intermediate Duration                        788,901,413        13,876,404,440       1,020,882,636        13,759,159,003
Short Duration Plus                          252,378,347           720,119,758         175,855,670           686,709,672
U.S. Government Short Duration                 1,000,000           244,455,704           1,174,896           234,559,712
Intermediate Duration Institutional          133,213,018           916,237,283          25,258,103           726,254,983
Short Duration Diversified Municipal         137,814,534                     0          98,052,955                     0
Short Duration California Municipal           45,310,479             9,099,397           6,996,346             9,100,000
Short Duration New York Municipal             62,201,498                     0          35,979,643                     0
Diversified Municipal                        755,692,027            18,298,074         318,477,835            18,300,000
California Municipal                         340,617,643            13,999,388         157,343,903            14,000,000
New York Municipal                           506,104,176            11,765,625         272,018,086            29,852,168


                                                           2002 Annual Report 39

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements



        Included in proceeds of sales are $15,670,579, $51,699,198 and $149,711,702 for International Value II, Emerging Markets Value and Intermediate Duration, respectively, representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains (losses) of $(235,864), $8,095,156 and $(1,117,048), respectively. As a result of the redemptions in-kind, net realized gains (losses) differ for financial statements and tax purposes. These realized gains have been reclassified from undistributed realized gains to paid-in surplus in the accompanying financial statements.


     B. Transactions in Securities of Affiliated Issuers
        Affiliated issuers, as defined under the Investment Company Act of 1940, includes those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. At September 30, 2002, the Portfolios had no transactions in securities of affiliated issuers.


     C. Distributions to Shareholders
        The tax character of distributions paid during the fiscal years ended September 30, 2002, and September 30, 2001, were as follows:


        TAX-MANAGED INTERNATIONAL VALUE                              2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                   $45,231,307               $ 23,166,776
            Net long-term capital gains                                 0                255,390,348
                                                              -----------               ------------
        Total distributions paid                              $45,231,307               $278,557,124
                                                              -----------               ------------


        INTERNATIONAL VALUE II                                       2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                   $45,835,060               $247,731,829
            Net long-term capital gains                                 0                 49,870,372
                                                              -----------               ------------
        Total distributions paid                              $45,835,060               $297,602,201
                                                              -----------               ------------


        EMERGING MARKETS VALUE                                       2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                    $5,096,387                 $3,153,592
            Net long-term capital gains                                 0                 10,251,030
                                                              -----------               ------------
        Total distributions paid                               $5,096,387                $13,404,622
                                                              -----------               ------------


        INTERMEDIATE DURATION                                        2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                   $94,607,925                110,622,140
                                                              -----------               ------------
        Total taxable distributions                            94,607,925                110,622,140
        Return of capital                                       2,914,193                  5,991,927
                                                              -----------               ------------
        Total distributions paid                              $97,522,118               $116,614,067
                                                              -----------               ------------


40 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

        SHORT DURATION PLUS                                          2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                   $14,908,490                $20,468,292
                                                              -----------               ------------
        Total taxable distributions                            14,908,490                 20,468,292
        Return of capital                                               0                    192,882
                                                              -----------               ------------
        Total distributions paid                              $14,908,490                $20,661,174
                                                              -----------               ------------


        U.S. GOVERNMENT SHORT DURATION                               2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                    $4,275,261                 $4,713,833
                                                              -----------               ------------
        Total distributions paid                               $4,275,261                 $4,713,833
                                                              -----------               ------------


        INTERMEDIATE DURATION INSTITUTIONAL                          2002
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                    $3,811,865
                                                              -----------
        Total distributions paid                               $3,811,865
                                                              -----------


        SHORT DURATION DIVERSIFIED MUNICIPAL                         2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                    $        0                 $  111,115
            Net long-term capital gains                           132,148                          0
                                                              -----------               ------------
        Total taxable distributions paid                          132,148                    111,115
        Tax exempt distributions                                5,332,674                  5,275,638
                                                              -----------               ------------
        Total distributions paid                               $5,464,822                 $5,386,753
                                                              -----------               ------------


        SHORT DURATION CALIFORNIA MUNICIPAL                          2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                    $    4,948                 $  131,953
                                                              -----------               ------------
        Total taxable distributions paid                            4,948                    131,953
        Tax exempt distributions                                1,665,443                  1,906,004
                                                              -----------               ------------
        Total distributions paid                               $1,670,391                 $2,037,957
                                                              -----------               ------------


        SHORT DURATION NEW YORK MUNICIPAL                            2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                    $    4,496                 $  209,931
                                                              -----------               ------------
        Total taxable distributions paid                            4,496                    209,931
        Tax exempt distributions                                2,903,602                  3,148,460
                                                              -----------               ------------
        Total distributions paid                               $2,908,098                 $3,358,391
                                                              -----------               ------------


        DIVERSIFIED MUNICIPAL                                        2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                   $    45,929                $ 1,357,600
                                                              -----------               ------------
        Total taxable distributions paid                           45,929                  1,357,600
        Tax exempt distributions                               62,389,473                 53,452,692
                                                              -----------               ------------
        Total distributions paid                              $62,435,402                $54,810,292
                                                              -----------               ------------


                                                           2002 Annual Report 41

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements


        CALIFORNIA MUNICIPAL                                         2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                   $    38,568               $  1,419,578
                                                              -----------               ------------
        Total taxable distributions paid                           38,568                  1,419,578
        Tax exempt distributions                               19,871,800                 17,333,106
                                                              -----------               ------------
        Total distributions paid                              $19,910,368               $ 18,752,684
                                                              -----------               ------------


        NEW YORK MUNICIPAL                                           2002                       2001
        ------------------------------------------------------------------------------------------------
        Distributions paid from:
            Ordinary income                                   $   323,848               $  1,041,033
                                                              -----------               ------------
        Total taxable distributions paid                          323,848                  1,041,033
        Tax exempt distributions                               32,997,906                 28,692,054
                                                              -----------               ------------
        Total distributions paid                              $33,321,754               $ 29,733,087
                                                              -----------               ------------

        As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                                                 TOTAL
                                                                   ACCUMULATED           UNREALIZED           ACCUMULATED
                                                ORDINARY           CAPITAL AND          APPRECIATION/           EARNINGS/
                                                 INCOME          OTHER LOSSES(a)       DEPRECIATION(b)         (DEFICIT)
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed International Value               $34,497,309        $(142,867,312)        $(396,652,944)        $(505,022,947)
International Value II                         16,326,587         (443,963,791)         (275,000,916)         (702,638,120)
Emerging Markets Value                             93,667          (73,953,288)         (129,722,188)         (203,581,809)
Intermediate Duration                                   0          (63,616,649)           37,876,985           (25,739,664)
Short Duration Plus                                     0           (3,428,778)            6,718,305             3,289,527
U.S. Government Short Duration                  1,233,831              462,893             2,373,895             4,070,619
Intermediate Duration Institutional             2,332,954                    0             6,113,432             8,446,386
Short Duration Diversified Municipal                    0              632,806             2,900,204             3,533,010
Short Duration California Municipal                     0              (89,338)              787,778               698,440
Short Duration New York Municipal                       0             (861,882)            1,723,624               861,742
Diversified Municipal                              21,010           (7,568,671)          102,952,610            95,404,949
California Municipal                                    0             (334,275)           35,223,911            34,889,636
New York Municipal                                  8,956           (5,672,952)           57,831,982            52,167,986


42 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

        (a) At September 30, 2002, the following Portfolios had capital loss carryforwards as shown below:

                                                           CAPITAL LOSS
                                                        CARRYFORWARD AMOUNT                 EXPIRATION
        -------------------------------------------------------------------------------------------------
        Tax-Managed International Value                    $  1,633,581                     9/30/2010
        International Value II                              139,642,274                     9/30/2010
        Emerging Markets Value                               64,043,351                     9/30/2010
        Intermediate Duration                                11,984,164                     9/30/2008
        Intermediate Duration                                49,466,327                     9/30/2009
        Short Duration Plus                                     797,760                     9/30/2003
        Short Duration Plus                                     288,982                     9/30/2008
        Short Duration California Municipal                       9,154                     9/30/2008
        Short Duration California Municipal                      80,184                     9/30/2009
        Short Duration New York Municipal                       150,211                     9/30/2007
        Short Duration New York Municipal                        20,583                     9/30/2008
        Short Duration New York Municipal                       514,053                     9/30/2009
        Diversified Municipal                                 7,568,671                     9/30/2009
        California Municipal                                    334,275                     9/30/2009
        New York Municipal                                      752,254                     9/30/2008
        New York Municipal                                    4,920,698                     9/30/2009

        (b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

        At September 30, 2002, the following Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2002:

                                                      POST-OCTOBER CAPITAL
                                                         LOSS DEFERRAL
        -------------------------------------------------------------------------------------------------
        Tax-Managed International Value                    $141,233,731
        International Value II                              288,373,114
        Emerging Markets Value                                9,244,875
        Intermediate Duration                                 2,166,158
        Short Duration Plus                                   2,342,034
        Short Duration New York Municipal                       177,035
        -------------------------------------------------------------------------------------------------

        During the year ended September 30, 2002, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                             CAPITAL LOSS
                                                        CARRYFORWARD UTILIZED
        -------------------------------------------------------------------------------------------------
        Intermediate Duration                                $4,107,148
        Short Duration Plus                                   2,382,226
        Short Duration California Municipal                      11,871
        Short Duration New York Municipal                        15,371
        Diversified Municipal                                 1,850,071
        California Municipal                                  2,099,630
        New York Municipal                                      570,747
        -------------------------------------------------------------------------------------------------


                                                           2002 Annual Report 43

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements


        Additionally, the Emerging Markets Value Portfolio and International Value II Portfolio had post-October foreign currency loss deferrals of $665,064 and $15,948,403, respectively. For tax purposes, these losses are deemed to arise on October 1, 2002.


     D. Foreign Currency Contracts
        At September 30, 2002, the Portfolios had no outstanding foreign currency contracts.


NOTE 4. Concentration of Credit Risk
        The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.


NOTE 5. Risks Involved in Futures and Foreign Currency Contracts
        All Portfolios of the Funds may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Funds enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Funds' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

        The Short Duration Plus Portfolio, Intermediate Duration Portfolio, Intermediate Duration Institutional Portfolio, Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


NOTE 6. Capital-Share Transactions
        The Sanford C. Bernstein Fund, Inc. has authorized 6.0 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2002, 5,700 million are divided into 12 Portfolios. It has allocated 400 million to the Tax-Managed International Value Portfolio; 600 million each to the Intermediate Duration Portfolio and the International Value Portfolio II; 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes; 200 million each to the Emerging Markets Value Portfolio, Short Duration Plus Portfolio and the U.S. Government Short Duration Portfolio; 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes; and 100 million each to the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio. The Sanford
        C. Bernstein Fund II, Inc. has authorized 18 billion shares of common stock with par value $0.001 per share. Share transactions for each Portfolio for the years ended September 30, 2002, and September 30, 2001, were as follows:


44 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                                         TAX-MANAGED                                                            EMERGING
                                     INTERNATIONAL VALUE                INTERNATIONAL VALUE                   MARKETS VALUE
                                          PORTFOLIO                         PORTFOLIO II                        PORTFOLIO
                                   -------------------------          -------------------------          -------------------------
                                   YEAR ENDED     YEAR ENDED          YEAR ENDED     YEAR ENDED          YEAR ENDED     YEAR ENDED
                                    9/30/02        9/30/01             9/30/02        9/30/01             9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                        61,045,123    26,676,735          25,091,568      13,881,586          10,056,855     9,111,922
Shares issued to shareholders
on reinvestment of dividends
and distributions                   2,585,654    14,931,159           3,031,813      17,313,131             349,221       897,511
Shares redeemed                   (42,001,556)  (30,859,321)        (20,107,447)    (23,760,994)        (12,404,483)   (5,095,988)
                                   ----------   -----------          ----------     -----------         -----------     ---------
Net increase (decrease)
in shares outstanding              21,629,221    10,748,573           8,015,934       7,433,723          (1,998,407)    4,913,445
Shares outstanding at
beginning of period               159,001,009   148,252,436         100,753,651      93,319,928          40,029,208    35,115,763
                                  -----------   -----------         -----------     -----------         -----------    ----------
Shares outstanding at
end of period                     180,630,230   159,001,009         108,769,585     100,753,651          38,030,801    40,029,208
                                  ===========   ===========         ===========     ===========         ===========    ==========



                                                  INTERMEDIATE                    SHORT
                                                   DURATION                    DURATION PLUS
                                                   PORTFOLIO                    PORTFOLIO
                                          ---------------------------     -----------------------------
                                          YEAR ENDED       YEAR ENDED     YEAR ENDED         YEAR ENDED
                                           9/30/02          9/30/01         9/30/02           9/30/01
-------------------------------------------------------------------------------------------------------
Shares sold                               46,402,130       38,260,912      13,528,215        9,427,946
Shares issued to shareholders
on reinvestment of dividends
and distributions                          1,666,369        2,364,198         443,126          601,854
Shares redeemed                          (47,765,831)     (39,704,850)    (11,839,574)     (14,328,011)
                                         -----------      -----------     -----------       ----------
Net increase (decrease)
in shares outstanding                        302,668          920,260       2,131,767       (4,298,211)
Shares outstanding at
beginning of period                      164,207,483      163,287,223      28,979,535       33,277,746
                                         -----------      -----------     -----------       ----------
Shares outstanding at
end of period                            164,510,151      164,207,483      31,111,302       28,979,535
                                         ===========      ===========     ===========       ==========

                                                           2002 Annual Report 45

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements (continued)


                                                     U.S. GOVERNMENT                   INTERMEDIATE DURATION
                                                     SHORT DURATION                        INSTITUTIONAL
                                                       PORTFOLIO                             PORTFOLIO
                                              ----------------------------             ----------------------
                                              YEAR ENDED        YEAR ENDED                 5/17/02 (a)
                                                9/30/02          9/30/01                    TO 9/30/02
-------------------------------------------------------------------------------------------------------------
Shares sold                                   4,694,994         3,728,253                  22,409,083
Shares issued to shareholders
on reinvestment of dividends
and distributions                               192,892           177,902                     113,351
Shares redeemed                              (3,945,296)       (3,780,679)                 (1,263,129)
                                             ----------        ----------                  ----------
Net increase in shares
outstanding                                     942,590           125,476                  21,259,305
Shares outstanding at
beginning of period                           7,779,332         7,653,856                       6,667
                                             ----------        ----------                  ----------
Shares outstanding at
end of period                                 8,721,922         7,779,332                  21,265,972
                                             ==========        ==========                  ==========


                                        SHORT DURATION                   SHORT DURATION                       SHORT DURATION
                                     DIVERSIFIED MUNICIPAL             CALIFORNIA MUNICIPAL                  NEW YORK MUNICIPAL
                                          PORTFOLIO                         PORTFOLIO                            PORTFOLIO
                                   -------------------------          -------------------------          -------------------------
                                   YEAR ENDED     YEAR ENDED          YEAR ENDED     YEAR ENDED          YEAR ENDED     YEAR ENDED
                                    9/30/02        9/30/01             9/30/02        9/30/01             9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                        12,750,154     7,698,276           3,817,179       2,474,721           6,036,793     4,340,693
Shares issued to shareholders
on reinvestment of dividends
and distributions                     201,106       149,346              63,837          74,831             111,279       125,619
Shares redeemed                    (9,615,298)   (8,217,806)         (2,262,499)     (2,927,952)         (3,906,825)   (5,075,931)
                                   ----------    ----------          ----------      ----------          ----------    ----------
Net increase (decrease)
in shares outstanding               3,335,962      (370,184)          1,618,517        (378,400)          2,241,247      (609,619)
Shares outstanding at
beginning of period                12,354,424    12,724,608           4,265,210       4,643,610           7,008,650     7,618,269
                                   ----------    ----------          ----------      ----------          ----------    ----------
Shares outstanding at
end of period                      15,690,386    12,354,424           5,883,727       4,265,210           9,249,897     7,008,650
                                   ==========    ==========          ==========      ==========          ==========    ==========

        (a) Commencement of operations.


46 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                                                                        DIVERSIFIED MUNICIPAL PORTFOLIO
                                                    --------------------------------------------------------------
                                                             SHARES                               AMOUNT
                                                    ------------------------           ---------------------------
                                                    YEAR ENDED    YEAR ENDED           YEAR ENDED       YEAR ENDED
                                                     9/30/02        9/30/01              9/30/02          9/30/01
----------------------------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                                         41,118,363     25,367,022          $578,376,218     $ 351,001,150
Shares issued to shareholders on reinvestment
of dividends and distributions                         945,480        798,279            13,290,031        11,037,932
Shares redeemed                                    (20,388,521)   (16,627,419)         (287,013,816)     (229,334,066)
                                                   -----------    -----------        --------------    --------------
Net increase                                        21,675,322      9,537,882           304,652,433       132,705,016
Beginning of period                                 98,843,723     89,305,841         1,335,725,741     1,203,020,725
                                                   -----------    -----------        --------------    --------------
End of period                                      120,519,045     98,843,723        $1,640,378,174    $1,335,725,741
                                                   ===========    ===========        ==============    ==============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class A  Shares (a)
Shares sold                                          6,484,538              0           $91,232,245                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                          36,588              0               519,135                 0
Shares converted to A from Class B                       5,101              0                71,727                 0
Shares redeemed                                       (825,080)             0           (11,652,601)                0
                                                   -----------    -----------        --------------    --------------
Net increase                                         5,701,147              0            80,170,506                 0
Beginning of period                                          0              0                     0                 0
                                                   -----------    -----------        --------------    --------------
End of period                                        5,701,147              0           $80,170,506                $0
                                                   ===========    ===========        ==============    ==============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class B Shares (a)
Shares sold                                          3,829,105              0           $53,875,198                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                          17,058              0               241,756                 0
Shares converted to Class A                             (5,099)             0               (71,727)                0
Shares redeemed                                       (146,464)             0             (2,076,69)                0
                                                   -----------    -----------        --------------    --------------
Net increase                                         3,694,600              0            51,968,534                 0
Beginning of period                                          0              0                     0                 0
                                                   -----------    -----------        --------------    --------------
End of period                                        3,694,600              0           $51,968,534                $0
                                                   ===========    ===========        ==============    ==============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class C Shares (a)
Shares sold                                          3,729,234              0           $52,509,050                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                          13,099              0               185,746                 0
Shares redeemed                                       (165,327)             0             (2,323,86)                0
                                                   -----------    -----------        --------------    --------------
Net increase                                         3,577,006              0            50,370,935                 0
Beginning of period                                          0              0                     0                 0
                                                   -----------    -----------        --------------    --------------
End of period                                        3,577,006              0           $50,370,935                $0
                                                   ===========    ===========        ==============    ==============

        (a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


                                                           2002 Annual Report 47

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements (continued)


                                                                    CALIFORNIA  MUNICIPAL PORTFOLIO
                                                    --------------------------------------------------------------
                                                             SHARES                               AMOUNT
                                                    ------------------------           ---------------------------
                                                    YEAR ENDED    YEAR ENDED           YEAR ENDED       YEAR ENDED
                                                     9/30/02        9/30/01              9/30/02          9/30/01
----------------------------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                                         14,442,640      9,689,510          $205,764,362      $136,434,380
Shares issued to shareholders on reinvestment
of dividends and distributions                         291,054        280,939             4,144,774         3,949,725
Shares redeemed                                     (8,311,790)    (8,090,543)         (118,510,606)     (113,680,377)
                                                    ----------     ----------          ------------      ------------
Net increase                                         6,421,904      1,879,906            91,398,530        26,703,728
Beginning of period                                 34,517,517     32,637,611           472,701,798       445,998,070
                                                    ----------     ----------          ------------      ------------
End of period                                       40,939,421     34,517,517          $564,100,328      $472,701,798
                                                    ==========     ==========          ============      ============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class A Shares (a)
Shares sold                                          2,581,779              0           $36,826,370                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                          12,900              0               185,184                 0
Shares converted to Class A from Class B                   990              0                14,174                 0
Shares redeemed                                       (202,600)             0            (2,884,495)                0
                                                    ----------     ----------          ------------      ------------
Net increase                                         2,393,069              0            34,141,233                 0
Beginning of period                                          0              0                     0                 0
                                                    ----------     ----------          ------------      ------------
End of period                                        2,393,069              0           $34,141,233                $0
                                                    ==========     ==========          ============      ============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class B Shares (a)
Shares sold                                          1,309,733              0           $18,687,932                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                           5,664              0                81,341                 0
Shares converted to Class A                               (990)             0               (14,174)                0
Shares redeemed                                        (33,583)             0              (484,447)                0
                                                    ----------     ----------          ------------      ------------
Net increase                                         1,280,824              0            18,270,652                 0
Beginning of period                                          0              0                     0                 0
                                                    ----------     ----------          ------------      ------------
End of period                                        1,280,824              0           $18,270,652                $0
                                                    ==========     ==========          ============      ============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class C Shares (a)
Shares sold                                          1,696,261              0           $24,174,472                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                           7,269              0               104,392                 0
Shares redeemed                                        (75,621)             0            (1,080,917)                0
                                                    ----------     ----------          ------------      ------------
Net increase                                         1,627,909              0            23,197,947                 0
Beginning of period                                          0              0                     0                 0
                                                    ----------     ----------          ------------      ------------
End of period                                        1,627,909              0           $23,197,947                $0
                                                    ==========     ==========          ============      ============

        (a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


48 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                                                                      NEW YORK MUNICIPAL PORTFOLIO
                                                    --------------------------------------------------------------
                                                             SHARES                               AMOUNT
                                                    ------------------------           ---------------------------
                                                    YEAR ENDED    YEAR ENDED           YEAR ENDED       YEAR ENDED
                                                     9/30/02        9/30/01              9/30/02          9/30/01
----------------------------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                                         19,802,447     13,166,805          $275,192,072      $180,660,180
Shares issued to shareholders on reinvestment
of dividends and distributions                         690,363        640,746             9,582,771         8,780,932
Shares redeemed                                     (9,541,434)    (9,073,630)         (132,630,305)     (124,136,837)
                                                    ----------     ----------          ------------      ------------
Net increase                                        10,951,376      4,733,921           152,144,538        65,304,275
Beginning of period                                 55,126,536     50,392,615           737,864,015       672,559,740
                                                    ----------     ----------          ------------      ------------
End of period                                       66,077,912     55,126,536          $890,008,553      $737,864,015
                                                    ==========     ==========          ============      ============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class A Shares (a)
Shares sold                                          2,652,629              0           $36,834,823                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                          22,732              0               317,767                 0
Shares converted to A from Class B                       3,972              0                56,168                 0
Shares redeemed                                        (94,812)             0            (1,330,454)                0
                                                    ----------     ----------          ------------      ------------
Net increase                                         2,584,521              0            35,878,304                 0
Beginning of period                                          0              0                     0                 0
                                                    ----------     ----------          ------------      ------------
End of period                                        2,584,521              0           $35,878,304                $0
                                                    ==========     ==========          ============      ============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class B Shares (a)
Shares sold                                          1,848,306              0           $25,684,859                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                          11,620              0               162,525                 0
Shares converted to Class A                             (3,973)             0               (56,168)                0
Shares redeemed                                        (53,087)             0              (740,035)                0
                                                    ----------     ----------          ------------      ------------
Net increase                                         1,802,866              0            25,051,181                 0
Beginning of period                                          0              0                     0                 0
                                                    ----------     ----------          ------------      ------------
End of period                                        1,802,866              0           $25,051,181                $0
                                                    ==========     ==========          ============      ============

----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Municipal Class C Shares (a)
Shares sold                                          1,322,871              0           $18,396,619                $0
Shares issued to shareholders on reinvestment
of dividends and distributions                           4,547              0                63,760                 0
Shares redeemed                                        (72,901)             0            (1,018,484)                0
                                                    ----------     ----------          ------------      ------------
Net increase                                         1,254,517              0            17,441,895                 0
Beginning of period                                          0              0                     0                 0
                                                    ----------     ----------          ------------      ------------
End of period                                        1,254,517              0           $17,441,895                $0
                                                    ==========     ==========          ============      ============

        (a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

NOTE 7. Line of Credit
        The Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the year ended September 30, 2002.


                                                           2002 Annual Report 49

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements (continued)


Tax Information
(Unaudited)


        In order to meet certain requirements of the Internal Revenue Code we are advising you that the following capital gain distribution, during the fiscal year ended September 30, 2002, is subject to the maximum tax rate of 20%.

                                                           LONG-TERM CAPITAL
                                                           GAIN DISTRIBUTION
        ------------------------------------------------------------------------
        Short Duration Diversified                             $132,148

        Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns was included with your Form 1099-DIV, which was sent to you separately in January 2002.

        In addition, the Funds intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to their shareholders. The total amounts of foreign taxes that may be passed through to the shareholders for the fiscal year ended September 30, 2002 were $4,670,843, $2,188,761 and $2,092,962 for Tax-Managed
        International Value, International Value II and Emerging Markets Value, respectively. The foreign sources of income for information reporting purposes, were $38,009,207, $21,600,553 and $17,356,207 for Tax-Managed
        International Value, International Value II and Emerging Markets Value, respectively.

        In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" as a percentage of total dividends paid during the fiscal year ended September 30, 2002.

        As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2002 calendar year on Form 1099-DIV, which will be mailed by January 31, 2003.

                                                       EXEMPT-INTEREST DIVIDENDS
                                                            AS A PERCENTAGE
                                                          OF TOTAL DIVIDENDS
        ------------------------------------------------------------------------
        Short Duration Diversified                               100.00%
        Short Duration California                                 99.70
        Short Duration New York                                   99.84
        Diversified Municipal                                     99.93
        California Municipal                                      99.81
        New York Municipal                                        99.03


50 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

       Roger Hertog
       President, Treasurer and Director
       Vice Chairman and Director,
       Alliance Capital Management Corporation*

       Andrew S. Adelson
       Senior Vice President and Director
       Executive Vice President and Chief Investment
       Officer--International Value Equities, Alliance Capital
       Management Corporation

       Irwin Engelman
       Director
       Consultant

       Peter W. Huber
       Director
       Partner, Kellogg Huber Hansen Todd & Evans

       William Kristol
       Director
       Editor and Publisher, The Weekly Standard

       Rosalie J. Wolf
       Director
       Managing Director,
       Offit Hall Capital Management

       Kathleen A. Corbet
       Senior Vice President
       Executive Vice President, Alliance Capital
       Management Corporation and Chief Executive
       Officer--Alliance Fixed Income Investors, Alliance
       Capital Management Corporation

       Edmund P. Bergan, Jr.
       Secretary
       Senior Vice President and General Counsel, Alliance
       Fund Distributors, Inc.


*Alliance Capital Management Corporation is sole general partner of Alliance Capital Management L.P.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas New York,
      New York 10036


--------------------------------------------------------------------------------
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Shearman & Sterling
      599 Lexington Avenue New York, New
      York 10022


--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110


--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

      Alliance Capital Management L.P.
      1345 Avenue of the Americas New York,
      New York 10105

Sanford C. Bernstein Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS' INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
Name, Age, Address             Principal Occupation                           Portfolios in Complex       Other Directorships
(Years of Service)             During Past 5 years                                  By Director             Held by Director
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(*)

Roger Hertog,(+) 61,           Vice Chairman and Director--                             12                      None
1345 Avenue                    Alliance Capital Management
of the Americas,               Corporation ("ACMC"), the
New York, NY                   General Partner of Alliance Capital
10105 (14)                     Management L.P. ("Alliance") since
                               2000; prior thereto, President, Chief
                               Operating Officer and Director--
                               Sanford C. Bernstein & Co., Inc.
                               ("Bernstein") since prior to 1997.

Andrew S. Adelson,(+) 47,      Executive Vice President and Chief                       12                      None
1345 Avenue                    Investment Officer--International
of the Americas,               Value Equities--ACMC since 2000;
New York, NY                   prior thereto, Senior Vice President,
10105(5)                       Chief Investment Officer--International
                               Equities and Director--Bernstein
                               since prior to 1997.

DISINTERESTED DIRECTORS(*)

Irwin Engelman,(++) 68,        Business Consultant since April 2002;                    12                WellGen Inc.; Baruch
936 Fifth Avenue,              prior thereto, Executive Vice President                                    College; Long Wharf
New York, NY                   and Chief Financial Officer--YouthStream                                   Theatre; National
10021(2)                       Media Networks since October 2000;                                         Corporate Theater Fund;
                               prior thereto, Vice Chairman and Chief                                     Temple Shaaray Tefila
                               Administrative Officer--Revlon, Inc.
                               from October 1998 through October
                               2000; prior thereto, Executive Vice
                               President and Chief Financial Officer--
                               MacAndrews & Forbes Holdings Inc.
                               since prior to 1997.

Peter W. Huber, 50,
1615 M Street NW,              Partner--Kellogg Huber Hansen Todd                       12                      None
Suite 400,                     & Evans (law firm) since prior to
Washington, DC                 1997; Senior Fellow--Manhattan
20036(2)                       Institute for Policy Research;
                               Columnist--Forbes Magazine;
                               Partner at Digital Power Group
                               and Digital Power Capital.

Sanford C. Bernstein Fund, Inc.


Name, Age, Address             Principal Occupation                           Portfolios in Complex       Other Directorships
(Years of Service)             During Past 5 years                                  By Director             Held by Director
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS(*) (continued)

William Kristol, 49,           Editor, The Weekly                                       12                      None
1150 17th Street NW,           Standard since prior to 1997.
5th Floor, Washington,
DC 20036 (8)

Rosalie J. Wolf,(++) 61,       Managing Director--Offit Hall                            12                Airborne, Inc.; TIAA-
65 E. 55th Street,             Capital Management since January                                           CREF; North European
29th Floor,                    2001; prior thereto, Managing                                              Oil Royalty Trust
New York, NY                   Partner--Botanica Capital Partners
10022 (2)                      LLC from June 2000 through
                               January 2001; prior thereto, Treasurer
                               and Chief Investment Officer--The
                               Rockefeller Foundation since
                               prior to 1997.

(*)  There is no stated term of office for the Directors.
(+) Mr. Hertog and Mr. Adelson are "interested persons," as defined in the 1940 Act, because of their respective affiliations with ACMC and Alliance.
(++) Member of the Audit Committee.


--------------------------------------------------------------------------------
OFFICERS' INFORMATION
--------------------------------------------------------------------------------


                                      Principal Position(s)                 Principal Occupation
Name, Address(*) and Age                 Held with Fund                      During Past 5 Years
----------------------------------------------------------------------------------------------------------
Roger Hertog, 61                       President and Treasurer          See biography under Directors'
                                                                        Information.

Andrew S. Adelson, 47                  Senior Vice President            See biography under Directors'
                                                                        Information.

Kathleen A. Corbet, 42                 Senior Vice President            Executive Vice President
                                                                        of ACMC, with which she
                                                                        has been associated since
                                                                        prior to 1997.

Edmund P. Bergan, Jr., 52              Secretary                        Senior Vice President and
                                                                        General Counsel of Alliance
                                                                        Fund Distributors, Inc.
                                                                        ("AFD")(+) and Alliance Global
                                                                        Investor Services, Inc.
                                                                        ("AGIS")(+), with which he
                                                                        has been associated since
                                                                        prior to 1997.

(*) The address for each of the Fund's officers is 1345 Avenue of the Americas,
    New York, NY 10105.
(+) AFD and AGIS are affiliates of the Fund.

Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------
DIRECTORS
--------------------------------------------------------------------------------

      John D. Carifa
      Chairman and President

      Ruth Block

      David H. Dievler

      John H. Dobkin

      William H. Foulk, Jr.

      Clifford L. Michel

      Donald J. Robinson

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

      John D. Carifa
      Chairman and President

      Kathleen A. Corbet
      Senior Vice President

      Matthew D. W. Bloom
      Vice President

      Jeffrey S. Phlegar
      Vice President

      Edmund P. Bergan, Jr.
      Secretary

      Mark D. Gersten
      Treasurer and Chief Financial Officer

      Vincent S. Noto
      Controller


--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas New York,
      New York 10036

--------------------------------------------------------------------------------
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Shearman & Sterling
      599 Lexington Avenue New York, New
      York 10022

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

      Alliance Capital Management L.P.
      1345 Avenue of the Americas New York,
      New York 10105

Sanford C. Bernstein Fund II, Inc.

------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS' INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
Name, Age, Address             Principal Occupation                           Portfolios in Complex       Other Directorships
(Years of Service)             During Past 5 years                                  By Director             Held by Director
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR*

John D. Carifa,(+) 57,         President, Chief Operating Officer                       114                     None
1345 Avenue                    and Director of Alliance Capital
of the Americas,               Management Corporation ("ACMC"),
New York, NY 10105             with which he has been associated
(6 months)                     since prior to 1997.

DISINTERESTED DIRECTORS(*)

Ruth Block,(++)(ss.)72,        Formerly an Executive Vice President and                 93                      None
P.O. Box 4623,                 Chief Insurance Officer of the Equitable
Stamford, CT 06903             Life Assurance Society of the United States;
(6 months)                     Chairman and Chief Executive Officer
                               of Evlico. Formerly a Director of Avon, BPAmoco
                               Corporation, Ecolab, Inc., Tandem Financial Group
                               and Donaldson, Lufkin & Jenrette Securities
                               Corporation.

David H. Dievler,(++)(ss.)73,  Independent Consultant. Until December                   98                      None
P.O. Box 167,                  1994, Senior Vice President of ACMC
Spring Lake, NJ 07762          responsible for mutual fund administration.
(6 months)                     Prior to joining ACMC in 1984, Chief
                               Financial Officer of Eberstadt Asset
                               Management since 1968. Prior to that
                               Senior Manager at Price Waterhouse & Co.;
                               member of the American Institute of
                               Certified Public Accountants since 1953.

John H. Dobkin,(++)(ss.)60,    Consultant. Formerly a Senior Adviser                    94                      None
P.O. Box 12,                   from June 1999 to June 2000 and President
Annandale, NY 12504            (December 1989-May 1999) of Historic
(6 months)                     Hudson Valley (historic preservation).
                               Previously, Director of the National
                               Academy of Design and during 1988-92,
                               Director and Chairman of the Audit
                               Committee of ACMC.

Sanford C. Bernstein Fund II, Inc.


Name, Age, Address                   Principal Occupation                           Portfolios in Complex       Other Directorships
(Years of Service)                   During Past 5 years                                  By Director             Held by Director
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS(*) (continued)

William H. Foulk, Jr.,(++)(ss.)70,   Investment Adviser and Independent                       110                     None
2 Soundview Drive,                   Consultant. Formerly Senior Manager
Suite 100,                           of Barrett Associates, Inc., a registered
Greenwich, CT 06830                  investment adviser, with which he had
(6 months)                           been associated since prior to 1997.
                                     Formerly Deputy Comptroller of the
                                     State of New York and, prior thereto,
                                     Chief Investment Officer of the
                                     New York Bank for Savings.

Clifford L. Michel,(++)(ss.)63,      Senior Counsel of the law firm of Cahill                 93                Placer Dome, Inc.
15 St. Bernard's Road,               Gordon & Reindel, since February 2001
Gladstone, NJ 07934                  and a partner of that firm for more than
(6 months)                           25 years prior thereto. President and Chief
                                     Executive Officer of Wenonah
                                     Development Company (investments).

Donald J. Robinson,(++)(ss.)68,      Senior Counsel of the law firm of Orrick,                92                      None
98 Hell's Peak Road,                 Herrington & Sutcliffe LLP since prior to
Weston, VT 05161                     1997. Formerly a senior partner and a
(6 months)                           member of the Executive Committee of that
                                     firm. He was also a member and Chairman of
                                     the Municipal Securities Rulemaking Board
                                     and a Trustee of the Museum of the City
                                     of New York.

(*)   There is no stated term of office for the Directors.

(+) Mr. Carifa is an "interested person," as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC.
(++)  Member of the Audit Committee.

(ss.) Member of the Nominating Committee.

Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------
OFFICERS' INFORMATION
--------------------------------------------------------------------------------

                                      Principal Position(s)                 Principal Occupation
Name, Address(*) and Age                 Held with Fund                      During Past 5 Years
----------------------------------------------------------------------------------------------------------
John D. Carifa, 57                     Chairman and President           See biography under Directors'
                                                                        Information.

Kathleen A. Corbet, 42                 Senior Vice President            Executive Vice President
                                                                        of ACMC, with which she
                                                                        has been associated since
                                                                        prior to 1997.

Matthew D.W. Bloom, 46                 Vice President                   Senior Vice President of ACMC,
                                                                        with which he has been associated
                                                                        since prior to 1997.

Jeffrey S. Phlegar, 36                 Vice President                   Senior Vice President of ACMC,
                                                                        with which he has been
                                                                        associated since prior to 1997.

Edmund P. Bergan, Jr., 52              Secretary                        Senior Vice President and
                                                                        General Counsel of Alliance
                                                                        Fund Distributors, Inc.
                                                                        ("AFD")(+) and Alliance Global
                                                                        Investor Services, Inc.
                                                                        ("AGIS"),(+) with which he
                                                                        has been associated since
                                                                        prior to 1997.

Mark D. Gersten, 52                    Treasurer and Chief              Senior Vice President of AGIS,+
                                       Financial Officer                with which he has been associated
                                                                        since prior to 1997.

Vincent S. Noto, 37                    Controller                       Vice President of AGIS,+ with which
                                                                        he has been associated since prior
                                                                        to 1997.

(*) The address for each of the Fund's officers is 1345 Avenue of the Americas,
    New York, NY 10105.
(+) AFD and AGIS are affiliates of the Fund.

                         SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.


                                   Distributor






                         SANFORD C. BERNSTEIN FUND, INC.
                       SANFORD C. BERNSTEIN FUND II, INC.
                 1345 Avenue of the Americas, New York, NY 10105
                                 (212) 756-4097

Sanford C. Bernstein Fund, Inc.







                                  ANNUAL REPORT
                               SEPTEMBER 30, 2002





Schedule of Investments
Stock Portfolios
--------------------------------------------

--------------------------------------------

--------------------------------------------

--------------------------------------------

--------------------------------------------













Tax-Managed International Value
--------------------------------------------
International Value II
--------------------------------------------
Emerging Markets Value
--------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP



1177 Avenue of the Americas
New York, New York
November 15, 2002

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Tax-Managed International Value Portfolio
                               September 30, 2002


Shares                              Description                  Market Value*
------------------------------------------------------------------------------
EQUITIES:                                                               95.29%
------------------------------------------------------------------------------
AUSTRALIA:                                                               1.97%
------------------------------------------------------------------------------
Financial Services
     4,862,211   Australia & New Zealand                          $ 46,603,480
                 Banking Group Ltd.
                                                                  ------------
Total Australian Stocks
(Cost $37,182,018)                                                  46,603,480
                                                                  ------------
------------------------------------------------------------------------------
AUSTRIA:                                                                 0.38%
------------------------------------------------------------------------------
Energy Sources
        105,600 OMV AG                                               8,909,570
                                                                  ------------
Total Austrian Stocks
(Cost $9,171,383)                                                    8,909,570
                                                                  ------------
------------------------------------------------------------------------------
CANADA:                                                                  8.48%
------------------------------------------------------------------------------
Autos & Auto Parts
       595,000   Magna International Inc. (Note A, p. 3)            33,882,101
Banking
     3,992,634   Bank of Nova Scotia (Note A, p. 3)                112,773,472
Energy Sources
       890,000   Talisman Energy Inc. (Note A, p. 3)                35,687,535
Transportation-Road & Rail
       485,000   Canadian National Railway Co.                      18,132,842
                 (Note A, p. 3)
                                                                  ------------
Total Canadian Stocks
(Cost $210,437,190)                                                200,475,950
                                                                  ------------
------------------------------------------------------------------------------
FINLAND:                                                                 1.35%
------------------------------------------------------------------------------
Paper & Forest Products
      2,656,200  Stora Enso Oyj                                     25,717,089
        227,000  UPM-Kymmene Oyj                                     6,234,557
                                                                  ------------
Total Finnish Stocks
(Cost $32,607,496)                                                  31,951,646
                                                                  ------------
------------------------------------------------------------------------------
FRANCE:                                                                 14.33%
------------------------------------------------------------------------------
Automobiles
     2,558,380   Peugeot S.A. (Note A, p. 3)                        94,555,700
Banking
     2,243,000   BNP Paribas S.A.                                   73,082,750
     1,194,260   Societe Generale                                   50,333,217
Building Materials
     3,081,200   Compagnie de Saint-Gobain                          68,004,556

*See Note 1, page 33 in Notes to Financial Statements.

------------------------------------------------------------------------------
Shares                              Description                   Market Value
------------------------------------------------------------------------------
Insurance
     2,128,000   Assurances Generales de France                   $ 53,084,528
                 AGF (Note A, p. 3)
                                                                  ------------
Total French Stocks
(Cost $469,318,804)                                                339,060,751
                                                                  ------------
------------------------------------------------------------------------------
GERMANY:                                                                 4.90%
------------------------------------------------------------------------------
Automobiles
     1,237,500  Volkswagen AG (Stamm)                               44,648,917
Building Materials
        901,300  HeidelbergerCement AG                              32,768,167
Insurance
        375,000  AMB Generali Holding AG
                 (Note A, p. 3)                                     18,449,966
        749,100  Hannover Rueckversicherungs AG                     12,359,224
                 (Note C, p. 3)
Merchandising
        429,514  Metro AG (Vorzug)                                   7,595,656
                                                                  ------------
Total German Stocks
(Cost $157,384,448)                                                115,821,930
                                                                  ------------
------------------------------------------------------------------------------
HONG KONG:                                                               0.18%
------------------------------------------------------------------------------
Real Estate
     2,270,000   The Wharf (Holdings) Ltd.                           4,321,980
                                                                  ------------
Total Hong Kong Stocks
(Cost $5,541,350)                                                    4,321,980
                                                                  ------------
------------------------------------------------------------------------------
IRELAND:                                                                 2.57%
------------------------------------------------------------------------------
Banking
     3,202,873   Allied Irish Banks plc                             38,287,768
     2,300,000   Bank of Ireland                                    22,586,512
                                                                  ------------
Total Irish Stocks
(Cost $62,245,017)                                                  60,874,280
                                                                  ------------
------------------------------------------------------------------------------
ITALY:                                                                   4.31%
------------------------------------------------------------------------------
Energy Sources
     7,268,740   ENI S.p.A. (Note A, p. 3)                          99,674,383
Food & Household Products
       809,692   Parmalat Finanziaria S.p.A.                         2,215,820
                 (Note A, p. 3)
                                                                  ------------
Total Italian Stocks
(Cost $80,936,812)                                                 101,890,203
                                                                  ------------
------------------------------------------------------------------------------
JAPAN:                                                                  20.97%
------------------------------------------------------------------------------
Automobiles
    2,100,000    Honda Motor Co., Ltd. (Note A, p. 3)               85,045,385
   10,700,000    Nissan Motor Co., Ltd. (Note A, p. 3)              79,457,839
Chemicals
    5,550,000    Mitsui Chemicals Inc. (Note A, p. 3)               23,844,006
Data Processing
    3,533,000    Canon Inc.                                        115,507,783

Schedule of Investments--Stock Portfolios                           1

------------------------------------------------------------------------------
Shares                              Description                   Market Value
------------------------------------------------------------------------------
Electrical & Electronics
------------------------------------------------------------------------------
     470,100   Futaba Corp. (Note A, p. 3)                        $ 11,778,083
     807,000   Hitachi Maxell Ltd. (Note A, p. 3)                    9,804,518
     730,000   Nichicon Corp., Ltd. (Note A, p. 3)                   9,294,780
Financial Services
     738,900   Promise Co., Ltd. (Note A, p. 3)                     28,467,088
     905,000   Takefuji Corp. (Note A, p. 3)                        51,147,164
Food & Household Products
         400   Nichirei Corp.                                            1,350
   3,732,000   Nippon Meat Packers Inc.
               (Note A, p. 3)                                       29,890,336
Merchandising
   1,758,000   Canon Sales Co., Inc. (Note A, p. 3)                 12,217,259
   1,700,000   Uny Co., Ltd.                                        16,757,711
Recreation
     771,100   Yamaha Corp. (Note A, p. 3)                           7,303,391
Transportation-Shipping
   8,237,000   Mitsui O.S.K. Lines Ltd.                             15,630,238
                                                                  ------------
Total Japanese Stocks
(Cost $566,872,857)                                                496,146,931
                                                                  ------------
------------------------------------------------------------------------------
LUXEMBOURG:                                                              2.37%
------------------------------------------------------------------------------
Metal-Steel
   5,521,513   Arcelor (Notes A & C, p. 3)                          55,875,346
                                                                  ------------
Total Luxembourg Stocks
(Cost $64,277,953)                                                  55,875,346
                                                                  ------------
------------------------------------------------------------------------------
NETHERLANDS:                                                             4.36%
------------------------------------------------------------------------------
Chemicals
   2,253,800   DSM N.V.                                             92,182,965
Insurance
     800,000   ING Groep N.V.                                       11,072,943
                                                                  ------------
Total Netherlands Stocks
(Cost $117,504,761)                                                103,255,908
                                                                  ------------
------------------------------------------------------------------------------
SINGAPORE:                                                               0.68%
------------------------------------------------------------------------------
Banking
------------------------------------------------------------------------------
   2,410,344   United Overseas Bank Ltd.                            16,137,215
                                                                  ------------
Total Singapore Stocks
(Cost $11,110,024)                                                  16,137,215
                                                                  ------------
------------------------------------------------------------------------------
SPAIN:                                                                   3.71%
------------------------------------------------------------------------------
Construction & Housing
   2,793,865   Grupo Dragados S.A. (Note C, p. 3)                   41,955,023
Utilities-Electric, Gas & Water
   3,535,000   Iberdrola S.A. (Note C, p. 3)                        45,750,481
                                                                  ------------
Total Spanish Stocks
(Cost $84,511,994)                                                  87,705,504
                                                                  ------------

------------------------------------------------------------------------------
Quantity                            Description                  Market Value*
------------------------------------------------------------------------------
SWEDEN:                                                                  5.11%
------------------------------------------------------------------------------
Appliances & Household Durables
     3,906,000    Electrolux AB (Class B)                        $  58,980,748
Banking
     4,958,600    Nordea AB                                         19,681,441
Paper & Forest Products
     1,360,000    Svenska Cellulosa AB (Note C, p. 3)               42,098,905
                                                                 -------------
Total Swedish Stocks
(Cost $139,540,205)                                                120,761,094
                                                                 -------------
------------------------------------------------------------------------------
UNITED KINGDOM:                                                         19.62%
------------------------------------------------------------------------------
Banking
     4,750,000    Lloyds TSB Group plc                              35,015,199
Beverage & Tobacco
     5,422,000    British American Tobacco plc                      55,249,913
Building Materials
     6,200,000    Wolseley plc                                      49,208,512
Insurance
     1,800,000    Aviva plc                                         10,103,595
    32,525,183    Royal & Sun Alliance Insurance                    49,152,756
                  Group plc
Leisure & Tourism
     7,234,600    Six Continents plc                                67,359,151
     4,500,000    Whitbread plc                                     36,387,074
Merchandising
    16,315,213    Safeway plc                                       53,410,445
Paper & Forest Products
     2,139,600    Rexam plc                                         13,529,929
Telecommunications
    56,200,000    Vodafone Group plc                                71,915,302
Utilities-Electric, Gas & Water
     8,500,000    Lattice Group plc                                 22,854,772
                                                                 -------------
Total United Kingdom Stocks
(Cost $593,588,420)                                                464,186,648
                                                                 -------------
Total Equities
(Cost $2,642,230,732)                                            2,253,978,436
                                                                 -------------
------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                    2.55%
------------------------------------------------------------------------------
   60,346,000     State Street Bank & Trust Co.,                    60,346,000
                  Repurchase Agreement, dated
                  09/30/02, 1.55%, maturing 10/01/02
                  for $60,348,598, collateral 46,460,000
                  principal amount U.S. Treasury Bond,
                  7.25%, 05/15/16, value $61,559,500
                                                                 -------------
Total Repurchase Agreement
(Cost $60,346,000)                                                  60,346,000
                                                                 -------------

 2     Sanford C. Bernstein Fund, Inc.--2002 Annual Report

------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $2,702,576,732) 97.84% $2,314,324,436
(Note D, below)
Cash and Other Assets, Less Liabilities           2.16              51,096,197
                                                ------          --------------
(Note E, below)
Net Assets (Equivalent to $13.10
per share based on 180,630,230
shares of capital stock outstanding)            100.00%         $2,365,420,633
                                                ======          ==============
------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
------------------------------------------------------------------------------
                                                                  Unrealized
                                        Contract                Appreciation/
Quantity          Description            Amount                 (Depreciation)
-----------------------------------------------------------------------------
1,900       DJ Euro Stoxx 50        $    42,465,000              $     29,509
            Index, December
            2002
710         FTSE 100                     26,312,600                (3,424,973)
            Index, December
            2002
240         Japanese TSE              2,190,000,000                (5,130,639)
            Topix, December
            2002
Total Long Stock Index Futures Contracts                         $ (8,526,103)
                                                                 ------------

-----------------------------------------------------------------------------
FOREIGN CURRENCIES
-----------------------------------------------------------------------------
Quantity                   Description                           Market Value
-----------------------------------------------------------------------------
    1,653,551   Australian Dollar                            $        897,961
    1,657,344   British Pound                                       2,602,197
   15,741,637   Canadian Dollar                                     9,924,744
   14,719,622   Euro                                               14,542,250
    5,783,318   Hong Kong Dollar                                      741,494
1,377,069,936   Japanese Yen                                       11,312,030
    1,428,372   New Zealand Dollar                                    671,120
    5,653,300   Norwegian Krone                                       763,227
    1,286,438   Singapore Dollar                                      723,755
    7,140,089   Swedish Krona                                         770,111
    1,649,058   Swiss Franc                                         1,117,248
                                                             ----------------
Total Foreign Currencies                                     $     44,066,137
                                                             ----------------
-----------------------------------------------------------------------------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B) Explanation of abbreviations:
    Stamm-German Ordinary Share
    Vorzug-German Preference Share
(C) Non-income-producing security
(D) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $82,537,292 and gross unrealized depreciation of investments was $470,789,588 resulting in net unrealized depreciation of $388,252,296 (excluding foreign currency transactions).
(E) Includes $640,736 (Japanese yen), $5,819,025 (euro) and $3,901,700 (British pounds) U.S. dollar equivalents pledged as collateral for futures transactions.
(F) Allocation of assets by industry as of September 30, 2002:

------------------------------------------------------------------------------
Appliances & Household Durables                                          2.49%
Automobiles                                                             12.84
Autos & Auto Parts                                                       1.43
Banking                                                                 15.56
Beverage & Tobacco                                                       2.34
Building Materials                                                       6.34
Chemicals                                                                4.90
Construction & Housing                                                   1.77
Data Processing                                                          4.88
Electrical & Electronics                                                 1.31
Energy Sources                                                           6.10
Financial Services                                                       5.34
Food & Household Products                                                1.36
Insurance                                                                6.52
Leisure & Tourism                                                        4.39
Merchandising                                                            3.80
Metal-Steel                                                              2.36
Paper & Forest Products                                                  3.70
Real Estate                                                              0.18
Recreation                                                               0.31
Telecommunications                                                       3.04
Transportation-Road & Rail                                               0.77
Transportation-Shipping                                                  0.66
Utilities-Electric, Gas & Water                                          2.90
Repurchase Agreement                                                     2.55
Cash and Other Assets, Less Liabilities                                  2.16
                                                                       ------
Total                                                                  100.00%
                                                                       ======

See Notes to Financial Statements.

                                  Schedule of Investments--Stock Portfolios    3

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                        International Value Portfolio II
                               September 30, 2002


-----------------------------------------------------------------------------
Shares                              Description                 Market Value*
-----------------------------------------------------------------------------
EQUITIES:                                                              95.35%
-----------------------------------------------------------------------------
AUSTRALIA:                                                              1.77%
-----------------------------------------------------------------------------
Financial Services
     2,393,272   Australia & New Zealand                         $ 22,939,112
                 Banking Group Ltd.
                                                                 ------------
Total Australian Stocks
(Cost $18,484,067)                                                 22,939,112
                                                                 ------------
-----------------------------------------------------------------------------
AUSTRIA:                                                                0.46%
------------------------------------------------------------------------------
Energy Sources
          71,356 OMV AG                                             6,020,372
                                                                 ------------
Total Austrian Stocks
   (Cost $6,321,603)                                                6,020,372
                                                                 ------------
-----------------------------------------------------------------------------
CANADA:                                                                 8.86%
-----------------------------------------------------------------------------
Autos & Auto Parts
        435,000  Magna International Inc.                          24,770,948
Banking
      2,198,440  Bank of Nova Scotia                               62,095,777
Energy Sources
        524,800  Talisman Energy Inc.                              21,043,616
Transportation-Road & Rail
        193,100  Canadian National Railway Co.                      7,219,488
                                                                 ------------
Total Canadian Stocks
(Cost $120,723,990)                                               115,129,829
                                                                 ------------
-----------------------------------------------------------------------------
FINLAND:                                                                1.46%
-----------------------------------------------------------------------------
Paper & Forest Products
     1,605,800   Stora Enso Oyj                                    15,547,211
       124,800   UPM-Kymmene Oyj                                    3,427,633
                                                                 ------------
Total Finnish Stocks
(Cost $22,681,020)                                                 18,974,844
                                                                 ------------
-----------------------------------------------------------------------------
FRANCE:                                                                13.46%
-----------------------------------------------------------------------------
Automobiles
     1,046,300   Peugeot S.A. (Note A, p. 6)                       38,670,420
Banking
     1,261,000   BNP Paribas S.A.                                  41,086,646
       748,700   Societe Generale                                  31,554,670
Building Materials
     1,696,400   Compagnie de Saint-Gobain                         37,440,909


-----------------------------------------------------------------------------
Shares                              Description                  Market Value
-----------------------------------------------------------------------------
Insurance
     1,049,900   Assurances Generales de France
                 AGF (Note A, p. 6)                              $ 26,190,529
                                                                 ------------
Total French Stocks
(Cost $252,567,241)                                               174,943,174
                                                                 ------------
-----------------------------------------------------------------------------
GERMANY:                                                                4.93%
-----------------------------------------------------------------------------
Automobiles
        674,800  Volkswagen AG (Stamm)                             24,346,739
Building Materials
        431,100  HeidelbergCement AG                               15,673,313
Insurance
        237,311  AMB Generali Holding AG                           11,675,680
        463,059  Hannover Rueckversicherungs AG                     7,639,901
                 (Note C, p. 6)
Merchandising
        264,000  Metro AG (Vorzug)                                  4,668,656
                                                                 ------------
Total German Stocks
(Cost $100,763,719)                                                64,004,289
                                                                 ------------
-----------------------------------------------------------------------------
HONG KONG:                                                              1.06%
-----------------------------------------------------------------------------
Real Estate
     3,477,000   The Wharf (Holdings) Ltd.                          6,620,055
Textiles/Apparel
     2,476,000   Yue Yuen Industrial Holdings                       7,206,211
                                                                 ------------
Total Hong Kong Stocks
(Cost $13,150,127)                                                 13,826,266
                                                                 ------------
-----------------------------------------------------------------------------
IRELAND:                                                                2.83%
-----------------------------------------------------------------------------
Banking
     1,974,515   Allied Irish Banks plc                            23,603,736
     1,336,800   Bank of Ireland                                   13,127,674
                                                                 ------------
Total Irish Stocks
(Cost $37,554,826)                                                 36,731,410
                                                                 ------------
-----------------------------------------------------------------------------
ITALY:                                                                  4.66%
-----------------------------------------------------------------------------
Energy Sources
     4,221,050   ENI S.p.A. (Note A, p. 6)                         57,882,185
Food & Household Products
       990,200   Parmalat Finanziaria S.p.A.                        2,709,803
                 (Note A, p. 6)
                                                                 ------------
Total Italian Stocks
(Cost $57,588,383)                                                 60,591,988
                                                                 ------------
-----------------------------------------------------------------------------
JAPAN:                                                                 19.85%
-----------------------------------------------------------------------------
Automobiles
     1,178,300   Honda Motor Co., Ltd. (Note A, p. 6)              47,718,561
     7,185,000   Nissan Motor Co., Ltd. (Note A, p. 6)             53,355,567

 *See Note 1, page 33 in Notes to Financial Statements.

 4     Sanford C. Bernstein Fund, Inc.--2002 Annual Report

------------------------------------------------------------------------------
Shares                              Description                   Market Value
------------------------------------------------------------------------------
Chemicals
   1,411,000   Mitsui Chemicals Inc. (Note A, p. 6)              $   6,061,962
Data Processing
   1,763,000   Canon Inc.                                           57,639,463
Electrical & Electronics
     255,600   Futaba Corp. (Note A, p. 6)                           6,403,910
     606,800   Hitachi Maxell Ltd. (Note A, p. 6)                    7,372,220
     369,300   Nichicon Corp., Ltd. (Note A, p. 6)                   4,702,140
Financial Services
     506,500   Promise Co., Ltd. (Note A, p. 6)                     19,513,575
     426,800   Takefuji Corp. (Note A, p. 6)                        24,121,115
Food & Household Products
         200   Nichirei Corp.                                              675
   2,040,000   Nippon Meat Packers Inc.                             16,338,769
Merchandising
     587,000   Canon Sales Co., Inc.                                 4,079,369
Recreation
     475,000   Yamaha Corp. (Note A, p. 6)                           4,498,912
Transportation-Shipping
   3,213,000   Mitsui O.S.K. Lines Ltd. (Note A, p. 6)               6,096,874
                                                                  ------------
Total Japanese Stocks
(Cost $303,796,703)                                                257,903,112
                                                                  ------------
------------------------------------------------------------------------------
LUXEMBOURG:                                                              2.03%
------------------------------------------------------------------------------
Metal-Steel
   2,611,698   Arcelor (Note C, p. 6)                               26,412,858
                                                                  ------------
Total Luxembourg Stocks
(Cost $32,791,009)                                                  26,412,858
                                                                  ------------
------------------------------------------------------------------------------
NETHERLANDS:                                                             4.37%
------------------------------------------------------------------------------
Chemicals
   1,300,400   DSM N.V.                                             53,187,828
Insurance
     263,400   ING Groep N.V.                                        3,645,767
                                                                  ------------
Total Netherlands Stocks
(Cost $61,311,078)                                                  56,833,595
                                                                  ------------
------------------------------------------------------------------------------
SPAIN:                                                                   3.45%
------------------------------------------------------------------------------
Construction & Housing
     730,500   Grupo Dragados S.A. (Note C, p. 6)                   10,969,801
Utilities-Electric, Gas & Water
   2,614,600   Iberdrola S.A. (Note C, p. 6)                        33,838,532
                                                                  ------------
Total Spanish Stocks
(Cost $45,412,567)                                                  44,808,333
                                                                  ------------
------------------------------------------------------------------------------
SWEDEN:                                                                  4.96%
------------------------------------------------------------------------------
Appliances & Household Durables
   2,171,900   Electrolux AB (Class B)                              32,795,772
Banking
   2,662,000   Nordea AB                                            10,565,885


------------------------------------------------------------------------------
Quantity                            Description                   Market Value
------------------------------------------------------------------------------
Paper & Forest Products
        680,000      Svenska Cellulosa AB (Note C, p. 6)          $ 21,049,452
                                                                  ------------
Total Swedish Stocks
(Cost $74,131,620)                                                  64,411,109
                                                                  ------------
------------------------------------------------------------------------------
UNITED KINGDOM:                                                         21.20%
------------------------------------------------------------------------------
Banking
     3,129,100       Lloyds TSB Group plc                           23,066,539
Beverage & Tobacco
     2,978,500       British American Tobacco plc                   30,350,768
Building Materials
     3,440,400       Wolseley plc                                   27,305,962
Construction & Housing
     1,961,800       George Wimpey plc                               8,855,640
Insurance
     1,750,000       Aviva plc                                       9,822,940
    17,185,236       Royal & Sun Alliance Insurance                 25,970,698
                     Group plc
Leisure & Tourism
     4,038,200       Six Continents plc                             37,598,447
     2,480,000       Whitbread plc                                  20,053,321
Merchandising
    11,867,346       Safeway plc                                    38,849,645
Metal-Steel
     3,848,998       Corus Group plc (Note C, p. 6)                  2,069,835
Paper & Forest Products
     1,188,200       Rexam plc                                       7,513,676
Telecommunications
    29,267,800       Vodafone Group plc                             37,452,005
Utilities-Electric, Gas & Water
     2,465,400       Lattice Group plc                               6,628,959
                                                                 -------------
Total United Kingdom Stocks
(Cost $361,586,480)                                                275,538,435
                                                                 -------------
Total Equities
(Cost $1,508,864,433)                                            1,239,068,726
                                                                 -------------
------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                    2.31%
------------------------------------------------------------------------------
   29,964,000        State Street Bank & Trust Co.,                 29,964,000
                     Repurchase Agreement,
                     dated 09/30/02, 1.55%,
                     maturing 10/01/02 for
                     $29,965,290, collateral
                     26,110,000 principal amount
                     U.S. Treasury Bond, 5.75%,
                     08/15/10, value $ 30,565,019
                                                                 -------------
Total Repurchase Agreement
(Cost $29,964,000)                                                  29,964,000
                                                                 -------------

                                  Schedule of Investments--Stock Portfolios    5

------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------

Total Investments (Cost $1,538,828,433)            97.66%       $1,269,032,726
(Note D, below)
Cash and Other Assets, Less Liabilities             2.34            30,416,153
                                                  ------        --------------
(Note E, below)
Net Assets (Equivalent to $11.95 per
share based on 108,769,585 shares of
capital stock outstanding)                        100.00%       $1,299,448,879
                                                  ======        ==============

------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
------------------------------------------------------------------------------
                                                 Contract          Unrealized
Quantity          Description                     Amount          Depreciation
------------------------------------------------------------------------------
700         DJ Euro Stoxx 50                  $ 15,645,000         $(1,420,613)
            Index, December
            2002
420         FTSE 100 Index,                     15,565,200          (3,035,026)
            December 2002
150         Japanese TSE                     1,368,750,000              (2,971)
            Topix, December
            2002
                                                                   -----------
Total Long Stock Index Futures Contracts                           $(4,458,610)
                                                                   -----------

------------------------------------------------------------------------------
FOREIGN CURRENCIES
------------------------------------------------------------------------------
Quantity           Description                                    Market Value
------------------------------------------------------------------------------
     812,389     Australian Dollar                                 $   441,168
   1,018,496     British Pound                                       1,599,141
  13,477,105     Canadian Dollar                                     8,497,008
   5,443,841     Euro                                                5,378,242
   5,383,361     Hong Kong Dollar                                      690,214
 949,736,522     Japanese Yen                                        7,801,672
   1,553,287     New Zealand Dollar                                    729,812
   2,684,083     Norwegian Krone                                       362,366
     809,944     Singapore Dollar                                      455,677
   4,295,742     Swedish Krona                                         463,328
     696,430     Swiss Franc                                           471,836
                                                                   -----------
Total Foreign Currencies                                           $26,890,464
                                                                   -----------

------------------------------------------------------------------------------

(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B) Explanation of abbreviations:
    Stamm-German Ordinary Share
    Vorzug-German Preference Share
(C) Non-income-producing security
(D) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $35,789,394 and gross unrealized depreciation of investments was $305,585,101 resulting in net unrealized depreciation of $269,795,707 (excluding foreign currency transactions).
(E) Includes $2,143,845 (euro), $400,460 (Japanese yen), and $2,308,055 (British pounds) U.S. dollar equivalents pledged as collateral for futures transactions.

-------------------------------------------------------------------------------
(F) Allocation of assets by industry as of September 30, 2002:
    Appliances & Household Durables                                       2.52%
    Automobiles                                                          12.63
    Autos & Auto Parts                                                    1.91
    Banking                                                              15.78
    Beverage & Tobacco                                                    2.34
    Building Materials                                                    6.19
    Chemicals                                                             4.56
    Construction & Housing                                                1.53
    Data Processing                                                       4.43
    Electrical & Electronics                                              1.42
    Energy Sources                                                        6.54
    Financial Services                                                    5.12
    Food & Household Products                                             1.47
    Insurance                                                             6.54
    Leisure & Tourism                                                     4.44
    Merchandising                                                         3.66
    Metal-Steel                                                           2.19
    Paper & Forest Products                                               3.66
    Real Estate                                                           0.51
    Recreation                                                            0.35
    Telecommunications                                                    2.88
    Textiles/Apparel                                                      0.55
    Transportation-Road & Rail                                            0.55
    Transportation-Shipping                                               0.47
    Utilities-Electric, Gas & Water                                       3.11
    Repurchase Agreement                                                  2.31
    Cash and Other Assets, Less Liabilities                               2.34
                                                                        ------
    Total                                                               100.00%
                                                                        ======

See Notes to Financial Statements.


6     Sanford C. Bernstein Fund, Inc.--2002 Annual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                        Emerging Markets Value Portfolio
                               September 30, 2002

-----------------------------------------------------------------------------
Shares                              Description                 Market Value*
-----------------------------------------------------------------------------
EQUITIES:                                                              98.73%
-----------------------------------------------------------------------------
ARGENTINA:                                                              2.02%
-----------------------------------------------------------------------------
Beverage & Tobacco
        81,000      Quilmes Industrial S.A. ADR                   $   550,800
                    (Note A, p. 11)
Energy
     4,085,000      Perez Companc S.A. (Class B)                    2,190,349
                    (Note A, p. 11)
Food & Household Products
       546,000      Garovaglio y Zorraquin S.A.                        70,263
                    (Note A, p. 11)
Metal-Steel
       107,390      Siderar S.A.I.C. (Note A, p. 11)                  112,284
     2,807,088      Siderca S.A.I.C.                                4,696,040
Real Estate
     3,512,346      IRSA Inversiones y                              1,883,295
                    Representaciones S.A.
                    (Note A, p. 11)
Utilities-Electric, Gas & Water
     3,143,000      Central Costanera S.A.                            994,300
                    (Class B) (Note A, p. 11)
Total Argentine Stocks
(Cost $27,869,062)                                                 10,497,331
                                                                  -----------
-----------------------------------------------------------------------------
BRAZIL:                                                                 6.92%
-----------------------------------------------------------------------------
Banking
 1,803,505,860      Banco Bradesco S.A. (PFD)                       3,796,854
Beverage & Tobacco
     1,400,000      Souza Cruz S.A.                                 5,802,632
Energy Sources
       713,000      Petroleo Brasileiros S.A. (PFD)                 6,923,605
Metal-Steel
       120,000      Gerdau S.A. ADR                                   828,000
Paper & Forest Products
   403,663,014      Votorantim Cellulose Papel                     11,366,301
                    S.A. (PFD) Telecommunications
   735,000,000      Brasil Telecom S.A. (PFD)                       2,098,618
    20,000,000      Celular CRT Participacoes S.A.                  1,700,000
                    (PFD)
       660,918      Celular CRT Participacoes S.A.                     38,264
   128,900,000      Telesp-Telecomunicacoes de Sao                  1,024,416
                    Paulo S.A. (PFD)

-----------------------------------------------------------------------------
Shares                              Description                  Market Value
-----------------------------------------------------------------------------
Utilities-Electric, Gas & Water
 1,237,700,000      Companhia Paranaense de
                    Energia                                       $ 2,312,545
                                                                  -----------
Total Brazilian Stocks
(Cost $51,136,762)                                                 35,891,235
                                                                  -----------
-----------------------------------------------------------------------------
CHILE:                                                                  1.53%
-----------------------------------------------------------------------------
Banking
       264,500      Banco BHIF S.A. ADR                             2,967,743
        25,000      Banco Santander Chile S.A. ADR                    442,500
Beverage & Tobacco
       319,000      Compania Cervecerias Unidas                     3,994,677
                    S.A. ADR
Multi-Industry
       129,000      Quinenco S.A. ADR                                 508,312
                                                                  -----------
Total Chilean Stocks
(Cost $11,507,687)                                                  7,913,232
                                                                  -----------
------------------------------------------------------------------------------
CHINA:                                                                  8.14%
------------------------------------------------------------------------------
Chemicals
   18,920,000       Beijing Yanhua Petrochemical                    1,722,304
                    Co., Ltd. (Note A, p. 11)
   43,500,000       Shanghai Petrochemical Co.,                     4,796,431
                    Ltd. (Note A, p. 11)
Energy Sources
    1,035,000       CNOOC Ltd.                                      1,446,430
   27,939,000       Yanzhou Coal Mining Co., Ltd.                   9,223,984
Expressways
   35,047,000       Jiangsu Expressway Co., Ltd.                    9,548,612
   25,200,000       Shenzhen Expressway Co., Ltd.                   4,943,362
Textiles & Apparel
      794,000       Texwinca Holdings Ltd.                            534,454
Utilities-Electric, Gas & Water
      210,500       Huaneng Power International                     6,585,240
                    Inc. ADR
   15,000,000       Shandong International Power                    3,423,274
                    Development Co., Ltd.
                                                                  -----------
Total Chinese Stocks
(Cost $33,680,305)                                                 42,224,091
                                                                  -----------
------------------------------------------------------------------------------
CZECH REPUBLIC:                                                         2.18%
------------------------------------------------------------------------------
Telecommunications
      509,000       Cesky Telecom A.S. (Note A, p. 11)              3,969,570
Utilities-Electric, Gas & Water
    2,420,000       CEZ                                             7,352,198
                                                                  -----------
Total Czech Republic Stocks
(Cost $11,744,466)                                                 11,321,768
                                                                  -----------

*See Note 1, page 33 in Notes to Financial Statements.


                                  Schedule of Investments--Stock Portfolios    7

-----------------------------------------------------------------------------
Shares                      Description                          Market Value
-----------------------------------------------------------------------------
GREECE:                                                                 0.53%
-----------------------------------------------------------------------------
Transportation-Shipping
        938,600   Attica Enterprises Holding S.A.                   2,726,232
                                                                   ----------
Total Greek Stocks
(Cost $6,358,851)                                                   2,726,232
-----------------------------------------------------------------------------
INDIA:                                                                  4.03%
-----------------------------------------------------------------------------
Automobiles
        390,107   Bajaj Auto Ltd.                                   3,142,641
Banking
      2,129,558   ICICI Bank Ltd.                                   6,172,855
          8,800   ICICI Bank Ltd. ADR                                  52,712
Building Materials
        200,000   Grasim Industries                                 1,279,628
Chemicals
      5,481,400   Indo Gulf Fertilisers &                           5,118,618
                  Chemicals Corp., Ltd.
Machinery & Engineering
        590,355   Ashok Leyland Ltd.                                1,088,524
        235,000   Ashok Leyland Ltd. GDR
                  (Note A, p. 11)                                   1,239,625
Utilities-Electric, Gas & Water
        622,000   BSES Ltd.                                         2,808,327
                                                                   ----------
Total Indian Stocks
(Cost $20,332,111)                                                 20,902,930
                                                                   ----------
-----------------------------------------------------------------------------
INDONESIA:                                                              6.80%
-----------------------------------------------------------------------------
Banking
     46,363,000   PT Bank Central Asia                             11,469,610
Beverage & Tobacco
      4,220,000   PT Gudang Garam Tbk                               4,199,355
Building Materials
        688,000   PT Semen Gresik Tbk                                 646,387
Chemicals
     24,861,000   PT Indorama Synthetics
                  (Note A, p. 11)                                   1,243,879
Food & Household Products
     11,509,800   PT Sinar Mas Agro Resources &                       831,818
                  Technology Corp.
                  (Notes A & C, p. 11)
Retail
     54,180,000   PT Matahari Putra Prima Tbk                       3,162,608
Telecommunications
     33,180,000   PT Telekomunikasi Indonesia                      13,741,995
                  (Local)
                                                                   ----------
Total Indonesian Stocks
(Cost $39,579,238)                                                 35,295,652
                                                                   ----------


-----------------------------------------------------------------------------
Shares                      Description                         Market Value*
-----------------------------------------------------------------------------
ISRAEL:                                                                 5.10%
-----------------------------------------------------------------------------
Banking
     2,054,100    Bank Hapoalim Ltd. (Note A, p. 11)              $ 3,037,813
     3,500,000    Bank Leumi Le-Israel (Note A, p. 11)              4,014,748
     3,591,638    Israel Discount Bank (Note A, p. 11)              1,679,580
Chemicals
    11,100,000    Israel Chemicals Ltd.                            11,186,399
Electrical & Electronics
     1,560,000    Scitex Corp., Ltd. (Note A, p. 11)                2,324,400
Retail
        40,100    Supersol Ltd.                                        96,266
Telecommunications
     4,260,000    Bezeq The Israeli                                 4,146,563
                  Telecommunication Corp., Ltd.
                  (Note A, p. 11)
                                                                  -----------
Total Israeli Stocks
(Cost $41,486,575)                                                 26,485,769
                                                                  -----------
-----------------------------------------------------------------------------
MALAYSIA:                                                                8.97%
-----------------------------------------------------------------------------
Automobiles
    10,757,000    Tan Chong Motor Holdings                          2,944,021
                  Berhad
     2,750,000    UMW Holdings Berhad                               5,753,290
Banking
     8,812,500    Public Bank Berhad (Foreign)                      5,936,842
Construction
     2,500,000    IJM Corp., Berhad                                 3,322,368
     2,750,000    Road Builder Holdings Berhad                      3,871,711
Leisure & Tourism
     4,602,000    Berjaya Land Berhad                               1,138,389
Mining
     6,406,800    Malaysia Mining Corp., Berhad                     3,540,600
Miscellaneous Materials
       922,000    Kuala Lumpur Kepong Berhad                        1,467,921
Real Estate
     1,212,000    IOI Properties Berhad                             1,913,684
     4,308,500    S P Setia Berhad Group                            2,709,820
Utilities-Electric, Gas & Water
    10,574,000    Malakoff Berhad                                  11,186,179
     4,220,352    YTL Power International Berhad                    2,787,654
                                                                  -----------
Total Malaysian Stocks
(Cost $44,443,537)                                                 46,572,479
                                                                  -----------
-----------------------------------------------------------------------------
MEXICO:                                                                  7.07%
-----------------------------------------------------------------------------
Beverage & Tobacco
        243,000   Panamerican Beverages Inc.                        2,303,640
Building Materials
      1,013,954   Cemex S.A. de C.V.                                4,232,044
Chemicals
      3,832,200   Cydsa S.A. (Note A, p. 11)                        1,275,087


8     Sanford C. Bernstein Fund, Inc.--2002 Annual Report

-----------------------------------------------------------------------------
Shares                      Description                          Market Value
-----------------------------------------------------------------------------
Financial Services
     6,550,000    Grupo Financiero Banorte S.A.                   $14,736,458
                  de C.V.
Food & Household Products
     4,150,000    Grupo Minsa S.A. de C.V.                            731,027
                  (Note A, p. 11)
Merchandising
     1,868,900    Controladora Comercial                            1,042,495
                  Mexicana S.A. de C.V.
Metal-Nonferrous
     2,511,144    Grupo Mexico S.A. (NVP)                           2,506,598
Metal-Steel
       830,800    Grupo Industrial Saltillo S.A.                    1,569,158
                  de C.V. (Series B)
     1,926,000    Hylsamex S.A. (Note A, p. 11)                     1,300,523
Paper & Forest Products
        66,400    Corp Durango S.A. ADR                               209,014
                  (Note A, p. 11)
Telecommunications
       241,150    Telefonos de Mexico S.A. ADR                      6,803,469
                                                                  -----------
Total Mexican Stocks
(Cost $58,720,826)                                                 36,709,513
                                                                  -----------
-----------------------------------------------------------------------------
PHILIPPINES:                                                            6.55%
-----------------------------------------------------------------------------
Banking
   6,665,940      Equitable PCI Bank (Note A, p. 11)                3,814,558
   9,000,000      Metropolitan Bank & Trust Co.                     5,751,073
Food & Household Products
  28,836,830      Universal Robina Corp.                            2,007,714
Multi-Industry
  41,816,800      JG Summit Holding Inc.                            1,052,898
Real Estate
 118,000,000      Ayala Land Inc.                                  12,604,674
  55,608,500      Robinson's Land Corp.                             1,591,087
                  (Series B)
   9,700,000      SM Prime Holdings                                 1,073,152
Utilities-Electric, Gas & Water
   9,427,400      Manila Electric Co. (Note A, p. 11)               6,114,098
                                                                  -----------
Total Philippine Stocks
(Cost $59,957,569)                                                 34,009,254
                                                                  -----------
-----------------------------------------------------------------------------
POLAND:                                                                 1.30%
-----------------------------------------------------------------------------
Energy Sources
   1,276,000      Polski Koncern Naftowy Orlen                      4,988,826
                  S.A.
Financial Services
      85,000      Bank Polska Kasa Opieki S.A.                      1,729,335
                                                                  -----------
Total Polish Stocks
(Cost $7,123,664)                                                   6,718,161
                                                                  -----------


-----------------------------------------------------------------------------
Shares                      Description                          Market Value
-----------------------------------------------------------------------------
PORTUGAL:                                                               0.00%
-----------------------------------------------------------------------------
Banking
          1       Banco Comercial Portugues S.A.                  $         2
                                                                  -----------
Total Portuguese Stocks (Cost $0)                                           2
                                                                  -----------
-----------------------------------------------------------------------------
SOUTH AFRICA:                                                          10.84%
-----------------------------------------------------------------------------
Banking
     2,827,146    ABSA Group Ltd.                                   7,968,326
Broadcasting & Publishing
       594,350    Primedia Ltd.                                       242,534
       929,750    Primedia Ltd. (Series N)                            326,460
Chemicals
     3,497,000    AECI Ltd.                                         7,583,056
Construction & Housing
     4,700,000    Murray & Roberts Holdings Ltd.                    4,817,082
Food & Household Products
       635,500    Tongaat-Hulett Group Ltd.                         2,997,329
Health & Personal Care
    10,840,000    Network Healthcare Holdings Ltd.                  3,034,686
Insurance
     9,099,000    Sanlam Ltd.                                       6,476,157
Machinery & Engineering
       516,000    Barloworld Ltd.                                   2,889,110
Merchandising
     5,353,700    Shoprite Hldgs Ltd.                               3,302,401
Paper & Forest Products
     1,445,000    Sappi Ltd.                                       16,620,071
                                                                  -----------
Total South African Stocks
(Cost $63,645,250)                                                 56,257,212
                                                                  -----------
-----------------------------------------------------------------------------
SOUTH KOREA:                                                            9.56%
-----------------------------------------------------------------------------
Automobiles
       220,000    Hyundai Mobis                                     4,318,312
       145,000    Hyundai Motor Co., Ltd.                           3,308,661
Banking
       126,200    Kookmin Bank                                      4,618,835
       920,000    Shinhan Financial                                10,421,199

Construction & Housing
       500,000    Daelim Industrial Co., Ltd.                       5,847,714
Financial Services
       137,000    Kookmin Credit Card Co., Ltd.                     3,142,921
Food & Household Products
        13,620    Lotte Confectionery Co., Ltd.                     6,538,759
Merchandising
        30,000    Shinsegae Co., Ltd.                               4,539,135
Utilities-Electric, Gas & Water
       367,000    Korea Electric Power Corp.                        6,183,201
        41,880    Seoul City Gas Co., Ltd.                            681,616
                                                                   -----------
Total South Korean Stocks
(Cost $45,611,876)                                                 49,600,353
                                                                   -----------

                                  Schedule of Investments--Stock Portfolios    9

-----------------------------------------------------------------------------
Shares                      Description                          Market Value
-----------------------------------------------------------------------------
TAIWAN:                                                                 5.24%
-----------------------------------------------------------------------------
Banking
     8,976,000   International Commercial Bank                    $ 4,633,438
                 of China
Building Materials
    12,577,775   Asia Cement Corp.                                  3,300,449
Electrical & Electronics
     6,246,331   Acer Inc.                                          5,105,260
     6,441,600   Compal Electronics Inc.                            5,560,429
Electronic Components & Instruments
     9,225,000   Ritek Corp.                                        3,968,311
Metal-Steel
     5,796,954   China Steel Corp.                                  2,493,671
       243,423   China Steel Corp., GDS                             2,032,582
Real Estate
     3,832,920   Pacific Construction (Note A, p. 11)                 123,111
                                                                  -----------
Total Taiwanese Stocks (Cost $49,704,255)                          27,217,251
                                                                  -----------
-----------------------------------------------------------------------------
THAILAND:                                                               8.13%
-----------------------------------------------------------------------------
Banking
    26,750,000   Siam Commercial Bank Public                       14,277,380
                 Co., Ltd. (Foreign) (PFD)
                 (Note A, p. 11)
Building Materials
      292,400    Siam City Cement Public Co.,                       5,729,094
                 Ltd.
Chemicals
     5,073,500   National Petrochemical Public                      5,392,352
                 Co., Ltd. (Foreign)
Energy Sources
    12,560,000   PTT Public Co., Ltd. (Foreign)                    11,825,786
                 (PFD)
Food & Household Products
     1,304,300   Saha Pathana Inter-Holding                         2,139,679
                 Ltd. (Foreign)
     2,082,500   Thai Union Frozen Products                           866,104
                 Co., Ltd.
Insurance
       314,100   Ayudhya Insurance Public Co.,                        987,006
                 Ltd. (Foreign)
       222,000   Bangkok Insurance Public Co.,                        974,584
                 Ltd. (Foreign)
                                                                 ------------
Total Thai Stocks
(Cost $37,585,373)                                                 42,191,985
                                                                 ------------


-----------------------------------------------------------------------------
Quantity                    Description                          Market Value
-----------------------------------------------------------------------------
TURKEY:                                                                 3.82%
-----------------------------------------------------------------------------
Appliances & Household Durables
2,880,000,000    Vestel Elektronik (Note A, p. 11)               $  4,163,855
Automobiles
  325,500,000    Ford Otomotiv Sanayi A.S.                          2,647,139
                 (Note A, p. 11)
1,481,000,000    Tofas Turk Otomobil Fabrikasi A.S.                 2,364,247
                 (Note A, p.11)
Banking
1,400,000,000    Akbank T.A.S. (Note A, p.11)                       4,006,024
       10,499    Turkiye Garanti Bankasi A.S.                               9
Energy Sources
1,561,250,000    Tupras-Turkiye Petrol                              6,301,431
                 Rafinerileri A.S.
Miscellaneous Materials
   21,000,000    Brisa Bridgestone Sabanci                            360,542
                 Lastik San. Ve Tic A.S.
                                                                 ------------
Total Turkish Stocks (Cost $29,445,339)                            19,843,247
                                                                 ------------
Total Equities (Cost $639,932,746)                                512,377,697
                                                                 ------------
-----------------------------------------------------------------------------
RIGHTS:                                                                  0.03%
-----------------------------------------------------------------------------
MALAYSIA:                                                                0.03%
-----------------------------------------------------------------------------
Real Estate
     1,231,000   S P Setia Berhad Group                               132,818
                                                                 ------------
Total Rights (Cost $0)                                                132,818
                                                                 ------------
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                   1.07%
-----------------------------------------------------------------------------
     5,554,000   State Street Bank & Trust Co.,                     5,554,000
                 Repurchase Agreement, dated
                 09/30/02, 1.55% maturing
                 10/01/02 for $5,554,239
                 collateral 5,370,000 principal
                 amount U.S. Treasury Note,
                 3.50%, 11/15/06, value
                 $5,668,706
Total Repurchase Agreement
(Cost $5,554,000)                                                   5,554,000
                                                                 ------------
-----------------------------------------------------------------------------
INVESTMENT SUMMARY
-----------------------------------------------------------------------------
Total Investments (Cost $645,486,746)             99.82%         $518,064,515
(Note D, p. 11)0
Cash and Other Assets, Less Liabilities            0.18               919,022
                                                -------          ------------
Net Assets (Equivalent to $13.65
per share based on 38,030,801
shares of capital stock outstanding)             100.00%         $518,983,537
                                                 ======          ============

10    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

-------------------------------------------------------------------------------
FOREIGN CURRENCIES
-------------------------------------------------------------------------------
Quantity                    Description                            Market Value
-------------------------------------------------------------------------------
      1,162,328   Argentine Peso                                  $    311,616
        759,232   Brazilian Real                                       199,798
        648,432   Czech Koruna                                          21,115
         96,925   Euro                                                  95,757
        221,392   Hong Kong Dollar                                      28,385
     84,204,480   Indian Rupee                                       1,741,561
    973,894,027   Indonesian Rupiah                                    108,283
      1,427,881   Israeli Shekel                                       292,479
        675,507   Malaysian Ringgit                                    177,765
         38,006   Mexican Peso                                           3,719
     25,382,799   New Taiwan Dollar                                    727,927
     17,838,666   Philippine Peso                                      340,270
        132,115   Polish Zloty                                          31,885
        103,937   Singapore Dollar                                      58,476
      2,336,429   South African Rand                                   221,725
      1,669,696   Thailand Baht                                         38,579
 64,534,106,124   Turkish Lira                                          38,875
                                                                  ------------
Total Foreign Currencies                                          $  4,438,215
                                                                  ------------
(A) Non-income-producing security
(B) Explanation of abbreviations:
    ADR-American Depository Receipts
    PFD-Preference Shares
    GDR-Global Depository Receipts
    NVP-Non-Voting
    Preference Shares
    GDS-Global Depository Share
(C) Illiquid security (see Note 1A, p. 33)
(D) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $69,579,369 and gross unrealized depreciation of investments was $197,001,600, resulting in net unrealized depreciation of $127,422,231 (excluding foreign currency transactions).

------------------------------------------------------------------------------
(E) Allocation of assets by industry as of September 30, 2002:

Appliances & Household Durables                                          0.80%
Automobiles                                                              4.72
Banking                                                                 18.32
Beverage & Tobacco                                                       3.25
Broadcasting & Publishing                                                0.11
Building Materials                                                       2.93
Chemicals                                                                7.38
Construction                                                             1.39
Construction & Housing                                                   2.05
Electrical & Electronics                                                 2.50
Electronic Components & Instruments                                      0.76
Energy                                                                   0.42
Energy Sources                                                           7.84
Expressways                                                              2.79
Financial Services                                                       3.78
Food & Household Products                                                3.12
Health & Personal Care                                                   0.58
Insurance                                                                1.63
Leisure & Tourism                                                        0.22
Machinery & Engineering                                                  1.01
Merchandising                                                            1.71
Metal-Nonferrous                                                         0.48
Metal-Steel                                                              2.51
Mining                                                                   0.68
Miscellaneous Materials                                                  0.35
Multi-Industry                                                           0.30
Paper & Forest Products                                                  5.43
Real Estate                                                              4.25
Retail                                                                   0.63
Telecommunications                                                       6.46
Textiles/Apparel                                                         0.10
Transportation-Shipping                                                  0.53
Utilities-Electric, Gas & Water                                          9.72
Repurchase Agreement                                                     1.07
Cash and Other Assets, Less Liabilities                                  0.18
                                                                       ------
Total                                                                  100.00%
                                                                       ------
See Notes to Financial Statements.

                                 Schedule of Investments--Stock Portfolios    11

                         Sanford C.Bernstein Fund,Inc.


ANNUAL REPORT
SEPTEMBER 30, 2002

Schedule of Investments
Taxable Bond
Portfolios



Intermediate Duration
--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------
U.S. Government Short Duration

                         Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.


In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Intermediate Duration Portfolio, Short Duration Plus Portfolio and U.S. Government Short Duration Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP



1177 Avenue of the Americas
New York,New York
November 15, 2002

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                        Intermediate Duration Portfolio
                               September 30, 2002


--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value*
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS:                                                   44.22%
--------------------------------------------------------------------------------
U.S. Government Agencies: 32.85%
102,970,000  Federal National Mortgage                          $   102,932,244
             Association Discount Note,
             1.65%, 10/09/2002
 462,700,000 Federal National Mortgage                              462,526,231
             Association Discount Note,
             1.69%, 10/09/2002
  57,170,000 Federal National Mortgage                               57,128,075
             Association Discount Note,
             1.65%, 10/17/2002
  49,720,000 Federal National Mortgage                               49,682,655
             Association Discount Note,
             1.69%, 10/17/2002
  28,305,000 Federal Home Loan Mortgage                              28,248,540
             Corp. Discount Note,
             1.67%, 11/13/2002
   6,430,000 United States Treasury Bills,                            6,410,715
             1.83%, 11/29/2002
                                                                    -----------
Total U.S. Government Agencies
(Cost $706,928,460)                                                 706,928,460
                                                                    -----------
Repurchase Agreement: 11.37%                                        244,644,000
244,644,000 State Street Bank & Trust Co.,
            Repurchase Agreement, dated 09/30/02, 1.82%,
            maturing 10/01/02 for $ 244,656,368
            collateralized by $237,300,000, FHLBs, FNMAs,
            and FHLMCs, 2.00% to 7.125%, due 09/15/03 to
            06/15/10, value $ 249,566,466 (Note A, p. 7)
                                                                    -----------
Total Repurchase Agreement
(Cost $244,644,000)                                                 244,644,000
                                                                    -----------
Total Short-Term Investments
(Cost $951,572,460)                                                 951,572,460
                                                                    -----------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION INDEX:                                             2.02%
--------------------------------------------------------------------------------
 39,306,085 3.625%, 01/15/2008                                       43,359,328
                                                                    -----------
Total U.S. Treasury Inflation Index
(Cost $41,119,830)                                                   43,359,328
                                                                    -----------
--------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                       2.36%
--------------------------------------------------------------------------------
 41,770,000 4.375%, 05/15/2007                                       45,083,614
  5,395,000 4.375%, 08/15/2012                                        5,736,396
                                                                    -----------
Total U.S. Treasury Notes (Cost $49,814,762)                         50,820,010
                                                                    -----------

*See Note 1, page 33 in Notes to Financial Statements.


--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                    10.12%
------------------------------------------------------------------------------
$131,810,000 3.25%, 05/31/2004                                    135,279,239
 74,270,000 5.375%, 02/15/2031                                     82,532,538
                                                                -------------
Total U.S. Treasury Bonds
(Cost $206,699,278)                                               217,811,777
                                                                -------------
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY:                                                  5.22%
------------------------------------------------------------------------------
 97,365,000 Federal National Mortgage                             102,198,199
            Association, 4.25%, 07/15/2007
  9,610,000 Federal Home Loan Mortgage Corp.,                      10,195,729
            5.125%, 07/15/2012                                  -------------
Total U.S. Government Agency
(Cost $110,645,934)                                               112,393,928
                                                                -------------
------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                 38.17%
------------------------------------------------------------------------------

      103,710,000 Federal National Mortgage                       107,664,462
                  Association Pool TBA, 6.00%,
                  10/25/2017 (Notes A & B, p. 7)
               28 Federal Home Loan Mortgage Corp.                         30
                  Pool #C80297, 8.50%, 05/01/2025
           10,994 Government National Mortgage                         11,965
                  Association Pool #442121,
                  8.50%, 11/15/2026
           27,794 Government National Mortgage                         29,238
                  Association Pool #780651,
                  7.00%, 10/15/2027
       17,266,860 Government National Mortgage                     18,024,876
                  Association Pool #448335,
                  6.50%, 04/15/2031
        8,676,180 Government National Mortgage                      9,057,064
                  Association Pool #564934,
                  6.50%, 10/15/2031
        8,750,267 Government National Mortgage                      9,134,404
                  Association Pool #566594,
                  6.50%, 10/15/2031
       67,085,000 Federal Home Loan Mortgage Corp.                 69,999,172
                  Pool TBA, 7.00%, 10/15/2032
                  (Notes A & B, p. 7)
      235,462,000 Federal National Mortgage                       241,791,219
                  Association Pool TBA, 6.00%,
                  10/25/2032 (Notes A & B, p. 7)
      150,130,000 Federal National Mortgage                       155,525,672
                  Association Pool TBA,
                  6.50%, 10/25/2032
                  (Notes A & B, p. 7)
      143,567,000 Federal National Mortgage                       149,892,562
                  Association Pool TBA,
                  7.00%, 10/25/2032
                  (Notes A & B, p. 7)
       32,159,400 Government National Mortgage                     33,476,006
                  Association Pool TBA,
                  6.50%, 11/15/2032
                  (Notes A & B, p. 7)


                              Schedule of Investments--Taxable Bond Portfolios 1

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$26,590,000 Federal National Mortgage                           $    26,781,129
            Association Pool TBA,
            5.50%,011/25/2032032
            (Notes A & B, p. 7)
                                                                  -------------
Total Mortgage Pass-Throughs
(Cost $817,300,009)                                                 821,387,799
                                                                  -------------
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE:                                                         0.06%
--------------------------------------------------------------------------------
1,420,000  Sequa Corp., Senior Notes,                                 1,249,600
           9.00%, 08/01/2009                                      -------------
Total Aerospace/Defense
(Cost $1,426,797)                                                     1,249,600
                                                                  -------------
--------------------------------------------------------------------------------
AUTOMOTIVE:                                                                1.12%
--------------------------------------------------------------------------------
   540,000  Dura Operating Corp. Series D,                              500,850
            9.00%, 05/01/2009,
            Callable 05/01/2004 @ 104.5
 1,815,000  Collins & Aikman Products Co.,                            1,742,400
            Senior Notes, Rule 144A,
            10.75%, 12/31/2011,
            Callable 12/31/2006 @ 105.37
   415,000  United Auto Group Inc., Senior                              421,225
            Subordinated Note, Rule 144A,
            9.625%, 03/15/2012,
            Callable 03/15/2007 @ 104.81
25,995,000  Ford Motor Company,                                      21,449,540
            7.45%, 07/16/2031
                                                                  -------------
Total Automotive (Cost $27,170,122)                                  24,114,015
                                                                  -------------
--------------------------------------------------------------------------------
BANKING:                                                                   6.35%
--------------------------------------------------------------------------------
13,645,000  Washington Mutual Finance Corp.,                         14,827,558
            6.25%, 05/15/2006
 5,395,000  Bank One Corp., Subordinated                              6,551,300
            Note, 7.875%, 08/01/2010
13,995,000  Citigroup Inc., Subordinated Note,                       16,064,021
            Global Bond, 7.25%, 10/01/2010
14,660,000  J.P.  Morgan Chase & Co.,                                16,017,208
            6.75%, 02/01/2011
 8,085,000  US Bank NA, Subordinated Note,                            9,143,043
            6.375%, 08/01/2011
 6,120,000  Bank of America Corp.,                                    6,839,149
            Senior Note, 6.25%, 04/15/2012
 5,535,000  Bank One Corp.,                                           6,708,171
            7.625%, 10/15/2026
10,125,000  Great Western Financial Trust II,                        10,759,291
            Series A, 8.206%, 02/01/2027,
            Callable 02/01/2007 @ 104.1
 3,310,000  Standard Chartered Bank                                   3,635,290
            Subordinated Note, Rule 144A,
            8.00%, 05/30/2031
 9,690,000  Barclays Bank plc,                                       11,056,891
            7.375%, 06/29/2049


--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$7,910,000  Royal Bank of Scotland Group plc,                   $     8,803,917
            7.648%, 08/31/2049,
            Callable 09/30/2031 @ 100.00
 8,675,000  Unicredito Italiano Capital                              10,619,388
            Trust II, Rule 144A,
            9.20%, 10/29/2049
 8,750,000  Abbey National plc,                                      10,670,712
            8.963%, 12/29/2049,
            Callable 06/30/2030 @ 100.00
 3,625,000  HSBC Capital Funding LP, Rule                             4,849,297
            144A, 10.176%, 12/31/2049,
            Callable 06/30/2030 @ 100.00
                                                                   ------------
Total Banking  (Cost $124,769,063)                                  136,545,236
                                                                   ------------
--------------------------------------------------------------------------------
BROADCASTING/MEDIA:                                                        0.37%
--------------------------------------------------------------------------------
    1,860,000 Fox Family Worldwide Inc.,                              1,957,650
               Senior Note, 9.25%, 11/01/2007
     1,830,000 Paxson Communications Corp.,                           1,454,850
               10.75%, 07/15/2008,
               Callable 07/15/2005 @ 105.38
       395,000 American Media Operations Inc.,                          410,800
               Senior Subordinated Note,
               Rule 144A, 10.25%, 05/01/2009,
               Callable 05/01/2004 @ 105.12
       800,000 Sinclair Broadcast Group Inc.,                           830,000
               Senior Subordinated Note, Rule
               144A, Class A, 8.75%, 12/15/2011,
               Callable 12/15/2006 @ 104.38
       175,000 Sinclair Broadcast Group Inc.,                           176,750
               Senior Subordinated Note, Rule 144A,
               Class A, 8.00%, 03/15/2012,
               Callable 03/15/2007 @ 104
     1,330,000 Time Warner Entertainment Co.,                         1,250,790
               Senior Debenture,
               8.375%, 03/15/2023
     1,950,000 Time Warner Entertainment Co.,                         1,814,288
               Senior Note, 8.375%, 07/15/2033
                                                                   ------------
    Total Broadcasting/Media (Cost $8,827,282)                        7,895,128
                                                                   ------------
--------------------------------------------------------------------------------
BUILDING/REAL ESTATE:                                                      0.25%
--------------------------------------------------------------------------------
       545,000 Werner Holdings Co. Inc.                                 542,275
               Series A, 10.00%, 11/15/2007,
               Callable 11/15/2002 @ 105
     2,385,000 LNR Property Corp.,                                    2,444,625
               Senior Subordinated Note,
               10.50%, 01/15/2009,
               Callable 01/15/2004 @ 105.38
       885,000 D.R. Horton Inc.,                                        871,725
               8.00%, 02/01/2009
        95,000 Ryland Group Inc., Senior Note,                          102,125
               9.75%, 09/01/2010,
               Callable 09/01/2005 @ 104.88

2 Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$     745,000  Meritage Corp.,                                 $        750,587
               9.75%, 06/01/2011,
               Callable 06/01/2006 @ 104.88
      380,000  Beazer Homes USA Inc.,                                   381,900
               8.375%, 04/15/2012,
               Callable 04/15/2007 @ 104.19
      300,000  Associated Materials Inc.,                               309,000
               Senior Subordinated Note,
               Rule 144A, 9.75%, 04/15/2012,
               Callable 04/15/2007 @ 104.88
                                                                   ------------
Total Building/Real Estate (Cost $5,440,586)                          5,402,237
                                                                   ------------
--------------------------------------------------------------------------------
CABLE:                                                                     0.69%
--------------------------------------------------------------------------------
    5,665,000  Comcast Cable Communications Inc.                      5,333,037
               6.20%, 11/15/2008
    3,510,000  Echostar DBS Corp., Senior Note,                       3,387,150
               9.375%, 02/01/2009,
               Callable 02//01/2004 @ 104.69
    1,755,000  Charter Communications                                 1,114,425
               Holdings LLC, Senior Note,
               10.75%, 10/01/2009
    3,130,000  Charter Communications                                 1,924,950
               Holdings, Senior Note,
               10.00%, 05/15/2011,
               Callable 05/15/2006 @ 105
       60,000  Panamsat Corp., Rule 144A,                                48,300
               8.50%, 02/01/2012,
               Callable 02/01/2007 @ 104.25
    2,860,000  Cox Communications Inc.,                               2,857,749
               7.125%, 10/01/2012
      275,000  Mediacom Broadband LLC,                                  254,375
               11.00%, 07/15/2013,
               Callable 07/15/2006 @ 105.50
                                                                   ------------
Total Cable (Cost $16,646,702)                                       14,919,986
                                                                   ------------
--------------------------------------------------------------------------------
CHEMICALS:                                                                 0.13%
--------------------------------------------------------------------------------
    1,085,000 Lyondell Chemical Co.,                                  1,006,338
              9.875%, 05/01/2007,
              Callable 05/01/2004 @ 104.94
      280,000 Georgia Gulf Corp.,                                       301,000
              10.375%, 11/01/2007,
              Callable 11/01/2003 @ 105.19
    1,140,000 Avecia Group plc,                                       1,100,100
              11.00%, 07/01/2009,
              Callable 07/01/2004 @ 105.5
      315,000 Resolution Performance Products,                          349,650
              Senior Subordinated Note,
                       13.50%, 11/15/2010,
              Callable 11/15/2005 @ 106.75
                                                                   ------------
Total Chemicals (Cost $2,841,323)                                     2,757,088
                                                                   ------------

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
COMMUNICATIONS:                                                           1.41%
-------------------------------------------------------------------------------
$10,845,000   Sprint Capital Corp.,                                  7,335,525
              7.625%, 01/30/2011
 11,915,000   AT&T Corp., Senior Note,                              11,520,470
              Rule 144A, 7.30%, 11/15/2011
  1,930,000   Verizon Global Funding Corp.,                          2,036,382
              7.375%, 09/01/2012
 11,400,000   AT&T Corp.,                                            9,494,137
              6.50%, 03/15/2029
                                                                  ------------
Total Communications (Cost $32,828,055)                             30,386,514
                                                                  ------------
-------------------------------------------------------------------------------
COMMUNICATIONS-MOBILE:                                                    1.89%
-------------------------------------------------------------------------------
 30,480,000   Verizon Wireless Inc.,                                29,226,693
              Rule 144A, 2.22%, 12/17/2003
  2,195,000   Nextel Communications Inc.,                            1,679,175
              Senior Serial Note, 9.375%,
              11/15/2009, Callable
              11/15/2004 @ 104.69
    680,000   Rural Cellular Corp., Senior                             363,800
              Subordinated Note, Rule 144A,
              Class A, 9.75%, 01/15/2010,
              Callable 01/15/2006 @ 104.88
    825,000   Triton PCS Inc.,                                         548,625
              8.75%, 11/15/2011,
              Callable 11/15/2006 @ 104.38
 12,250,000   AT&T Wireless Services Inc.,                           8,841,499
              Senior Note, 8.75%, 03/01/2031
                                                                  ------------
Total Communications-Mobile
(Cost $45,775,985)                                                  40,659,792
                                                                  ------------
-------------------------------------------------------------------------------
CONSUMER MANUFACTURING:                                                   0.08%
-------------------------------------------------------------------------------
    780,000   Sealy Mattress Co., Senior                               674,700
              Subordinated Note Series B,
              9.875%, 12/15/2007,
              Callable 12/15/2002 @ 104.94
    845,000   Jostens Inc., Senior                                     959,075
              Subordinated Note Class A,
              12.75%, 05/01/2010,
              Callable 05/01/2005 @ 106.38
                                                                  ------------
Total Consumer Manufacturing
(Cost $1,713,482)                                                    1,633,775
                                                                  ------------
-------------------------------------------------------------------------------
ENERGY:                                                                   1.43%
-------------------------------------------------------------------------------
  4,965,000   Conoco Funding Co.,                                    5,344,569
              5.45%, 10/15/2006
    510,000   Pride Petroleum Services Inc.,                           535,500
              Senior Note, 9.375%, 05/01/2007,
              Callable 05/01/2002 @ 104.69
    690,000   Grey Wolf Inc., Senior Note,                             707,250
              8.875%, 07/01/2007,
              Callable 07/01/2002 @ 104.44


                              Schedule of Investments--Taxable Bond Portfolios 3

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$   245,000   Western Gas Resources Inc.,                       $        258,475
              10.00%, 06/15/2009,
              Callable 06/15/2004 @ 105
    315,000   Chesapeake Energy Corp.,                                   325,238
              Senior Note, Rule 144A,
              9.00%, 08/15/2012,
              Callable 08/15/2007 @ 104.50
  9,735,000   Conoco Inc., Senior Note,                               11,032,637
              6.95%, 04/15/2029
  3,155,000   Kerr-McGee Corp.,                                        3,854,246
              7.875%, 09/15/2031
  5,120,000   Devon Financing Corp. ULC,                               6,113,843
              Rule 144A, 7.875%, 09/30/2031
  2,145,000   Devon Energy Corp.,                                      2,585,203
              7.95%, 04/15/2032
                                                                    ------------
Total Energy (Cost $27,394,666)                                       30,756,961
                                                                    ------------
--------------------------------------------------------------------------------
ENTERTAINMENT/LEISURE:                                                     0.82%
--------------------------------------------------------------------------------
  1,390,000   Premier Parks, Senior Note,                              1,223,200
              9.75%, 06/15/2007
 17,575,000   Time Warner Inc. Debenture,                             16,343,801
              9.15%, 02/01/2023
                                                                    ------------
Total Entertainment/Leisure (Cost $21,844,101)                        17,567,001
                                                                    ------------
--------------------------------------------------------------------------------
FINANCIAL:                                                                 4.15%
--------------------------------------------------------------------------------
 12,795,000   Ford Motor Credit Co.,                                  12,358,946
              6.50%, 01/25/2007
  5,910,000   John Deere Capital Corp.,                                6,097,536
              4.50%, 08/22/2007
  1,310,000   iStar Financial Inc., Senior Note,                       1,361,805
              8.75%, 08/15/2008
  4,840,000   Household Finance Corp.,                                 4,731,173
              6.50%, 11/15/2008
 10,480,000   General Motors Acceptance Corp.,                        10,232,599
              6.875%, 09/15/2011
  5,895,000   Lehman Brothers Holdings Inc.,                           6,470,759
              6.625%, 01/18/2012
  2,400,000   National Rural Utilities                                 2,670,674
              Cooperative Finance Corp.,
              Medium-Term Note,
              7.25%, 03/01/2012
 19,250,000   General Electric Capital Corp.,                         20,776,775
              Medium-Term Note,
              6.00%, 06/15/2012
  6,185,000   Goldman Sachs Group Inc.,                                6,401,834
              5.70%, 09/01/2012
  2,855,000   Boeing Capital Corp.,                                    2,918,273
              5.80%, 01/15/2013
 10,480,000   General Motors Acceptance Corp.,                        10,185,963
              8.00%, 11/01/2031
  4,305,000   Morgan Stanley Dean Witter & Co.,                        4,639,920
              7.25%, 04/01/2032

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$   510,000   Markel Capital Trust I Series B,                 $        409,124
              8.71%, 01/01/2046,
              Callable 01/01/2007 @ 104.36
                                                                   ------------
Total Financial (Cost $86,801,962)                                   89,255,381
                                                                   ------------
--------------------------------------------------------------------------------
FOOD/BEVERAGE:                                                             0.98%
--------------------------------------------------------------------------------
    400,000   Swift & Co., Senior Note,                                 371,000
              Rule 144A, 10.125%, 10/01/2009,
              Callable 10/01/2006 @ 105.06
    540,000   Del Monte Corp. Series B,                                 542,700
              9.25%, 05/15/2011,
              Callable 05/15/2006 @ 104.62
  5,290,000   Tyson Foods Inc., Rule 144A,                            6,325,967
              8.25%, 10/01/2011
    305,000   DIMON Inc. Series B,                                      320,631
              9.625%, 10/15/2011,
              Callable 10/15/2006 @ 104.81
 12,500,000   Kraft Foods Inc. Class A,                              13,533,200
              5.625%, 11/01/2011
                                                                   ------------
Total Food/Beverage (Cost $19,184,213)                               21,093,498
                                                                   ------------
--------------------------------------------------------------------------------
GAMING:                                                                    0.37%
--------------------------------------------------------------------------------
 1,105,000    Harrah's Operating Co. Inc.,                            1,171,300
              7.875%, 12/15/2005
   200,000    Park Place Entertainment Corp.,                           212,500
              Senior Subordinated Note,
              9.375%, 02/15/2007
   795,000    MGM Grand Inc.,                                           868,537
              9.75%, 06/01/2007
   735,000    Mandalay Resort Group,                                    795,638
              Senior Subordinated Note Series B,
              10.25%, 08/01/2007
   575,000    Park Place Entertainment Corp.,                           605,188
              Senior Subordinated Note,
              8.875%, 09/15/2008
   385,000    Ameristar Casinos Inc.,                                   424,463
              10.75%, 02/15/2009
   300,000    Horseshoe Gaming Holding Corp.,                           315,000
              8.625%, 05/15/2009,
              Callable 05/15/2004 @ 104.31
   750,000    Boyd Gaming Corp.,                                        803,437
              9.25%, 08/01/2009,
              Callable 08/01/2005 @ 104.63
 1,690,000    Sun International Hotels Ltd.,                          1,702,675
              8.875%, 08/15/2011,
              Callable 08/15/2006 @ 104.44
 1,005,000    Argosy Gaming Co.,                                      1,047,712
              Senior Subordinated Note,
              9.00%, 09/01/2011,
              Callable 09/01/2006 @ 104.5
                                                                   ------------
Total Gaming (Cost $7,800,571)                                        7,946,450
                                                                   ------------

4 Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
HEALTHCARE:                                                                0.27%
--------------------------------------------------------------------------------
$4,000,000    Bristol-Myers Squibb Co.,                        $      4,211,564
              4.75%, 10/01/2006
   630,000    Triad Hospitals Inc., Senior                              669,375
              Note Series B, 8.75%, 05/01/2009,
              Callable 05/01/2005 @ 104.38
   640,000    PacifiCare Health Systems Inc.,                           635,200
              10.75%, 06/01/2009,
              Callable 06/01/2006 @ 105.38
   175,000    Extendicare Health Services Inc.,                         177,625
              Senior Note, Rule 144A,
              9.50%, 07/01/2010,
              Callable 07//01/2006 @ 104.75
   170,000    Advanced Medical Optics Inc.,                             167,450
              Senior Subordinated Note,
              Rule 144A, 9.25%, 07/15/2010,
              Callable 7/15/2006 @104.63
                                                                   ------------
Total Healthcare (Cost $5,613,561)                                    5,861,214
                                                                   ------------
--------------------------------------------------------------------------------
HOTEL/LODGING:                                                             0.43%
--------------------------------------------------------------------------------
 2,910,000    Host Marriott LP, Senior Note, Series I,                2,917,275
              Rule 144A, 9.50%, 01/15/2007
   410,000    Host Marriott LP Series G,                                407,950
              9.25%, 10/01/2007
 1,360,000    Intrawest Corp., Senior Note,                           1,366,800
              9.75%, 08/15/2008,
              Callable 08/15/2003 @ 104.88
   390,000    Corrections Corp. of America,                             405,113
              Senior Note, Rule 144A,
              9.875%, 05/01/2009
   340,000    Vail Resorts Inc., Senior                                 348,500
              Subordinated Note, Rule 144A,
              8.75%, 05/15/2009,
              Callable 05/15/2004 @ 104.38
   490,000    MeriStar Hospitality Corp.,                               477,750
              Senior Note, Rule 144A,
              10.50%, 06/15/2009,
              Callable 12/15/2005 @ 105.25
   275,000    MeriStar Hospitality Corp.,                               246,125
              Rule 144A, 9.125%, 01/15/2011
 1,195,000    Felcor Lodging LP,                                      1,126,287
              8.50%, 06/01/2011
 1,180,000    Extended Stay America Inc.,                             1,144,600
              Senior Subordinated Note,
              9.875%, 06/15/2011,
              Callable 06/15/2006 @ 104.94
   830,000    Starwood Hotels & Resorts,                                811,325
              Worldwide Inc., Rule 144A,
              7.875%, 05/01/2012
                                                                   ------------
Total Hotel/Lodging (Cost $9,371,709)                                 9,251,725
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIAL:                                                                0.15%
--------------------------------------------------------------------------------
   480,000    Service Corp. International,                              410,400
              6.00%, 12/15/2005

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$1,660,000    Service Corp. International,                     $      1,419,300
              7.20%, 06/01/2006
   840,000    Service Corp. International,                              697,200
              6.875%, 10/01/2007
   480,000    Service Corp. International,                              408,000
              7.70%, 04/15/2009
   335,000    Manitowoc Co., Inc., Senior                               351,750
              Subordinated Note, Rule 144A,
              10.50%, 08/01/2012,
              Callable 08/01/2007 @ 105.25
                                                                   ------------
Total Industrial (Cost $3,493,472)                                    3,286,650
                                                                   ------------
--------------------------------------------------------------------------------
INSURANCE:                                                                 0.29%
--------------------------------------------------------------------------------
 5,520,000    Anthem Inc.,                                            6,075,511
              6.80%, 08/01/2012
   160,000    Fairfax Financial Holdings Ltd.,                           87,419
              Senior Note, 7.375%, 04/15/2018
   170,000    Fairfax Financial Holdings Ltd.,                           88,162
              Senior Note, 7.75%, 07/15/2037
                                                                   ------------
Total Insurance (Cost $5,715,226)                                     6,251,092
                                                                   ------------
--------------------------------------------------------------------------------
METALS/MINING:                                                             0.11%
--------------------------------------------------------------------------------
 1,950,000    United States Steel LLC,                                1,930,500
              Senior Note, 10.75%, 08/01/2008
   375,000    Jorgensen Earle M.  Co.,                                  367,500
              9.75%, 06/01/2012,
              Callable 06/01/2007 @ 104.88
                                                                   ------------
Total Metals/Mining (Cost $2,304,373)                                 2,298,000
                                                                   ------------
--------------------------------------------------------------------------------
NON-AIR TRANSPORTATION:                                                    0.29%
--------------------------------------------------------------------------------
 5,100,000    CSX Corp., Debentures,                                  6,229,288
              7.95%, 05/01/2027
                                                                   ------------
Total Non-Air Transportation (Cost $6,133,580)                        6,229,288
                                                                   ------------
--------------------------------------------------------------------------------
PAPER/PACKAGING:                                                           0.69%
--------------------------------------------------------------------------------
 2,305,000    Owens-Brockway Glass Container                          2,328,050
              Inc., 8.875%, 02/15/2009,
              Callable 02/15/2006 @ 104.44
   635,000    Silgan Holdings Inc.,                                     658,812
              Senior Subordinated Debenture,
              Rule 144A, 9.00%, 06/01/2009,
              Callable 10/14/2002 @ 104.50
   320,000    Tembec Industries Inc.,                                  320,800
              Senior Note, 8.625%, 06/30/2009
   120,000    Caraustar Industries Inc.,                               122,400
              Callable 04/01/2006 @ 105.25
   290,000    Plastipak Holdings Inc.,                                 308,850
              10.75%, 09/01/2011,
              Callable 09/01/2006 @ 105.37


                              Schedule of Investments--Taxable Bond Portfolios 5

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$  525,000    Plastipak Holdings Inc.,                         $        556,500
              Senior Note, Rule 144A,
              10.75%, 09/01/2011,
              Callable 09/01/2006 @ 105.37
    75,000    Graphic Packaging Corp.,                                   75,750
              8.625%, 02/15/2012,
              Callable 02/15/2007 @ 104.31
 5,265,000    Weyerhaeuser Co., Rule 144A,                            5,726,930
              6.75%, 03/15/2012
   415,000    Berry Plastics Corp., Senior                              429,525
              Subordinated Note, Rule 144A,
              10.75%, 07/15/2012,
              Callable 7/15/2007@ 105.38
   365,000    Greif Bros. Corp., Senior                                 365,000
              Subordinated Note, Rule 144A,
              8.875%, 08/01/2012,
              Callable 08/01/2007 @ 104.44
 1,060,000    Jefferson Smurfit Corp.,                                1,049,400
              Senior Note, Rule 144A,
              8.25%, 10/01/2012,
              Callable 10/01/2007 @ 104.12
   635,000    MDP Acquisitions plc,                                     631,825
              Senior Note, Rule 144A,
              9.625%, 10/01/2012,
              Callable 10/01/2007 @ 104.81
 2,130,000    Weyerhaeuser Co., Rule 144A,                            2,300,628
              7.375%, 03/15/2032
                                                                   ------------
Total Paper/Packaging (Cost $14,270,504)                             14,874,470
                                                                   ------------
--------------------------------------------------------------------------------
PETROLEUM PRODUCTS:                                                        0.42%
--------------------------------------------------------------------------------
 7,480,000    Amerada Hess Corp.,                                     9,038,608
              7.875%, 10/01/2029
                                                                   ------------
Total Petroleum Products (Cost $7,638,798)                            9,038,608
                                                                   ------------
--------------------------------------------------------------------------------
PUBLIC UTILITIES-ELECTRIC & GAS:                                           1.22%
--------------------------------------------------------------------------------
 9,690,000    KeySpan Corp.,                                         10,548,311
              6.15%, 06/01/2006
 4,185,000    TECO Energy Inc.,                                       3,881,671
              6.125%, 05/01/2007
   465,000    AES Corp., Senior Note,                                   244,125
              Rule 144A, 9.375%, 09/15/2010
 1,835,000    Nisource Finance Corp.,                                 1,889,351
              7.875%, 11/15/2010
 2,405,000    FirstEnergy Corp. Series B,                             2,266,260
              6.45%, 11/15/2011
 3,150,000    Carolina Power & Light Co.,                             3,452,391
              6.50%, 07/15/2012
 2,425,000    Cincinnati Gas & Electric Co.,                          2,472,578
              5.70%, 09/15/2012
 1,595,000    Public Service Co. of Colorado,                         1,598,988
              7.875%, 10/01/2012
                                                                   ------------
Total Public Utilities-Electric & Gas
(Cost $25,751,843)                                                   26,353,675
                                                                   ------------

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$  655,000    Advance Stores Co., Inc.,                        $        695,937
              Senior Subordinated Note,
              Rule 144A, 10.25%,
              04/15/2008,
              Callable 04/15/2003 @ 105.12
 6,035,000    Target Corp.,                                           6,707,275
              5.875%, 03/01/2012
                                                                   ------------
Total Retail  (Cost $6,689,343)                                       7,403,212
                                                                   ------------
--------------------------------------------------------------------------------
SERVICE:                                                                   0.40%
--------------------------------------------------------------------------------
   900,000    Stewart Enterprises Inc.                                  990,000
              Class A, 10.75%, 07/01/2008,
              Callable 07/01/2005 @ 105.38
 3,335,000    Allied Waste North America Inc.,                        3,184,925
              Senior Note, Rule 144A,
              8.50%, 12/01/2008
 1,050,000    Allied Waste North America Inc.,                          971,250
              Series B, 10.00%, 08/01/2009,
              Callable 08/01/2004 @ 105
   280,000    Coinmach Corp., Senior Note,                              290,500
              Rule 144A, 9.00%, 02/01/2010,
              Callable 02/01/2006 @ 104.5
 3,080,000    Iron Mountain Inc.,                                     3,095,400
              8.625%, 04/01/2013,
              Callable 04/01/2006 @ 104.31
                                                                   ------------
Total Service (Cost $8,810,660)                                       8,532,075
                                                                   ------------
--------------------------------------------------------------------------------
SUPERMARKET/DRUG:                                                          0.04%
--------------------------------------------------------------------------------
 1,040,000   Fleming Companies Inc., Senior                             556,400
             Subordinated Note, Rule 144A,
             9.875%, 05/01/2012,
             Callable 05/01/2007 @ 104.94
   370,000   Roundy's Inc.,                                             362,600
             Senior Subordinated Note,
             Rule 144A, 8.875%,
             06/15/2012,
             Callable 06/15/2007 @ 104.44
                                                                   ------------
Total Supermarket/Drug (Cost $1,400,973)                                919,000
                                                                   ------------
--------------------------------------------------------------------------------
TECHNOLOGY:                                                                0.25%
--------------------------------------------------------------------------------
 5,120,000   Science Applications International                       5,451,837
             Corp., Rule 144A,
             6.25%, 07/01/2012
                                                                   ------------
Total Technology (Cost $5,099,305)                                    5,451,837
                                                                   ------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   2.33%
--------------------------------------------------------------------------------
23,155,000   American Express Master Trust                           23,168,817
             Series 2002-1 Class A,
             1.893%, 12/15/2005
   360,000   Citibank Credit Card Issuance                              393,146
             Trust Series 2001-A6 Class A6,
             5.65%, 06/16/2008


6 Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$  660,000   MBNA Credit Card Master Note                      $        719,400
             Trust Series 2001-A1 Class A1,
             5.75%, 10/15/2008
23,315,000   Citibank Credit Card Master                             25,952,626
             Trust I Series 1999-2 Class A,
             5.875%, 03/10/2011
                                                                   ------------
Total Asset-Backed Securities (Cost $47,521,047)                     50,233,989
                                                                   ------------
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     5.32%
--------------------------------------------------------------------------------
18,133,084   Commercial Mortgage Asset                               20,671,716
             Trust Series 1999-C1 Class A3,
             6.64%, 09/17/2010
17,240,000   Nomura Asset Securities Corp.                           19,508,784
             Series 1998-D6 Class A1B,
             6.59%, 03/15/2030
18,640,000   Morgan Stanley Dean Witter                              21,074,594
             Capital I Series 2002-HQ Class
             A3, 6.51%, 04/15/2034
 9,650,000   Bear Stearns Commercial                                  9,796,294
             Mortgage Securities Inc.
             Series 2002-PBW1 Class A2,
             4.72%, 11/11/2035
 9,165,000   GE Capital Commercial Mortgage                          10,127,325
             Corp. Series 2002-1A Class A2,
             5.994%, 12/10/2035
10,150,000   Bear Stearns Commercial                                 10,210,900
             Mortgage Securities Inc.,
             Series 2002-TOP8 Class A2,
             4.83%, 08/15/2038
21,035,000   Morgan Stanley Dean Witter                              23,093,275
             Capital I Series 2002-TOP7
             Class A2, 5.98%, 01/15/2039
                                                                   ------------
Total Commercial Mortgage-Backed Securities
(Cost $105,558,926)                                                 114,482,888
                                                                   ------------
--------------------------------------------------------------------------------
SOVEREIGN DEBT:                                                            1.13%
--------------------------------------------------------------------------------
12,660,000   United Mexican States,                                  12,818,250
             7.50%, 01/14/2012
 8,855,000   Quebec (Province of)                                    11,503,433
             Debentures, 7.50%, 09/15/2029
                                                                   ------------
Total Sovereign Debt (Cost $22,616,840)                              24,321,683
                                                                   ------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,885,607,343)              135.89%     $2,924,317,370
(Note C, below)
Cash and Other Assets, Less Liabilities              (35.89)       (772,329,661)
                                                     -------     --------------
Net Assets (Equivalent to $13.08
per share based on 164,510,151
shares of capital stock outstanding)                 100.00%     $2,151,987,709
                                                     =======     ==============


(A) Explanation of abbreviations:
    FHLB-Federal Home Loan Bank
    FHLMC-Federal Home Loan Mortgage Corporation
    FNMA-Federal National Mortgage Association
    TBA-To Be Announced
(B) When-issued security.
(C) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments $60,125,225 and was gross unrealized depreciation of investments was $21,415,198, resulting in net unrealized appreciation of $38,710,027.

See Notes to Financial Statements.


                              Schedule of Investments--Taxable Bond Portfolios 7

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                          Short Duration Plus Portfolio
                               September 30, 2002

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    1.53%
--------------------------------------------------------------------------------
U.S. Government Agency: 0.01%
$    30,000   Federal National Mortgage                         $        29,998
              Association Discount Note,
              1.73%, 10/02/2002
                                                                   ------------
Total U.S. Government Agency (Cost $29,998)                              29,998
                                                                   ------------
Repurchase Agreement: 1.52%
  6,047,000   State Street Bank & Trust Co.,                          6,047,000
              Repurchase Agreement, dated
              09/30/02, 1.93%, maturing
              10/01/02 for $6,047,324, collateralized
              by $6,105,000 FNMA,
              2.625%, due 11/21/03,
              value $6,170,702 (Note A, p. 10)
                                                                   ------------
Total Repurchase Agreement (Cost $6,047,000)                          6,047,000
                                                                   ------------
Total Short-Term Investments (Cost $6,076,998)                        6,076,998
                                                                   ------------
--------------------------------------------------------------------------------
U.S.TREASURY NOTES:                                                       23.93%
--------------------------------------------------------------------------------
 23,915,000   7.25%, 05/15/2004                                      26,077,634
 33,660,000   5.75%, 11/15/2005                                      37,386,162
 25,100,000   4.625%, 05/15/2006 (Note B, p. 10)                     27,166,734
  4,124,575   3.625%, 01/15/2008                                      4,549,901
                                                                   ------------
Total U.S. Treasury Notes (Cost $92,606,955)                         95,180,431
                                                                   ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES:                                                 22.54%
--------------------------------------------------------------------------------
 15,170,000   Federal Home Loan Bank,                                15,956,564
              6.375%, 11/14/2003
 18,000,000   Federal National Mortgage                              18,315,180
              Association, 3.00%, 06/15/2004
  8,050,000   Federal Home Loan Mortgage Corp.,                       8,154,650
              4.50%, 04/15/2005
 45,025,000   Federal Home Loan Mortgage Corp.,                     47,236,628
              4.25%, 06/15/2005
                                                                   ------------
Total U.S. Government Agencies
(Cost $87,478,278)                                                   89,663,022
                                                                   ------------
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      17.74%
--------------------------------------------------------------------------------
  3,000,000   Spiegel Credit Card Master                              2,985,000
              Note Trust Series 2001-A Class A,
              2.083%, 03/15/2010
  1,118,197   Federal National Mortgage                               1,135,316
              Association Remic Trust
              Series 1992-76 Class GA,
              8.00%, 02/25/2007

 *See Note 1, page 33 in Notes to Financial Statements.
--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$   760,145   Federal National Mortgage                         $        776,298
              Association Remic Trust
              Series 1992-152 Class L,
              7.50%, 05/25/2007
  1,781,580   Federal Home Loan Mortgage                               1,855,640
              Series 1377 Class H,
              6.00%, 09/15/2007
  1,608,626   Federal Home Loan Mortgage Corp.,                        1,688,543
              Series 1458 Class J,
              7.00%, 08/15/2007
  1,346,929   Federal Home Loan Mortgage                               1,379,336
              Corp., Series 1467 Class F,
              7.00%, 10/15/2007
  3,160,872   Federal National Mortgage                                3,230,506
              Association Remic Series
              1993-129 Class KB,
              6.50%, 04/25/2008
  1,979,796   Federal National Mortgage                                1,984,132
              Association Remic Trust
              Series 1993-93 Class A,
              6.50%, 04/25/2008
  5,404,000   Federal Home Loan Mortgage                               5,642,100
              Corp., Series 1624 Class KC,
              6.00%, 06/15/2008
  4,000,000   Federal National Mortgage                                4,164,360
              Association Remic Trust
              Series 1996-54 Class C,
              6.00%, 09/25/2008
    926,535   Federal Home Loan Mortgage                                 957,453
              Corp., Remic Trust Series 2006
              Class K, 6.50%, 05/15/2012
  3,750,000   Federal National Mortgage                                3,937,500
              Association Series 2002-18
              Class PB, 5.50%, 09/25/2013
  1,295,629   Federal National Mortgage                                1,316,683
              Association Remic Trust Series
              G93-26 Class PJ, 6.50%, 02/25/2021
  1,580,783   Federal Home Loan Mortgage                               1,635,131
              Corp., Series 1686 Class PH,
              5.00%, 05/15/2021
  3,393,890   Impac Secured Assets Corp.,                              3,454,301
              Series 2001-4 Class A3,
              6.38%, 04/25/2024
  3,306,495   Residential Asset                                        3,342,139
              Securitization Trust Series
              2001-A1 Class 1A2,
              5.82%, 08/25/2025
  1,289,437   Federal Home Loan Mortgage                               1,289,231
              Corp., Series 2241 Class PF,
              7.50%, 08/15/2026
  3,338,801   Federal National Mortgage                                3,591,314
              Association Remic Trust
              Series 2000-49 Class A,
              8.00%, 03/18/2027


 8 Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$ 3,720,297   Federal National Mortgage                        $     4,017,921
              Association Series 2002-W3
              Class A5, 7.50%, 01/25/2028
  3,737,181   Federal National Mortgage                              3,921,723
              Association Remic Series
              2002-52 Class PA,
              6.00%, 04/25/2031
  3,768,395   Impac Cmb Trust Series 2002-2                          3,758,974
              A2, 2.214%, 11/25/2031
  2,257,169   Credit Suisse First Boston                             2,337,231
              Mortgage Securities Corp.,
              Series 2001-26 Class 3A1,
              7.50%, 11/25/2031
  3,010,829   Federal National Mortgage                              3,251,695
              Association Series 2002-T1
              Class A3, 7.50%, 11/25/2031
  4,731,484   Countrywide Alternative Loan                           4,886,299
              Trust Series 2002-4 Class 2A1,
              7.00%, 05/25/2032
  3,711,092   Federal National Mortgage                              4,007,979
              Association Remic Trust
              Series 2002-T4 Class A3,
              7.50%, 12/25/2041
                                                                  ------------
Total Collateralized Mortgage Obligations
(Cost $69,752,231)                                                  70,546,805
                                                                  ------------
-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                   5.92%
-------------------------------------------------------------------------------
  5,350,000   Federal National Mortgage                              5,645,908
              Association Pool TBA,
               7.50%, 10/25/2032
              (Notes A & C, p. 10)
  1,644,461   Federal Home Loan Mortgage Corp.,                      1,762,352
              Pool #G90018, 9.00%, 03/17/2008
  2,765,325   Federal National Mortgage                              2,931,438
              Association Pool #190708,
              7.00%, 03/01/2009
  2,410,589   Federal National Mortgage                              2,563,372
              Association Pool #535201,
              7.50%, 03/01/2015
  2,000,001   Federal National Mortgage                              2,116,061
              Association Pool #535740,
              7.00%, 12/01/2015
  3,113,926   Federal National Mortgage                              3,334,827
              Association Pool #545802,
              8.00%, 08/01/2016
  3,265,745   Federal National Mortgage                              3,447,680
              Association Pool #639651,
              7.50%, 02/01/2032
  1,700,000   Federal Home Loan Mortgage Corp.,                      1,755,250
              Pool #789779, 5.406%, 09/01/2032
                                                                  ------------
Total Mortgage Pass-Throughs
(Cost $23,312,027)                                                  23,556,888
                                                                  ------------


--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE:                                                         2.97%
--------------------------------------------------------------------------------
$ 5,550,000   General Dynamics Corp.,                                $5,558,070
              2.026%, 09/01/2004
  6,125,000   Lockheed Martin Corp.,                                  6,243,237
              6.50%, 04/15/2003
                                                                   ------------
Total Aerospace/Defense (Cost $11,767,950)                           11,801,307
                                                                   ------------
--------------------------------------------------------------------------------
BANKING:                                                                   3.08%
--------------------------------------------------------------------------------
  6,000,000   Countrywide Home Corp.,                                 6,212,154
              5.25%, 06/15/2004
  5,150,000   Capital One Bank,                                       4,877,560
              6.50%, 07/30/2004
  1,055,000   Wachovia Corp.,                                         1,168,657
              6.80%, 06/01/2005
                                                                   ------------
Total Banking  (Cost $12,414,015)                                    12,258,371
                                                                   ------------
--------------------------------------------------------------------------------
BROADCASTING/MEDIA:                                                        1.20%
--------------------------------------------------------------------------------
  5,000,000   AOL Time Warner, Inc.,                                  4,765,850
              5.625%, 05/01/2005
                                                                   ------------
Total Broadcasting/Media (Cost $4,986,375)                            4,765,850
                                                                   ------------
--------------------------------------------------------------------------------
BUILDING/REAL ESTATE:                                                      0.90%
--------------------------------------------------------------------------------
  3,600,000   HRPT Properties Trust,                                  3,600,688
              6.75%, 12/18/2002
                                                                   ------------
Total Building/Real Estate (Cost $3,589,418)                          3,600,688
                                                                   ------------
--------------------------------------------------------------------------------
CABLE:                                                                     1.24%
--------------------------------------------------------------------------------
  5,000,000   Continental Cablevision Inc.                            4,926,235
              Senior Note, 8.625%, 08/15/2003
                                                                   ------------
Total Cable (Cost $5,146,721)                                         4,926,235
                                                                   ------------
--------------------------------------------------------------------------------
COMMUNICATIONS:                                                            1.41%
--------------------------------------------------------------------------------
  5,835,000   Verizon Wireless Inc.,                                  5,595,071
              Rule 144A, 2.22%, 12/17/2003
                                                                   ------------
Total Communications (Cost $5,835,000)                                5,595,071
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIAL:                                                               9.94%
--------------------------------------------------------------------------------

  3,500,000   Meridian Funding Co. LLC                               3,497,270
              Rule 144A, 2.12%, 12/20/2005
  2,060,000   Bombadier Capital Inc.                                 2,036,086
              Medium-Term Note, Yankee Bond,
              Rule 144A, 7.30%, 06/15/2005
  5,000,000   Household Finance Corp.,                               4,786,760
              2.12%, 06/17/2005
  6,500,000   Ford Motor Credit Co.,                                 6,543,498
              7.25%, 01/15/2003
  4,550,000   General Motors Acceptance Corp.,                       4,640,076
              5.75%, 11/10/2003
  3,950,000   Lehman Brothers Holdings, Inc.,                        4,172,270
              6.625%, 04/01/2004


                              Schedule of Investments--Taxable Bond Portfolios 9

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$ 2,935,000   CIT Group, Inc.                                  $      3,006,702
              5.625%, 05/17/2004
  5,000,000   International Lease Finance Corp.,                      5,158,665
              Medium-Term Note,
              5.50%, 06/07/2004
  5,650,000   Ford Motor Credit Co.                                   5,688,714
              7.50%, 03/15/2005
                                                                   ------------
Total Financial (Cost $39,407,318)                                   39,530,041
                                                                   ------------
--------------------------------------------------------------------------------
INSURANCE:                                                                 1.34%
--------------------------------------------------------------------------------
  5,000,000   The MONY Group Inc.,                                    5,321,925
              7.45%, 12/15/2005
                                                                   ------------
Total Insurance (Cost $5,087,743)                                     5,321,925
                                                                   ------------
--------------------------------------------------------------------------------
NON-AIR TRANSPORTATION:                                                    2.07%
--------------------------------------------------------------------------------
  7,860,000   FedEx Corp., Rule 144A,                                 8,237,421
              6.625%, 02/12/2004
                                                                   ------------
Total Non-Air Transportation (Cost $7,855,678)                        8,237,421
                                                                   ------------
--------------------------------------------------------------------------------
PETROLEUM PRODUCTS:                                                        1.82%
--------------------------------------------------------------------------------
  6,900,000   Amerada Hess Corp.,                                     7,228,392
              5.30%, 08/15/2004
                                                                   ------------
Total Petroleum Products (Cost $6,894,683)                            7,228,392
                                                                   ------------
--------------------------------------------------------------------------------
PUBLIC UTILITIES-ELECTRIC & GAS:                                           2.09%
--------------------------------------------------------------------------------
  5,000,000   Progress Energy Inc.,                                   5,209,885
              6.55%, 03/01/2004
  3,000,000   Powergen US Funding LLC,                                3,098,274
              4.50%, 10/15/2004
                                                                   ------------
Total Public Utilities-Electric & Gas
(Cost $7,998,140)                                                     8,308,159
                                                                   ------------
--------------------------------------------------------------------------------
RETAIL:                                                                    1.09%
--------------------------------------------------------------------------------
  4,200,000    Federated Department Stores Inc.,                      4,351,796
               Senior Note, 8.50%, 06/15/2003
                                                                   ------------
Total Retail (Cost $4,221,919)                                        4,351,796
                                                                   ------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   4.95%
--------------------------------------------------------------------------------
  1,711,161    EQCC Trust Series 2002-1 Class 2A,                     1,709,792
               2.114%, 11/25/2031
  5,000,000    Bayview Financial Acquisition                          4,996,900
               Trust Series 2000-D Class M1,
               Rule 144A, 2.564%, 11/25/2030
  4,470,000    Household Private Label Credit                         4,687,421
               Card Master Note Trust I
               Series 2001-2 Class A,
               4.95%, 06/16/2008
    145,293    Delta Funding Home Equity Loan                           146,224
               Trust Series 1998-2 Class A3F,
               6.24%, 05/15/2025

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$ 8,000,000    Conseco Finance Series 2001-B                    $      8,140,000
               Class 1A3, 5.808%, 06/15/2032
                                                                   ------------
Total Asset-Backed Securities (Cost $19,344,396)                     19,680,337
                                                                   ------------
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     0.77%
--------------------------------------------------------------------------------
 51,048,599    Comm Series 2001-FL4A Class X1,                          464,542
               I/0, Rule 144A, 0.00%,
               04/15/2013 (Note A, below)
  2,498,009    Merrill Lynch Mortgage                                 2,583,891
               Investors, Inc., Series
               1996-C1 Class A3,
               7.42%, 04/25/2028
                                                                   ------------
Total Commercial Mortgage-Backed Securities
(Cost $3,069,411)                                                     3,048,433
                                                                   ------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $416,845,256)               106.53%    $    423,678,170
(Note D, below)
Cash and Other Assets, Less Liabilities              (6.53)         (25,959,576)
                                                    -------    -----------------
Net Assets (Equivalent to $12.78
per share based on 31,111,302
shares of capital stock outstanding)                100.00%    $    397,718,594
                                                    =======    =================

(A)      Explanation of abbreviations:
         FNMA-Federal National Mortgage Association
         I/O-Interest Only
         TBA-To Be Announced
(B) Securities or portions thereof, with an aggregate market value of $16,235,100, have been segregated to collateralize reverse repurchase agreements.
(C)      When-issued security.
(D) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $8,120,338 and gross unrealized depreciation of investments was 1,287,424 $ resulting in net unrealized appreciation of $6,832,914.

   See Notes to Financial Statements.

10 Sanford C. Bernstein Fund, Inc.--2002 Annual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    U.S. Government Short Duration Portfolio
                               September 30, 2002

--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   9.87%
--------------------------------------------------------------------------------
Commercial Paper: 9.87%
$ 4,390,000     Tannehill Capital Co.,                         $      4,390,000
                2.02%, 10/01/2002
  3,000,000     Lexington Parker Capital Corp.,                       2,999,115
                1.77%, 10/07/2002
  4,000,000     Clipper Receivables Corp.,                            3,997,033
                1.78%, 10/16/2002
                                                                   ------------
Total Short-Term Investments
(Cost $11,386,148)                                                   11,386,148
                                                                   ------------
--------------------------------------------------------------------------------
U.S.TREASURY INFLATION INDEX:                                              1.07%
--------------------------------------------------------------------------------
  1,114,750     3.625%, 01/15/2008                                    1,229,703
                                                                   ------------
Total U.S. Treasury Inflation Index
(Cost $1,163,359)                                                     1,229,703
                                                                   ------------
--------------------------------------------------------------------------------
U.S.TREASURY NOTES:                                                       32.24%
--------------------------------------------------------------------------------
 14,800,000     7.25%, 05/15/2004                                    16,138,364
  8,250,000     5.75%, 11/15/2005                                     9,163,275
 11,000,000     4.625%, 05/15/2006                                   11,905,740
                                                                   ------------
Total U.S. Treasury Notes
(Cost $36,371,447)                                                   37,207,379
                                                                   ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES:                                                 36.43%
--------------------------------------------------------------------------------
  2,000,000     Federal Home Loan Bank,                               2,103,700
                6.375%, 11/14/2003
  10,205,000    Federal National Mortgage                            10,383,690
                Association, 3.00%, 06/15/2004
  9,000,000     Federal Home Loan Bank,                               9,213,129
                3.375%, 06/15/2004
  5,575,000     Tennessee Valley Authority,                           5,832,799
                Global Power Bond 2001 Series C,
                4.75%, 07/15/2004
  2,620,000     Federal Home Loan Mortgage Corp.,                     2,654,060
                4.50%, 04/15/2005
  6,400,000     Federal Home Loan Bank,                               6,768,704
                4.625%, 04/15/2005
  4,850,000     Federal Home Loan Mortgage Corp.,                     5,088,232
                4.25%, 06/15/2005
                                                                   ------------
Total U.S. Government Agencies
(Cost $40,873,413)                                                   42,044,314
                                                                   ------------
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      13.69%
--------------------------------------------------------------------------------
    402,551     Federal National Mortgage                               408,714
                Association Remic Trust
                Series 1992-76 Class GA,
                8.00%, 02/25/2007

   *See Note 1, page 33 in Notes to Financial Statements.


--------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
--------------------------------------------------------------------------------
$   831,721    Federal National Mortgage                         $       883,188
               Association Remic Trust
               Series 1992-18 Class ZH,
               7.50%, 03/25/2007
    517,628    Federal Home Loan Mortgage Corp.,                         521,189
               Series 1564 Class G,
               6.25%, 05/15/2007
    380,073    Federal National Mortgage                                 388,149
               Association Remic Trust
               Series 1992-152 Class L,
               7.50%, 05/25/2007
    668,093    Federal Home Loan Mortgage Corp.,                         695,865
               Series 1377 Class H,
               6.00%, 09/15/2007
    489,792    Federal Home Loan Mortgage Corp.,                         501,577
               Series 1467 Class F,
               7.00%, 10/15/2007
  1,149,218    Federal National Mortgage                               1,174,535
               Association Remic Trust
               Series 1993-129 Class KB,
               6.50%, 04/25/2008
  1,050,000    Federal Home Loan Mortgage Corp.,                       1,096,263
               Series 1624 Class KC,
               6.00%, 06/15/2008
  1,000,000    Federal Home Loan Mortgage Corp.,                       1,028,160
               Series 2124 Class PB,
               6.00%, 02/15/2010
    264,724    Federal Home Loan Mortgage Corp.,                         273,558
               Series 2006 Class K,
               6.50%, 05/15/2012
  1,000,000    Federal National Mortgage                               1,050,000
               Association Series 2002-18
               Class PB, 5.50%, 09/25/2013
    824,491    Federal National Mortgage Association                     837,889
               Remic Trust Series G93-26
               Class PJ, 6.50%, 02/25/2021
  1,430,232    Federal Home Loan Mortgage Corp.,                       1,479,404
               Series 1686 Class PH,
               5.00%, 05/15/2021
    274,348    Federal Home Loan Mortgage Corp.,                         274,305
               Series 2241 Class PF,
               7.50%, 08/15/2026
    953,943    Federal National Mortgage                               1,026,090
               Association Series 2000-49
               Class A, 8.00%, 03/18/2027
    847,196    Federal National Mortgage                                 914,972
               Association Series 2002-W3
               Class A5, 7.50%, 01/25/2028
  1,229,336    Federal National Mortgage                               1,290,040
               Association Series 2002-52
               Class PA, 6.00%, 04/25/2031
    860,237    Federal National Mortgage                                 929,056
               Association Series 2002-T1,
               Class A3, 7.50%, 11/25/2031


                             Schedule of Investments--Taxable Bond Portfolios 11

-------------------------------------------------------------------------------
Principal Amount                      Description                 Market Value
-------------------------------------------------------------------------------
$  944,954    Federal National Mortgage                       $      1,020,550
              Association Series 2002-T4
              Class A3, 7.50%, 12/25/2041
                                                                  ------------
Total Collateralized Mortgage Obligations
(Cost $15,586,383)                                                  15,793,504
                                                                  ------------
-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                   6.54%
-------------------------------------------------------------------------------
 1,313,310    Federal National Mortgage                              1,392,200
              Association Pool #190708,
              7.00%, 03/01/2009
   860,925    Federal National Mortgage                                915,490
              Association Pool #535201,
              7.50%, 03/01/2015
 1,179,239    Federal National Mortgage                              1,262,894
              Association Pool #545802,
              8.00%, 08/01/2016
   814,235    Federal National Mortgage                                859,596
              Association Pool #639651,
              7.50%, 02/01/2032
 1,000,000    Federal Home Loan Mortgage Corp.,                      1,032,500
              Pool #789779, 5.41%, 09/01/2032
 2,000,000    Federal Home Loan Mortgage Corp.,                      2,086,880
              Pool TBA, 7.00%, 10/15/2032
              (Notes A & B, below)
                                                                  ------------
Total Mortgage Pass-Throughs
(Cost $7,473,476)                                                    7,549,560
                                                                  ------------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITY:                                                    0.88%
-------------------------------------------------------------------------------
 1,000,000    Conseco Finance Series 2001-B                          1,017,500
              Class IA3, 5.81%, 06/15/2032
                                                                  ------------
Total Asset-Backed Security
(Cost $999,987)                                                      1,017,500
                                                                  ------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $113,854,213)               100.72%        $116,228,108
(Note C, below)
Cash and Other Assets, Less Liabilities              (0.72)            (828,118)
                                                    -------        ------------
Net Assets (Equivalent to $13.23
per share based on 8,721,922
shares of capital stock outstanding)                100.00%        $115,399,990
                                                    =======        ============


(A)      Explanation of abbreviation:
         TBA-To Be Announced
(B)      When-issued security.
(C) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $2,404,837 and gross unrealized depreciation of investments was $30,942, resulting in net unrealized appreciation of $2,373,895.


See Notes to Financial Statements.


12 Sanford C. Bernstein Fund, Inc.--2002 Annual Report

Sanford C. Bernstein Fund, Inc.


--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2002

--------------------------------------------------------------------------------


          Schedule of Investments
          Municipal Bond
          Portfolios
          -----------------------------------------------------

          -----------------------------------------------------

          -----------------------------------------------------



          Short Duration Diversified Municipal
          -----------------------------------------------------
          Short Duration California Municipal
          -----------------------------------------------------
          Short Duration New York Municipal
          -----------------------------------------------------
          Diversified Municipal
          -----------------------------------------------------
          California Municipal
          -----------------------------------------------------
          New York Municipal

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                       Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.


In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio, Short Duration New York Municipal Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (six of the twelve portfolios constituting Sanford
C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


1177 Avenue of the Americas
New York, New York
November 15, 2002

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                 Short Duration Diversified Municipal Portfolio
                               September 30, 2002
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
--------------------------------------------------------------------------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     6.13%
--------------------------------------------------------------------------------
$      4,700,000    Sublette County, Wyoming                    $      4,700,000
                    Pollution Control Revenue,
                    Exxon Project Series A,
                    2.10%, 07/01/2017
       1,100,000    Clark County School District,                      1,100,000
                    Nevada Series A,
                    2.05%, 06/15/2021
       3,595,000    Illinois Development Finance                       3,595,000
                    Authority, Pollution Control
                    Revenue, Illinois Power
                    Project, 0.674%, 11/01/2028
       1,500,000    Connecticut State Health &                         1,500,000
                    Educational Facilities
                    Authority Revenue, Yale
                    University Series T-1,
                    1.50%, 07/01/2029
       1,400,000    Connecticut State Health &                         1,400,000
                    Educational Facilities
                    Authority Revenue, Yale
                    University Series V-1,
                    1.60%, 07/01/2036
                                                                ----------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $12,295,000)                                                    12,295,000
                                                                ----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     10.40%
--------------------------------------------------------------------------------
       2,000,000   St. Louis County, Missouri                          2,097,340
                   Regional Convention & Sports
                   Complex Authority Series B,
                   7.00%, 08/15/2011,
                   Prerefunded 08/15/2003 @ 100
       2,690,000   Inland Protection Financing                         2,809,006
                   Corp., Florida Special
                   Obligations Revenue,
                   5.00%, 01/01/2004,
                   Escrowed to Maturity
       1,050,000   Monroe Special School                               1,112,821
                   District, Louisiana, MBIA,
                   5.75%, 03/01/2009,
                   Prerefunded 03/01/2004 @ 100
       2,550,000   Harris County, Texas Senior                         2,830,041
                   Lien Toll Road Series A, MBIA,
                   6.375%, 08/15/2024,
                   Prerefunded 08/15/2004 @ 102

*See Note 1, page 33 in Notes to Financial Statements.


--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      2,485,000   Missouri State Health &                      $      2,805,217
                   Educational Facilities
                   Authority Revenue, Bethesda
                   Health Series A,
                   7.50%, 08/15/2012,
                   Prerefunded 08/15/2004 @ 102
       3,615,000   Texas, Public Finance                               3,912,045
                   Authority Series A,
                   5.75%, 10/01/2010,
                   Prerefunded 10/01/2004 @ 100
       2,000,000   Texas, Public Finance                               2,164,340
                   Authority Series A,
                   5.75%, 10/01/2011,
                   Prerefunded 10/01/2004 @ 100
       3,080,000   Daytona Beach, Florida Water &                      3,138,951
                   Sewer Revenue,
                   6.75%, 11/15/2007,
                   Escrowed to Maturity
                                                                ----------------
Total Prerefunded/Escrowed (Cost $20,447,027)                         20,869,761
                                                                ----------------
--------------------------------------------------------------------------------
INSURED:                                                                  31.24%
--------------------------------------------------------------------------------
       2,000,000   Cleveland, Ohio Airport                             2,014,720
                   Systems Revenue AMT Series A,
                   FSA, 4.55%, 01/01/2003 (Note B, p. 6)
       2,600,000   Port of Portland, Oregon                            2,654,730
                   Airport Revenue, Refunding
                   International Airport Series 15-B,
                   AMT, FGIC, 4.50%, 07/01/2003
       2,150,000   Energy Northwest Washington                         2,201,879
                   Electric Revenue, Project
                   Number 3 Series A, FSA,
                   5.00%, 07/01/2003
       1,455,000   Tucson, Arizona Water Revenue                       1,492,743
                   Series A, FGIC,
                   5.00%, 07/01/2003
         445,000   Miami Beach Health Facilities                         453,757
                   Authority, Florida Hospital
                   Revenue, South Shore Hospital
                   Series A, ACA,
                   4.30%, 08/01/2003
       2,645,000   Hillsborough County, Florida                        2,722,155
                   Utility Revenue, Refunding
                   Junior Lien, AMBAC,
                   5.00%, 08/01/2003
                   (Note C, p. 6)
       2,335,000   Iberville Parish, Consolidated                      2,414,413
                   School District No. 5,
                   Louisiana Refunding, FSA,
                   5.00%, 10/01/2003
       1,200,000   Delaware River Port Authority,                      1,236,372
                   Pennsylvania & New Jersey,
                   Refunding Port District
                   Project Series A,
                   FSA, 4.00%, 01/01/2004

                         Schedule of Investments--Municipal Bond Portfolios    1

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      1,045,000   West Warwick, Rhode Island                   $      1,076,413
                   Series C, AMBAC,
                   4.00%, 01/01/2004
       2,000,000   Chicago, Illinois                                   2,072,400
                   Neighborhoods Alive 21 Series
                   PG-A, MBIA, 4.50%, 01/01/2004
                   (Note D p. 6)
       4,350,000   Washington State Series B,                          4,504,164
                   FSA, 4.50%, 01/01/2004
       1,100,000   King County, Washington Sewer                       1,146,288
                   Revenue Refunding Series B,
                   FSA, 5.00%, 01/01/2004
                   (Note D, p. 6)
       1,515,000   Massachusetts State                                 1,569,404
                   Development Finance Agency,
                   Resource Recovery Revenue,
                   Semass Systems Series B, AMT,
                   MBIA, 5.00%, 01/01/2004
       1,220,000   Birmingham, Jefferson County,                       1,275,546
                   Alabama Civic Center Authority
                   Special Tax Refunding Series A,
                   FSA, 5.25%, 01/01/2004
       2,205,000   Nebraska Public Power                               2,305,945
                   District, Revenue Series A,
                   MBIA, 5.25%, 01/01/2004
       1,000,000   South Carolina State Public                         1,060,870
                   Service Authority Revenue,
                   Refunding Series B,
                   FGIC, 6.50%, 01/01/2004
       3,660,000   Tennessee State Series A,                           3,824,261
                   FGIC, 5.00%, 02/01/2004
       1,400,000   Orleans Parish, Law                                 1,450,708
                   Enforcement District Louisiana,
                   FGIC, 4.125%, 03/01/2004
       4,040,000   Wisconsin State Series C,                           4,247,939
                   MBIA, 5.00%, 05/01/2004
         545,000   Pennsylvania Economic                                 565,301
                   Development Financing
                   Authority, Revenue,
                   Northwestern Human Services
                   Series A, ACA,
                   4.60%, 06/01/2004
       2,365,000   Tulsa, Oklahoma Airports                            2,487,838
                   Improvement Trust General
                   Revenue, Tulsa International
                   Airport, FGIC,
                   5.00%, 06/01/2004
       1,165,000   Ivy Technical State College,                        1,211,251
                   Indiana Individual Student Fee
                   Series G, AMBAC,
                   4.00%, 07/01/2004
       1,620,000   Florida State Correctional                          1,696,399
                   Privatization Community,
                   Certificates of Participation,
                   MBIA, 4.25%, 08/01/2004

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      2,175,000   Palm Beach County School                     $      2,306,827
                   District, Florida Refunding,
                   MBIA, 5.00%, 08/01/2004
       1,115,000   Chicago, Illinois Public                            1,203,587
                   Building Commerce Revenue
                   Series C, FGIC,
                   5.375%, 02/01/2005
       1,000,000   Palm Beach County School                            1,112,520
                   Board, Florida Certificates of
                   Participation Series E, AMBAC,
                   5.00%, 08/01/2007
       2,450,000   Chicago, Illinois O'Hare                            2,518,845
                   International Airport Revenue,
                   Refunding General Second-Lien
                   Series A, AMT, MBIA,
                   5.70%, 01/01/2008
       1,280,000   Utah Transit Authority Sales                        1,439,219
                   Tax Revenue Series A, FSA,
                   5.00%, 06/15/2011
       1,275,000   New Jersey Economic                                 1,445,672
                   Development Authority Market
                   Transition Facilities Revenue,
                   Refunding Senior Lien Series A,
                   MBIA, 5.00%, 07/01/2011
       1,300,000   Essex County Improvement                            1,336,036
                   Authority, New Jersey Revenue,
                   Property and Equipment
                   Program, MBIA,
                   6.50%, 12/01/2012
       1,250,000   Massachusetts State                                 1,475,387
                   Consolidated Loan Series C,
                   FGIC, 5.50%, 11/01/2013
       2,000,000   Energy Northwest Washington                         2,048,260
                   Electric Revenue, Refunding
                   Project 3 Series B, MBIA,
                   5.00%, 07/01/2018
       2,110,000   Pennsylvania State Higher                           2,120,255
                   Educational Facilities
                   Authority Revenue, Thomas
                   Jefferson University, AMBAC,
                   2.20%, 07/01/2031
                                                                ----------------
Total Insured (Cost $61,825,391)                                      62,692,104
                                                                ----------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           36.49%
-------------------------------------------------------------------------------
State General Obligations: 12.35%
       1,835,000   Illinois State,                                     1,877,297
                   5.00%, 06/01/2003
       1,200,000   Georgia State,                                      1,222,644
                   4.00%, 07/01/2003
       3,000,000   Minnesota State,                                    3,081,120
                   4.75%, 08/01/2003
       1,100,000   Connecticut State Series D,                         1,118,557
                   3.00%, 11/15/2003
       6,000,000   South Carolina State School                         6,255,540
                   Facilities Series A,
                   5.00%, 01/01/2004

2     Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      2,000,000   Washington State Series C,                   $      2,082,640
                   5.00%, 01/01/2004
       5,070,000   Pennsylvania State First                            5,235,231
                   Series, 4.00%, 02/01/2004
       1,000,000   Georgia State Series B,                             1,068,860
                   6.25%, 04/01/2004
       2,725,000   Delaware State Series A,                            2,839,886
                   4.00%, 07/01/2004
                                                                ----------------
Total State General Obligations
(Cost $24,473,918)                                                    24,781,775
                                                                ----------------
Local General Obligations: 14.76%
         500,000   New York City Series G,                               506,660
                   5.70%, 02/01/2003
       1,155,000   Chippewa Valley, Michigan                           1,174,000
                   School Building & Site Series I,
                   4.25%, 05/01/2003
       1,405,000   Loudoun County, Virginia,                           1,467,354
                   Public Improvement Series B,
                   5.125%, 01/01/2004
       1,015,000   Ware County, School District,                       1,033,980
                   Georgia, 3.00%, 02/01/2004
       1,000,000   Hopkins Independent School                          1,025,380
                   District No. 270, Minnesota
                   Refunding Series B,
                   3.50%, 02/01/2004
       1,000,000   Griffin-Spalding County School                      1,031,790
                   District, Georgia,
                   4.00%, 02/01/2004
       2,785,000   Anoka-Hennepin School District                      2,911,857
                   No. 11, Minnesota, Credit Enhancement,
                   5.00%, 02/01/2004
       3,185,000   Anne Arundel County, Maryland,                      3,295,265
                   4.00%, 03/01/2004
       1,385,000   Durham County, North Carolina                       1,432,949
                   Refunding, 4.00%, 03/01/2004
       1,745,000   Hingham, Massachusetts                              1,808,448
                   Municipal Purpose Loan,
                   4.00%, 04/01/2004
       1,030,000   Knox County, Tennessee                              1,080,728
                   Refunding, 5.00%, 04/01/2004
       3,670,000   Mecklenburg County, North                           3,868,143
                   Carolina Refunding Series C,
                   5.25%, 04/01/2004
       2,295,000   Jordan School District, Utah,                       2,422,900
                   5.00%, 06/15/2004
       3,190,000   Seattle, Washington,                                3,348,830
                   4.50%, 08/01/2004
       3,045,000   New York City Series G,                             3,210,313
                   5.00%, 08/01/2004
                                                                ----------------
   Total Local General Obligations
   (Cost $29,080,213)                                                 29,618,597
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
Tax Lease: 3.65%
$      2,655,000   Virginia State Public School                 $      2,732,447
                   Authority, School Financing
                   Series A, 5.00%, 08/01/2003
       2,135,000   Michigan State Building                             2,211,326
                   Authority, Revenue, Series I,
                   5.00%, 10/15/2003
       2,300,000   Alabama State Public School &                       2,387,538
                   College Authority, Capital
                   Improvement Pool Series A,
                   4.50%, 02/01/2004
                                                                ----------------
Total Tax Lease (Co 7,187,302)                                         7,331,311
                                                                ----------------
Special Tax: 5.74%
       1,380,000   Chicago, Illinois Tax                               1,440,886
                   Increment, Allocation
                   Subordinated Central Loop
                   Redevelopment A,
                   6.35%, 12/01/2003
       1,000,000   Alabama State Public School &                       1,038,060
                   College Authority, Capital
                   Improvement Pool Series A,
                   4.50%, 02/01/2004
         350,000   Las Vegas Special Improvement                         354,137
                   District No. 808-Summerlin,
                   Nevada Local Improvement Bonds,
                   5.20%, 06/01/2004
         360,000   Heritage Isles Community                              360,158
                   Development District, Florida
                   Special Assessment Revenue,
                   Series A, 5.75%, 05/01/2005
         220,000   Sampson Creek Community                               223,584
                   Development District, Florida
                   Capital Revenue, Improvement
                   Revenue Series B,
                   6.30%, 05/01/2005
         300,000   Meadow Pointe III Community                           305,094
                   Development District, Florida
                   Capital Improvement Series
                   2001-1, 5.90%, 01/01/2006
         275,000   Harbour Lake Estates Community                        282,238
                   Development District, Florida
                   Special Assessment,
                   6.40%, 02/01/2006
         245,000   Capital Region Community                              249,238
                   Development District, Florida
                   Revenue, Capital Improvement
                   Series B, 5.95%, 05/01/2006
         400,000   Dove Mountain Resort Community                        405,240
                   Facilities District, Arizona
                   Assessment Lien,
                   6.00%, 12/01/2006
         450,000   Vizcaya Community Development                         457,902
                   District, Florida Special
                   Assessment, 5.90%, 05/01/2007

                         Schedule of Investments--Municipal Bond Portfolios    3

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$        400,000   University Place Community                   $        405,384
                   Development District, Florida
                   Special Assessment Series B,
                   6.10%, 05/01/2007
         425,000   Fishhawk Community Development                        444,172
                   District, Florida Special
                   Assessment Revenue,
                   6.65%, 05/01/2007
         205,000   Lake Powell Residential Golf                          211,070
                   Community Development
                   District, Florida Series C,
                   6.70%, 05/01/2007
         450,000   Reunion East Community                                452,124
                   Development District, Florida
                   Special Assessment Series B,
                   5.90%, 11/01/2007
         305,000   Stoneybrook, Community                                312,436
                   Development District, Florida
                   Capital Improvement Revenue
                   Series B, 5.70%, 05/01/2008
         495,000   Narcoossee Community                                  493,575
                   Development District, Florida
                   Special Assessment Series B,
                   5.75%, 05/01/2008
         270,000   Waterchase Community                                  275,243
                   Development District, Florida
                   Capital Improvement Revenue
                   Series B, 5.90%, 05/01/2008
         400,000   Bonita Springs Vasari                                 409,940
                   Community Development
                   District, Florida Capital
                   Improvement Revenue Series B,
                   6.20%, 05/01/2009
         400,000   Saddlebrook Community                                 411,024
                   Development District,
                   Florida Special Assessment
                   Series B, 6.25%, 05/01/2009
         350,000   Harbor Bay Community                                  359,278
                   Development District, Florida
                   Capital Improvement Revenue
                   Series B, 6.35%, 05/01/2010
         330,000   Lakewood Ranch Community                              338,989
                   Development District 5,
                   Florida, Special Assessment
                   Revenue Series B,
                   6.00%, 05/01/2011
       2,000,000   New York City Transitional                          2,282,000
                   Finance Authority, New York
                   Revenue Refunding Future Tax
                   Secured Series A,
                   5.50%, 11/01/2026
                                                                ----------------
Total Special Tax (Cost $11,187,079)                                  11,511,772
                                                                ----------------
Total Tax Supported (Cost $71,928,512)                                73,243,455
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
REVENUE:                                                                  10.80%
--------------------------------------------------------------------------------
Airport Revenue: 0.48%
$      1,000,000   McLean County, Illinois                      $        971,590
                   Bloomington Airport,
                   5.50%, 12/15/2011
                                                                ----------------
Total Airport Revenue (Cost $991,312)                                    971,590
                                                                ----------------
Electric Revenue: 3.39%
       1,200,000   Salt River Project                                  1,251,564
                   Agricultural Improvement &
                   Power District, Arizona
                   Electric Systems Revenue,
                   Refunding Salt River Project
                   Series A, 5.00%, 01/01/2004
       1,595,000   North Carolina Municipal Power                      1,643,440
                   Agency Refunding No. 1,
                   Catawba Electric Revenue,
                   6.00%, 01/01/2004
       2,000,000   Springfield, Missouri Public                        2,097,060
                   Utility Revenue Refunding,
                   5.00%, 03/01/2004
       1,665,000   South Carolina State Public                         1,811,254
                   Service Authority, Revenue
                   Series D, 5.00%, 01/01/2006
                   (Note D, p. 6)
                                                                ----------------
Total Electric Revenue (Cost $6,725,581)                               6,803,318
                                                                ----------------
Healthcare Revenue: 1.85%
         500,000   Cuyahoga County, Ohio Hospital                        504,310
                   Facilities, Canton Incorporated
                   Project, 6.50%, 01/01/2003
       1,200,000   Massachusetts State Health &                        1,214,496
                   Educational Facilities
                   Authority, Revenue, Caritas
                   Christi Obligation Series B,
                   4.00%, 07/01/2003
         560,000   Illinois Health Facilities                            598,965
                   Authority, Revenue, Advocate
                   Network Health Care,
                   5.50%, 11/15/2004
         875,000   Connecticut State Health and                          923,291
                   Educational Facilities
                   Authority, Revenue, Hospital
                   for Special Care Series B,
                   5.125%, 07/01/2007
         430,000   Allegheny County Hospital                             473,172
                   Development Authority,
                   Pennsylvania, Revenue, West
                   Pennsylvania Health System
                   Series B, 9.25%, 11/15/2022
                                                                ----------------
Total Health Care Revenue (Cost $3,521,936)                            3,714,234
                                                                ----------------
Water/Sewer Revenue: 1.48%
       1,960,000   Abilene, Texas Waterworks &                         1,959,471
                   Sewer Systems Certificates
                   Obligation B, 2.02%, 02/15/2004

4 Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      1,000,000   Tarrant County Water Control &               $      1,012,200
                   Improvement District, Texas
                   No. 001 Water Revenue,
                   Refunding, 4.625%, 03/01/2004
                                                                ----------------
Total Water/Sewer Revenue (Cost $2,969,070)                            2,971,671
                                                                ----------------
Miscellaneous Revenue: 0.36%
         420,000   Hammond Redevelopment                                 425,065
                   District, Indiana Revenue
                   Series B, 5.00%, 07/15/2003
         300,000   New York Convention Center                            306,000
                   Operating Corp., Certificates
                   of Participation, Yale
                   Building Acquisition Project,
                   6.50%, 12/01/2004
                                                                ----------------
Total Miscellaneous Revenue (Cost $723,861)                              731,065
                                                                ----------------
Industrial Development/Pollution Control
Revenue: 3.23%
         800,000   Richland County, South                                818,144
                   Carolina Pollution Control
                   Revenue, Refunding Union Camp
                   Corp. Project Series C,
                   6.10%, 11/01/2004
         300,000   Midland County Economic                               305,409
                   Development Corporation,
                   Michigan Pollution Control
                   Revenue Series A,
                   6.875%, 07/23/2009
       1,000,000   Pope County, Arkansas Revenue,                      1,016,450
                   Refunding Entergy Arkansas Inc.
                   Project, 5.05%, 09/01/2028
       1,565,000   Matagorda County Navigation                         1,578,490
                   District No. 1, Texas
                   Pollution Control Revenue,
                   Refunding Central Power &
                   Light Co. Series A,
                   3.75%, 05/01/2030
       1,030,000   Brazos River Authority, Texas                       1,052,619
                   Pollution Control Revenue, TXU
                   Electric Co. Project Series A,
                   4.95%, 10/01/2030
       1,000,000   Maricopa County Industrial                          1,021,550
                   Development Authority, Arizona
                   Solid Waste Disposal Revenue
                   Waste Management Inc. Project,
                   4.80%, 12/01/2031
         710,000   Washoe County, Nevada Water                           694,493
                   Facility Revenue, Variable
                   Refunding AMT Sierra Pacific
                   Power Co., 5.75%, 03/01/2036
                                                                ----------------
Total Industrial Development/Pollution Control
Revenue (Cost $6,434,159)                                              6,487,155
                                                                ----------------
Total Revenue (Cost $21,365,919)                                      21,679,033
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   6.24%
--------------------------------------------------------------------------------
Housing: 6.24%
$        750,000   Nebraska Investment Finance                  $        793,703
                   Authority Single-Family
                   Housing Revenue, Series A,
                   5.50%, 09/01/2013
       1,850,000   West Virginia State Housing                         1,870,461
                   Development Fund, Series D,
                   AMT, 3.25%, 11/01/2015
         660,000   Georgia State Housing &                               672,104
                   Finance Authority, Revenue,
                   Single-Family Mortgage Subser C 3,
                   4.875%, 12/01/2015
       1,505,000   Munimae Trust, Series 2001-6                        1,597,151
                   Class A, 4.80%, 01/14/2026
       3,600,000   Colorado Housing & Finance                          3,811,464
                   Authority, Single-Family
                   Series A-2, AMT,
                   7.25%, 05/01/2027
         760,000   District of Columbia Housing                          804,916
                   Finance Agency Mortgage
                   Revenue, Single-Family Series A,
                   AMT, 6.75%, 06/01/2028
       2,670,000   District of Columbia Housing                        2,967,091
                   Finance Agency Mortgage
                   Revenue, Single-Family Series A,
                   AMT, 6.85%, 06/01/2031
                                                                ----------------
Total Housing (Cost $12,338,866)                                      12,516,890
                                                                ----------------
Total Asset-Backed Securities
(Cost $12,338,866)                                                    12,516,890
                                                                ----------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $200,200,715)             101.30%       $   203,296,243
(Note E, p. 6)
Cash and Other Assets, Less Liabilities            (1.30)            (2,600,020)
                                                  ------        ---------------
Net Assets (Equivalent to $12.79
per share based on 15,690,386
shares of capital stock outstanding)              100.00%       $   200,696,223
                                                  ======        ===============

--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                                   Unrealized
Contracts  Description                             Value          Depreciation
--------------------------------------------------------------------------------
18         Interest Rate                        $2,037,938      $       (49,993)
           Swap 10 Yr. Future
           December 2002
                                                                ---------------
Total Short Futures Contract                                    $       (49,993)
                                                                ---------------

                         Schedule of Investments--Municipal Bond Portfolios    5

--------------------------------------------------------------------------------
INTEREST RATE SWAPS
-------------------------------------------------------------------------------
Notional                     Rate                                   Unrealized
Amount      Description    Received   Rate Paid  Termination/Date   Gain/(Loss)
-------------------------------------------------------------------------------
2,000,000   BMA Interest    2.62%     Variable*      11/01/04        $  46,290
            Rate Swap
2,000,000   BMA Interest   Variable*    4.03         11/01/11         (149,660)
            Rate Swap
1,080,000   BMA Interest   Variable*    5.26         11/01/13          (91,954)
            Rate Swap
                                                                    ----------
Total Interest Rate Swaps                                           $ (195,324)
                                                                    ----------

*Variable interest based on the Municipal Swap Index, which fluctuates weekly.

-------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) Represents entire or partial position segregated as collateral for interest rate swaps.
(C) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(D) When-issued security.
(E) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $3,196,146 and gross unrealized depreciation of investments was $100,618, resulting in net unrealized appreciation of $3,095,528 (excluding foreign currency transactions).

-------------------------------------------------------------------------------
(C) Allocation of Portfolio net assets at September 30, 2002:
    Alabama                                                               2.34%
    Arizona                                                               2.08
    Arkansas                                                              0.51
    Colorado                                                              1.90
    Connecticut                                                           2.46
    Delaware                                                              1.42
    Florida                                                              10.08
    Georgia                                                               2.51
    Illinois                                                              7.11
    Indiana                                                               0.82
    Kansas                                                                0.80
    Louisiana                                                             2.48
    Maryland                                                              1.64
    Massachusetts                                                         3.02
    Michigan                                                              1.84
    Minnesota                                                             3.50
    Missouri                                                              3.49
    Nebraska                                                              1.54
    Nevada                                                                1.07
    New Jersey                                                            2.00
    New York                                                              3.14
    North Carolina                                                        3.46
    Ohio                                                                  1.26
    Oklahoma                                                              1.24
    Oregon                                                                1.32
    Pennsylvania                                                          4.18
    Rhode Island                                                          0.54
    South Carolina                                                        4.96
    Tennessee                                                             2.44
    Texas                                                                 7.23
    Utah                                                                  1.92
    Virginia                                                              2.09
    Washington                                                            7.64
    West Virginia                                                         0.93
    Wisconsin                                                             2.12
    Wyoming                                                               2.34
    District of Columbia                                                  1.88
    Cash and Other Assets, Less Liabilities                              (1.30)
                                                                        ------
    Total                                                               100.00%
                                                                        ======

See Notes to Financial Statements.

6     Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                 Short Duration California Municipal Portfolio
                               September 30, 2002
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
--------------------------------------------------------------------------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     9.31%
--------------------------------------------------------------------------------
$        297,000   Irvine Assessment District No.               $        297,000
                   00-18, California Improvement
                   Bond Act 1915, Series A,
                   1.60%, 02/26/2009
       1,000,000   Orange County Assessment                            1,000,000
                   District No. 88-1, California
                   Improvement Bond Act 1915,
                   1.50%, 08/01/2017
       1,400,000   California Health Facilities                        1,400,000
                   Financing Authority Revenue,
                   Hospital Adventist Health
                   Systems B, 1.90%, 09/01/2025
         750,000   Irvine Assessment District No.                        750,000
                   00-18, California Improvement
                   Bond Act 1915, Series A,
                   1.85%, 09/02/2026
       1,500,000   California Statewide                                1,500,000
                   Communities Development
                   Authority Revenue,
                   Certificates of Participation,
                   Continuing Care/University
                   Project, 1.45%, 11/15/2028
       1,000,000   California Pollution Control                        1,000,000
                   Financing Authority Revenue,
                   Shell Martinez Refining Series A,
                   1.55%, 10/01/2031
       1,000,000   Los Angeles Department of                           1,000,000
                   Water & Power, California
                   Revenue, Subseries B-3,
                   1.95%, 07/01/2034
                                                                ----------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $6,947,000)                                                      6,947,000
                                                                ----------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     13.71%
--------------------------------------------------------------------------------
       4,000,000   San Joaquin Hills                                   4,134,200
                   Transportation Corridor
                   Agency, California Toll Road
                   Revenue, Senior Lien,
                   6.75%, 01/01/2032 (Note B, p. 10),
                   Prerefunded 01/01/2003 @ 102
       1,885,000   Los Angeles Department of                           1,948,977
                   Water & Power, California
                   Electric Plant Revenue,
                   6.125%, 01/15/2033,
                   Prerefunded 01/15/2003 @ 102

*See Note 1, page 33 in Notes to Financial Statements.


--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      1,750,000   Duarte, California                           $      1,828,680
                   Certificates of Participation,
                   City of Hope National Medical
                   Center, 6.25%, 04/01/2023,
                   Prerefunded 04/01/2003 @ 102
         645,000   Sacramento Schools Insurance                          656,088
                   Authority, California Workers
                   Compensation Program Revenue
                   Series C, 5.75%, 06/01/2003,
                   Escrowed to Maturity
       1,000,000   Metropolitan Pier & Exposition                      1,055,550
                   Authority, Illinois, Dedicated
                   State Tax, 6.50%, 06/15/2027,
                   Prerefunded 06/15/2003 @ 102
         520,000   Massachusetts State                                   611,889
                   Consolidated Loan Series B,
                   FSA, 5.50%, 03/01/2018,
                   Prerefunded 03/01/2012 @100
                                                                ----------------
Total Prerefunded/Escrowed
(Cost $10,159,979)                                                    10,235,384
                                                                ----------------

--------------------------------------------------------------------------------
INSURED:                                                                  36.79%
--------------------------------------------------------------------------------
       1,000,000   Orange County Local                                 1,029,520
                   Transportation Authority,
                   California Sales Tax Revenue,
                   Second Series M, FGIC,
                   9.50%, 02/15/2003
       2,000,000   Association of Bay Area                             2,048,040
                   Governments, California Bay
                   Area Rapid Transit Grant-A,
                   AMBAC, 4.75%, 06/15/2003
       1,000,000   Puerto Rico Commonwealth                            1,034,530
                   Highways & Transportation,
                   Refunding Series Z, MBIA,
                   6.00%, 07/01/2003
       1,010,000   Covina Valley Unified School                        1,036,422
                   District, California Series A,
                   FSA, 4.50%, 08/01/2003
       1,485,000   Los Angeles Unified School                          1,538,965
                   District, California
                   Certificates of Participation
                   Series B, MBIA,
                   5.00%, 10/01/2003
       1,220,000   Los Angeles, California                             1,247,523
                   Certificates of Participation
                   Equipment Program, MBIA,
                   3.00%, 02/01/2004
       1,000,000   San Francisco City & County                         1,011,560
                   Housing Authority, California
                   Multifamily Revenue, Mortgage
                   Bernal Dwellings Project A,
                   AMBAC, 4.45%, 05/01/2004
       1,000,000   Alameda Unified School                              1,071,830
                   District, California Refunding,
                   FSA, 5.50%, 07/01/2004

                         Schedule of Investments--Municipal Bond Portfolios    7

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      1,435,000   Lodi Unified School District,                $      1,478,380
                   California, MBIA,
                   3.00%, 08/01/2004
       1,000,000   Long Beach Finance Authority,                       1,030,230
                   California Tax Allocation
                   Revenue, North Long Beach
                   Redevelopment, AMBAC,
                   3.00%, 08/01/2004
       2,400,000   San Jose Unified School                             2,472,552
                   District, California County
                   Series A, FSA,
                   3.00%, 08/01/2004
         200,000   Los Angeles, California Harbor                        214,102
                   Department Revenue Crossover
                   Refunding Series A, AMBAC,
                   5.50%, 08/01/2004
       1,000,000   Sacramento Municipal Utility                        1,030,870
                   District, California Electric
                   Revenue Refunding Series Q,
                   FSA, 3.00%, 08/15/2004
       1,250,000   San Joaquin Hills                                   1,200,425
                   Transportation Corridor Agency,
                   California Toll Road Revenue,
                   Capital Appreciation
                   Refunding Series A, MBIA,
                   0.00%, 01/15/2005
         955,000   Weld County School District                         1,085,644
                   No. 006, Greely, Colorado
                   Refunding, FSA,
                   5.00%, 12/01/2011
       1,100,000   William S. Hart Union High                          1,103,300
                   School District, California
                   Certificates of Participation,
                   School Facility Bridge Funding
                   Program, FSA,
                   2.40%, 01/15/2015
       1,000,000   Fontana Public Financing                            1,099,920
                   Authority, California Tax
                   Allocation Revenue, North
                   Fontana Redevelopment Project
                   Series A, FSA,
                   5.25%, 09/01/2020
       1,460,000   Northern California Power                           1,530,547
                   Agency Public Power Revenue,
                   Hydroelectric Project No. 1
                   Series A, MBIA,
                   5.125%, 07/01/2023
       2,170,000   Long Beach, California Harbor                       2,253,827
                   Revenue Series A, MBIA,
                   4.00%, 05/15/2027
       1,500,000   Rancho Water District                               1,541,220
                   Financing Authority,
                   California Revenue Refunding
                   Series A, FGIC,
                   3.00%, 08/01/2029

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      1,400,000   William S. Hart Union High                   $      1,404,200
                   School District, California
                   Certificates of Participation,
                   School Facility Bridge Funding
                   Program, FSA,
                   2.40%, 01/15/2036
                                                                ----------------
Total Insured (Cost $27,063,426)                                      27,463,607
                                                                ----------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            22.25%
--------------------------------------------------------------------------------
State General Obligations: 1.55%
       1,000,000   California State,                                   1,027,200
                   5.50%, 06/01/2003
         125,000   California State,                                     130,084
                   5.00%, 11/01/2022
                                                                ----------------
Total State General Obligations
(Cost $1,136,562)                                                      1,157,284
                                                                ----------------
Local General Obligations: 7.83%
       1,000,000   Fremont-Newark Community                            1,028,400
                   College District, California
                   Series A, 3.00%, 08/01/2004
       1,000,000   New York, New York Series G,                        1,054,290
                   5.00%, 08/01/2004
       3,500,000   Montgomery County, Maryland                         3,763,270
                   Consolidated Public
                   Improvement Series A,
                   5.00%, 02/01/2005
                                                                ----------------
Total Local General Obligations
(Cost $5,813,263)                                                     5,845,960
                                                                ----------------

Tax Lease: 4.18%
       1,650,000   Michigan State Building                             1,713,195
                   Authority Revenue, Facilities
                   Program Series I,
                   5.25%, 10/15/2003
       1,000,000   California Public Works Board                       1,037,390
                   Lease Revenue, Refunding
                   Department of Corrections, Del
                   Norte Series C, 4.70%, 12/01/2003
         365,000   Puerto Rico Urban Renewal &                           367,602
                   Housing Corp.,
                   7.875%, 10/01/2004
                                                                ----------------
Total Tax Lease (Cost $3,053,222)                                      3,118,187
                                                                ----------------
Special Tax: 8.69%
       2,580,000   Los Angeles County Public                           2,580,000
                   Works Financing Authority,
                   California Revenue, Regional
                   Park & Open Space District A,
                   6.00%, 10/01/2002
         115,000   Etiwanda School District                              115,447
                   (Community Facilities District
                   No. 3), California Special Tax
                   Refunding, 3.00%, 08/01/2003

8     Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$        140,000   Vacaville, California                        $        140,880
                   Improvement Bond Act 1915,
                   Refunding & Improvement
                   Consolidated Reassessment
                   Series A, 3.00%, 09/02/2003
         165,000   Irvine Limited Obligation                             167,046
                   Assessment District 97-17,
                   California Improvement Bond
                   Act 1915, 4.125%, 09/02/2003
         145,000   San Jose Improvement District                         147,939
                   Number 99-218Sj Series 24 Q,
                   California Improvement Bond
                   Act 1915, 4.80%, 09/02/2003
       1,140,000   Los Angeles County                                  1,195,210
                   Metropolitan Transportation Authority,
                   California Sales Tax Revenue,
                   Refunding Proposal A Series A,
                   5.20%, 07/01/2004
         190,000   Salinas Public Financing                              193,931
                   Authority, California Revenue,
                   Refunding Assessment Districts
                   Refinancing Subordinated B,
                   4.00%, 09/02/2004
                   1,800,000 Puerto Rico Commonwealth                  1,947,474
                   Highways & Transportation,
                   Refunding Series F,
                   5.00%, 07/01/2005
                                                                ----------------
Total Special Tax (Cost $6,472,133)                                    6,487,927
                                                                ----------------
Total Tax Supported (Cost $16,475,180)                                16,609,358
                                                                ----------------

--------------------------------------------------------------------------------
REVENUE:                                                                   8.56%
--------------------------------------------------------------------------------
Electric Revenue: 2.15%
       1,500,000   Los Angeles Department of                           1,603,245
                   Water & Power, California
                   Electric Plant Revenue,
                   Unrefunded Balance,
                   9.00%, 09/01/2003
                                                                ----------------
Total Electric Revenue (Cost$ 1,592,697)                               1,603,245
                                                                ----------------
Healthcare Revenue: 1.99%
         730,000   California Health Facilities                          741,198
                   Financing Authority Revenue,
                   Downey Community Hospital,
                   5.20%, 05/15/2003
         135,000   ABAG Finance Authority for                            143,052
                   Nonprofit Corp., California
                   Revenue, San Diego Hospital
                   Associates Series A,
                   6.00%, 08/15/2004
         590,000   California Statewide                                  605,800
                   Communities Development
                   Authority Revenue, Kaiser
                   Permanente Series C,
                   3.70%, 11/01/2029
                                                                ----------------
Total Healthcare Revenue (Cost $1,463,559)                             1,490,050
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
Higher Education Revenue: 1.37%
$      1,000,000   CSUCI Financing Authority,                   $      1,025,990
                   California Revenue Rental Housing,
                   3.375%, 08/01/2031
                                                                ----------------
Total Higher Education Revenue
(Cost $1,000,000)                                                      1,025,990
                                                                ----------------
Tobacco Revenue: 0.91%
         680,000   Tobacco Securitization                                678,592
                   Authority of Northern California
                   Settlement Revenue,
                   Asset-Backed Bonds Series B,
                   Sacramento County Tobacco
                   Securitization Corp.,
                   4.375%, 06/01/2021
                                                                ----------------
Total Tobacco Revenue (Cost $671,717)                                    678,592
                                                                ----------------
Miscellaneous Revenue: 0.45%
         326,829   Koch Fixed-Rate Trust, Various                        333,179
                   States Class A1,
                   4.70%, 10/06/2003
                                                                ----------------
Total Miscellaneous Revenue
(Cost $326,828)                                                          333,179
                                                                ----------------
Industrial Development/Pollution Control
Revenue: 1.69%
         320,000   Pope County, Arkansas Revenue,                        325,264
                   Refunding Entergy Arkansas
                   Inc. Project, 5.05%, 09/01/2028
         525,000   Matagorda County Navigation                           529,525
                   District No.1, Texas
                   Pollution Control Revenue,
                   Refunding Central Power &
                   Light Series A,
                   3.75%, 05/01/2030
         400,000   Maricopa County, Industrial                           408,620
                   Development Authority, Arizona
                   Solid Waste Disposal Revenue,
                   Waste Management Inc. Project,
                   4.80%, 12/01/2031
                                                                ----------------
Total Industrial Development/Pollution Control
Revenue (Cost $1,245,000)                                              1,263,409
                                                                ----------------
Total Revenue (Cost $6,299,801)                                        6,394,465
                                                                ----------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   6.46%
--------------------------------------------------------------------------------
Housing: 6.46%
         665,000   Santa Clara County Housing                            671,417
                   Authority, California, Multifamily
                   Housing Revenue, John Burns
                   Gardens Apartments Project B,
                   3.80%, 08/01/2004
         550,000   East Bay Delta Housing & Finance                      576,615
                   Agency, California Lease Revenue,
                   Passthrough Lease Purchase,
                   MBIA, 4.25%, 06/01/2005

                         Schedule of Investments--Municipal Bond Portfolios    9

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$        890,000   San Jose, California                         $        910,906
                   Multifamily Housing Revenue,
                   El Parador Apartments Project
                   Series C, 4.90%, 01/01/2016
       1,090,000   California Rural Home Mortgage                      1,199,392
                   Finance Authority Single-
                   Family Mortgage Revenue,
                   Mortgage-Backed Securities
                   Program Series A, GNMA/FNMA,
                   6.55%, 06/01/2030
       1,460,000   California Statewide                                1,462,278
                   Communities Development
                   Authority, Multifamily Housing
                   Revenue, Fountains Seacliff
                   Apartments Series Y,
                   2.10%, 10/15/2035
                                                                ----------------
Total Housing (Cost $4,737,258)                                        4,820,608
                                                                ----------------
Total Asset-Backed Securities
(Cost $4,737,258)                                                      4,820,608
                                                                ----------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $71,682,644)                  97.08%         $72,470,422
(Note C, below)
Cash and Other Assets, Less Liabilities                2.92            2,177,290
                                                     ------          -----------
Net Assets (Equivalent to $12.69
per share based on 5,883,727
shares of capital stock outstanding)                 100.00%         $74,647,712
                                                     ======          ===========

--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                                   Unrealized
Contracts  Description                             Value          Depreciation
--------------------------------------------------------------------------------
11         Interest Rate                          $1,245,406    $       (39,446)
           Swap 10 Yr. Future
           December 2002
                                                                ----------------
Total Short Futures Contract                                    $       (39,446)
                                                                ----------------

--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FNMA-Federal National Mortgage Association
    FSA-Financial Security Assurance, Inc.
    GNMA-Government National Mortgage Association
    MBIA-Municipal Bond Investors Assurance Corporation
(B) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(C) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $791,741 and gross unrealized depreciation of investments was $3,963, resulting in net unrealized appreciation of $787,778.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                  Short Duration New York Municipal Portfolio
                               September 30, 2002
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
--------------------------------------------------------------------------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     6.73%
--------------------------------------------------------------------------------

$      3,000,000   Rockland County, New York                    $      3,024,690
                   Revenue Anticipation Notes,
                   3.00%, 04/09/2003
       2,100,000   New York City Municipal Water                       2,100,000
                   Finance Authority, New York
                   Water & Sewer Systems Revenue
                   Series C, 1.95%, 06/15/2022
       1,450,000   New York City Municipal Water                       1,450,000
                   Finance Authority, New York
                   Series C, 1.95%, 06/15/2023
       1,250,000   New York St Energy Research &                       1,250,000
                   Development Authority,
                   Pollution Control Revenue,
                   Refunding NYS Elec&Gas-D-RMK
                   3/4/98, 1.95%, 10/01/2029
                                                                ----------------
Total Tax-Exempt Variable-Rate
Demand Notes (Cost $7,811,455)                                         7,824,690
                                                                ----------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     11.41%
--------------------------------------------------------------------------------

       1,000,000   New York City Series B, AMBAC,                      1,018,520
                   8.25%, 06/01/2017,
                   Prerefunded 06/01/2001 @ 101.50
           5,000   New York State Dormitory Authority,                     5,086
                   Revenue, 6.00%, 02/15/2003,
                   Escrowed to Maturity
       3,500,000   Atlanta, Georgia Water & Sewer                      3,722,250
                   Revenue, 5.00%, 01/01/2010,
                   Prerefunded 01/01/2004 @ 102
       2,000,000   New York City Transitional                          2,095,700
                   Finance Authority, Revenue,
                   5.00%, 02/01/2004,
                   Escrowed to Maturity
         650,000   Massachusetts State,                                  764,861
                   Consolidated Loan Series B,
                   5.50%, 03/01/2018,
                   Escrowed to Maturity
       5,045,000   New York City Municipal Water                       5,665,182
                   Finance Authority, New York
                   Water & Sewer Systems Revenue,
                   5.875%, 06/15/2025,
                   Escrowed to Maturity
                                                                ----------------
Total Prerefunded/Escrowed
(Cost $13,087,607)                                                    13,271,599
                                                                ----------------

*See Note 1, page 33 in Notes to Financial Statements.

10    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
INSURED:                                                                  41.37%
--------------------------------------------------------------------------------
$      1,300,000   Suffolk County, New York                     $      1,300,000
                   Public Improvement Series B,
                   FGIC, 5.00%, 10/01/2002
       1,260,000   Port Authority of New York &                        1,261,688
                   New Jersey, Consolidated 120th
                   Series, MBIA, 5.50%, 10/15/2002
                   (Note B, p. 14)
       2,320,000   Rochester, New York Series B,                       2,342,017
                   MBIA, 4.00%, 02/15/2003
       1,650,000   Oyster Bay, New York Public                         1,673,331
                   Improvement Series A, FSA,
                   4.00%, 04/15/2003
       1,000,000   Oneida County, New York                             1,015,460
                   Public Improvement, AMBAC,
                   4.25%, 04/15/2003
       2,050,000   Suffolk County, New York                            2,083,107
                   Public Improvement Series A,
                   MBIA, 4.00%, 05/15/2003
       1,000,000   Wayland Cohocton Central                            1,014,630
                   School District, New York, FSA,
                   3.50%, 06/15/2003
       1,440,000   Chateaugay Central School                           1,468,987
                   District, New York, FSA,
                   4.20%, 06/15/2003
       1,825,000   Prattsburgh Central School                          1,861,208
                   District, New York, AMBAC,
                   4.25%, 06/15/2003
       4,250,000   New York State Dormitory                            4,361,520
                   Authority, Revenue, City
                   University Series A, AMBAC,
                   5.00%, 07/01/2003 (Note C, p. 14)
       1,060,000   New York State Dormitory                            1,117,134
                   Authority, Revenue, City
                   University Series D, FGIC,
                   8.75%, 07/01/2003
       1,865,000   Port Authority of New York &                        1,926,862
                   New Jersey, Consolidated 119th
                   Series, FGIC,
                   5.00%, 09/15/2003
       1,209,281   Longwood Central School                             1,253,359
                   District, New York, FGIC,
                   4.00%, 03/15/2004
       1,115,000   Suffolk County, New York                            1,139,954
                   Refunding Public Improvement
                   Series A, MBIA,
                   3.00%, 04/01/2004
       1,100,000   New York State Local                                1,164,273
                   Government Assistance Corp.,
                   Refunding Series A, AMBAC,
                   5.50%, 04/01/2004
       1,000,000   New York City Series K,                             1,092,890
                   AMBAC, 8.00%, 04/01/2004

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,000,000   Clarence Central School                      $      1,019,400
                   District, New York, FSA,
                   2.75%, 05/15/2004
       1,240,000   Trumansburg Central School                          1,262,680
                   District, New York, FGIC,
                   2.625%, 06/15/2004
       1,000,000   Fayetteville-Manlius Central                        1,020,380
                   School District, New York, FGIC,
                   2.75%, 06/15/2004
       1,900,000   North Syracuse Central School                       1,946,664
                   District, New York, FSA,
                   3.00%, 06/15/2004
       3,000,000   New York State Dormitory                            3,114,450
                   Authority, Revenue, MBIA,
                   3.50%, 10/01/2004
       2,000,000   Suffolk County Industrial                           2,100,020
                   Development Agency, New York,
                   Southwest, FGIC,
                   4.80%, 02/01/2005
       1,225,000   Trumansburg Central School                          1,265,192
                   District, New York, FGIC,
                   3.00%, 06/15/2005
       1,000,000   Erie County, New York,                              1,091,830
                   FGIC, 5.00%, 09/01/2005
       2,000,000   Suffolk County, New York                            2,099,660
                   Industrial Development Agency,
                   Southwest Sewer System Revenue,
                   FGIC, 4.90%, 02/01/2006
         710,000   Utah Transit Authority, Utah                          798,317
                   Sales Tax Revenue Series A,
                   FSA, 5.00%, 06/15/2011
       1,000,000   Port Authority of New York &                        1,010,000
                   New Jersey Consolidated 72nd
                   Series, AMBAC,
                   7.40%, 10/01/2012
       1,260,000   Metropolitan Transportation                         1,439,752
                   Authority, New York, Certificates
                   of Participation Series A, AMBAC,
                   5.625%, 01/01/2013
         830,000   Metropolitan Transportation                           975,109
                   Authority, New York, Service
                   Contract, MBIA, 5.50%, 07/01/2013
       1,390,000   New York State Urban                                1,614,374
                   Development Corp., Revenue,
                   Correctional Facilities
                   Service Contract Series D,
                   FSA, 5.75%, 01/01/2015
       1,160,000   New York State Thruway                              1,278,761
                   Authority, Highway & Bridge
                   Trust Fund Series B, MBIA,
                   5.25%, 04/01/2017
                                                                ----------------
Total Insured (Cost $47,217,605)                                      48,113,009
                                                                ----------------

                        Schedule of Investments--Municipal Bond Portfolios    11

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            29.51%
--------------------------------------------------------------------------------
Local General Obligation: 3.58%
$      1,510,000   Hempstead Town, New York                     $      1,520,932
                   Series A, 5.00%, 12/15/2002
       1,500,000   New York City Series G,                             1,581,435
                   5.00%, 08/01/2004
       1,000,000   New York City Series B,                             1,058,760
                   5.25%, 08/01/2004
                                                                ----------------
Total Local General Obligation
(Cost $4,109,632)                                                      4,161,127
                                                                ----------------
Tax Lease: 14.99%
       1,000,000   New York State Urban                                1,011,150
                   Development Corp., Revenue
                   Correctional Facilities Series 6,
                   6.00%, 01/01/2003
       2,125,000   New York State Dormitory                            2,159,850
                   Authority, Revenue, Mental
                   Health Series B,
                   6.00%, 02/15/2003
       2,000,000   New York State Dormitory                            2,029,540
                   Authority, Revenue, Community
                   Enhancement Facilities Program
                   Series A, 4.50%, 04/01/2003
       2,000,000   New York State Dormitory                            2,045,700
                   Authority, Revenue, State
                   University Educational
                   Facilities 1998,
                   5.25%, 05/15/2003
       1,875,000   New York State Dormitory                            1,921,800
                   Authority, Revenue, City
                   University System Series B,
                   5.00%, 07/01/2003
       2,925,000   New York State Certificates                         2,998,564
                   of Participation,
                   4.25%, 09/01/2003
         355,000   Puerto Rico Urban Renewal &                           357,531
                   Housing Corp.,
                   7.875%, 10/01/2004
       2,000,000   Metropolitan Transportation                         2,094,520
                   Authority, New York, Service
                   Contract, 4.00%, 01/01/2005
       1,565,000   New York State Thruway                              1,707,822
                   Authority, Service Contract
                   Revenue, 5.60%, 04/01/2005
       1,000,000   New York State Dormitory                            1,109,550
                   Authority, Lease Revenue Court
                   Facilities, 5.25%, 08/01/2013
                                                                ----------------
Total Tax Lease (Cost $17,141,846)                                    17,436,027
                                                                ----------------
Special Tax: 10.94%
       3,280,000   Nassau County, Interim Finance                      3,290,037
                   Authority New York Sales Tax
                   Secured Series A 2, AMBAC,
                   4.00%, 11/15/2002

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$        750,000   New York City Transitional                   $        756,585
                   Finance Authority, Revenue,
                   4.00%, 02/01/2003
         300,000   New York City Transitional                            302,634
                   Finance Authority, Revenue,
                   4.00%, 02/01/2003
       3,640,000   Municipal Assistance                                3,756,480
                   Corporation, New York Series J,
                   5.75%, 07/01/2003
         800,000   New York City Transitional                            837,088
                   Finance Authority, Revenue,
                   5.00%, 02/01/2004
       2,525,000   New York City Transitional                          2,647,791
                   Finance Authority, Revenue,
                   4.00%, 11/01/2004
       1,000,000   New York City Transitional                          1,141,000
                   Finance Authority, Refunding,
                   5.50%, 11/01/2026
                                                                ----------------
Total Special Tax (Cost $12,541,995)                                  12,731,615
                                                                ----------------
Total Tax Supported (Cost $33,793,473)                                34,328,769
                                                                ----------------

--------------------------------------------------------------------------------
REVENUE:                                                                  11.47%
--------------------------------------------------------------------------------
Electric Revenue: 3.74%
       1,250,000   Long Island Power Authority,                        1,270,787
                   New York Electric Systems
                   Revenue, MBIA,
                   5.00%, 04/01/2003
       1,000,000   Long Island Power Authority,                        1,051,070
                   New York Electric Systems,
                   5.00%, 04/01/2004
       2,000,000   New York State Power                                2,027,500
                   Authority, Revenue & General
                   Purpose Adjusted Consented,
                   2.90%, 03/01/2020
                                                                ----------------
Total Electric Revenue (Cost $4,291,878)                               4,349,357
                                                                ----------------
Healthcare Revenue: 0.44%
         495,000   East Rochester, New York                              519,087
                   Housing Authority Revenue,
                   Refunding GNMA North Park
                   Nursing Home,
                   3.70%, 10/20/2006
                                                                ----------------
Total Healthcare Revenue (Cost $495,000)                                 519,087
                                                                ----------------
Tobacco Revenue: 2.21%
         840,000   New York County Trust I, New                          853,683
                   York Tobacco Settlement
                   Passthrough Bonds Series A,
                   5.25%, 06/01/2003
         360,000   Monroe Tobacco Asset                                  366,869
                   Securitization Corp., New York
                   Tobacco Settlement
                   Asset-Backed Revenue,
                   5.75%, 06/01/2003

12    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$        915,000   TSASC, Inc., New York,                       $        936,850
                   5.00%, 07/15/2008
         400,000   Nassau County, Tobacco                                409,032
                   Settlement Corp., New York
                   Tobacco Settlement
                   Asset-Backed Bonds Series A,
                   5.25%, 07/15/2011
                                                                ----------------
Total Tobacco Revenue (Cost $2,550,537)                               2,566,434
                                                                ----------------
Water/Sewer Revenue: 1.90%
       1,000,000   New York State Environmental                        1,032,060
                   Facilities Corp., Clean Water
                   & Drinking, 3.50%, 06/15/2004
          75,000   New York State Environmental                           75,296
                   Facilities Corp., Pollution
                   Control Revenue, State Water
                   Series C, 7.20%, 03/15/2011
         675,000   New York State Environmental                          802,514
                   Facilities Corp., Pollution
                   Control Revenue, State Water
                   Revenue, NYC Unrefunded
                   Balance, 5.75%, 06/15/2011
         300,000   New York State Environmental                          302,082
                   Facilities Corp. Pollution
                   Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority, Series 90-A,
                   7.50%, 06/15/2012
                                                                ----------------
Total Water/Sewer Revenue
(Cost $2,192,596)                                                      2,211,952
                                                                ----------------
Miscellaneous Revenue: 0.45%
         235,000   Virgin Islands Public Finance                         235,000
                   Authority Revenue, Refunding
                   Subordinated Lien-Fund Loan
                   Notes Series D, 5.50%, 10/01/2002
         280,000   New York Convention Center                            285,600
                   Operating Corp., New York,
                   Certificates of Participation,
                   Yale Building Acquisition
                   Project, 6.50%, 12/01/2004
                                                                ----------------
Total Miscellaneous Revenue
(Cost $518,604)                                                          520,600
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
Industrial Development/Pollution Control
Revenue: 2.73%
$        700,000   New York State Environmental                 $        703,815
                   Facilities Corporation, Solid
                   Waste Disposal Revenue Project
                   Series A, 4.00%, 05/01/2012
         570,000   Pope County, Arkansas Revenue,                        579,377
                   Refunding Entergy Arkansas Inc.
                   Project, 5.05%, 09/01/2028
         875,000   Matagorda County, Navigation                          882,542
                   District No. 1, Texas Pollution
                   Control Revenue, Refunding
                   Central Power & Light Series A,
                   3.75%, 05/01/2030
       1,000,000   Brazos River Authority, Texas                       1,008,370
                   Pollution Control Revenue,
                   Refunding TXU Electric Co.
                   Project Series D,
                   4.25%, 05/01/2033
                                                                ----------------
Total Industrial Development/Pollution
Control Revenue (Cost $3,145,537)                                      3,174,104
                                                                ----------------
Total Revenue (Cost $13,194,152)                                      13,341,534
                                                                ----------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $115,104,292)              100.49%         $116,879,601
(Note D, p. 14)
Cash and Other Assets, Less Liabilities             (0.49)             (572,478)
                                                    -----          ------------
Net Assets (Equivalent to $12.57
per share based on 9,249,897
shares of capital stock outstanding)               100.00%         $116,307,123
                                                   ======          ============

--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                                   Unrealized
Contracts  Description                             Value          Depreciation
--------------------------------------------------------------------------------
22         Interest Rate                          $2,490,813       $   (58,813)
           Swap 10 Yr. Future
           December 2002
                                                                ----------------
Total Short Futures Contract                                       $   (58,813)
                                                                ----------------
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
Notional                     Rate                                   Unrealized
Amount      Description    Received   Rate Paid  Termination/Date   Gain/(Loss)
-------------------------------------------------------------------------------
1,000,000   BMA Interest     2.62%    Variable*       11/01/04       $ 23,145
            Rate Swap
1,000,000   BMA Interest   Variable*    4.03          11/01/11        (74,830)
            Rate Swap
                                                                     ---------
Total Interest Rate Swaps                                            $ (51,685)
                                                                     ---------

*Variable interest based on the Municipal Swap Index, which fluctuates weekly.

                       Schedule of Investments--Municipal Bond Portfolios    13

--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    GNMA-Government National Mortgage Association
(B) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(C) Represents entire or partial position segregated as collateral for interest rate swaps.
(D) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,795,952 and gross unrealized depreciation of investments was $20,643 resulting in net unrealized appreciation of $1,775,309.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                        Diversified Municipal Portfolio
                               September 30, 2002
--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     3.08%
--------------------------------------------------------------------------------
$     11,300,000   Sublette County, Wyoming                     $     11,300,000
                   Pollution Control Revenue,
                   Exxon Project,
                   1.55%, 11/01/2014
       3,250,000   Port Authority of New York & New                    3,250,000
                   Jersey Special Obligation
                   Revenue, Versatile Structure
                   Obligation Series 2,
                   1.95%, 05/01/2019
       2,500,000   Massachusetts State Water                           2,500,000
                   Resources Authority, Refunding
                   Subordinated Series C,
                   1.60%, 08/01/2020
       1,200,000   Clark County School District,                       1,200,000
                   Nevada Series A,
                   2.05%, 06/15/2021
       2,400,000   New York City Series B,                             2,400,000
                   2.05%, 10/01/2022
       4,500,000   Burke County Development                            4,500,000
                   Pollution Authority, Georgia,
                   2.10%, 07/01/2024
       1,000,000   Saint Charles Parish, Louisiana                     1,000,000
                   Pollution Control Revenue,
                   Refunding Shell Oil Company
                   Project, 2.05%, 10/01/2025
       5,080,000   Allegheny County Industrial                         5,080,000
                   Development Authority,
                   Pennsylvania Health & Housing
                   Facilities Revenue, Refunding
                   Longwood Series A,
                   1.70%, 07/01/2027
       3,200,000   Lexington Fayette Urban County                      3,200,000
                   Airport Corporation, 1st
                   Mortgage Series A,
                   2.15%, 07/01/2028
       9,550,000   Louisville & Jefferson County,                      9,550,000
                   Regional Airport Authority,
                   Kentucky UPS Worldwide
                   Forwarding Series C,
                   1.95%, 01/01/2029
       2,600,000   Gulf Coast Waste Disposal                           2,600,000
                   Authority, Texas Environmental
                   Facilities Revenue, ExxonMobil
                   Project Series A,
                   2.10%, 06/01/2030

*See Note 1, page 33 in Notes to Financial Statements.

14    Schedule of Investments--Municipal Bond Portfolios

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,000,000   Stevenson Industrial                         $      1,000,000
                   Development Board, Alabama
                   Environmental, Mead
                   Corporation Project,
                   2.05%, 01/01/2031
       3,100,000   Connecticut State Health and                        3,100,000
                   Educational Facilities
                   Authority Yale University
                   Series V-2,
                   1.55%, 07/01/2036
       8,300,000   Valdez, Alaska Marine Terminal                      8,300,000
                   Revenue, Refunding BP
                   Pipelines Incorporated
                   Project, 2.05%, 07/01/2037
                                                                ----------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $58,980,000)                                                    58,980,000
                                                                ----------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                      7.10%
--------------------------------------------------------------------------------
       8,485,000   Denver City & County, Colorado                      8,713,756
                   Airport Revenue Series A,
                   7.25%, 11/15/2025,
                   Prerefunded 11/15/2002 @ 102
         505,000   Austin, Texas Utility System                          509,621
                   Revenue, MBIA,
                   9.25%, 11/15/2002,
                   Escrowed to Maturity
       3,000,000   Lower Colorado River                                3,089,280
                   Authority, Texas Revenue,
                   Fifth Supply Series, FSA,
                   5.40%, 01/01/2007,
                   Prerefunded 01/01/2003 @ 102
       1,900,000   Lower Colorado River                                1,957,000
                   Authority, Texas Revenue,
                   Fifth Supply Series, FSA,
                   5.50%, 01/01/2008,
                   Prerefunded 01/01/2003 @ 102
       3,970,000   Nebraska Public Power District                      4,095,333
                   Revenue, Power Supply System,
                   MBIA, 6.125%, 01/01/2015,
                   Prerefunded 01/01/2003 @ 102
       4,970,000   Connecticut State Series A,                         5,166,116
                   5.70%, 03/15/2011,
                   Prerefunded 03/15/2003 @ 102
          30,000   Metropolitan Pier & Exposition                         30,947
                   Authority, Illinois Dedicated
                   State Tax Revenue Series A,
                   5.90%, 06/15/2003,
                   Escrowed to Maturity
         220,000   Metropolitan Pier & Exposition                        226,646
                   Authority, Illinois Dedicated
                   State Tax Revenue, Series A,
                   5.90%, 06/15/2003,
                   Escrowed to Maturity

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$        375,000   Metropolitan Pier & Exposition               $        386,839
                   Authority, Illinois Dedicated
                   State Tax Revenue, McCormick
                   Place Series A,
                   5.90%, 06/15/2003,
                   Escrowed to Maturity
         375,000   Metropolitan Pier & Exposition                        386,839
                   Authority, Illinois Dedicated
                   State Tax Revenue Series A,
                   5.90%, 06/15/2003,
                   Escrowed to Maturity
       1,060,000   Metropolitan Pier & Exposition                      1,118,883
                   Authority, Illinois Dedicated
                   State Tax Revenue, FGIC,
                   6.50%, 06/15/2007,
                   Prerefunded 06/15/2003 @ 102
       3,255,000   Phoenix Civic Improvement                           3,433,602
                   Corporation, Arizona
                   Wastewater Systems Lease
                   Revenue, 6.125%, 07/01/2014,
                   Prerefunded 07/01/2003 @ 102
       2,845,000   St. Louis Regional Convention                       3,005,458
                   and Sports Complex Authority,
                   Missouri Series C,
                   7.90%, 08/15/2021,
                   Prerefunded 08/01/2003 @ 100
       1,400,000   Missouri State Regional                             1,465,744
                   Convention and Sports Complex
                   Authority Series A,
                   6.80%, 08/15/2011,
                   Prerefunded 08/15/2003 @ 100
       2,375,000   Missouri State Regional                             2,488,572
                   Convention and Sports Complex
                   Authority Series A,
                   6.90%, 08/15/2021,
                   Prerefunded 08/15/2003 @ 100
       1,130,000   St. Louis Regional Convention                       1,184,997
                   and Sports Complex Authority,
                   Missouri Series B,
                   7.00%, 08/15/2011,
                   Prerefunded 08/15/2003 @ 100
         945,000   Grapevine-Colleyville                                 994,887
                   Independent School District,
                   Texas Series A, AMBAC,
                   7.50%, 08/15/2003,
                   Escrowed to Maturity
       1,225,000   Montgomery County, Ohio                             1,278,386
                   Hospital Revenue, Grandview
                   Hospital & Medical Center,
                   5.25%, 12/01/2003,
                   Escrowed to Maturity
       3,000,000   Chicago, Illinois, MBIA,                            3,186,090
                   6.50%, 01/01/2004,
                   Escrowed to Maturity
       8,150,000   District of Columbia Series B,                      8,915,366
                   6.00%, 06/01/2007,
                   Prerefunded 06/01/2004 @ 102

                        Schedule of Investments--Municipal Bond Portfolios    15

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      3,875,000   Regional Transportation                      $      4,238,901
                   Authority, Illinois Series A,
                   AMBAC, 6.00%, 06/01/2008,
                   Prerefunded 06/01/2004 @ 102
         700,000   Metropolitan Pier & Exposition                        763,420
                   Authority, Illinois Dedicated
                   State Tax Revenue, McCormick
                   Place Series A,
                   5.70%, 06/15/2005,
                   Prerefunded 06/15/2004 @ 102
       1,620,000   Harris County, Texas Senior                         1,797,908
                   Lien Toll Road Series A, MBIA,
                   6.375%, 08/15/2024,
                   Prerefunded 08/15/2004 @ 102
       4,585,000   Texas Public Finance Authority                      4,961,749
                   Series A, 5.75%, 10/01/2009,
                   Prerefunded 10/01/2004 @ 100
       2,320,000   Texas Public Finance Authority                      2,510,634
                   Series A, 5.75%, 10/01/2011,
                   Prerefunded 10/01/2004 @ 100
       1,525,000   Cumberland County Municipal                         1,718,843
                   Authority, Pennsylvania
                   Revenue, 1st Mortgage Carlisle
                   Hospital & Health,
                   6.80%, 11/15/2023,
                   Prerefunded 11/15/2004 @ 102
       6,300,000   Cleveland, Ohio Public Power                        7,134,057
                   System Revenue, First Mortgage
                   Series A, MBIA,
                   7.00%, 11/15/2024,
                   Prerefunded 11/15/2004 @ 102
       2,330,000   Fulton County Building                              2,687,329
                   Authority, Georgia Series A,
                   8.75%, 01/01/2005,
                   Escrowed to Maturity
       1,530,000   New York City Series I,                             1,750,871
                   5.875%, 03/15/2013,
                   Prerefunded 03/15/2006 @ 101.50
       1,035,000   Massachusetts Consolidated                          1,171,082
                   Loans Series B, FGIC,
                   5.50%, 06/01/2012,
                   Prerefunded 06/01/2006 @ 101
       2,145,000   Nebraska Public Power District                      2,288,136
                   Revenue, Power Supply Systems
                   Series C, 4.75%, 01/01/2007,
                   Escrowed to Maturity
       4,775,000   Chicago, Illinois, Emergency                        5,368,771
                   Telephone System, FGIC,
                   5.50%, 01/01/2007,
                   Escrowed to Maturity
       1,000,000   Illinois Educational                                1,171,280
                   Facilities Authority Revenue,
                   Loyola University, Chicago
                   Series A, 7.00%, 07/01/2007,
                   Escrowed to Maturity

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------

$         10,000   Connecticut State,                                  $  11,433
                   5.50%, 12/01/2007,
                   Escrowed to Maturity
       3,495,000   Ohio State Public Facilities                        3,804,727
                   Commission, Higher Education
                   Capital Facilities Series A,
                   AMBAC, 5.25%, 05/01/2009,
                   Escrowed to Maturity
         160,000   District of Columbia,                                 185,027
                   Prerefunded 2001 Series B,
                   FSA, 5.50%, 06/01/2009,
                   Escrowed to Maturity
         235,000   Palm Beach County Solid Waste                         280,820
                   Authority, Florida Revenue
                   Series A, AMBAC,
                   6.00%, 10/01/2009,
                   Escrowed to Maturity
       1,145,000   Montgomery County, Ohio                             1,287,438
                   Hospital Revenue, Grandview
                   Hospital & Medical Center,
                   5.40%, 12/01/2009,
                   Escrowed to Maturity
       2,100,000   Montgomery County, Ohio                             2,428,650
                   Hospital Revenue, Grandview
                   Hospital & Medical Center,
                   5.50%, 12/01/2010,
                   Prerefunded 12/01/2009 @ 100
       1,000,000   Montgomery County, Ohio                             1,162,890
                   Hospital Revenue, Grandview
                   Hospital & Medical Center,
                   5.60%, 12/01/2011,
                   Prerefunded 12/01/2009 @ 100
       2,755,000   Tarrant County Health                               3,090,449
                   Facilities Development Corp.,
                   Texas, Harris Methodist Health
                   System Series A,
                   5.125%, 09/01/2012,
                   Escrowed to Maturity
       4,100,000   North Carolina Municipal Power                      4,794,007
                   Agency No. 1, Catawba Electric
                   Revenue, 5.50%, 01/01/2013,
                   Escrowed to Maturity
       2,045,000   Retama Development Corp.,                           3,013,307
                   Texas Special Facilities
                   Revenue, Retama Racetrack,
                   8.75%, 12/15/2013,
                   Escrowed to Maturity
         150,000   Florida State Board of                                217,173
                   Education Capital Outlay,
                   9.125%, 06/01/2014,
                   Escrowed To Maturity
         950,000   Massachusetts Water Pollution                       1,100,851
                   Abatement Series B,
                   5.25%, 08/01/2014,
                   Escrowed to Maturity

16    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,125,000   Retama Development Corp.,                    $      1,707,862
                   Texas Special Facilities
                   Revenue, Retama Racetrack,
                   8.75%, 12/15/2015,
                   Escrowed to Maturity
       3,860,000   Retama Development Corp.,                           5,754,720
                   Texas Special Facilities
                   Revenue, Retama Racetrack,
                   8.75%, 12/15/2014,
                   Escrowed to Maturity
       1,000,000   Bell County Health Facilities                       1,256,580
                   Development Corp., Texas,
                   Lutheran General Health Care
                   System, 6.50%, 07/01/2019,
                   Escrowed to Maturity
       4,940,000   Rhode Island Depositors                             5,883,441
                   Economic Protection Corp.
                   Series A, FSA,
                   5.75%, 08/01/2019,
                   Escrowed to Maturity
       1,500,000   Rhode Island Depositors                             1,740,840
                   Economic Protection Corp.
                   Series A, FSA,
                   5.50%, 08/01/2020,
                   Escrowed to Maturity
       1,605,000   North Carolina Eastern                              1,947,716
                   Municipal Power Agency, Power
                   System Revenue Series A,
                   6.00%, 01/01/2026,
                   Prerefunded 01/01/2022 @ 100
       5,780,000   Rhode Island Depositors                             7,341,872
                   Economic Protection Corp.
                   Series A, 6.375%, 08/01/2022,
                   Escrowed to Maturity
                                                               ----------------
Total Prerefunded/Escrowed (Cost $123,932,145)                       136,207,146
                                                               ----------------

--------------------------------------------------------------------------------
INFLATION ADJUSTED:                                                        1.42%
--------------------------------------------------------------------------------
       1,000,000   Orlando, Florida Waste Water                        1,000,000
                   System Revenue Series A,
                   Variable Rate CPI Bond, MBIA,
                   4.54%, 10/01/2002
       1,760,000   Orlando, Florida Waste Water                        1,776,174
                   System Revenue Series A,
                   Variable Rate CPI Bond,
                   4.56%, 10/01/2003
       1,900,000   Orlando, Florida Waste Water                        1,922,021
                   System Revenue Series A,
                   Variable Rate CPI Bond,
                   4.58%, 10/01/2004
       2,050,000   Orlando, Florida Waste Water                        2,073,985
                   System Revenue Series A,
                   Variable Rate CPI Bond,
                   4.60%, 10/01/2005

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      2,165,000   Orlando, Florida Waste Water                 $      2,186,867
                   System Revenue Series A,
                   Variable Rate CPI Bond,
                   4.62%, 10/01/2006
       1,790,000   Orlando, Florida Waste Water                        1,794,099
                   System Revenue Series A,
                   Variable Rate CPI Bond,
                   4.64%, 10/01/2007
       5,965,000   Orlando, Florida Waste Water                        5,978,660
                   System Revenue Series A,
                   Variable Rate CPI Bond,
                   Mandatory Put 10/01/2007,
                   4.64%, 10/01/2015
       5,685,000   Illinois Development Finance                        5,691,424
                   Authority, Adventist Health
                   System Series B, Variable Rate
                   CPI Bond, MBIA,
                   2.10%, 01/01/2019
       4,750,000   Delaware Valley Regional                            4,838,540
                   Finance Authority,
                   Pennsylvania Local Government
                   Revenue Series A, Variable
                   Rate CPI Bond, AMBAC,
                   Mandatory Put 07/01/2007,
                   4.585%, 07/01/2027
                                                               -----------------
Total Inflation Adjusted (Cost $26,136,744)                           27,261,770
                                                               -----------------

--------------------------------------------------------------------------------
INSURED:                                                                  39.29%
--------------------------------------------------------------------------------
         595,000   Austin, Texas Utility System                          600,307
                   Revenue, MBIA,
                   9.25%, 11/15/2002
       4,295,000   Nassau County, New York Series C,                   4,334,299
                   FSA, 5.125%, 01/01/2003
       1,800,000   Chicago, Illinois O'Hare                            1,816,218
                   International Airport Revenue
                   Series A, MBIA,
                   5.25%, 01/01/2003
       3,200,000   Chicago Public Building                             3,238,336
                   Commission, Illinois Revenue
                   Series C, FGIC,
                   5.125%, 02/01/2003
       1,525,000   Carroll Independent School                          1,544,688
                   District, Texas Series A,
                   PSF Guaranteed,
                   5.00%, 02/15/2003
       2,160,000   Plano Independent School                            2,195,748
                   District, Texas, PSF
                   Guaranteed,
                   6.00%, 02/15/2003
       1,625,000   Hawaii State Series CN, FGIC,                       1,656,623
                   6.25%, 03/01/2003
       3,100,000   Illinois State Series A, FSA,                       3,154,808
                   5.00%, 04/01/2003

                        Schedule of Investments--Municipal Bond Portfolios    17

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      2,640,000    Blair County Convention and                 $      2,700,535
                    Sports Facilities Authority,
                    Pennsylvania Revenue, FSA,
                    5.40%, 05/01/2003
       1,215,000    Walled Lake Consolidated                           1,246,894
                    School District, Michigan, MBIA,
                    6.00%, 05/01/2003
       3,000,000    Reedy Creek Improvement                            3,070,170
                    District, Florida Refunding
                    Series A, AMBAC,
                    5.00%, 06/01/2003
       1,000,000    New Jersey State                                   1,031,690
                    Transportation Trust Fund
                    Authority Series A, AMBAC,
                    6.00%, 06/15/2003
       4,290,000    Phoenix Civic Improvement                          4,409,219
                    Corp., Arizona Municipal
                    Facilities Excise Tax Revenue,
                    FGIC, 5.25%, 07/01/2003
       2,400,000    Pima County, Arizona, FGIC,                        2,466,696
                    5.25%, 07/01/2003
      12,710,000    Rockdale County Water & Sewer                     13,063,211
                    Authority, Georgia Revenue
                    Series B, MBIA,
                    5.25%, 07/01/2003 (Note B, p. 34)
       3,000,000    Kentucky State Property &                          3,084,750
                    Buildings Commission Refunding
                    Project Number 69 Series B,
                    FSA, 5.00%, 08/01/2003
       2,500,000    Kentucky State Property &                          2,571,450
                    Buildings Commission Refunding
                    Project Number 69 Series C,
                    FSA, 5.00%, 08/01/2003
       7,345,000    New York City Series A-1,                          7,630,794
                    AMBAC, 6.25%, 08/01/2003
       2,620,000    Lewisville Independent School                      2,720,608
                    District, Texas, PSF
                    Guaranteed,
                    6.00%, 08/15/2003
       3,005,000    New Haven, Connecticut Series B,                   3,142,990
                    FSA, 5.75%, 11/01/2003
       4,500,000    Metropolitan Football Stadium                      4,393,710
                    District, Colorado Sales Tax
                    Revenue, Series B, MBIA,
                    0.00%, 01/01/2004
       2,300,000    Du Page County, Illinois                           2,404,144
                    Transportation Revenue, FSA,
                    5.25%, 01/01/2004
       2,870,000    Clark County Public Utility                        3,030,404
                    District No. 1, Washington
                    Generating System Revenue,
                    FGIC, 6.00%, 01/01/2004
       1,000,000    Pennsylvania State First                           1,047,070
                    Series, MBIA,
                    5.25%, 01/15/2004

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      3,130,000    Plano Independent School                    $      3,317,550
                    District, Texas, PSF
                    Guaranteed,
                    6.00%, 02/15/2004
       3,590,000    Kansas City, Missouri                              3,764,079
                    Passenger Facility Charge
                    Revenue, AMBAC,
                    5.00%, 04/01/2004
       3,190,000    Illinois State, MBIA,                              3,368,130
                    5.50%, 04/01/2004
       1,425,000    Louisiana State Series B, FSA,                     1,507,280
                    5.50%, 04/15/2004
       2,410,000    Louisville and Jefferson                           2,688,885
                    County Metropolitan Sewer
                    District, Kentucky Sewer and
                    Drainage Systems Revenue
                    Series A, FGIC,
                    9.00%, 05/15/2004
       1,605,000    Pennsylvania Economic                              1,664,786
                    Development Financing
                    Authority Revenue,
                    Northwestern Human Services
                    Series A, ACA,
                    4.60%, 06/01/2004
       1,000,000    District of Columbia Series B-3,                   1,056,390
                    MBIA, 5.20%, 06/01/2004
       3,770,000    New Jersey State                                   4,014,861
                    Transportation Trust Fund
                    Authority Series A, FSA,
                    5.50%, 06/15/2004
       1,000,000    Anchorage, Alaska Series B,                        1,040,580
                    MBIA, 4.00%, 07/01/2004
       1,000,000    Port of Portland, Oregon                           1,047,900
                    Airport Revenue, AMT Refunding
                    International Airport 15B,
                    FGIC, 4.50%, 07/01/2004
       2,800,000    Florida State Board of                             2,962,064
                    Education Lottery Revenue
                    Series B, FGIC, 5.00%, 07/01/2004
       1,700,000    Louisville and Jefferson                           1,798,702
                    County Regional Airport
                    Authority, Kentucky Airport
                    Systems Revenue Series A,
                    FSA, 5.00%, 07/01/2004
       1,265,000    Rhode Island State Economic                        1,340,090
                    Development Corp. Revenue,
                    Providence Place Mall Senior
                    Note Obligation, Asset Guaranty,
                    Radian, 5.45%, 07/01/2004
       2,750,000    Maricopa County Unified School                     2,946,460
                    District No. 69, Arizona,
                    Paradise Valley Project of
                    1999 Series A, MBIA,
                    5.75%, 07/01/2004
       4,030,000    Regional Transportation                            4,314,317
                    Authority, Illinois, MBIA,
                    5.75%, 07/01/2004

18    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,205,000   University of Hawaii                         $      1,238,945
                   University Systems Revenue
                   Series A, FGIC,
                   3.25%, 07/15/2004
       2,000,000   Kentucky State Property &                           2,121,600
                   Buildings Commission Refunding
                   Project Number 69 Series C,
                   FSA, 5.00%, 08/01/2004
       5,755,000   Palm Beach County School                            6,103,811
                   District, Florida Refunding,
                   MBIA, 5.00%, 08/01/2004
       4,250,000   Duval County School District,                       4,593,315
                   Florida Refunding, AMBAC,
                   6.125%, 08/01/2004
       1,065,000   Bethlehem Area School                               1,122,893
                   District, Pennsylvania, FGIC,
                   4.50%, 09/01/2004
       2,945,000   Pittsburgh School District,                         3,160,280
                   Pennsylvania Series A, AMBAC,
                   5.50%, 09/01/2004
       2,430,000   Tampa, Florida Utility Tax &                        2,638,057
                   Special Revenue Refunding,
                   AMBAC, 6.00%, 10/01/2004
       7,715,000   New Jersey State Turnpike                           8,297,714
                   Authority Revenue Series A,
                   MBIA, 5.25%, 01/01/2005
       1,000,000   Chicago, Public Building                            1,079,450
                   Commission, Illinois Revenue
                   Series C, FGIC,
                   5.375%, 02/01/2005
       8,870,000   New York City Series E, AMBAC,                      9,820,509
                   6.50%, 02/15/2005
       3,340,000   Hawaii State Series CS, MBIA,                       3,612,177
                   5.25%, 04/01/2005
       1,250,000   Minneapolis, Minnesota Health                       1,328,925
                   Care System Revenue, Fairview
                   Health Services Series B,
                   MBIA, 4.50%, 05/15/2005
         800,000   Metropolitan Pier & Exposition                        866,368
                   Authority, Illinois Dedicated
                   State Tax Revenue, McCormick
                   Place Series A, MBIA,
                   5.70%, 06/15/2005
       1,815,000   New Jersey State                                    2,012,418
                   Transportation Trust Fund
                   Authority, Transportation
                   System Series B, MBIA,
                   6.00%, 06/15/2005
       1,725,000   Washington Public Power Supply                      1,910,748
                   System Revenue, Nuclear
                   Project No.1 Series A, AMBAC,
                   6.00%, 07/01/2005
       2,395,000   Hawaii State Airports Systems                       2,632,488
                   Revenue Series B, FGIC,
                   6.125%, 07/01/2005

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,640,000   New York State Dormitory                     $      1,835,915
                   Authority Revenue, City
                   University System Consolidated
                   Series C, AMBAC,
                   6.25%, 07/01/2005
       2,000,000   Chicago, Illinois Refunding                         2,143,220
                   Series A, AMBAC,
                   4.50%, 01/01/2006
       2,500,000   Hawaii State Series CA, FSA,                        2,759,350
                   5.50%, 01/01/2006
       1,000,000   Allegheny County, Pennsylvania                      1,103,590
                   Airport Revenue, Pittsburgh
                   International Airport Series
                   A-1, MBIA, AMT,
                   5.75%, 01/01/2006
       1,200,000   Williamson County, Texas, FSA,                      1,309,656
                   5.00%, 02/15/2006
       2,385,000   Johnston County, North                              2,538,236
                   Carolina Public Improvement,
                   FSA, 4.00%, 03/01/2006
       1,000,000   Utah State Board of Regents,                        1,100,670
                   Student Loan Revenue Series J,
                   AMBAC, AMT,
                   6.00%, 05/01/2006
       1,895,000   Minneapolis, Minnesota Health                       2,038,849
                   Care System Revenue, Fairview
                   Health Services Series B,
                   MBIA, 4.50%, 05/15/2006
       9,000,000   Michigan State Comprehensive                        9,891,000
                   Transportation Revenue,
                   Refunding Series A, FSA,
                   5.00%, 05/15/2006
       1,340,000   Arlington, Texas Waterworks &                       1,518,635
                   Sewer Revenue, AMBAC,
                   6.00%, 06/01/2006
      12,780,000   Clark County School District,                      14,049,310
                   Nevada Series C, MBIA,
                   5.00%, 06/15/2006
       6,520,000   Delaware Transportation                             7,041,470
                   Authority Transportation
                   System Revenue Refunding, FSA,
                   4.375%, 07/01/2006
       2,095,000   Virginia Port Authority                             2,376,337
                   Facilities Revenue, MBIA, AMT,
                   6.00%, 07/01/2006
       3,000,000   Duval County School District,                       3,457,410
                   Florida Refunding, AMBAC,
                   6.30%, 08/01/2006
       2,200,000   Clark County Public Utility                         2,463,186
                   District No. 1, Washington
                   Electric Revenue, AMBAC,
                   5.50%, 01/01/2007
       4,485,000   Cleveland, Ohio Waterworks                          5,034,995
                   Revenue Series G, MBIA,
                   5.50%, 01/01/2007

                        Schedule of Investments--Municipal Bond Portfolios    19

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$     6,110,000    Chicago, Illinois O'Hare                     $      6,879,188
                   International Airport Revenue,
                   Second Lien-Series A, AMBAC,
                   6.00%, 01/01/2007
      5,015,000    Massachusetts State Refunding                       5,645,837
                   Series A, MBIA,
                   5.50%, 02/01/2007 (Note C, p. 34)
      1,000,000    Williamson County, Texas                            1,103,650
                   Limited Tax Notes Series B,
                   FSA, 5.00%, 02/15/2007
      1,965,000    Waco Independent School                             2,188,892
                   District, Texas Refunding, PSF
                   Guaranteed,
                   5.25%, 02/15/2007
      1,000,000    Prince Georges County,                              1,151,980
                   Maryland Consolidated Public
                   Improvement Series A, MBIA,
                   6.00%, 03/15/2007
      5,140,000    New York State Thruway                              5,694,606
                   Authority Highway & Bridge
                   Trust Fund Series B, AMBAC,
                   5.00%, 04/01/2007
      2,255,000    New Jersey Economic                                 2,552,119
                   Development Authority Revenue
                   Transportation Project
                   Sublease Series A, FSA,
                   5.50%, 05/01/2007
      2,000,000    Walled Lake Consolidated                            2,304,700
                   School District, Michigan,
                   MBIA, 6.00%, 05/01/2007
      1,000,000    Michigan State Comprehensive                        1,110,180
                   Transportation Revenue Series B,
                   FSA, 5.00%, 05/15/2007
      1,715,000    Northeast Hospital Authority,                       1,947,743
                   Texas Northeast Medical
                   Center Hospital Revenue, FSA,
                   5.75%, 05/15/2007
      9,770,000    District of Columbia Refunding                     10,992,129
                   Series B-1, AMBAC,
                   5.50%, 06/01/2007
      2,525,000    Philadelphia, Pennsylvania                          2,904,810
                   Airport Revenue Series A,
                   FGIC, 6.00%, 06/15/2007
      1,200,000    Philadelphia, Pennsylvania                          1,368,516
                   Airport Revenue Series B,
                   FGIC, AMT,
                   6.00%, 06/15/2007
      9,475,000    Wisconsin State Transportation                     10,523,693
                   Revenue Series A, MBIA,
                   5.00%, 07/01/2007
      1,105,000    Delaware Transportation                             1,276,960
                   Authority System Revenue,
                   AMBAC, 6.00%, 07/01/2007
      2,030,000    MTA, New York Commuter                              2,365,681
                   Facilities Revenue Series C-1,
                   FGIC, 6.00%, 07/01/2007

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$     2,775,000    Washington Public Power Supply               $      3,185,672
                   System Revenue, Nuclear
                   Project No.1 Series A, AMBAC,
                   6.00%, 07/01/2007
      5,665,000    Washoe County School District,                      6,302,426
                   Nevada Refunding, FSA,
                   5.00%, 08/01/2007
      5,975,000    Hawaii State Series CV, FGIC,                       6,791,006
                   5.50%, 08/01/2007
      1,000,000    Cook County, Illinois MBIA,                         1,188,490
                   7.25%, 11/01/2007
      2,115,000    Connecticut State Resource                          2,444,263
                   Recovery Authority,
                   Mid-Connecticut System Series A,
                   MBIA, 5.75%, 11/15/2007
      1,400,000    Massachusetts Consolidated                          1,543,458
                   Loans Series A, MBIA,
                   5.00%, 01/01/2008
      2,270,000    Clark County Public Utility                         2,566,916
                   District No. 1, Washington
                   Electric Revenue, AMBAC,
                   5.50%, 01/01/2008
      1,465,000    Sangamon County School                              1,628,201
                   District No. 186, Illinois,
                   FGIC, 5.55%, 01/01/2008
      1,000,000    Berkley City School District,                       1,200,770
                   Michigan, FGIC,
                   7.00%, 01/01/2008
      5,330,000    Hawaii State Refunding Series CY,                   5,971,945
                   FSA, 5.25%, 02/01/2008
      1,000,000    Memphis-Shelby County Airport                       1,143,910
                   Authority, Tennessee Revenue
                   Series A, MBIA, AMT,
                   6.00%, 02/15/2008
      1,875,000    Port of Port Arthur Navigation                      2,177,344
                   District, Texas, AMBAC,
                   6.00%, 03/01/2008
      8,400,000    District of Columbia Refunding                      9,522,912
                   Series B-1, AMBAC,
                   5.50%, 06/01/2008
      1,095,000    Haverhill, Massachusetts,                           1,260,476
                   FGIC, 6.00%, 06/15/2008
      1,000,000    Ivy Tech State College,                             1,114,820
                   Indiana Student Fee Series G,
                   AMBAC, 5.00%, 07/01/2008
      1,810,000    Wayne County Community                              2,024,955
                   College, Michigan Community
                   College Improvement, FGIC,
                   5.00%, 07/01/2008
      6,100,000    Anchorage, Alaska Refunding                         6,894,586
                   Series B, MBIA, 5.25%, 07/01/2008
      2,000,000    Intermountain Power Agency,                         2,390,947
                   Utah Power Supply Revenue
                   Series A, AMBAC,
                   6.50%, 07/01/2008

20    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      5,430,000   Ohio State Building Authority                $      6,185,150
                   Refunding, State Facilities
                   Administration Building Fund
                   Project B, FSA,
                   5.25%, 10/01/2008
       4,140,000   Metropolitan Washington                             4,480,432
                   Airport Authority, Virginia
                   Revenue Series A, MBIA, AMT,
                   5.80%, 10/01/2008
       1,265,000   Emerald Peoples Utility                             1,584,590
                   District, Oregon, FGIC,
                   7.35%, 11/01/2008
       2,750,000   Indianapolis, Indiana Resource                      3,259,712
                   Recovery Revenue, Ogden Martin
                   System Inc. Project, AMBAC,
                   6.75%, 12/01/2008
       5,000,000   Clark County Public Utility                         5,626,950
                   District No. 1, Washington
                   Electric Revenue, AMBAC,
                   5.25%, 01/01/2009
       1,675,000   Chicago, Illinois O'Hare                            1,925,145
                   International Airport Revenue,
                   Second Lien-Series C, MBIA,
                   5.75%, 01/01/2009
       2,070,000   North Carolina Eastern                              2,349,926
                   Municipal Power Agency, Power
                   System Revenue Series B, ACA,
                   6.125%, 01/01/2009
       1,000,000   Middlesex County Utilities                          1,098,610
                   Authority, New Jersey Sewer
                   Revenue Series A, FGIC,
                   5.15%, 03/15/2009
       1,045,000   Illinois State Refunding 1st                        1,178,865
                   Series, FSA,
                   5.25%, 04/01/2009
       2,100,000   District of Columbia 2001                           2,398,410
                   Series B, FSA,
                   5.50%, 06/01/2009
       1,185,000   New Mexico State Highway                            1,325,541
                   Commission Revenue,
                   Subordinated Lien Tax Series B,
                   AMBAC, 5.00%, 06/15/2009
       7,000,000   Metropolitan Pier & Exposition                      7,940,100
                   Authority, Illinois Dedicated
                   State Tax Revenue, McCormick
                   Place Series A, MBIA,
                   5.25%, 06/15/2009
       3,790,000   New Jersey Economic                                 4,261,855
                   Development Authority Market
                   Transition Facilities Revenue
                   Senior Lien Series A, MBIA,
                   5.00%, 07/01/2009
       1,780,000   Massachusetts Port Authority                        2,014,960
                   Revenue Series B, FSA,
                   5.50%, 07/01/2009

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,370,000   Mobile, Alabama (Warrants                    $      1,557,224
                   expire 08/15/2009), AMBAC,
                   5.25%, 08/15/2009
       1,530,000   Texas Municipal Power Agency                        1,740,314
                   Revenue, MBIA,
                   5.25%, 09/01/2009
       6,410,000   Metropolitan Washington                             6,916,710
                   Airport Authority, Virginia
                   Revenue, General Airport
                   Series A, MBIA,
                   5.90%, 10/01/2009
       1,000,000   Anchorage, Alaska, FGIC,                            1,188,010
                   6.00%, 10/01/2009
       4,070,000   Palm Beach County Solid Waste                       4,790,268
                   Authority, Florida Revenue
                   Series A, AMBAC,
                   6.00%, 10/01/2009
       1,370,000   Indiana Transportation Finance                      1,617,847
                   Authority, Airport Facilities
                   Lease Revenue Series A, AMBAC,
                   6.00%, 11/01/2009
       5,000,000   Connecticut State Resource                          5,580,100
                   Recovery Authority Series A,
                   MBIA, 5.375%, 11/15/2009
       1,000,000   Providence Public Building                          1,113,790
                   Authority, Rhode Island Series A,
                   FSA, 5.10%, 12/15/2009
       1,890,000   Chicago, Illinois O'Hare                            2,094,158
                   International Airport Revenue,
                   Second Lien-Series C, MBIA,
                   5.00%, 01/01/2010
       1,000,000   Memphis-Shelby County Airport                       1,175,040
                   Authority, Tennessee Revenue
                   Series A, MBIA, AMT,
                   6.25%, 02/15/2010
       1,065,000   Detroit City School District,                       1,292,612
                   Michigan Series A, AMBAC,
                   6.50%, 05/01/2010
       1,365,000   Intermountain Power Agency,                         1,528,322
                   Utah Power Supply Revenue
                   Refunding, AMBAC,
                   5.00%, 07/01/2010
       2,510,000   Detroit, Michigan Sewage                            2,980,977
                   Disposal Revenue Series B,
                   MBIA, 6.00%, 07/01/2010
       3,000,000   Houston, Texas Hotel                                3,469,710
                   Occupancy Tax & Special
                   Revenue, Refunding Convention
                   & Entertainment Series A,
                   AMBAC, 5.50%, 09/01/2010
       1,500,000   Brownsville, Texas Utilities                        1,812,810
                   System Revenue, AMBAC,
                   6.25%, 09/01/2010
       2,065,000   Broward County, Florida                             2,291,035
                   Airport System Revenue Series E,
                   MBIA, AMT, 5.25%, 10/01/2010

                        Schedule of Investments--Municipal Bond Portfolios    21

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     4,565,000    Metropolitan Washington                      $      4,916,596
                   Airport Authority, District of
                   Columbia Revenue, Virginia
                   General Airport Series A,
                   MBIA, 5.90%, 10/01/2010
      5,000,000    Connecticut State Resource                          5,557,350
                   Recovery Authority Series A,
                   MBIA, 5.375%, 11/15/2010
      1,000,000    Amarillo Junior College                             1,050,740
                   District, Texas, FGIC,
                   5.125%, 02/15/2011
      2,000,000    Louisiana State Office                              2,269,780
                   Facilities Corp., Lease
                   Revenue, Capitol Complex
                   Program Series A, MBIA,
                   5.50%, 03/01/2011
      3,975,000    New York State Thruway                              4,548,274
                   Authority Highway & Bridge
                   Trust Fund Refunding Series C,
                   MBIA, 5.25%, 04/01/2011
      1,335,000    Utah Transit Authority Sales                        1,501,061
                   Tax Revenue Series A, FSA,
                   5.00%, 06/15/2011
      14,730,000   New Jersey Economic                                16,701,758
                   Development Authority Market
                   Transition Facilities Revenue,
                   Refunding Senior Lien Series A,
                   MBIA, 5.00%, 07/01/2011
      1,915,000    Philadelphia Parking                                2,189,936
                   Authority, Pennsylvania
                   Revenue, FSA,
                   5.50%, 09/01/2011
      1,275,000    Brownsville, Texas Utility                          1,558,879
                   System Revenue, AMBAC,
                   6.25%, 09/01/2011
      1,550,000    Ohio State Building Authority                       1,818,785
                   Refunding State Adult
                   Correction Facilities Series A,
                   FSA, 5.50%, 10/01/2011
      3,470,000    Weld County School District                         3,944,696
                   Number 6 (Greeley), Colorado
                   Refunding, FSA,
                   5.00%, 12/01/2011
      2,100,000    Grand Rapids, Michigan Water                        2,461,998
                   Supply Systems Revenue, FGIC,
                   5.75%, 01/01/2012
      4,000,000    Richmond, Virginia, FSA,                            4,666,720
                   5.50%, 01/15/2012
      1,025,000    Goose Creek Independent School                      1,074,097
                   District, Texas, PSF
                   Guaranteed,
                   5.00%, 02/15/2012
      1,000,000    Amarillo Junior College                             1,047,000
                   District, Texas, FGIC,
                   5.125%, 02/15/2012

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     2,000,000    Municipal Electric Authority                 $      2,318,980
                   of Georgia, Combustion Turbine
                   Project Series A, MBIA,
                   5.25%, 11/01/2012
      4,645,000    Weld County School District                         5,295,950
                   Number 6 (Greeley), Colorado
                   Refunding, FSA,
                   5.00%, 12/01/2012
      3,455,000    Hamilton County, Ohio Sales                         4,053,406
                   Tax Subordinated Series B,
                   AMBAC, 5.75%, 12/01/2012
      1,075,000    Anchorage, Alaska School                            1,286,023
                   Improvement Series B, FGIC,
                   5.875%, 12/01/2012
      3,500,000    Municipal SBDT Co. Water                            4,111,485
                   Conservancy District,
                   Municipal Sub-District Revenue
                   Series F, AMBAC,
                   6.50%, 12/01/2012
      2,475,000    Chicago Public Building                             2,761,927
                   Commission, Illinois Revenue,
                   Chicago Park District Series A,
                   FGIC, 5.375%, 01/01/2013
      2,895,000    Manchester Housing &                                3,270,539
                   Redevelopment Authority, New
                   Hampshire Revenue Series A,
                   ACA, 6.75%, 01/01/2013
      2,085,000    New York State Dormitory                            2,272,775
                   Authority Lease Revenue,
                   Mental Health Facilities
                   Improvement Project Series 1,
                   FSA, 5.125%, 01/15/2013
      1,195,000    New York State Dormitory                            1,327,502
                   Authority, Mental Health
                   Services Facilities
                   Improvement Series D, MBIA,
                   5.25%, 02/15/2013
      15,600,000   Metropolitan Transportation                        18,327,348
                   Authority New York Service
                   Contract Series B, MBIA,
                   5.50%, 07/01/2013
       1,035,000   Sacramento Municipal Utility                        1,319,967
                   District, California Series G,
                   MBIA, 6.50%, 09/01/2013
       2,445,000   Sunrise, Florida Utility                            2,885,638
                   System Revenue, AMBAC,
                   5.50%, 10/01/2013
       3,410,000   St. Clair County, Illinois,                         3,916,521
                   FGIC, 5.625%, 10/01/2013
       3,000,000   Hamilton County, Ohio Sales                         3,491,640
                   Tax Subordinated Series B,
                   AMBAC, 5.75%, 12/01/2013
       2,390,000   Illinois State First Series,                        2,837,790
                   MBIA, 5.75%, 12/01/2013

22    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      2,235,000   Manchester Housing &                         $      2,514,666
                   Redevelopment Authority, New
                   Hampshire Revenue Series A,
                   ACA, 6.75%, 01/01/2014
       1,555,000   Washoe County School District,                      1,707,281
                   Nevada, FGIC,
                   5.25%, 06/01/2014
       5,425,000   Washington State Health Care                        5,956,813
                   Facilities Authority,
                   Children's Hospital & Regional
                   Medical Center, FSA,
                   5.25%, 10/01/2014
       1,150,000   Douglas County School District                      1,348,295
                   No. 206 (Eastmont),
                   Washington, FGIC,
                   5.75%, 12/01/2014
       1,000,000   Manchester Housing &                                1,123,830
                   Redevelopment Authority, New
                   Hampshire Revenue Series A,
                   ACA, 6.75%, 01/01/2015
       3,000,000   Colorado Department of                              3,603,570
                   Transportation, Transportation
                   Revenue, AMBAC,
                   6.00%, 06/15/2015
       3,370,000   Cypress-Fairbanks Independent                       3,625,379
                   School District, Texas, PSF
                   Guaranteed,
                   5.25%, 02/15/2016
       3,515,000   Lansing Community College                           4,006,010
                   Michigan, FGIC,
                   5.50%, 05/01/2016
       10,745,000  Lower Colorado River                               12,305,067
                   Authority, Texas Revenue
                   Series A, FSA,
                   5.875%, 05/15/2016
       1,800,000   Magnolia Independent School                         1,914,840
                   District, Texas, PSF
                   Guaranteed,
                   5.00%, 08/15/2016
       1,430,000   District of Columbia Water &                        1,790,331
                   Sewer Authority, Public
                   Utility Revenue, FSA,
                   6.00%, 10/01/2016
       3,000,000   Houston, Texas Water & Sewer                        3,494,640
                   Systems Revenue, Refunding
                   Junior Lien Forward Series B,
                   AMBAC, 5.75%, 12/01/2016
       6,995,000   Hawaii State Series CX, FSA,                        7,891,899
                   5.50%, 02/01/2017
       2,000,000   Wisconsin State Series B, FSA,                      2,186,020
                   5.25%, 05/01/2017
       1,025,000   Regional Transportation                             1,202,981
                   Authority, Illinois Refunding
                   Series B, FGIC,
                   5.50%, 06/01/2017


--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      1,760,000   Clark County, Nevada Series A,               $      2,251,198
                   AMBAC, 6.50%, 06/01/2017
       7,000,000   Energy Northwest Washington                         8,084,020
                   Electric Revenue Refunding
                   Project 1 A, MBIA,
                   5.75%, 07/01/2017
       3,415,000   Tampa, Florida Occupational                         3,846,690
                   License Tax Refunding Series A,
                   FGIC, 5.375%, 10/01/2017
       3,065,000   University of Connecticut                           3,450,700
                   Revenue, Refunding Student Fee
                   Series A, FGIC,
                   5.25%, 11/15/2017
       2,405,000   Weld County School District                         2,670,849
                   No. 6 (Greeley), Colorado,
                   FSA, 5.25%, 12/01/2017
       2,000,000   Houston, Texas Water & Sewer                        2,329,760
                   Systems Revenue, Refunding
                   Junior Lien Forward Series B,
                   AMBAC, 5.75%, 12/01/2017
       1,575,000   Allen County, Indiana Juvenile                      1,768,189
                   Justice Center, First Mortgage
                   Revenue, AMBAC,
                   5.50%, 01/01/2018
       3,000,000   Memphis-Shelby County Airport                       3,455,640
                   Authority, Tennessee Revenue
                   Series D, AMBAC,
                   6.25%, 03/01/2018
       4,000,000   San Antonio, Texas Water                            4,491,880
                   Revenue, Refunding Systems,
                   FSA, 5.50%, 05/15/2018
       7,475,000   Energy Northwest Washington                         7,858,530
                   Electric Revenue Refunding
                   Project 3 B Convertible to
                   ARCS, MBIA,
                   5.00%, 07/01/2018
       2,455,000   Energy Northwest Washington                         2,824,404
                   Electric Revenue Refunding
                   Columbia Generating Series A,
                   MBIA, 5.75%, 07/01/2018
       2,865,000   New York State Dormitory                            3,514,266
                   Authority, New York University
                   Series A, MBIA,
                   6.00%, 07/01/2018
       2,310,000   University of Illinois                              2,568,235
                   Certificates of Participation,
                   Utilities Infrastructure
                   Projects Series A, AMBAC,
                   5.50%, 08/15/2018
       4,695,000   Tampa, Florida Occupational                         5,247,179
                   License Tax Refunding Series A,
                   FGIC, 5.375%, 10/01/2018
       3,400,000   Allegheny County Pennsylvania                       3,784,506
                   Series C-54, MBIA,
                   5.375%, 11/01/2018

                        Schedule of Investments--Municipal Bond Portfolios    23

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      1,110,000   Michigan State Trunk Line,                   $      1,239,248
                   Series A, FSA,
                   5.50%, 11/01/2018
       2,725,000   University of Colorado                              3,008,863
                   Enterprise Systems Revenue,
                   Refunding & Improvement,
                   AMBAC, 5.375%, 06/01/2019
       4,745,000   Michigan State Certificates of                      5,192,643
                   Participation, New Center
                   Development, Inc., MBIA,
                   5.375%, 09/01/2019
       1,435,000   Cowlitz County, Washington,                         1,656,894
                   Special Sewer Revenue, CSOB
                   Wastewater Treatment, FGIC,
                   5.50%, 11/01/2019
       5,650,000   South Carolina State Public                         5,969,733
                   Service Revenue Authority
                   Refunding Series D, FSA,
                   5.00%, 01/01/2020 (Note C, p. 34)
       2,170,000   Killeen Independent School                          2,332,641
                   District, Texas Refunding, PSF
                   Guaranteed, 5.25%, 02/15/2020
                   (Note C, p. 34)
       1,000,000   Texas State University Systems                      1,045,170
                   Financing Revenue Refunding,
                   FSA, 5.00%, 03/15/2020
       1,375,000   Lower Colorado River Authority,                     1,449,085
                   Texas Revenue Refunding,
                   MBIA, 5.00%, 05/15/2020
                   (Note C, p. 34)
       3,000,000   San Antonio, Texas Water                            3,320,820
                   Revenue, Refunding Systems,
                   FSA, 5.50%, 05/15/2020
       1,005,000   Regional Transportation                             1,395,041
                   Authority, Illinois Series C,
                   FGIC, 7.75%, 06/01/2020
      11,000,000   Metropolitan Atlanta Rapid                         11,598,070
                   Transit Authority, Georgia
                   Sales Tax Revenue, Second
                   Indenture Series B, MBIA,
                   5.10%, 07/01/2020
       7,090,000   New Hampshire Health &                              7,773,547
                   Education Facilities Finance
                   Authority Revenue, University
                   System of New Hampshire,
                   AMBAC, 5.375%, 07/01/2020
       4,000,000   Kentucky State Property &                           4,642,240
                   Buildings Commission Refunding
                   Project Number 76, AMBAC,
                   5.50%, 08/01/2020
       3,135,000   Illinois State Dedicated Tax                        3,928,406
                   Revenue, AMBAC,
                   6.25%, 12/15/2020



--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$      4,970,000   South Carolina State Public                  $      5,217,655
                   Service Authority Revenue,
                   Refunding Series D, FSA,
                   5.00%, 01/01/2021 (Note C, p. 34)
       2,540,000   Hawaii State Series CX, FSA,                        2,788,387
                   5.50%, 02/01/2021
       3,000,000   Arlington Independent School                        3,090,450
                   District, Texas, PSF
                   Guaranteed,
                   5.00%, 02/15/2021
       7,000,000   Metropolitan Transportation                         7,318,150
                   Authority, New York Service
                   Contract Refunding Series A,
                   FGIC, 5.00%, 07/01/2021
       1,000,000   New Jersey Health Care                              1,046,070
                   Facilities Financing Authority
                   Revenue, Jersey City Medical
                   Center, AMBAC FHA,
                   4.80%, 08/01/2021
       3,000,000   Municipal Electric Authority                        3,236,070
                   of Georgia, Combustion Turbine
                   Project Series A, MBIA,
                   5.25%, 11/01/2021
       2,505,000   Massachusetts State                                 2,708,406
                   Consolidated Loan Series D,
                   MBIA, 5.375%, 08/01/2022
       3,980,000   McGee-Creek Authority,                              4,816,317
                   Oklahoma Water Revenue, MBIA,
                   6.00%, 01/01/2023
       2,690,000   Metropolitan Transportation                         3,054,145
                   Authority, New York Dedicated
                   Tax Fund Series A, FGIC,
                   5.00%, 04/01/2023
       3,455,000   Seguin Independent School                           3,528,143
                   District, Texas, PSF
                   Guaranteed,
                   5.00%, 04/01/2023
       2,000,000   Harris County, Texas Toll Road                      2,035,300
                   Senior Lien, MBIA,
                   5.00%, 08/15/2024
                                                                ----------------
Total Insured (Cost $705,383,806)                                    753,726,240
                                                                ----------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            27.97%
--------------------------------------------------------------------------------
State General Obligations: 9.81%
       1,800,000   Illinois State First Series,                        1,817,766
                   5.50%, 01/01/2003
       1,090,000   California State,                                   1,115,048
                   7.00%, 03/01/2003
       2,035,000   Florida State Board of                              2,089,253
                   Education Capital Outlay,
                   Public Education Series E,
                   5.50%, 06/01/2003
       2,500,000   Connecticut State Series B,                         2,553,225
                   4.50%, 06/15/2003

24    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     10,015,000   Washington State, Refunding                  $     10,286,707
                   Motor Vehicle Fuel Tax Series B,
                   4.50%, 09/01/2003
       2,950,000   Alabama State Series A,                             3,064,254
                   5.50%, 10/01/2003
       2,545,000   Washington State, Motor                             2,650,159
                   Vehicle Fuel Series D,
                   5.00%, 01/01/2004
       6,680,000   Washington State, Refunding                         6,956,018
                   Series R-2000A,
                   5.00%, 01/01/2004
       2,575,000   Massachusetts Bay                                   2,711,089
                   Transportation Authority,
                   General Transportation System
                   Series A, State Guaranteed,
                   5.30%, 03/01/2004
       2,300,000   California State,                                   2,475,927
                   7.00%, 03/01/2004
      21,115,000   Connecticut State Series A,                        21,899,000
                   4.00%, 04/15/2004
       2,870,000   Wisconsin State Refunding                           3,016,800
                   Series 2, 5.00%, 05/01/2004
       1,370,000   Wisconsin State Series A,                           1,455,995
                   5.75%, 05/01/2004
       1,165,000   California State,                                   1,264,037
                   7.10%, 05/01/2004
       6,725,000   Illinois State,                                     7,084,519
                   5.00%, 06/01/2004
       3,555,000   Ohio State Common Schools                           3,725,924
                   Capital Facilities Series A,
                   4.50%, 06/15/2004
       1,390,000   Georgia State Series E,                             1,495,515
                   6.00%, 07/01/2004
       2,400,000   New Jersey State,                                   2,604,528
                   6.50%, 07/15/2004
       9,915,000   Maryland State, State and                          10,554,815
                   Local Facilities Loan First
                   Series, 5.125%, 08/01/2004
       1,365,000   Ohio State,                                         1,483,932
                   6.50%, 08/01/2004
       1,760,000   Texas State Series A,                               1,901,645
                   5.80%, 10/01/2004
       4,355,000   Washington State Motor                              4,653,143
                   Vehicle Fuel Series D,
                   5.00%, 01/01/2005
       3,950,000   Washington State, Various                           4,220,417
                   Purpose Series C,
                   5.00%, 01/01/2005
       1,045,000   Florida State Board of                              1,117,126
                   Education Capital Outlay,
                   Public Education Series B,
                   4.50%, 06/01/2005
       2,540,000   Florida State Board of                              2,795,372
                   Education Capital Outlay,
                   Public Education Series B,
                   5.00%, 06/01/2006

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     6,850,000    Massachusetts State Federal                  $      7,527,739
                   Highway Grant Anticipation
                   Notes Series A,
                   5.00%, 06/15/2006
      5,000,000    Pennsylvania State,                                 5,529,000
                   5.00%, 02/01/2007
      2,340,000    Ohio State Highway Capital                          2,597,938
                   Improvements Series F,
                   5.00%, 05/01/2007
      1,455,000    Florida State Board of                              1,616,767
                   Education Capital Outlay,
                   Public Education Series B,
                   5.00%, 06/01/2007
      3,285,000    Florida State Board of                              3,722,135
                   Education Capital Outlay,
                   Refunding Series A,
                   5.50%, 06/01/2007
      4,935,000    Maryland State Refunding State                      5,565,841
                   & Local Facilities 2nd Lien
                   Series B, 5.25%, 02/01/2008
      7,250,000    Massachusetts Series A,                             7,487,075
                   5.25%, 02/01/2008
      2,600,000    Georgia State Series A,                             3,062,566
                   6.25%, 04/01/2008
      1,670,000    Georgia State Series D,                             2,022,888
                   6.70%, 08/01/2008
      1,000,000    South Carolina State Series A,                      1,068,900
                   5.00%, 03/01/2009
      1,110,000    New Jersey State,                                   1,277,888
                   5.50%, 02/01/2010
      2,225,000    Massachusetts Bay                                   2,591,858
                   Transportation Authority
                   Series A, 5.75%, 03/01/2010
      1,490,000    Georgia State Series C,                             1,810,454
                   6.25%, 08/01/2010
      2,785,000    Massachusetts Consolidated                          3,189,298
                   Loan Series C,
                   5.25%, 08/01/2011
      3,780,000    Massachusetts Bay                                   4,414,624
                   Transportation Authority
                   Series A, 5.50%, 03/01/2012
      1,000,000    Georgia State Series B,                             1,216,870
                   6.00%, 03/01/2012
      1,655,000    Illinois State First Series,                        1,884,002
                   5.25%, 10/01/2013 (Note C, p. 34)
        990,000    Florida State Board of                              1,429,610
                   Education Capital Outlay,
                   9.125%, 06/01/2014
      2,790,000    Massachusetts Consolidated                          3,309,972
                   Loan Series C,
                   5.75%, 10/01/2014
      11,870,000   Massachusetts Consolidated                         13,915,794
                   Loan Series C,
                   5.375%, 12/01/2018
      2,875,000    Texas State Water,                                  3,036,690
                   5.25%, 08/01/2021

                        Schedule of Investments--Municipal Bond Portfolios    25

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     5,000,000    Massachusetts State Central                  $      5,000,000
                   Artery Series A,
                   1.75%, 12/01/2030
                                                                ----------------
Total State General Obligations
(Cost $178,330,654)                                                  188,270,123
                                                                ----------------
Local General Obligations: 7.92%
      2,885,000    Seattle, Washington Series B,                      2,901,098
                   5.00%, 12/01/2002
      2,000,000    New York City Series G,                            2,026,640
                   5.70%, 02/01/2003
        590,000    Philadelphia Authority for                           598,231
                   Industrial Development,
                   Pennsylvania, Gallery II
                   Garage Project,
                   6.125%, 02/15/2003
      2,905,000    Mecklenburg County, North                          2,956,941
                   Carolina Refunding Series C,
                   5.00%, 04/01/2003
      1,205,000    Shelby County, Tennessee                           1,226,425
                   Series B, 5.00%, 04/01/2003
      2,300,000    Fairfax County, Virginia                           2,358,167
                   Public Improvement Series A,
                   5.25%, 06/01/2003
      4,575,000    Houston Independent School                         4,707,263
                   District, Texas Public
                   Property Finance Contractual
                   Obligation, 5.25%, 07/15/2003
      1,945,000    Wake County, North Carolina                        2,021,380
                   Series B, 4.50%, 02/01/2004
      2,775,000    Stillwater Independent School                      2,901,401
                   District Number 834, Minnesota
                   Refunding, 5.00%, 02/01/2004
      2,090,000    Anderson County School                             2,148,416
                   District Number 5, South
                   Carolina Series A,
                   3.50%, 04/01/2004
      1,265,000    Box Elder County School                            1,325,378
                   District, Utah Refunding,
                   4.50%, 06/15/2004
      1,580,000    Charlotte, North Carolina                          1,633,072
                   Series B, 3.50%, 07/01/2004
      1,495,000    Pennsylvania Convention &                          1,569,316
                   Exhibition Center Authority
                   Revenue Series A,
                   6.25%, 09/01/2004
      2,180,000    Ware County School District,                       2,286,253
                   Georgia, 4.00%, 02/01/2005
      1,100,000    Huntsville, Alabama Series A                       1,179,343
                   (Warrants expire 02/01/2005),
                   5.00%, 02/01/2005
      2,975,000    New York City Series D,                            3,266,163
                   6.50%, 02/15/2005



--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     3,700,000    Anderson County School                       $      3,895,841
                   District Number 5, South
                   Carolina Series A,
                   4.00%, 04/01/2005
      2,590,000    Wake County, North Carolina                         2,791,321
                   Series B, 4.50%, 02/01/2006
      6,300,000    Anne Arundel County, Maryland,                      6,915,699
                   5.00%, 03/01/2006
      3,660,000    New York City Series I,                             4,109,485
                   6.25%, 04/15/2006
      12,085,000   Fairfax County, Virginia                           13,013,491
                   Series A, 4.25%, 06/01/2006
      2,860,000    Bexar County, Texas,                                3,141,910
                   5.00%, 06/15/2006
      1,455,000    Montgomery County, Maryland                         1,650,290
                   Series A, 5.75%, 07/01/2006
      6,215,000    New York City Series E,                             6,757,259
                   5.00%, 08/01/2006
      6,185,000    New York City Series G,                             6,724,641
                   5.00%, 08/01/2006
      6,525,000    Port of Seattle, Washington,                        6,962,958
                   AMT, 5.50%, 05/01/2007
      2,000,000    Bexar County, Texas,                                2,218,480
                   5.00%, 06/15/2007
      3,205,000    Carrollton, Texas Refunding                         3,563,704
                   & Improvement,
                   5.00%, 08/15/2007
      2,620,000    Jersey City, New Jersey Series A,                   3,056,073
                   6.00%, 10/01/2007
      8,500,000    New York City Series B,                             9,450,555
                   5.25%, 08/01/2009
      1,020,000    Indianapolis Local Public                           1,098,530
                   Improvement Bond Bank,
                   Indiana Series B,
                   5.00%, 02/01/2010
      1,170,000    Austin, Texas Public                                1,355,995
                   Improvement,
                   5.75%, 09/01/2010
      1,190,000    Roanoke, Virginia,                                  1,279,536
                   5.00%, 02/01/2011
      2,300,000    Phoenix, Arizona Series A,                          2,604,129
                   5.00%, 07/01/2011
      6,250,000    New York City Series I,                             6,792,312
                   5.875%, 03/15/2013
      2,105,000    Shelby County, Tennessee                            2,403,594
                   Public Improvement Series A,
                   5.625%, 04/01/2014
      1,400,000    Travis County, Texas,                               1,468,306
                   5.00%, 03/01/2015
      2,900,000    Montgomery County, Maryland                         3,208,299
                   Public Improvement Series A,
                   5.00%, 02/01/2016
      1,000,000    Harris County, Texas Toll Road,                     1,053,780
                   5.125%, 08/15/2017
      5,285,000    Horry County School District,                       5,845,686
                   South Carolina Series A,
                   SCSDE, 5.375%, 03/01/2018

 26    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     2,290,000    Harris County, Texas                         $      2,511,397
                   Refunding, 5.375%, 10/01/2018
                   (Note C, p. 34)
      2,665,000    Dyer Redevelopment Authority,                       2,959,536
                   Indiana Economic Development
                   Lease, 6.55%, 07/15/2020
      6,735,000    Du Page County, Illinois Jail                       7,704,368
                   Project, 5.60%, 01/01/2021
      1,920,000    Du Page County, Illinois                            2,196,346
                   Stormwater Project,
                   5.60%, 01/01/2021
                                                                ----------------
Total Local General Obligations
(Cost $143,385,388)                                                  151,839,008
                                                                ----------------
Tax Lease: 3.16%
      2,000,000    Virginia Public School                              2,058,340
                   Authority School Financing
                   Series A, 5.00%, 08/01/2003
      3,715,000    Virginia Public School                              3,838,598
                   Authority Series A,
                   5.50%, 08/01/2003
      5,710,000    Virginia College Building                           5,972,432
                   Authority, Educational
                   Facilities Revenue, 21st
                   Century College Program,
                   5.00%, 02/01/2004
      8,125,000    Virginia College Building                           8,578,212
                   Authority, Educational
                   Facilities Revenue, 21st
                   Century College Program,
                   5.75%, 02/01/2004
      3,380,000    Virginia Public School                              3,614,538
                   Authority Series A,
                   5.50%, 08/01/2004
      3,340,000    Michigan State Building                             3,658,603
                   Authority Revenue Series I,
                   6.50%, 10/01/2004
      1,315,000    New York State Urban                                1,433,179
                   Development Corp.,
                   Correctional Facilities Series 5,
                   6.00%, 01/01/2005
      1,680,000    Virginia College Building                           1,836,542
                   Authority, Educational
                   Facilities Revenue, 21st
                   Century College Program,
                   5.875%, 02/01/2005
      1,430,000    New Jersey State Certificates                       1,477,133
                   of Participation Series A,
                   6.40%, 04/01/2005
      2,000,000    New York State Dormitory                            2,183,440
                   Authority, State University
                   Series A, 5.50%, 05/15/2005
      1,005,000    New York State Dormitory                            1,106,907
                   Authority, City University
                   Series 2A,
                   5.70%, 07/01/2005


--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     1,005,000    New York State Dormitory                      $     1,106,907
                   Authority, City University
                   Series C, 5.70%, 07/01/2005
      1,000,000    City University of New York                         1,105,710
                   Certificates of Participation,
                   John Jay College,
                   5.75%, 08/15/2005
      1,720,000    New York State Medical Care                         1,830,252
                   Facilities Financing
                   Authority, Mental Health
                   Services Series A,
                   5.35%, 02/15/2006
      1,000,000    New York State Dormitory                            1,147,920
                   Authority, State University
                   Series A, 6.50%, 05/15/2006
      1,000,000    New York State Dormitory                            1,142,580
                   Authority, City University
                   Series A, 5.75%, 07/01/2007
      3,890,000    Philadelphia Hospitals &                            4,020,276
                   Higher Education Facilities
                   Authority, Pennsylvania
                   Revenue, 5.875%, 08/01/2007
      2,000,000    McLean County Public Building                       2,432,220
                   Commission, Illinois,
                   7.25%, 11/01/2007
      4,045,000    Philadelphia Hospitals &                            4,170,233
                   Higher Education Facilities
                   Authority, Pennsylvania
                   Revenue, 6.20%, 08/01/2011
      1,115,000    District of Columbia                                1,144,403
                   Certificates of Participation,
                   7.30%, 01/01/2013
      2,000,000    Walled Lake Consolidated                            2,321,740
                   School District, Michigan,
                   5.75%, 05/01/2013
      1,280,000    New York State Dormitory                            1,520,832
                   Authority, City University
                   Series A, 5.75%, 07/01/2013
      1,585,000    Virginia College Building                           1,843,799
                   Authority, Educational
                   Facilities Revenue, Public
                   Higher Education Series A,
                   5.75%, 09/01/2013
      1,000,000    Sacramento City Finance                             1,130,460
                   Authority, California Lease
                   Revenue Series B,
                   5.40%, 11/01/2020
                                                                ----------------
Total Tax Lease (Cost $56,913,601)                                    60,675,256
                                                                ----------------
Special Tax: 6.75%
     10,600,000    Mississippi State Highway                          10,845,072
                   Revenue, Four Lane Highway
                   Program Series 39,
                   5.00%, 06/01/2003
      2,150,000    Illinois State Sales Tax                            2,213,640
                   Revenue, 5.75%, 06/15/2003

                        Schedule of Investments--Municipal Bond Portfolios    27

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     9,315,000    New Mexico State Severance Tax,              $      9,589,606
                   5.50%, 07/01/2003
      2,825,000    Municipal Assistance                                2,920,626
                   Corporation, New York Series E,
                   6.00%, 07/01/2003
      1,570,000    Michigan State Comprehensive                        1,654,309
                   Transportation Revenue Series A,
                   5.00%, 05/15/2004
      1,070,000    Las Vegas Special Improvement                       1,082,647
                   District Number 808-Summerlin
                   Area, Nevada Local Improvement
                   Bonds, 5.20%, 06/01/2004
      1,265,000    New Mexico State Highway                            1,331,096
                   Commission, Commerce Tax
                   Revenue Senior Subordinated
                   Lien, 4.75%, 06/15/2004
      2,640,000    Illinois State Sales Tax                            2,784,857
                   Revenue, 5.00%, 06/15/2004
      2,000,000    New Mexico State Severance Tax                      2,115,760
                   Series B, 5.00%, 07/01/2004
      6,100,000    Municipal Assistance                                6,561,953
                   Corporation, New York Series J,
                   6.00%, 07/01/2004
      1,850,000    Chicago, Illinois Tax                               1,972,082
                   Increment, Allocation
                   Subordinated Central Loop
                   Redevelopment Series A,
                   6.45%, 12/01/2004
      1,530,000    Heritage Isles Community                            1,530,673
                   Development District, Florida
                   Special Assessment Revenue
                   Series A, 5.75%, 05/01/2005
      1,670,000    Sampson Creek Community                             1,697,205
                   Development District, Florida
                   Capital Improvement Revenue
                   Series B, 6.30%, 05/01/2005
      1,190,000    Las Vegas Special Improvement                       1,211,277
                   District Number 808-Summerlin
                   Area, Nevada Local Improvement
                   Bonds, 5.375%, 06/01/2005
      9,730,000    Municipal Assistance                               10,819,176
                   Corporation, New York Series G,
                   6.00%, 07/01/2005
      2,060,000    Chicago, Illinois Tax                               2,250,406
                   Increment, Allocation
                   Subordinated Central Loop
                   Redevelopment Series A,
                   6.50%, 12/01/2005
      3,350,000    Meadow Pointe III Community                         3,406,883
                   Development District, Florida
                   Capital Improvement Revenue
                   Series 2001-1,
                   5.90%, 01/01/2006
      1,040,000    Alabama State Public School &                       1,134,318
                   College Authority, Capital
                   Improvement Pool Series A,
                   5.00%, 02/01/2006

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     2,755,000    Harbour Lake Estates Community               $      2,827,511
                   Development District, Florida
                   Special Assessment,
                   6.40%, 02/01/2006
      2,015,000    Capital Region Community                            2,049,860
                   Development District, Florida
                   Revenue Capital Improvement
                   Series B, 5.95%, 05/01/2006
      1,500,000    Connecticut State Special Tax                       1,717,305
                   Obligation Revenue Series B,
                   6.00%, 09/01/2006
      3,100,000    Dove Mountain Resort Community                      3,140,610
                   Facilities District, Arizona
                   Assessment Lien,
                   6.00%, 12/01/2006
      3,000,000    Vizcaya Community Development                       3,052,680
                   District, Florida Special
                   Assessment,
                   5.90%, 05/01/2007
      3,600,000    University Place Community                          3,648,456
                   Development District, Florida
                   Special Assessment Series B,
                   6.10%, 05/01/2007
      2,405,000    Fishhawk Community Development                      2,513,489
                   District, Florida Special
                   Assessment,
                   6.65%, 05/01/2007
      1,375,000    Lake Powell Residential Golf                        1,415,714
                   Community Development
                   District, Florida Special
                   Assesment Revenue Series C,
                   6.70%, 05/01/2007
      1,335,000    Fayetteville Sales & Use Tax                        1,346,268
                   Capital Improvement, Arkansas,
                   3.20%, 06/01/2007
      1,035,000    Las Vegas Special Improvement                       1,057,925
                   District Number 808-Summerlin
                   Area, Nevada Local Improvement
                   Bonds, 5.50%, 06/01/2007
      1,095,000    Connecticut State Special Tax                       1,238,193
                   Obligation Revenue Series A,
                   5.25%, 09/01/2007
      1,550,000    Reunion East Community                              1,557,316
                   Development District, Florida
                   Special Assessment Series B,
                   5.90%, 11/01/2007
      2,075,000    Stoneybrook Community                               2,125,589
                   Development District, Florida
                   Capital Improvement Revenue,
                   Series B, 5.70%, 05/01/2008
      3,820,000    Narcoossee Community                                3,808,998
                   Development District, Florida
                   Special Assessment Series B,
                   5.75%, 05/01/2008
        430,000    River Ridge Community                                 441,094
                   Development District, Florida
                   Capital Improvement Revenue,
                   5.75%, 05/01/2008

28    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     1,085,000    Waterchase Community                         $      1,106,071
                   Development District, Florida
                   Capital Improvement Revenue
                   Series B, 5.90%, 05/01/2008
      3,000,000    Bonita Springs, Vasari                              3,074,550
                   Community Development
                   District, Florida Revenue,
                   Capital Improvement Series B,
                   6.20%, 05/01/2009
      1,500,000    Greyhawk Landing Community                          1,529,820
                   Development District, Florida
                   Special Assessment Revenue
                   Series B, 6.25%, 05/01/2009
      1,280,000    Saddlebrook Community                               1,315,277
                   Development District, Florida
                   Special Assessment Series B,
                   6.25%, 05/01/2009
      1,150,000    Illinois State Sales Tax                            1,215,389
                   Revenue Series U,
                   5.00%, 06/15/2009
      1,000,000    Connecticut State Special Tax                       1,197,340
                   Obligation Series B,
                   6.15%, 09/01/2009
      3,050,000    Harbor Bay Community                                3,130,856
                   Development District, Florida
                   Capital Improvement Revenue,
                   Series B, 6.35%, 05/01/2010
      1,435,000    Lakewood Ranch Community                            1,474,089
                   Development District 5,
                   Florida Special Assessment
                   Revenue Series B,
                   6.00%, 05/01/2011
      2,000,000    Bonnet Creek Resort Community                       2,047,160
                   Development District, Florida
                   Special Assessment,
                   7.125%, 05/01/2012
      3,000,000    Miromar Lakes Community                             3,224,730
                   Development District, Florida
                   Capital Improvement Revenue
                   Series B, 7.25%, 05/01/2012
      3,225,000    Illinois State Sales Tax                            3,839,233
                   Revenue Series Q,
                   6.00%, 06/15/2012
      3,530,000    Hot Springs, Arkansas Sales &                       3,643,031
                   Use Tax, Refunding &
                   Improvement,
                   4.125%, 07/01/2012
      1,525,000    Dyer Redevelopment Authority,                       1,744,890
                   Indiana Economic Development
                   Lease, 6.875%, 07/15/2014
      3,695,000    Beacon Tradeport Community                          3,809,286
                   Development District, Florida
                   Industrial Project Series B,
                   7.125%, 05/01/2022
                                                                ----------------
Total Special Tax (Cost $124,464,107)                                129,414,316
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
Miscellaneous Tax: 0.33%
$     5,325,000    Indianapolis Local Public                    $      6,319,071
                   Improvement Bond Bank, Indiana
                   Series B, 6.00%, 01/10/2013
                                                                ----------------
Total Miscellaneous Tax (Cost $5,229,359)                              6,319,071
                                                                ----------------
Total Tax Supported (Cost $508,323,109)                              536,517,774
                                                                ----------------

--------------------------------------------------------------------------------
REVENUE:                                                                  20.20%
--------------------------------------------------------------------------------
Airport Revenue: 0.40%
      4,130,000    Clark County, Nevada Passenger                      4,227,757
                   Facility Charge Revenue, Las
                   Vegas McCarran International
                   Airport Series A,
                   5.875%, 07/01/2004
      1,500,000    Denver City & County, Colorado                      1,538,790
                   Airport Revenue Series B, AMT,
                   7.25%, 11/15/2005
        800,000    Denver City & County, Colorado                        894,984
                   Airport Revenue Series A, AMT,
                   7.50%, 11/15/2006
      1,000,000    Massachusetts Port Authority                        1,023,860
                   Revenue Series B, AMT,
                   5.00%, 07/01/2013
                                                                ----------------
Total Airport Revenue (Cost $7,496,424)                                7,685,391
                                                                ----------------
Electric Revenue: 4.58%
     18,775,000    Seattle, Washington Municipal                      19,042,168
                   Light & Power Revenue,
                   4.50%, 03/28/2003
      3,045,000    Pittsylvania County Industrial                      3,114,913
                   Development Authority,
                   Virginia Revenue Series A, AMT,
                   7.30%, 01/01/2004
      3,610,000    San Antonio, Texas Electric &                       3,771,511
                   Gas Revenue Refunding Series A,
                   5.00%, 02/01/2004
      1,900,000    San Antonio, Texas Electric &                       1,985,006
                   Gas Revenue Refunding Systems,
                   5.00%, 02/01/2004
      2,000,000    Omaha Public Power District,                        2,098,460
                   Nebraska Electric Revenue
                   Series A, 5.25%, 02/01/2004
      1,470,000    Energy Northwest Washington                         1,490,742
                   Wind Project Revenue Series A,
                   4.00%, 07/01/2004
      9,600,000    Salt River Agricultural                            10,281,312
                   Improvement and Power
                   District, Arizona Electric
                   Systems Revenue, Refunding
                   Salt River Project Series A,
                   5.00%, 01/01/2005
      5,000,000    North Carolina Eastern                              5,146,000
                   Municipal Power Agency, Power
                   System Revenue Series B,
                   6.00%, 01/01/2005

                        Schedule of Investments--Municipal Bond Portfolios    29

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     1,530,000    Energy Northwest Washington                  $      1,567,745
                   Wind Project Revenue Series A,
                   4.30%, 07/01/2005
      1,000,000    Seattle, Washington Municipal                       1,052,670
                   Light & Power Revenue,
                   5.10%, 11/01/2005
      6,550,000    Salt River Agricultural                             7,187,118
                   Improvement and Power
                   District, Arizona Power
                   Distribution Electric Systems
                   Revenue, Refunding Salt River
                   Project Series A,
                   5.25%, 01/01/2006
      3,500,000    Washington Public Power Supply                      3,937,360
                   System Revenue, Nuclear
                   Project No. 3 Series B,
                   5.60%, 07/01/2007
      1,000,000    San Antonio, Texas Electric &                       1,118,860
                   Gas, Power System Revenue,
                   5.25%, 02/01/2008
      3,745,000    North Carolina Eastern                              4,198,182
                   Municipal Power Agency, Power
                   System Revenue Series B,
                   6.125%, 01/01/2009
      3,500,000    Pittsylvania County, Virginia                       3,764,635
                   Industrial Development
                   Authority Revenue, Exempt
                   Facility Series B,
                   7.65%, 01/01/2010
      2,395,000    Seattle, Washington Municipal                       2,758,968
                   Light & Power Revenue,
                   5.625%, 12/01/2012
        630,000    North Carolina Eastern                                716,436
                   Municipal Power Agency, Power
                   System Revenue Series D,
                   6.45%, 01/01/2014
      2,345,000    Seattle, Washington Municipal                       2,669,220
                   Light & Power Revenue,
                   5.625%, 12/01/2014
      1,850,000    Seattle, Washington Municipal                       2,068,393
                   Light & Power Revenue,
                   5.625%, 12/01/2016
      1,880,000    North Carolina Eastern                              2,007,126
                   Municipal Power Agency, Power
                   System Revenue Series B,
                   5.70%, 01/01/2017
      2,500,000    San Antonio, Texas Electric &                       2,706,550
                   Gas, Power System Revenue,
                   5.375%, 02/01/2020
      4,815,000    Orlando Utilities Commission,                       5,242,476
                   Florida Water & Electric
                   Revenue, 5.25%, 10/01/2020
                                                                ----------------
Total Electric Revenue (Cost $84,597,032)                             87,925,851
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
Healthcare Revenue: 1.35%
$     1,000,000    Iowa Finance Authority                       $      1,053,090
                   Hospital Facility Revenue,
                   Iowa Health System,
                   6.25%, 02/15/2004
      2,100,000    Clackamas County Hospital                           2,243,808
                   Facility Authority, Oregon
                   Revenue Refunding Legacy
                   Health Systems,
                   5.00%, 05/01/2005
      1,200,000    Oklahoma Development Finance                        1,063,164
                   Authority Revenue, Hillcrest
                   Healthcare System Series A,
                   4.70%, 08/15/2005 (Note D, p. 34)
      1,670,000    Connecticut State Health &                          1,762,167
                   Educational Facility Authority
                   Revenue, Hospital for Special
                   Care Issue B,
                   5.125%, 07/01/2007
      1,000,000    Oklahoma Development Finance                          812,940
                   Authority Revenue, Hillcrest
                   Healthcare System Series A,
                   5.00%, 08/15/2009 (Note D, p. 34)
      2,750,000    Cuyahoga County, Ohio Hospital                      3,099,690
                   Facilities Revenue, Canton
                   Incorporated Project,
                   6.75%, 01/01/2010
      3,395,000    Kentucky Economic Development                       3,695,458
                   Finance Authority Revenue,
                   Norton Healthcare Incorporated
                   Series A, 6.125%, 10/01/2010
      3,215,000    Chattanooga Health,                                 3,487,986
                   Educational & Housing Facility
                   Board, Tennessee Revenue,
                   Catholic Health Initiatives
                   Series A, 5.375%, 12/01/2011
      1,240,000    Kentucky Economic Development                       1,346,615
                   Finance Authority Revenue,
                   Catholic Health Initiatives
                   Series A, 5.375%, 12/01/2011
      2,240,000    Oklahoma Development Finance                        1,840,138
                   Authority Revenue, Hillcrest
                   Healthcare System Series A,
                   5.75%, 08/15/2013 (Note D, p. 34)
      1,275,000    Chester County, Pennsylvania                        1,280,240
                   Health & Education Facilities
                   Authority Hospital Revenue,
                   Chester County Hospital Series A,
                   6.75%, 07/01/2021
        800,000    Massachusetts Health &                                844,168
                   Educational Facilities
                   Authority Revenue, Healthcare
                   Systems Covenant Health,
                   6.00%, 07/01/2022

30    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     3,000,000    Allegheny County Hospital                    $      3,301,200
                   Development Authority,
                   Pennsylvania Revenue, West
                   Pennsylvania Health System
                   Series B, 9.25%, 11/15/2022
                                                                ----------------
Total Healthcare Revenue (Cost $24,479,797)                           25,830,664
                                                                ----------------
Higher Education Revenue: 1.00%
      2,590,000    Pennsylvania State University                       2,818,982
                   Revenue, 5.00%, 08/15/2005
      1,415,000    Virginia Polytechnic Institute                      1,563,476
                   & State University Revenue
                   Series A, 5.25%, 06/01/2008
      1,125,000    Vermont Educational & Health                        1,172,610
                   Buildings Financing Agency
                   Revenue, Norwich University
                   Project, 5.50%, 07/01/2018
      1,230,000    University of Texas University                      1,341,709
                   Revenue, Financing Systems
                   Series B, 5.375%, 08/15/2019
      2,820,000    Massachusetts Health &                              3,551,395
                   Educational Facilities
                   Authority Revenue, Harvard
                   University Series N,
                   6.25%, 04/01/2020
      1,100,000    Indiana State Educational                           1,100,000
                   Facilities Authority Revenue,
                   DePauw University Project,
                   1.60%, 07/01/2032
      1,840,000    Milledgeville-Baldwin County                        1,898,125
                   Development Authority, Georgia
                   Student Housing Revenue,
                   Georgia College & State
                   University Foundation,
                   4.00%, 09/01/2032
      5,750,000    Connecticut State Health &                          5,750,000
                   Educational Facilities
                   Authority Revenue, Yale
                   University Series V-1,
                   1.55%, 07/01/2036
                                                                ----------------
Total Higher Education Revenue
(Cost $18,121,428)                                                    19,196,297
                                                                ----------------
Tobacco Revenue: 2.51%
      8,000,000    Tobacco Settlement Revenue                          8,098,400
                   Management Authority, South
                   Carolina Tobacco Settlement
                   Asset-Backed Bonds Series B,
                   6.00%, 05/15/2022
      6,175,000    Northern Tobacco                                    6,384,827
                   Securitization Corp., Alaska
                   Tobacco Settlement
                   Asset-Backed Bonds,
                   6.20%, 06/01/2022

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$    13,020,000    Tobacco Settlement Financing                 $     13,142,258
                   Corp., Rhode Island Tobacco
                   Asset-Backed Bonds Series A,
                   6.00%, 06/01/2023
      1,880,000    District of Columbia Tobacco                        1,911,960
                   Settlement Financing Corp.,
                   Tobacco Settlement
                   Asset-Backed Bonds,
                   6.25%, 05/15/2024
     18,610,000    Badger Tobacco Asset                               18,668,621
                   Securitization Corp.,
                   Wisconsin Tobacco Settlement
                   Asset-Backed Bonds,
                   6.125%, 06/01/2027
                                                                ----------------
Total Tobacco Revenue (Cost $46,951,627)                              48,206,066
                                                                ----------------
Toll Revenue: 1.12%
      1,000,000    Triborough Bridge & Tunnel                          1,009,050
                   Authority, New York, Toll
                   Revenue Series A,
                   5.00%, 01/01/2012
     19,485,000    Triborough Bridge & Tunnel                         20,511,665
                   Authority, New York, Toll
                   Revenue Series B,
                   5.00%, 11/15/2020
                   (Note C, p. 34)
                                                                ----------------
Total Toll Revenue (Cost $21,406,666)                                 21,520,715
                                                                ----------------
Water/Sewer Revenue: 2.40%
      2,500,000     Abilene, Texas Waterworks &                        2,500,400
                    Sewer Systems Certificates
                    Obligation B, 4.60%, 02/15/2009
      2,230,000     Texas State Water Development                      2,423,720
                    Board Revenue, Revolving
                    Senior Lien Series A,
                    5.50%, 07/15/2010
      1,130,000     Michigan Municipal Bond                            1,330,553
                    Authority Revenue, Clean Water
                    Revolving Fund, 5.625%, 10/01/2011
      1,525,000     Arizona Water Infrastructure                       1,780,239
                    Finance Authority Revenue,
                    Water Quality Series A,
                    5.75%, 10/01/2011
      3,620,000     Dallas, Texas Waterworks &                         3,926,252
                    Sewer System Revenue,
                    5.00%, 10/01/2013
         55,000     Massachusetts Water Pollution                         63,676
                    Abatement Trust Series B,
                    5.25%, 08/01/2014
      3,745,000     Michigan Municipal Bond                            4,439,098
                    Authority Revenue, Clean Water
                    Revolving Fund, 5.75%, 10/01/2014
      3,460,000     Massachusetts Water Pollution                      3,726,593
                    Abatement Trust, New Bedford
                    Program Series A,
                    5.125%, 02/01/2016

                        Schedule of Investments--Municipal Bond Portfolios    31

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     3,325,000    Ohio State Water Development                 $      3,694,607
                   Authority Pollution Control
                   Revenue, 5.25%, 06/01/2017
      6,850,000    Ohio State Water Development                        7,611,446
                   Authority Pollution Control
                   Revenue, 5.25%, 12/01/2017
      3,460,000    Michigan Municipal Bond                             3,816,414
                   Authority Revenue, Drinking
                   Water Revolving Fund,
                   5.25%, 10/01/2018
      1,040,000    Tampa, Florida Water & Sewer                        1,145,508
                   Revenue Refunding Series A,
                   5.25%, 10/01/2018
      4,500,000    Michigan Municipal Bond                             4,924,710
                   Authority Revenue, Clean Water
                   State Revolving Fund,
                   5.25%, 10/01/2019
      4,325,000    Michigan Municipal Bond                             4,706,811
                   Authority Revenue, Clean Water
                   State Revolving Fund,
                   5.375%, 10/01/2021
                                                                ----------------
Total Water/Sewer Revenue (Cost $43,072,236)                          46,090,027
                                                                ----------------
Miscellaneous Revenue: 1.87%
      1,900,000    East Chicago, Indiana Bond                          1,904,085
                   Anticipation Notes,
                   5.00%, 01/01/2003
        583,427    Municipal Tax-Exempt Trust,                           587,354
                   Certificate Class A-3, MBIA,
                   3.85%, 04/07/2003
      2,451,213    Koch Fixed-Rate Trust, Various                      2,498,840
                   States Class A1,
                   4.70%, 10/06/2003
      4,385,000    Broward County, Florida                             4,524,881
                   Resource Recovery Revenue,
                   Wheelabrator Florida Series A,
                   5.00%, 12/01/2003
     10,635,000    Broward County, Florida                            11,163,028
                   Resource Recovery Revenue,
                   Wheelabrator Florida Series A,
                   5.00%, 12/01/2004
      2,420,000    New York Convention Center                          2,468,400
                   Operating Corp., New York
                   Certificates of Participation,
                   Yale Building Acquisition
                   Project, 6.50%, 12/01/2004
      1,700,000    Mashantucket Western Pequot                         1,874,080
                   Tribe, Connecticut Special
                   Revenue, Sub 144A Series B,
                   5.55%, 09/01/2008
      4,000,000    Michigan Municipal Bond                             4,224,600
                   Authority Revenue, Public
                   School Detroit Academy A,
                   7.50%, 10/01/2012
      1,780,000    Chicago, Illinois Park                              2,059,674
                   District Harbor Facilities
                   Revenue, 5.875%, 01/01/2013

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     1,920,000    Chicago, Illinois Park                       $      2,190,835
                   District Harbor Facilities
                   Revenue, 5.875%, 01/01/2014
      2,035,000    Chicago, Illinois Park                              2,306,693
                   District Harbor Facilities
                   Revenue, 5.875%, 01/01/2015
                                                                ----------------
Total Miscellaneous Revenue (Cost $34,342,024)                        35,802,470
                                                                ----------------
Industrial Development/Pollution Control Revenue: 4.97%
      4,800,000    Angelina & Neches River                             4,800,000
                   Authority Industrial
                   Development Corp., Texas Solid
                   Waste Revenue Series B,
                   2.10%, 05/01/2014
      5,800,000    Gulf Coast Waste Disposal                           5,800,000
                   Authority, Texas Amoco Oil
                   Co. Project, 2.15%, 07/01/2027
      6,100,000    Springfield Airport Authority,                      6,480,274
                   Illinois Garrett Aviation
                   Services Project,
                   4.40%, 02/01/2008
      4,280,000    Midland County, Michigan                            4,357,168
                   Economic Development
                   Sublimited Obligation Series A,
                   AMT, 6.875%, 07/23/2009
      1,320,000    Memphis-Shelby County Airport                       1,405,734
                   Authority, Tennessee Special
                   Facilities Revenue, Federal
                   Express Corp., 5.05%, 09/01/2012
      4,300,000    New Jersey Economic                                 4,325,456
                   Development Authority, Exempt
                   Facilities Revenue, Waste
                   Management Inc. Project,
                   4.00%, 11/01/2013
      3,950,000    Morehouse Parish, Louisiana                         4,232,386
                   Pollution Control Revenue,
                   Refunding International Paper
                   Co. Project Series A, 5.70%, 04/01/2014
      2,070,000    North Carolina Capital                              2,071,842
                   Facilities Finance Agency,
                   Exempt Facilities Revenue,
                   Waste Management of Carolinas
                   Project, 4.00%, 08/01/2014
      4,345,000    Dickinson County Economic                           4,568,159
                   Development Corp., Michigan
                   Environmental Improvement
                   Revenue, International Paper
                   Co. Project Series A, 5.75%, 06/01/2016
      1,575,000    Fairfield Industrial                                1,701,520
                   Development Board, Alabama
                   Environmental Improvement
                   Revenue, USX Project,
                   5.40%, 11/01/2016

32    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
$     3,500,000    South Carolina Jobs Economic                 $      3,517,220
                   Development Authority Revenue,
                   Waste Management Inc. Project,
                   4.10%, 11/01/2016
      7,365,000    Utah County, Utah                                   7,799,020
                   Environmental Improvement
                   Revenue, Marathon Oil Project,
                   5.05%, 11/01/2017
      3,700,000    New Hampshire State Business                        3,819,436
                   Finance Authority Pollution
                   Control Revenue, Public
                   Service Co. Series D,
                   6.00%, 05/01/2021
      1,000,000    Louisiana Local Government                          1,024,480
                   Environmental Facilities,
                   Community Development
                   Authority Revenue, Air Cargo,
                   6.65%, 01/01/2025
      2,600,000    Trinity River Authority, Texas                      2,621,320
                   Pollution Control Revenue,
                   Refunding TXU Electric Company
                   Project, 4.90%, 05/01/2028
      9,000,000    Pope County, Arkansas Revenue,                      9,148,050
                   Refunding Entergy Arkansas Inc.
                   Project, 5.05%, 09/01/2028
     10,540,000    Matagorda County Navigation                        10,630,855
                   District No. 1, Texas
                   Pollution Control Revenue,
                   Refunding Central Power &
                   Light Series A,
                   3.75%, 05/01/2030
      4,960,000    Brazos River Authority, Texas                       5,068,922
                   Pollution Control Revenue, TXU
                   Electric Co. Project Series A,
                   4.95%, 10/01/2030
      5,065,000    Brazos River Authority, Texas                       5,107,394
                   Pollution Control Revenue, TXU
                   Electric Co. Project Series D,
                   4.25%, 05/01/2033
      2,430,000    Ohio State Water Development                        2,442,174
                   Authority Pollution Control
                   Facilities Revenue, Refunding
                   Edison Co. Series B, AMT,
                   4.40%, 06/01/2033
      4,415,000    Washoe County, Nevada Water                         4,318,576
                   Facility Revenue, Variable
                   Refunding Amount Sierra
                   Pacific Power Company,
                   5.75%, 03/01/2036
                                                                ----------------
Total Industrial Development/Pollution Control
Revenue (Cost $92,815,845)                                            95,239,986
                                                                ----------------
Total Revenue (Cost $373,283,079)                                    387,497,467
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.63%
--------------------------------------------------------------------------------
Housing: 1.63%
$     2,500,000    Vermont Housing Finance Agency                    $ 2,568,125
                   Single-Family Revenue Series 15C,
                   AMT, 4.00%, 03/01/2004
      5,765,000    Rhode Island Housing &                              5,962,855
                   Mortgage Finance Corp.
                   Homeownership Opportunity Note
                   Series 39C, 4.00%, 03/24/2005
      1,630,000    West Virginia Housing                               1,648,028
                   Development Fund Series D,
                   AMT, 3.25%, 11/01/2015
      2,150,000    Maricopa County Industrial                          2,217,058
                   Development Authority, Arizona
                   Multifamily Housing Revenue,
                   Steeplechase Apartments
                   Project Series B, AMT,
                   6.25%, 12/01/2020
      2,195,000    Sedgwick & Shawnee Counties,                        2,394,174
                   Kansas Single-Family Revenue,
                   GNMA Mortgage-Backed
                   Securities Program Series A-1,
                   AMT, 6.50%, 12/01/2022
      1,525,000    Jefferson Parish, Louisiana                         1,547,372
                   Home Mortgage Revenue, FNMA &
                   GNMA Mortgage-Backed
                   Securities Series C-1, AMT,
                   5.40%, 12/01/2024
      2,325,000    Muni Mae Trust,                                     2,467,360
                   Certificate Class A-5, FHLMC,
                   4.80%, 07/14/2026
      1,575,000    District of Columbia Housing                        1,582,576
                   Finance Agency, Single-Family
                   FNMA & GNMA Mortgage Revenue
                   Series A, AMT, 6.25%, 12/01/2028
        695,000    Oklahoma Housing Finance                              713,876
                   Agency, Single-Family
                   Redevelopment, Mortgage
                   Homeownership Loan Series B-2,
                   AMT, 6.55%, 03/01/2029
      1,670,000    Missouri State Housing                              1,783,493
                   Development Commission, FNMA &
                   GNMA Mortgage Revenue, Single-
                   Family Series B-2, AMT,
                   6.40%, 09/01/2029
        770,000    Chicago, Illinois Single-Family                       842,403
                   Mortgage Revenue Series A, FNMA,
                   GNMA, 6.35%, 10/01/2030
        955,000    Wyoming Community Development                       1,017,209
                   Authority, Housing Revenue
                   Series 1, AMT, 6.20%, 12/01/2030
      2,925,000    Multifamily Housing Revenue                         3,014,417
                   Bond Passthrough Certificates,
                   Kansas Beneficial Ownership
                   Series 2000-6, 5.95%, 11/01/2033

                        Schedule of Investments--Municipal Bond Portfolios    33

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 3,465,000           Multifamily Housing Revenue               $      3,568,222
                      Bond Passthrough Certificates,
                      Washington Beneficial
                      Ownership Series 2000-7,
                      6.00%, 11/01/2033
                                                                ----------------
Total Housing (Cost $30,755,902)                                      31,327,168
                                                                ----------------
Total Asset-Backed Securities
(Cost $30,755,902)                                                    31,327,168
                                                                ----------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,826,794,785)          100.69%        $  1,931,517,565
(Note E, below)
Cash and Other Assets, Less Liabilities           (0.69)            (13,220,625)
                                                 ------         ----------------
  Net Assets                                     100.00%        $  1,918,296,940
                                                 ======         ================
--------------------------------------------------------------------------------

SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                                      Unrealized
Contracts          Description                  Value               Depreciation
--------------------------------------------------------------------------------
379            Interest Rate                 $42,909,906        $ (1,199,829)
               Swap 10 Yr. Future
               December 2002
                                                                ----------------
Total Short Futures Contract                                       $ (1,199,829)
                                                                ----------------
--------------------------------------------------------------------------------

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    ARCS-Auction Rate Certificate
    FGIC-Financial Guaranty Insurance Company
    FHLMC-Federal Home Loan Mortgage Corporation
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Radian-Radian Group Inc.
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    CPI-Consumer Price Index
    FHA-Federal Housing Administration
    FNMA-Federal National Mortgage Association
    GNMA-Government National Mortgage Association
(B) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contracts.
(C) When-issued security.
(D) Illiquid security, see Note 1A, p. 33.
(E) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $105,362,301 and gross unrealized depreciation of investments was $639,521, resulting in net unrealized appreciation of $104,722,780.

--------------------------------------------------------------------------------
(F) Allocation of Portfolio net assets at September 30, 2002:
Alabama                                                                    0.50%
Alaska                                                                     1.31
Arizona                                                                    2.11
Arkansas                                                                   0.74
California                                                                 0.38
Colorado                                                                   1.99
Connecticut                                                                3.46
Delaware                                                                   0.43
Florida                                                                    7.55
Georgia                                                                    2.67
Hawaii                                                                     1.84
Illinois                                                                   7.18
Indiana                                                                    1.19
Iowa                                                                       0.06
Kansas                                                                     0.41
Kentucky                                                                   1.81
Louisiana                                                                  0.60
Maryland                                                                   1.51
Massachusetts                                                              4.03
Michigan                                                                   3.91
Minnesota                                                                  0.33
Mississippi                                                                0.57
Missouri                                                                   0.71
Nebraska                                                                   0.44
Nevada                                                                     1.95
New Hampshire                                                              0.96
New Jersey                                                                 2.80
New Mexico                                                                 0.75
New York                                                                   9.15
North Carolina                                                             1.83
Ohio                                                                       3.25
Oklahoma                                                                   0.48
Oregon                                                                     0.25
Pennsylvania                                                               2.92
Rhode Island                                                               1.90
South Carolina                                                             1.86
Tennessee                                                                  0.75
Texas                                                                      9.87
Utah                                                                       0.82
Vermont                                                                    0.20
Virginia                                                                   3.12
Washington                                                                 6.24
West Virginia                                                              0.09
Wisconsin                                                                  1.87
Wyoming                                                                    0.64
District of Columbia                                                       2.91
Tax-Exempt Private Municipal Trust                                         0.35
Cash and Other Assets, Less Liabilities                                   (0.69)
                                                                         ------
Total                                                                    100.00%
                                                                         ======

See Notes to Financial Statements.


34    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         California Municipal Portfolio
                               September 30, 2002

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
--------------------------------------------------------------------------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     5.46%
--------------------------------------------------------------------------------
$ 5,925,000   California Infrastructure &                            $ 5,925,000
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corp. Project C,
              MBIA, Daily Floater, Putable
              Daily, 1.60%, 04/01/2009
  1,250,000   Irvine Ranch Water District,                             1,250,000
              California, 1.85%, 10/01/2010
  5,600,000   California Health Facilities                             5,600,000
              Financing Authority Revenue,
              Insured Sutter Health Series B,
              AMBAC, 1.95%, 07/01/2012
  2,696,000   Orange County Assessment                                 2,696,000
              District No. 88-1, California
              Improvement Bond Act 1915,
              1.90%, 08/01/2017
  4,246,000   Irvine Assessment District No.                           4,246,000
              87-8, California Improvement
              Bond Act 1915,
              1.85%, 09/02/2024
  3,200,000   California Pollution Control                             3,200,000
              Financing Authority, Solid
              Waste Disposal Revenue, Shell
              Oil Company Martinez Project A,
              1.90%, 10/01/2024
  1,000,000   California Health Facilities                             1,000,000
              Financing Authority Revenue,
              Hospital Adventist Health
              Systems, Series A,
              1.85%, 09/01/2025
  1,500,000   California Health Facilities                             1,500,000
              Financing Authority Revenue,
              Hospital Adventist Health
              Systems, Series B,
              1.90%, 09/01/2025
  2,700,000   Irvine Assessment District No.                           2,700,000
              93-14, California Improvement
              Bond Act 1915,
              1.80%, 09/02/2025
  1,400,000   California Pollution Control                             1,400,000
              Financing Authority, Shell
              Martinez Refining Series B,
              1.55%, 10/01/2031
  6,200,000   California Pollution Control                             6,200,000
              Financing Authority, Shell
              Martinez Refining, Series A,
              1.90%, 10/01/2031

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 1,100,000   Los Angeles Department of                              $ 1,100,000
              Water & Power, California
              Revenue Subseries B-3
              1.50%, 07/01/2034
                                                                     -----------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $36,817,000)                                                    36,817,000
                                                                     -----------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                      9.38%
--------------------------------------------------------------------------------
  9,145,000   California State Public Works,                           9,327,900
              University of California Board
              Lease Revenue, Project A,
              6.50%, 10/01/2006,
              Prerefunded 10/01/2002 @ 102
  2,710,000   California State Public Works,                           2,764,200
              University of California Board
              Lease Revenue, Project A,
              6.70%, 10/01/2017,
              Prerefunded 10/01/2002 @ 102
 15,950,000   San Joaquin Hills                                       16,485,122
              Transportation Corridor
              Agency, California Toll Road
              Revenue Senior Lien,
              6.75%, 01/01/2032,
              Prerefunded 01/01/2003 @ 102
              (Note B, p. 44)
  1,035,000   Sacramento School Insurance                              1,053,206
              Authority, California Revenue
              Liability Program Series D,
              5.70%, 06/01/2003,
              Escrowed to Maturity
  2,470,000   Los Angeles Department of                                2,595,353
              Water & Power, California
              Electric Plant Revenue,
              4.75%, 08/15/2010,
              Prerefunded 08/15/2003 @ 102
  5,675,000   Sacramento Municipal Utility                             6,118,445
              District, California Electric
              Revenue Series I, MBIA,
              6.00%, 01/01/2024,
              Prerefunded 01/01/2004 @ 102
    400,000   Pomona Public Financing                                    429,900
              Authority, California,
              5.50%, 02/01/2008,
              Prerefunded 02/01/2004 @ 102
    480,000   Pomona Public Financing                                    515,880
              Authority, California,
              Southwest Pomona Revenue
              Series L, 5.50%, 02/01/2008,
              Prerefunded 02/01/2004 @ 102
  1,000,000   Washington Suburban Sanitation                           1,084,720
              District, Maryland,
              6.60%, 06/01/2015,
              Prerefunded 06/01/2004 @ 100


*See Note 1, page 33 in Notes to Financial Statements.


                        Schedule of Investments--Municipal Bond Portfolios    35

-------------------------------------------------------------------------------
Principal Amount              Description                         Market Value*
-------------------------------------------------------------------------------
$ 2,000,000   Los Angeles Department of                              $ 2,153,700
              Water & Power, California
              Electric Plant Revenue, FSA,
              5.25%, 06/15/2013,
              Prerefunded 06/15/2004 @ 101
  3,955,000   Imperial Irrigation District,                            4,407,412
              California Certificates of
              Participation, Electric System Project,
              MBIA, 6.00%, 11/01/2015,
              Prerefunded 11/01/2004 @ 102
    850,000   Burbank Redevelopment Agency,                              940,585
              California, 9.25%, 12/01/2005,
              Prerefunded 12/01/2004 @ 100
  1,520,000   Corona, California Certificates                          1,836,023
              of Participation, 8.00%, 03/01/2015,
              Prerefunded 03/01/2006 @ 100
    920,000   Northern California Power                                1,104,156
              Agency Public Power Revenue
              Series A, AMBAC,
              5.80%, 07/01/2009,
              Escrowed to Maturity
  1,000,000   Kern High School District,                               1,327,750
              California, 7.10%, 08/01/2011,
              Escrowed to Maturity
  5,300,000   Massachusetts State Series B,                            6,236,563
              FSA, 5.50%, 03/01/2018,
              Prerefunded 03/01/2012 @ 100
  1,000,000   Pittsburg Redevelopment                                  1,606,330
              Agency, California Residential
              Mortgage Revenue,
              9.60%, 06/01/2016,
              Escrowed to Maturity
  1,615,000   Metropolitan Water District of                           1,937,871
              Southern California,
              Waterworks Revenue Series A,
              5.75%, 07/01/2021,
              Escrowed to Maturity
  1,325,000   Duarte, California                                       1,384,572
              Certificates of Participation,
              City of Hope National Medical
              Center, 6.25%, 04/01/2023,
              Prerefunded 04/01/2023 @ 102
                                                                     -----------
Total Prerefunded/Escrowed
(Cost $60,890,400)                                                    63,309,688
                                                                     -----------
--------------------------------------------------------------------------------
INSURED:                                                                  57.32%
--------------------------------------------------------------------------------
  4,765,000   Orange County Local Transportation                       4,905,663
              Authority, California Sales Tax
              Revenue, Second Senior Measure M,
              FGIC, 9.50%, 02/15/2003
  4,315,000   Association of Bay Area                                  4,418,646
              Governments, California Bay
              Area Rapid Transit Series A,
              AMBAC, 4.75%, 06/15/2003

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 1,860,000   Eastern Municipal Water                                $ 1,903,915
              District, California Water &
              Sewer Revenue, Certificates of
              Participation Series A, FGIC,
              4.50%, 07/01/2003
  4,100,000   Florida State Board of                                   4,207,297
              Education Lottery Revenue,
              Series B, FGIC,
              5.00%, 07/01/2003
  1,085,000   Los Angeles County                                       1,138,642
              Metropolitan Transportation
              Authority, California Sales
              Tax Revenue, Proposition C
              Second Series B, AMBAC,
              8.00%, 07/01/2003
  2,780,000   Florida State Correctional                               2,837,157
              Privatization Commission
              Certificates of Participation,
              MBIA, 4.00%, 08/01/2003
  1,000,000   Gateway Economic Development                             1,030,800
              Corp., Greater Cleveland, Ohio
              Excise Tax Revenue, FSA,
              5.00%, 09/01/2003
  1,285,000   Irvine Public Facilities &                               1,304,532
              Infrastructure Authority,
              California Assessment Revenue
              Series B, AMBAC,
              3.00%, 09/02/2003
  1,475,000   King County, Washington Sewer                            1,537,068
              Revenue, Refunding, FGIC,
              5.00%, 01/01/2004
  3,500,000   Louisiana State Energy & Power                           3,669,645
              Authority, Power Project
              Revenue, FSA,
              5.50%, 01/01/2004
 17,090,000   New Jersey State Transit                                17,922,112
              Corp., Capital Grant
              Anticipation Notes Series C,
              AMBAC, 5.25%, 02/01/2004
  1,000,000   Iowa State School                                        1,035,870
              Infrastructure Special Fund,
              FSA, 4.00%, 03/15/2004
  3,620,000   San Francisco City & County                              3,661,847
              Housing Authority, California
              Multifamily Revenue, MBIA,
              4.45%, 05/01/2004
  5,000,000   San Jose Redevelopment Agency,                           5,151,150
              California Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA,
              3.00%, 08/01/2004
  1,015,000   Covina Valley Unified School                             1,073,078
              District, California Series A,
              FSA, 4.50%, 08/01/2004

36    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 1,365,000   Rancho, California Water                               $ 1,455,390
              District Financing Authority
              Revenue Series A, FSA,
              5.00%, 08/01/2004
  1,835,000   Los Angeles, California Harbor                           1,964,386
              Department Revenue, AMBAC,
              5.50%, 08/01/2004
  1,960,000   Gateway Economic Development                             2,084,911
              Corp., Greater Cleveland, Ohio
              Excise Tax Revenue, FSA,
              5.125%, 09/01/2004
  1,600,000   Irvine Public Facilities &                               1,650,624
              Infrastructure Authority,
              California Assessment Revenue
              Series B, AMBAC,
              3.00%, 09/02/2004
  1,000,000   Oakland Joint Powers Financing                           1,070,150
              Authority, California Lease
              Revenue, AMBAC,
              5.00%, 10/01/2004
 11,530,000   San Joaquin Hills                                       11,072,720
              Transportation Corridor
              Agency, California Toll Road
              Revenue, Capital Appreciation
              Refunding Series A, MBIA,
              0.00%, 01/15/2005
  3,300,000   Industry Urban Development                               3,597,066
              Agency, California, MBIA,
              5.00%, 05/01/2005
  3,175,000   East Bay Delta Housing &                                 3,328,638
              Finance Agency, California
              Lease Revenue, MBIA,
              4.25%, 06/01/2005
  1,900,000   Association of Bay Area                                  2,078,980
              Governments, California Bay
              Area Rapid Transit Series A,
              AMBAC, 5.00%, 06/15/2005
  8,080,000   Industry Urban Development                               9,007,584
              Agency, California, MBIA,
              5.00%, 05/01/2006
  3,015,000   Puerto Rico Electric Power                               3,506,747
              Authority Power Revenue,
              Refunding Series Y, MBIA,
              6.50%, 07/01/2006
  1,670,000   Southern California Public                               1,870,684
              Power Authority Project Revenue,
              Refunding San Juan
              Unit 3, Series A, FSA,
              5.00%, 01/01/2007
  7,320,000   Industry Urban Development                               8,265,671
              Agency, California, MBIA,
              5.00%, 05/01/2007
 13,075,000   Association of Bay Area                                 14,807,045
              Governments, California Bay
              Area Rapid Transit Series A,
              AMBAC, 5.00%, 06/15/2007

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 3,960,000   San Francisco City & County,                           $ 4,617,043
              California Refunding Series 1,
              FGIC, 5.75%, 06/15/2007
  8,800,000   Southern California Public                               9,976,560
              Power Authority Project Revenue,
              Refunding San Juan
              Unit 3, Series A, FSA,
              5.00%, 01/01/2008
  2,360,000   San Diego County Regional                                2,720,042
              Transportation Authority,
              California Sales Tax Revenue
              Series A, FGIC,
              5.25%, 04/01/2008
  3,885,000   Long Beach, California Harbor                            4,343,313
              Revenue, MBIA, AMT,
              6.00%, 05/15/2008
  1,000,000   Riverside, California Sewer                              1,246,890
              Revenue, FGIC,
              7.00%, 08/01/2008
  1,510,000   Castaic Lake Water Agency,                               1,903,204
              California Certificates of
              Participation, Water System
              Improvement Project Series A,
              MBIA, 7.25%, 08/01/2008
  9,000,000   Los Angeles County, California                          10,464,210
              Public Works Financing
              Authority, AMBAC,
              5.50%, 10/01/2008
  1,050,000   Los Angeles Department of                                1,149,498
              Airports, California Airport
              Revenue Series A, FGIC,
              5.50%, 05/15/2009
  1,000,000   Redding Joint Powers Financing                           1,219,830
              Authority, California Electric
              System Revenue Series A, MBIA,
              6.25%, 06/01/2009
  1,815,000   Northern California Power                                2,180,795
              Agency, Geothermal Project
              No. 3 Series A, AMBAC,
              5.80%, 07/01/2009
  1,100,000   South Orange County Public                               1,464,749
              Finance Authority, California
              Special Tax Revenue, Foothill
              Area Series C, FGIC,
              8.00%, 08/15/2009
  2,000,000   Los Angeles, California                                  2,122,340
              Wastewater System Revenue
              Series D, FGIC,
              5.375%, 11/01/2009
    600,000   Los Angeles Department of                                  673,086
              Airports, California Airport
              Revenue, FGIC, AMT,
              5.80%, 05/15/2010
  1,000,000   Kern High School District,                               1,235,960
              California Series A, MBIA,
              6.30%, 02/01/2011

                        Schedule of Investments--Municipal Bond Portfolios    37

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 4,275,000   New York State Thruway                                 $ 4,891,540
              Authority, Highway & Bridge
              Trust Fund, Refunding Series C,
              MBIA, 5.25%, 04/01/2011
  2,145,000   San Francisco City & County                              2,360,530
              Airport Commission, California
              International Airport Revenue
              Second Series 10A, MBIA, AMT,
              5.45%, 05/01/2012
  1,000,000   Los Angeles County                                       1,045,470
              Metropolitan Transportation
              Authority, California Sales
              Tax Revenue Series B, AMBAC,
              5.30%, 07/01/2012
  5,930,000   M S R Public Power Agency,                               6,678,366
              California San Juan Project,
              Refunding Series G,
              MBIA, 5.30%, 07/01/2012
  1,075,000   Rancho, California Water                                 1,272,865
              District Financing Authority
              Revenue Series A, FSA,
              5.50%, 08/01/2012
  1,010,000   Millcreek Township School                                1,102,213
              District, Pennsylvania, FGIC,
              4.50%, 09/15/2012 (Note C, p. 44)
  4,840,000   Metro Transportation Authority,                          5,686,177
              New York Service Series B,
              MBIA, 5.50%, 07/01/2013
  1,000,000   University of California                                 1,040,060
              Revenue Series C, AMBAC,
              5.00%, 09/01/2013
  2,500,000   Northern Mariana Islands,                                2,795,500
              Commonwealth of, Series A, ACA,
              6.00%, 06/01/2014
  1,195,000   Culver City Redevelopment                                1,435,267
              Finance Authority, California
              Tax Allocation, AMBAC,
              5.50%, 11/01/2014
  8,675,000   Los Angeles Unified School                              10,159,119
              District, California Election
              of 1997 Series E, MBIA,
              5.50%, 07/01/2015
  1,000,000   San Jose Redevelopment Agency,                           1,248,290
              California Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA,
              6.00%, 08/01/2015
  2,380,000   Antioch Public Finance                                   2,723,696
              Authority, California Lease
              Revenue, Municipal Facilities
              Project Series B, MBIA,
              5.50%, 01/01/2016 (Note C, p. 44)
  1,430,000   San Mateo County                                         1,700,613
              Transportation District,
              California Series A, MBIA,
              5.50%, 06/01/2016

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 5,225,000   California State Public Works                          $ 6,014,863
              Board Lease Revenue,
              Department of Health Services
              Series A, MBIA,
              5.75%, 11/01/2016
  2,685,000   Northern California Power                                2,885,757
              Agency Public Power Revenue,
              Hydroelectric Project No. 1
              Series A, MBIA,
              5.00%, 07/01/2017
  1,000,000   California Special Districts                             1,185,040
              Association Finance Corp.,
              Certificates of Participation
              Series Z, FSA,
              5.50%, 08/01/2017
  1,460,000   Santa Fe Springs, California                             1,647,990
              Community Development
              Commission, Refunding Series A,
              MBIA, 5.375%, 09/01/2017
  3,130,000   Long Beach Bond Finance                                  3,366,127
              Authority, California Lease
              Revenue, Civic Center Project
              Series A, MBIA,
              5.00%, 10/01/2017
  7,495,000   San Bernardino County,                                   8,459,981
              California Certificates of
              Participation, West Valley
              Detention Center, Refunding
              Series A, MBIA,
              5.25%, 11/01/2017
  1,210,000   Culver City, California                                  1,377,634
              Redevelopment Agency, Tax
              Allocation Redevelopment
              Project A, MBIA,
              5.50%, 11/01/2017
  6,390,000   Santa Clara County Financing                             6,879,666
              Authority, California Lease
              Revenue Series A, AMBAC,
              5.00%, 11/15/2017
  5,930,000   Sacramento City Financing                                6,738,081
              Authority, California Revenue
              Capital Improvement Series A,
              AMBAC, 5.50%, 12/01/2017
  2,420,000   San Francisco City & County                              2,562,949
              Airport Commission, California
              International Airport Revenue
              Second Series 15A, FSA, AMT,
              5.00%, 05/01/2018
  2,000,000   Los Angeles, California                                  2,213,920
              Department of Water & Power,
              Power System Series A, FSA,
              5.25%, 07/01/2018
  5,000,000   Los Angeles, California                                  5,580,950
              Department of Water & Power,
              Power System Series A, MBIA,
              5.375%, 07/01/2018

38    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 2,000,000   Los Altos School District,                             $ 2,162,880
              California Series B, MBIA,
              5.00%, 08/01/2018
  1,000,000   Los Angeles Convention &                                 1,045,370
              Exhibition Center Authority,
              California Lease Revenue
              Series A, MBIA,
              5.375%, 08/15/2018
  2,075,000   Anaheim Public Financing                                 2,218,154
              Authority, California Electric
              System Revenue, Distribution
              Facilities, MBIA,
              5.00%, 10/01/2018
  1,500,000   Imperial Irrigation District,                            1,607,145
              California Electric System
              Revenue, MBIA,
              5.00%, 11/01/2018
  1,000,000   Culver City, California                                  1,130,660
              Redevelopment Agency, Tax
              Allocation Redevelopment
              Project A, MBIA,
              5.50%, 11/01/2018
  5,000,000   California State Department of                           5,492,300
              Water Resources, Water Systems
              Series Y, FGIC, 5.25%, 12/01/2018
              (Note C, p. 44)
  1,440,000   Sacramento City Financing                                1,623,154
              Authority, California Revenue,
              City Hall and Redevelopment
              Projects, Series A, FSA,
              5.375%, 12/01/2018
  3,765,000   Los Angeles, California                                  4,123,240
              Sanitation Equipment Charge
              Revenue Series A, FSA,
              5.25%, 02/01/2019
  5,035,000   Anaheim, California Union High                           5,614,428
              School District, Series A,
              FSA, 5.375%, 08/01/2019
  1,000,000   Antelope Valley, California                              1,121,890
              Union High School District,
              Series A, MBIA, 5.375%, 08/01/2019
  1,185,000   Tahoe-Truckee Unified School                             1,393,109
              District, California, MBIA,
              5.50%, 08/01/2019
  1,000,000   Long Beach Bond Finance                                  1,107,180
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2019
  2,815,000   Los Angeles County, California                           3,214,674
              Certificates of Participation,
              Antelope Valley Courthouse
              Series A, AMBAC,
              5.75%, 11/01/2019

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 2,630,000   California State Public Works                          $ 2,936,737
              Board Lease Revenue,
              Department of Corrections,
              State Prison Series A, AMBAC,
              5.00%, 12/01/2019
  5,000,000   California State Department of                           5,447,150
              Water Resources, Water Systems
              Series Y, FGIC, 5.25%, 12/01/2019
              (Note C, p. 44)
  4,525,000   Los Angeles, California                                  4,922,023
              Sanitation Equipment Charge
              Revenue Series A, FSA,
              5.25%, 02/01/2020
  2,050,000   Pasadena Unified School                                  2,178,227
              District, California Series B,
              FGIC, 5.00%, 07/01/2020
  6,185,000   Los Angeles Department of                                6,806,964
              Water & Power, California
              Power System Series A, MBIA,
              5.375%, 07/01/2020
  6,340,000   University of California                                 6,707,149
              Multi-Purpose Projects,
              Revenue Series E, MBIA,
              5.125%, 09/01/2020
  1,000,000   Fontana Public Financing                                 1,099,920
              Authority, California Tax
              Allocation Revenue, North
              Fontana Redevelopment Project
              Series A, FSA, 5.25%, 09/01/2020
  1,000,000   San Mateo County Community                               1,107,250
              College District, California
              2001 Election Series A, FGIC,
              5.375%, 09/01/2020
  2,075,000   Walnut, California Public                                2,301,611
              Financing Tax Allocation
              Revenue, AMBAC,
              5.375%, 09/01/2020
  1,100,000   Mammoth Unified School                                     446,226
              District, California Capital
              Appreciation, MBIA,
              0.00%, 08/01/2021
  1,050,000   Long Beach Bond Finance                                  1,144,301
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2021
  1,000,000   Sacramento County Sanitation                             1,162,670
              District Financing Authority,
              California Revenue, FSA,
              5.50%, 12/01/2021
  1,000,000   Mammoth Unified School                                     379,260
              District, California Capital
              Appreciation, MBIA,
              0.00%, 08/01/2022

                        Schedule of Investments--Municipal Bond Portfolios    39

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 3,050,000   California State University                            $ 3,222,508
              Headquarters Building
              Authority Lease Revenue Series B,
              MBIA, 5.25%, 09/01/2022
  1,715,000   Long Beach Bond Finance                                  1,854,344
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2022
  1,700,000   San Diego Unified School                                 1,790,933
              District, California Series C,
              FSA, 5.00%, 07/01/2023
  3,450,000   San Francisco City & County                              3,588,759
              Airport Commission, California
              International Airport Revenue
              Second Series 16B, FSA,
              5.00%, 05/01/2024
  1,000,000   California State, MBIA,                                  1,043,350
              5.00%, 08/01/2024
  1,230,000   Gateway Unified School                                   1,299,470
              District, California, MBIA,
              5.00%, 08/01/2024
  5,200,000   William S. Hart Union High                               5,215,600
              School District, California
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA,
              2.40%, 01/15/2025
  9,995,000   Los Angeles Community College                           10,458,968
              District, California Series A,
              MBIA, 5.00%, 06/01/2026
  4,000,000   La Mesa Spring Valley School                             4,202,640
              District, California Series A,
              FGIC, 5.00%, 08/01/2026
  7,000,000   North Orange County,                                     7,376,810
              California Community College
              Series A, MBIA,
              5.00%, 02/01/2027
  4,125,000   Long Beach, California Harbor                            4,284,060
              Revenue Series B, MBIA,
              4.00%, 05/15/2027
  2,500,000   Long Beach, California Harbor                            2,596,575
              Revenue Series A, MBIA,
              4.00%, 05/15/2027
    925,000   California Housing Finance                                 933,667
              Agency, Home Mortgage Revenue
              Series I, MBIA, AMT,
              4.95%, 08/01/2028
  5,665,000   California Housing Finance                               1,589,203
              Agency, Home Mortgage Revenue
              Series B, AMT, MBIA,
              0.00%, 08/01/2029
  1,690,000   California Housing Finance                               1,734,582
              Agency, Home Mortgage Revenue
              Series N, AMT, FSA,
              5.25%, 08/01/2029

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 7,000,000   William S. Hart Union High                            $  7,021,000
              School District, California
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA,
              2.40%, 01/15/2036
                                                                    ------------
Total Insured (Cost $361,925,027)                                    386,634,343
                                                                    ------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            10.54%
--------------------------------------------------------------------------------
State General Obligations: 4.62%
  1,030,000   California State,                                        1,036,427
                  5.00%, 12/01/2002
  2,505,000   Wisconsin State Series A,                                2,559,834
                  5.25%, 05/01/2003
  2,100,000   Illinois State Series 1,                                 2,195,046
                  5.50%, 12/01/2003
  3,910,000   Delaware State Series A,                                 4,082,627
                  4.00%, 08/01/2004
  2,890,000   California State,                                        3,132,616
                  6.10%, 09/01/2004
  1,535,000   Illinois State Series 1,                                 1,657,539
                  5.50%, 12/01/2004
  2,500,000   California State,                                        2,810,575
                  6.20%, 09/01/2005
  1,870,000   California State,                                        2,036,374
                  5.25%, 09/01/2018
  7,045,000   California State,                                        7,572,600
                  5.25%, 09/01/2020
  3,965,000   California State,                                        4,090,016
              5.00%, 10/01/2023
                                                                ----------------
Total State General Obligations
(Cost $29,202,698)                                                    31,173,654
                                                                ----------------
Local General Obligations: 1.91%
  1,000,000   Mecklenburg County, North                                1,032,860
              Carolina Public Improvement
              Series D, 4.00%, 02/01/2004
  3,000,000   Dallas, Texas Equipment                                  3,198,240
              Acquisition Contractual
              Obligation, 5.25%, 08/15/2004
  3,110,000   Los Angeles County Public                                3,220,187
              Works Financing Authority,
              California Capital Construction,
              5.00%, 03/01/2011
  2,480,000   Los Angeles, California Series A,                        2,620,963
              5.25%, 09/01/2011
  1,145,000   Los Gatos-Saratoga Joint Union                           1,317,472
              High School District,
              California Election of
              1998 Series B,
              5.75%, 12/01/2019

 40    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 1,325,000   Los Gatos-Saratoga Joint Union                         $ 1,514,515
              High School District, California
              Election of 1998 Series B,
              5.75%, 12/01/2020
                                                                ----------------
Total Local General Obligations
(Cost $12,283,591)                                                    12,904,237
                                                                ----------------
Tax Lease: 1.48%
  1,545,000   Los Angeles County, California                           1,548,492
              Capital Asset Leasing Corp.,
              Lease Revenue Series A,
              3.00%, 12/01/2002
  1,000,000   California State Public Works                            1,037,390
              Department of Corrections, Del
              Norte Board Lease Revenue
              Series C, 4.70%, 12/01/2003
  1,060,000   Puerto Rico Urban Renewal &                              1,067,558
              Housing Corp.,
              7.875%, 10/01/2004
  1,010,000   Gilroy Unified School                                    1,074,236
              District, California
              Certificates of Participation,
              5.85%, 07/01/2008
  2,590,000   Taft Public Financing                                    2,954,024
              Authority, California Lease
              Revenue, Community
              Correctional Facility Project A,
              5.95%, 01/01/2011
  2,000,000   Sacramento Finance Authority,                            2,260,920
              California Lease Revenue
              Series B, 5.40%, 11/01/2020
                                                                ----------------
Total Tax Lease (Cost $9,042,000)                                      9,942,620
                                                                ----------------
Special Tax: 2.53%
  1,000,000   Fontana Redevelopment Agency,                            1,000,000
              California Tax Allocation,
              Jurupa Hills Redevelopment
              Project Series A,
              4.30%, 10/01/2002
  1,910,000   Virgin Islands Public Finance                            1,910,000
              Authority Revenue, Gross
              Receipts Taxes Loan Notes
              Series A, 5.50%, 10/01/2002
    215,000   Vacaville, California                                      216,350
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.00%, 09/02/2003
    555,000   Irvine, California Improvement                             561,882
              Bond Act 1915, Limited
              Obligation Assessment District,
              4.125%, 09/02/2003

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 3,080,000   Orange County Local                                    $ 3,193,098
              Transportation Authority,
              California Sales Tax Revenue,
              Refunding First Senior Measure
              M Series A, 4.00%, 02/15/2004
  1,150,000   New Jersey State                                         1,217,896
              Transportation Trust Fund
              Authority, Transportation
              Systems Series A,
              5.25%, 06/15/2004
    375,000   Vacaville, California                                      378,810
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.40%, 09/02/2004
    750,000   Irvine, California Improvement                             765,375
              Bond Act 1915, Limited
              Obligation Assessment District,
              4.375%, 09/02/2004
    665,000   Vacaville, California                                      677,269
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.95%, 09/02/2005
    165,000   Irvine, California Improvement                             170,399
              Bond Act 1915, Limited
              Obligation Assessment District,
              4.60%, 09/02/2005
    515,000   Contra Costa County,                                       544,916
              California Improvement Bond
              Act 1915, 5.45%, 09/02/2005
    200,000   Etiwanda School District,                                  204,420
              California Refunding Community
              Facilities District No. 3,
              3.90%, 08/01/2006
    680,000   Vacaville, California                                      697,986
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 4.25%, 09/02/2006
    280,000   Salinas Public Financing                                   289,750
              Authority, California Revenue,
              Refunding Assessment Districts,
              Refinancing Subordinated
              Series B, 4.75%, 09/02/2006
    350,000   Etiwanda School District,                                  359,985
              California Refunding Community
              Facilities District No. 3,
              4.25%, 08/01/2007
  1,075,000   Pomona Public Financing                                  1,144,520
              Authority, California Revenue,
              Southwest Pomona Redevelopment
              Series L, 5.50%, 02/01/2008
    480,000   Etiwanda School District,                                  496,632
              California Refunding Community
              Facilities District No. 3,
              4.50%, 08/01/2008

                        Schedule of Investments--Municipal Bond Portfolios    41

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
--------------------------------------------------------------------------------
$   380,000   Salinas Public Financing                                $  392,430
              Authority, California Revenue,
              Refunding Assessment Districts,
              Refinancing Subordinated
              Series B, 4.75%, 09/02/2008
    495,000   Etiwanda School District,                                  512,048
              California Refunding Community
              Facilities District No. 3,
              4.70%, 08/01/2009
    305,000   Salinas Public Financing                                   314,964
              Authority, California Revenue,
              Refunding Assessment Districts,
              Refinancing Subordinated
              Series B, 5.00%, 09/02/2009
    470,000   Etiwanda School District,                                  486,135
              California Refunding Community
              Facilities District No. 3,
              4.80%, 08/01/2010
    310,000   Salinas Public Financing Authority,                        319,985
              California Revenue,
              Refunding Assessment Districts,
              Refinancing Subordinated
              Series B, 5.25%, 09/02/2011
  1,175,000   Beacon Tradeport Community                               1,211,343
              Development District, Florida
              Industrial Project Series B,
              7.125%, 05/01/2022
                                                                ----------------
Total Special Tax (Cost $16,732,158)                                  17,066,193
                                                                ----------------
Total Tax Supported (Cost $67,260,447)                                71,086,704
                                                                ----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  14.31%
--------------------------------------------------------------------------------
Airport Revenue: 0.17%
    500,000   Denver City & County, Colorado                             512,930
              Airport Revenue Series B, AMT,
              7.25%, 11/15/2005
    500,000   Denver City & County, Colorado                             629,920
              Airport Revenue Series D, AMT,
              7.75%, 11/15/2013
                                                                ----------------
Total Airport Revenue (Cost $998,916)                                  1,142,850
                                                                ----------------
Electric Revenue: 0.95%
  2,475,000   Seattle, Washington Municipal                            2,510,220
              Light & Power Revenue,
              4.50%, 03/28/2003
  3,640,000   Los Angeles Department of                                3,890,541
              Water & Power, California
              Electric Plant Revenue,
              Unrefunded,
              9.00%, 09/01/2003
                                                                ----------------
Total Electric Revenue (Cost $6,363,095)                               6,400,761
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
Health Care Revenue: 1.01%
$ 1,185,000   ABAG Finance Authority for                             $ 1,255,673
              Nonprofit Corp., California
              Revenue, San Diego Hospital
              Associates Series A,
              6.00%, 08/15/2004
  2,000,000   California Statewide                                     2,053,560
              Communities Development
              Authority Revenue, Kaiser
              Permanent Series C,
              3.70%, 11/01/2029
  3,420,000   California Statewide                                     3,524,276
              Communities Development
              Authority Revenue, Kaiser
              Permanent Series C,
              3.85%, 08/01/2031
                                                                ----------------
Total Health Care Revenue (Cost $6,626,240)                            6,833,509
                                                                ----------------
Higher Education Revenue: 1.50%
  2,105,000   California Educational                                   2,343,307
              Facilities Authority Revenue,
              University of the Pacific,
              5.50%, 11/01/2018
  7,575,000   CSUCI Financing Authority                                7,771,874
              Revenue, California Rental
              Housing, 3.375%, 08/01/2031
                                                                ----------------
Total Higher Education Revenue
(Cost $9,763,496)                                                     10,115,181
                                                                ----------------
Tobacco Revenue: 2.28%
     75,000   Children's Trust Fund, Puerto                               78,895
              Rico Tobacco Settlement
              Revenue, 5.75%, 07/01/2020
  2,705,000   Tobacco Securitization                                   2,699,401
              Authority of Northern
              California Tobacco Settlement
              Asset-Backed Bonds Series B,
              Sacramento County Tobacco
              Securitization Corp.,
              4.375%, 06/01/2021
  3,025,000   California County, Tobacco                               3,057,307
              Securitization Agency, Fresno
              County Tobacco Funding Corp.,
              5.625%, 06/01/2023
  8,395,000   Tobacco Securitization                                   8,573,058
              Authority of Southern
              California Tobacco Settlement
              Asset-Backed Bonds Series A,
              San Diego County Tobacco
              Securitization Corp.,
              5.25%, 06/01/2027

 42    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 1,000,000   Badger Tobacco Asset                                   $ 1,003,150
              Securitization Corp.,
              Wisconsin Tobacco Settlement
              Asset-Backed Bonds,
              6.125%, 06/01/2027
                                                                ----------------
Total Tobacco Revenue (Cost $15,135,438)                              15,411,811
                                                                ----------------
Toll Revenue: 0.63%
  4,135,000   Florida State Turnpike                                   4,242,882
              Authority Revenue, Department
              of Transportation Series B,
              5.00%, 07/01/2003
                                                                ----------------
Total Toll Revenue (Cost $4,150,306)                                   4,242,882
                                                                ----------------
Water/Sewer Revenue: 3.53%
  1,800,000   Florida Water Pollution                                  1,877,850
              Control Financing Corp.
              Revenue, Water Pollution Control,
              5.00%, 01/15/2004
  2,510,000   Michigan Municipal Bond                                  2,653,848
              Authority Revenue, Clean Water
              Revolving Fund,
              4.50%, 10/01/2004
  2,500,000   Metropolitan Water District of                           2,629,325
              Southern California,
              Waterworks Revenue Series A,
              5.50%, 07/01/2008
  2,420,000   Los Angeles County Sanitation                            2,556,173
              District Financing Authority,
              California Series A,
              5.25%, 10/01/2008
  1,000,000   Orange County Water District,                            1,053,410
              California Certificates of
              Participation Series A,
              5.50%, 08/15/2010
  2,460,000   San Francisco City & County                              2,675,176
              Public Utilities Commission,
              California Waterworks Revenue
              Series A, 5.00%, 11/01/2012
  2,285,000   California State Department of                           2,423,334
              Water Resources, Water System
              Revenue Series O,
              5.00%, 12/01/2015
  5,000,000   Sacramento County Sanitation                             5,535,300
              District Financing Authority,
              California Revenue Series A,
              5.60%, 12/01/2016
  2,045,000   Metropolitan Water District of                           2,438,479
              Southern California,
              Waterworks Revenue Series A,
              5.75%, 07/01/2021
                                                                ----------------
Total Water/Sewer Revenue
(Cost $22,075,505)                                                    23,842,895
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
Miscellaneous Revenue: 1.93%
$ 1,634,142   Koch Fixed-Rate Trust, Various                         $ 1,665,894
              States Class A1,
              4.70%, 10/06/2003
  1,850,000   Ohio State Revenue, Major New                            1,953,748
              State Infrastructure-1,
              5.00%, 06/15/2004
  6,485,000   Los Angeles, California Harbor                           7,339,074
              Department Revenue Series B,
              AMT, 5.75%, 08/01/2009
  2,000,000   Oakland, Joint Powers Financing                          2,055,020
              Authority, California Revenue,
              California Fruitvale Transit
              Village Series A,
              3.125%, 07/01/2033
                                                                ----------------
Total Miscellaneous Revenue
(Cost $12,186,278)                                                    13,013,736
                                                                ----------------
Industrial Development/Pollution Control
Revenue: 2.31%
  2,750,000   California Statewide                                     2,803,543
              Communities Development
              Authority Solid Waste Revenue,
              4.95%, 04/01/2011
  3,050,000   Pope County, Arkansas Revenue,                           3,100,173
              Refunding Entergy Arkansas Inc.
              Project, 5.05%, 09/01/2028
  3,565,000   Matagorda County Navigation                              3,595,730
              District No. 1, Texas
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co. Series A,
              3.75%, 05/01/2030
  1,000,000   Maricopa County Industrial                               1,021,550
              Development Authority, Arizona
              Solid Waste Disposal Revenue,
              Waste Management Inc. Project,
              4.80%, 12/01/2031
  5,000,000   Brazos River Authority, Texas                            5,041,850
              Pollution Control Revenue,
              Refunding TXU Electric Co.
              Project Series D,
              4.25%, 05/01/2033
                                                                ----------------
Total Industrial Development/Pollution
Control Revenue (Cost $15,392,161)                                    15,562,846
                                                                ----------------
Total Revenue (Cost $92,691,435)                                      96,566,471
                                                                ----------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   3.46%
--------------------------------------------------------------------------------
Housing: 3.46%
  1,050,000   San Jose, California                                     1,074,664
              Multifamily Housing Revenue,
              El Parador Apartments Project
              Series C, AMT,
              4.90%, 01/01/2016

                        Schedule of Investments--Municipal Bond Portfolios    43

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$ 3,325,000   Munimae Trust, Series 2001-1                           $ 3,476,886
              Class A, 4.35%, 10/26/2016
  3,875,000   Munimae Trust, Series 2001-2                             4,052,010
              Class A, 4.35%, 10/26/2016
  1,345,000   California Rural Home Mortgage                           1,479,984
              Finance Authority, Single-
              Family Mortgage Revenue,
              Mortgage-Backed Securities
              Program Series A, GNMA/FNMA,
              6.55%, 06/01/2030
 13,235,000   California Statewide                                    13,255,647
              Communities Development
              Authority, Fountains Seacliff
              Apartments, 2.10%, 10/15/2035
                                                                ----------------
Total Housing (Cost $22,930,924)                                      23,339,191
                                                                ----------------
Total Asset-Backed Securities (Cost $22,930,924)                      23,339,191
                                                                ----------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $642,515,233)                   100.47%    $677,753,397
(Note D, below)
Cash and Other Assets, Less Liabilities                  (0.47)      (3,188,365)
                                                        ------     ------------
Net Assets                                              100.00%    $674,565,032
                                                        ======     ============
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                                     Unrealized
Contracts       Description                       Value             Depreciation
--------------------------------------------------------------------------------
120            Interest Rate                    $13,586,250          $ (289,469)
               Swap 10 Yr. Future
               December 2002
                                                                ----------------
Total Short Futures Contract                                         $ (289,469)
                                                                ----------------
--------------------------------------------------------------------------------

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FNMA-Federal National Mortgage Association
    GNMA-Government National Mortgage Association
(B) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contracts.
(C) When-issued security.
(D) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $35,278,192 and gross unrealized depreciation of investments was $40,028, resulting in net unrealized appreciation of $35,238,164.

See Notes to Financial Statements.

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                          New York Municipal Portfolio
                               September 30, 2002

--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
--------------------------------------------------------------------------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     6.23%
--------------------------------------------------------------------------------
$21,000,000    Rockland County, New York                            $ 21,172,830
               Revenue Anticipation Notes,
               3.00%, 04/09/2003
  4,930,000    Suffolk County, New York Tax                            4,975,750
               Anticipation Notes,
               2.50%, 09/09/2003 (Note B, p. 56)
  1,000,000    New York City Series B                                  1,000,000
               Subseries B-6,
               2.05%, 08/15/2005
  5,050,000    Port Authority of New York &                            5,050,000
               New Jersey, Special Obligation
               Revenue Versatile Structure
               Obligation Series 2,
               1.95%, 05/01/2019
  2,600,000    New York City Municipal Water                           2,600,000
               Finance Authority, New York
               Water & Sewer Systems Revenue
               Series 93-C, 1.95%, 06/15/2022
  3,300,000    New York City Municipal Water                           3,300,000
               Finance Authority, New York
               Water & Sewer System Revenue
               Series C, 1.95%, 06/15/2023
  2,500,000    Port Authority of New York &                            2,500,000
               New Jersey, Special Obligation
               Revenue Versatile Structure
               Obligation Series 5,
               2.00%, 08/01/2024
  7,750,000    New York State Energy Research                          7,750,000
               & Development Authority,
               Pollution Control Revenue
               Niagara Mohawk Power Co.
               Project Series A,
               2.00%, 12/01/2026
  2,350,000    New York State Energy Research                          2,350,000
               & Development Authority,
               Pollution Control Revenue,
               Refunding New York State
               Electric & Gas Series D,
               Remarketed 03/04/1998,
               1.95%, 10/01/2029
  5,100,000    New York City Transitional                              5,100,000
               Finance Authority, New York
               Future Tax Secured Series B,
               2.00%, 02/01/2031




*See Note 1, page 33 in Notes to Financial Statements.

44    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      7,740,000   Long Island Power Authority,                 $      7,740,000
                   New York Electric Systems
                   Subordinated Series
                   2-Subseries 2B,
                   1.95%, 05/01/2033
                                                                ----------------
Total Tax-Exempt Variable-Rate
Demand Notes (Cost $63,445,699)                                       63,538,580
                                                                ----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                      6.06%
--------------------------------------------------------------------------------
       1,600,000   New York City Series B, AMBAC,                      1,629,632
                   8.25%, 06/01/2017,
                   Prerefunded 06/01/2001 @ 101.50
       1,955,000   New York State Power                                2,011,519
                   Authority, Revenue Series CC,
                   5.00%, 01/01/2014,
                   Prerefunded 01/01/2003 @ 102
       5,490,000   New York State Power                                5,648,716
                   Authority, Revenue Series CC,
                   5.00%, 01/01/2009,
                   Prerefunded 01/01/2003 @ 102
      11,715,000   New York City Health &                             12,161,459
                   Hospital Corp. Series A,
                   6.30%, 02/15/2020,
                   Prerefunded 02/15/2003 @ 102
         965,000   New York State Medical Care                           996,729
                   Facilities Finance Agency,
                   Hospital & Nursing Home
                   Insured Mortgage, FHA,
                   6.35%, 02/15/2012,
                   Prerefunded 02/15/2003 @ 102
       5,605,000   New York State Dormitory                            5,890,238
                   Authority Revenue, State
                   University Educational
                   Facilities Series A,
                   6.375%, 05/15/2014,
                   Prerefunded 05/15/2003 @102
       5,020,000   New York City Transitional                          5,260,207
                   Finance Authority, Revenue,
                   Future Tax Secured Series C,
                   5.00%, 02/01/2004,
                   Escrowed to Maturity
         435,000   New York State Medical Care                           445,905
                   Facilities Finance Agency,
                   Hospital & Nursing Home
                   Insured Mortgage, FHA,
                   6.125%, 02/15/2014,
                   Prerefunded 02/15/2004 @ 102
       1,140,000   New York State Environmental                        1,258,845
                   Facilities Corp., Pollution
                   Control Revenue, State Water
                   Revolving Fund Series E,
                   6.70%, 06/15/2010,
                   Prerefunded 06/15/2004 @ 101.50

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,050,000   New York State Medical Care                  $      1,163,054
                   Facilities Finance Authority,
                   Mental Health Services, MBIA,
                   6.15%, 02/15/2015,
                   Prerefunded 08/15/2004 @ 102
       2,800,000   New York State Thruway                              3,111,108
                   Authority, General Revenue
                   Series C, 5.75%, 01/01/2009,
                   Prerefunded 01/01/2005 @ 102
       1,050,000   New York State Medical Care                         1,154,591
                   Facilities Finance Authority,
                   Hospital & Nursing Home
                   Insured Mortgage, FHA,
                   5.875%, 02/15/2005,
                   Escrowed to Maturity
       1,925,000   New York State Local                                2,165,144
                   Government Assistance Corp.,
                   Series A, 5.90%, 04/01/2012,
                   Prerefunded 04/01/2005 @ 102
       900,000     New York City Series B,                             1,027,458
                   6.30%, 08/15/2008,
                   Prerefunded 08/15/2005 @ 101
       2,220,000   New York State Power Authority                      2,585,590
                   Revenue Series W,
                   6.50%, 01/01/2008,
                   Escrowed to Maturity
       2,935,000   New York State Medical Care                         3,199,150
                   Facilities Finance Agency,
                   Hospital & Nursing Home
                   Insured Mortgage Series C,
                   6.25%, 08/15/2012,
                   Escrowed to Maturity
       4,670,000   Niagara Falls Bridge                                5,886,301
                   Commission, New York Toll
                   Revenue, 6.30%, 10/01/2012,
                   Escrowed to Maturity
       2,545,000   New York City Transitional                          2,995,490
                   Finance Authority, Revenue,
                   Future Tax Secured Series B,
                   5.50%, 02/01/2017,
                   Escrowed to Maturity
       2,740,000   Massachusetts State                                 3,224,185
                   Consolidated Loan Series B,
                   5.50%, 03/01/2018,
                   Escrowed to Maturity
                                                                ----------------
    Total Prerefunded/Escrowed
    (Cost $58,263,585)                                                61,815,321
                                                                ----------------
--------------------------------------------------------------------------------
INSURED:                                                                  44.14%
--------------------------------------------------------------------------------
       1,850,000   Nassau County, New York Series C,                   1,866,928
                   FSA, 5.125%, 01/01/2003
       3,000,000   Long Island Power Authority,                        3,042,270
                   New York Electric System
                   Revenue, MBIA-IBC,
                   4.25%, 04/01/2003

                        Schedule of Investments--Municipal Bond Portfolios    45

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,000,000   Jamestown City School                        $      1,018,100
                   District, New York, FGIC,
                   4.00%, 06/15/2003
       2,480,000   New York State Dormitory                            2,545,075
                   Authority, Revenue, City
                   University Series A, AMBAC,
                   5.00%, 07/01/2003
       2,525,000   New York State Dormitory                            2,609,891
                   Authority, Lease Revenue,
                   State University Dormitory
                   Facilities Series A, AMBAC,
                   6.00%, 07/01/2003
       1,340,000   New York State Dormitory                            1,412,226
                   Authority, Revenue, City
                   University Series D, FGIC,
                   8.75%, 07/01/2003
       1,530,000   Suffolk County, New York                            1,583,428
                   Public Improvement Series B,
                   FGIC, 5.00%, 10/01/2003
       7,610,000   Rochester, New York, MBIA,                          7,885,101
                   5.125%, 10/01/2003
       3,000,000   Brookhaven, New York Public                         3,105,450
                   Improvement, FGIC,
                   4.75%, 11/01/2003
       1,660,000   Buffalo, New York Series C,                         1,707,957
                   FGIC, 4.00%, 12/01/2003
       5,980,000   Nassau County, New York Series C,                   6,247,665
                   FSA, 5.125%, 01/01/2004
       5,535,000   New York State Thruway                              5,922,118
                   Authority, Highway & Bridge
                   Trust Fund Series A, AMBAC,
                   6.25%, 04/01/2004
       7,070,000   New York State Dormitory                            7,518,309
                   Authority, Revenue, City
                   University Series A, AMBAC,
                   5.25%, 07/01/2004
       1,000,000   Port Authority of New York &                        1,060,250
                   New Jersey, Consolidated 122nd
                   Series, FSA, 5.25%, 07/15/2004
       3,140,000   New York City Series E, FGIC,                       3,386,019
                   6.00%, 08/01/2004
       6,715,000   Long Island Power Authority,                        7,236,420
                   New York Electric System
                   Revenue Series A, AMBAC,
                   5.25%, 12/01/2004
       5,000,000   New York State Urban                                5,392,300
                   Development Corp.,
                   Correctional Facilities Series A,
                   AMBAC, 5.30%, 01/01/2005
       2,080,000   Suffolk County Industrial                           2,184,021
                   Development Agency, New York
                   Southwest Sewer System
                   Revenue, FGIC,
                   4.80%, 02/01/2005

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      2,240,000   New York State Thruway                       $      2,415,795
                   Authority, Highway & Bridge
                   Trust Fund Series B, AMBAC,
                   5.00%, 04/01/2005
       1,000,000   Nassau County, New York Series A,                   1,116,510
                   FGIC, 6.50%, 05/01/2005
       1,560,000   MTA, New York Transit                               1,711,492
                   Facilities Revenue Series M,
                   AMBAC, 5.20%, 07/01/2005
       7,445,000   New York State Dormitory                            8,135,821
                   Authority, Revenue, City
                   University Series A, AMBAC,
                   5.25%, 07/01/2005
       1,000,000   New York State Dormitory                            1,119,460
                   Authority, Revenue, City
                   University Series C, AMBAC,
                   6.25%, 07/01/2005
       8,955,000   Port Authority of New York &                        9,733,727
                   New Jersey, Consolidated 122nd
                   Series, FSA, 5.25%, 07/15/2005
       4,000,000   Suffolk County Industrial                           4,199,320
                   Development Agency, New York
                   Southwest Sewer System
                   Revenue, FGIC,
                   4.90%, 02/01/2006
       4,970,000   New York State Dormitory                            5,430,669
                   Authority, Revenue, Refunding
                   Secured Hospital, Brookdale
                   Hospital Series J, FSA Credit,
                   5.125%, 02/15/2006
       1,000,000   Nassau County, New York                             1,028,510
                   General Improvement Series N,
                   FSA, 5.00%, 03/01/2006
       1,200,000   Suffolk County, New York                            1,276,428
                   Public Improvement Series A,
                   MBIA, 4.00%, 04/01/2006
      15,795,000   New York State Thruway                             17,302,633
                   Authority, Highway & Bridge
                   Trust Fund Series B, AMBAC,
                   5.00%, 04/01/2006
       1,710,000   Suffolk County, New York                            1,821,389
                   Public Improvement Series A,
                   MBIA, 4.00%, 05/01/2006
       1,000,000   Attica Central School                               1,036,290
                   District, New York Refunding,
                   FGIC, 3.125%, 06/15/2006
       1,640,000   Metropolitan Transportation                         1,899,563
                   Authority, New York
                   Transportation Facilities
                   Revenue Series K, MBIA-IBC,
                   6.30%, 07/01/2006
       1,350,000   Suffolk County, New York                            1,467,207
                   Public Improvement Series C,
                   MBIA, 4.50%, 07/15/2006
       3,615,000   New York State Project Finance                      3,762,311
                   Agency, HUD Section 236-Series A,
                   FSA, 4.95%, 11/01/2006


46    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      2,025,000   New York State Urban                         $      2,231,894
                   Development Corp.,
                   Correctional Facilities Series A,
                   AMBAC, 5.00%, 01/01/2007
       2,000,000   Suffolk County, New York                            2,293,320
                   Southwest Sewer District,
                   MBIA, 6.00%, 02/01/2007
       1,965,000   Longwood Central School                             2,137,291
                   District, New York, FGIC,
                   4.50%, 03/15/2007
      13,420,000   Long Island Power Authority,                       14,849,901
                   New York Electric Systems
                   Revenue General, MBIA,
                   5.00%, 04/01/2007
       3,500,000   New York State Thruway                              3,877,650
                   Authority, Highway & Bridge
                   Trust Fund Series B, AMBAC,
                   5.00%, 04/01/2007
       4,160,000   New York State Local                                4,782,960
                   Government Assistance Corp.,
                   Refunding Series A, AMBAC,
                   6.00%, 04/01/2007
       2,090,000   Central Square Central School                       2,211,617
                   District, New York Refunding,
                   FGIC, 3.75%, 05/15/2007
       2,000,000   New York State Dormitory                            2,253,840
                   Authority, State University
                   Series B, FGIC,
                   5.375%, 05/15/2007
       1,350,000   Jordan-Elbridge Central School                      1,444,811
                   District, New York Refunding,
                   FGIC, 4.00%, 06/15/2007
       4,000,000   Westchester County Industrial                       4,277,720
                   Development Agency, New York
                   Resource Recovery Revenue
                   Series A, AMBAC,
                   5.60%, 07/01/2007
       1,000,000   MTA, New York Commuter                              1,165,360
                   Facilities Series A, MBIA,
                   6.00%, 07/01/2007
       2,400,000   MTA, New York Transit                               2,829,048
                   Facilities Series K, MBIA,
                   6.30%, 07/01/2007
       2,305,000   Suffolk County, New York                            2,573,118
                   Public Improvement Series C,
                   MBIA, 5.00%, 07/15/2007
       3,765,000   MTA, New York Revenue                               4,317,853
                   Refunding Transportation
                   Series E, MBIA,
                   5.50%, 11/15/2007
       1,560,000   New York City Transportation                        1,764,048
                   Authority, Certificates of
                   Participation Series A, AMBAC,
                   5.50%, 01/01/2008

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,265,000   New York State Urban                         $      1,432,435
                   Development Corp.,
                   Correctional Facilities Series A,
                   AMBAC, 5.50%, 01/01/2008
       1,345,000   Babylon, New York Series A,                         1,765,703
                   AMBAC, 9.20%, 01/15/2008
       2,920,000   New York State Dormitory                            2,989,584
                   Authority, Insured Mortgage
                   Hospital, Sound Shore Medical
                   Center, FHA, MBIA,
                   4.35%, 02/01/2008
       2,060,000   Longwood Central School                             2,247,810
                   District, New York, FGIC,
                   4.50%, 03/15/2008
       2,750,000   New York State Thruway                              3,095,372
                   Authority, Highway & Bridge
                   Trust Fund, Series A, FSA,
                   5.25%, 04/01/2008
       2,030,000   New York State Thruway                              2,284,948
                   Authority, Service Contract
                   Revenue Local Highway & Bridge
                   Series A-2, MBIA,
                   5.25%, 04/01/2008
       10,100,000  New York State Local                               11,768,924
                   Government Assistance Corp.,
                   Refunding Series A, AMBAC,
                   6.00%, 04/01/2008
       1,000,000   Suffolk County Waterworks                           1,122,380
                   Authority, New York, MBIA,
                   5.10%, 06/01/2008
       1,485,000   New York State Dormitory                            1,543,806
                   Authority, New York University
                   Series B, MBIA,
                   5.00%, 07/01/2008
       1,910,000   MTA, New York Transit                               2,231,262
                   Facilities Service Contract
                   Series O, AMBAC,
                   5.75%, 07/01/2008
       4,575,000   New York State Series B,                            5,042,748
                   AMBAC, 5.625%, 08/15/2008
      11,570,000   Port Authority of New York &                       12,973,325
                   New Jersey, Consolidated 126th
                   Series, FGIC,
                   5.25%, 11/15/2008
       1,900,000   New York State Dormitory                            2,111,451
                   Authority Lease Revenue,
                   Municipal Health Facilities
                   Improvement Program Series 1,
                   FSA, 5.00%, 01/15/2009
       4,550,000   Long Island Power Authority,                        5,129,988
                   New York Electric System
                   Revenue Series 8, Subseries
                   8B-RMK, AMBAC,
                   5.25%, 04/01/2009

                        Schedule of Investments--Municipal Bond Portfolios    47

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,000,000   New York State Thruway                       $      1,108,910
                   Authority, Highway & Bridge
                   Trust Fund Series A, MBIA,
                   5.25%, 04/01/2009
       1,065,000   New York State Dormitory                            1,224,367
                   Authority, Revenue, State
                   University Educational
                   Facilities Series A, MBIA,
                   5.50%, 05/15/2009
       4,055,000   New York State Dormitory                            4,661,790
                   Authority, State University
                   Series A, FGIC,
                   5.50%, 05/15/2009
       1,175,000   New York City Municipal Water                       1,291,208
                   Finance Authority, New York
                   Series A, MBIA,
                   5.75%, 06/15/2009
       3,630,000   New York State Dormitory                            4,196,280
                   Authority, City University
                   Series A, AMBAC,
                   5.75%, 07/01/2009
       2,000,000   New York State Dormitory                            2,324,260
                   Authority, City University
                   Series A, FSA,
                   5.75%, 07/01/2009
       1,495,000   MTA, New York Commuter                              1,791,130
                   Facilities Series A, MBIA,
                   6.10%, 07/01/2009
       1,550,000   Babylon, New York Waste                             2,123,670
                   Facilities, FGIC,
                   9.00%, 08/01/2009
       2,000,000   MTA, New York Dedicated Tax                         2,261,400
                   Fund Series A, FSA,
                   5.00%, 11/15/2009
       6,270,000   Port Authority of New York &                        7,146,859
                   New Jersey, Consolidated 126th
                   Series, FGIC,
                   5.50%, 11/15/2009
       1,090,000   Nassau County, New York Series G,                   1,241,608
                   MBIA, 5.40%, 01/15/2010
       1,000,000   New York State Thruway                              1,126,430
                   Authority, Local Highway &
                   Bridge, MBIA,
                   5.10%, 04/01/2010
       1,120,000   Nassau County, New York                             1,292,088
                   Combined Sewer Districts
                   Series A, AMBAC,
                   5.50%, 07/01/2010
      10,000,000   MTA, New York Revenue,                             11,262,200
                   Refunding Transportation
                   Series E, MBIA,
                   5.00%, 11/15/2010
      12,530,000   Port Authority of New York &                       14,324,922
                   New Jersey, Consolidated 126th
                   Series, FGIC,
                   5.50%, 11/15/2010

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,700,000   Killeen Independent School                   $      1,896,554
                   District, Texas, FSA,
                   5.00%, 02/15/2011 (Note C, p. 56)
       4,085,000   Long Island Power Authority,                        4,532,267
                   New York Electric System
                   Revenue, MBIA,
                   5.125%, 04/01/2011
       1,000,000   New York State Thruway                              1,144,220
                   Authority Highway & Bridge
                   Trust Fund Refunding Series C,
                   MBIA, 5.25%, 04/01/2011
       3,415,000   New York State Dormitory                            3,534,149
                   Authority, New York University
                   Series A, MBIA,
                   5.00%, 07/01/2011
       1,085,000   New York State Dormitory                            1,208,039
                   Authority, New York Medical
                   College, MBIA,
                   5.25%, 07/01/2011
       1,000,000   Nassau County, New York Series A,                   1,200,220
                   AMBAC, 6.00%, 07/01/2011
       1,000,000   New York State Dormitory                            1,170,750
                   Authority, Revenue, Mental
                   Health Services Facilities
                   Series D, FSA,
                   5.75%, 08/15/2011
       2,725,000   New York City Educational                           2,900,653
                   Construction Fund, New York,
                   MBIA, 5.50%, 10/01/2011
       1,000,000   New York State Dormitory                            1,159,470
                   Authority, Revenue, Mental
                   Health Services Facilities
                   Series D, FSA,
                   5.75%, 02/15/2012
       1,540,000   New York State Dormitory                            1,843,611
                   Authority, New York University
                   Series A, MBIA,
                   5.75%, 07/01/2012
       1,000,000   Nassau County, New York Series A,                   1,208,530
                   FGIC, 6.00%, 07/01/2012
       1,630,000   Islip Resource Recovery                             1,764,622
                   Agency, New York Revenue
                   Series B, AMBAC, AMT,
                   6.125%, 07/01/2012
       1,100,000   Albany County, New York, FGIC,                      1,252,075
                   5.00%, 10/01/2012
       3,000,000   Municipal Electric Authority                        3,478,470
                   of Georgia Combustion Turbine
                   Project Series A, MBIA,
                   5.25%, 11/01/2012
       8,500,000   New Jersey State                                   10,266,130
                   Transportation Trust Fund
                   Authority, Transportation
                   System Series C, FSA,
                   5.75%, 12/15/2012

48    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,850,000   New York State Dormitory                     $      2,016,611
                   Authority, Municipal Health
                   Facilities Series 1, FSA,
                   5.125%, 01/15/2013
       1,110,000   New York State Dormitory                            1,233,077
                   Authority, Mental Health
                   Services Facilities Series D,
                   MBIA, 5.25%, 02/15/2013
       2,305,000   New York State Dormitory                            2,699,247
                   Authority, Revenue, Mental
                   Health Services Facilities
                   Series D, FSA,
                   5.875%, 02/15/2013
       9,000,000   New York City Industrial                            9,527,580
                   Development Agency, New York
                   Civic Facility Revenue, Magen
                   David Yeshivah Project, ACA,
                   4.99%, 06/15/2013
       1,000,000   New York City Municipal Water                       1,205,420
                   Finance Authority, New York
                   Series A, AMBAC,
                   5.875%, 06/15/2013
       1,135,000   New York State Dormitory                            1,305,012
                   Authority, City University
                   System Series 1, FSA,
                   5.75%, 07/01/2013
       1,000,000   Nassau County, New York                             1,212,220
                   Series A, FGIC,
                   6.00%, 07/01/2013
       1,140,000   New York State Dormitory                            1,242,361
                   Authority, Brookdale Hospital,
                   Secured Hospital Program,
                   MBIA, 5.20%, 02/15/2014
       1,000,000   New York State Urban                                1,087,670
                   Development Corp., Community
                   Enhancement Facilities, AMBAC,
                   5.125%, 04/01/2014
       1,095,000   Clifton Park Water Authority,                       1,134,146
                   New York, FGIC,
                   5.00%, 10/01/2014
       3,930,000   New York State Dormitory                            4,260,788
                   Authority, Secured Hospital
                   Program Series E, MBIA,
                   5.20%, 02/15/2015
       1,355,000   New York State Local                                1,459,050
                   Government Assistance Corp.,
                   Series A, FGIC,
                   5.00%, 04/01/2015
       7,860,000   MTA, New York Dedicated Tax                         9,181,109
                   Fund Series A, FSA,
                   5.25%, 04/01/2015
       1,355,000   Port Authority of New York &                        1,456,734
                   New Jersey, Consolidated 117th
                   Series, FGIC, AMT,
                   5.125%, 11/15/2015

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      2,610,000   Nassau County Interim Finance                $      2,965,038
                   Authority, New York Sales Tax
                   Secured Series A-1, AMBAC,
                   5.375%, 11/15/2015
       2,220,000   Long Island Power Authority,                        2,392,383
                   New York Electric System
                   Revenue Series A, FSA,
                   5.00%, 12/01/2015
       2,330,000   New York State Urban                                2,530,450
                   Development Corp.,
                   Correctional Facilities Series B,
                   AMBAC, 5.25%, 01/01/2016
       1,000,000   New York State Dormitory                            1,078,080
                   Authority, North General
                   Hospital, Secured Hospital
                   Program Series G, MBIA,
                   5.20%, 02/15/2016
       5,820,000   New York State Dormitory                            6,274,426
                   Authority, Revenue, Wyckoff
                   Heights Series H, MBIA,
                   5.20%, 02/15/2016
       5,905,000   New York State Dormitory                            6,938,257
                   Authority, State University
                   Educational Facilities Series
                   1989 Resources, MBIA,
                   6.00%, 05/15/2016
       2,240,000   New York City Series B, FSA,                        2,400,586
                   5.25%, 08/01/2016
       1,000,000   Nassau County Interim Finance                       1,124,460
                   Authority, New York Sales Tax
                   Secured Series A-1, AMBAC,
                   5.375%, 11/15/2016
       1,310,000   New York State Thruway                              1,381,002
                   Authority, Highway & Bridge
                   Trust Fund Series B, FSA,
                   5.00%, 04/01/2017
       1,530,000   New York State Dormitory                            1,718,251
                   Authority, Lease Revenue, State
                   University, FGIC,
                   5.50%, 07/01/2017
       2,045,000   New York State Series D,                            2,171,238
                   AMBAC, 5.00%, 07/15/2017
       4,860,000   New York State Dormitory                            5,155,439
                   Authority, Mental Health
                   Services Series D, MBIA,
                   5.00%, 08/15/2017
       8,165,000   Triborough Bridge & Tunnel                          8,717,362
                   Authority, New York Special
                   Obligation Series A, MBIA,
                   5.125%, 01/01/2018
       1,120,000   New York State Thruway                              1,197,706
                   Authority, Highway & Board
                   Series A, FGIC,
                   5.00%, 04/01/2018
       1,000,000   MTA, New York Transit                               1,140,440
                   Facilities Revenue Series B-1,
                   AMBAC, 5.00%, 07/01/2018

                        Schedule of Investments--Municipal Bond Portfolios    49

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,000,000   New York State Dormitory                     $      1,094,600
                   Authority, Revenue, Winthrop
                   University Hospital Associates
                   Series A, AMBAC,
                   5.25%, 07/01/2018
       1,000,000   New York State Dormitory                            1,226,620
                   Authority, New York University
                   Series A, MBIA,
                   6.00%, 07/01/2018
       2,720,000   New York State Housing Finance                      2,893,128
                   Agency Service Contract
                   Obligation Revenue Series C,
                   MBIA-IBC, 5.50%, 09/15/2018
       5,325,000   MTA, New York Revenue                               6,031,361
                   Refunding Series A, AMBAC,
                   5.50%, 11/15/2018
       1,780,000   New York State Dormitory                            1,910,723
                   Authority, Revenue, Mental
                   Health Services Series C,
                   MBIA, 5.25%, 02/15/2019
       1,325,000   New York State Dormitory                            1,440,143
                   Authority, Revenue, South
                   Nassau Community Hospital
                   Series B, AMBAC,
                   5.25%, 07/01/2019
       1,415,000   MTA, New York Dedicated Tax                         1,521,917
                   Fund Series A, FSA,
                   5.125%, 11/15/2019
       1,260,000   MTA, New York Commuter                              1,323,126
                   Facilities Series B, AMBAC,
                   5.00%, 07/01/2020
       1,000,000   New York State Dormitory                            1,101,940
                   Authority, Lease Revenue,
                   State University, FGIC,
                   5.50%, 07/01/2020
       1,220,000   New York City Series D, MBIA,                       1,279,902
                   5.25%, 08/01/2021
       1,000,000   New York City Municipal Water                       1,043,820
                   Finance Authority, New York
                   Series A, AMBAC,
                   5.125%, 06/15/2022
       2,500,000   Long Island Power Authority,                        2,624,725
                   New York Electric System
                   Revenue Series A, FSA,
                   5.125%, 12/01/2022
       1,240,000   New York City Series J, MBIA,                       1,273,864
                   5.00%, 08/01/2023
       5,300,000   Long Island Power Authority,                        5,677,201
                   New York Electric System
                   Revenue Series A, MBIA-IBC,
                   5.50%, 12/01/2023
                                                                ----------------
    Total Insured (Cost $422,020,844)                                450,516,915
                                                                ----------------

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            22.67%
--------------------------------------------------------------------------------
Local General Obligations: 6.55%
$      1,180,000   New York City Series D,                      $      1,196,296
                   5.40%, 02/15/2003
       1,015,000   New York City Series B,                             1,059,061
                   6.75%, 08/15/2003
       4,315,000   New York City Series B,                             4,417,697
                   7.50%, 02/01/2004
       4,700,000   New York City Series G,                             4,955,163
                   5.00%, 08/01/2004
       2,400,000   New York City Series E,                             2,596,632
                   6.60%, 08/01/2004
         455,000   New York City Series B,                               488,520
                   6.00%, 08/15/2004
       1,000,000   Westchester County, New York,                       1,119,070
                   7.10%, 12/01/2004
       1,000,000   New York City Series C,                             1,076,000
                   5.60%, 02/01/2005
       1,310,000   New York City Series G,                             1,441,118
                   5.75%, 02/01/2006
       1,000,000   New York City Series I,                             1,122,810
                   6.25%, 04/15/2006
       9,175,000   New York City Series G,                             9,975,519
                   5.00%, 08/01/2006
       1,300,000   Westchester County, New York                        1,533,428
                   Series A, 6.75%, 02/01/2007
         500,000   New York City Series F,                               558,870
                   5.50%, 08/01/2007
       4,455,000   New York City Series B,                             4,965,766
                   6.30%, 08/15/2008
                   (Note D, p. 56)
       1,800,000   Onondaga County, New York                           2,096,388
                   Economically Defeased,
                   5.70%, 04/01/2009
         800,000   Onondaga County, New York                             930,704
                   Unrefunded Balance,
                   5.70%, 04/01/2009
       1,600,000   New York City Series A,                             1,778,928
                   5.25%, 08/01/2009
      11,430,000   New York City Series G,                            12,881,038
                   5.50%, 08/01/2009
       1,830,000   Onondaga County, New York                           2,164,945
                   Economically Defeased,
                   5.70%, 04/01/2011
         770,000   Onondaga County, New York                             909,678
                   Unrefunded Balance,
                   5.70%, 04/01/2011
       5,415,000   Phoenix, Arizona Refunding                          6,131,025
                   Series A, 5.00%, 07/01/2011
       3,250,000   New York City Series F,                             3,503,110
                   5.25%, 08/01/2016
                                                                ----------------
    Total Local General Obligations
    (Cost $62,904,378)                                                66,901,766
                                                                ----------------

 50    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
Tax Lease: 7.11%
$      1,000,000   New York State Medical Care                  $      1,016,550
                   Facilities Finance Agency,
                   Mental Health Services Series F,
                   6.00%, 02/15/2003
         720,000   New York State Medical Care                           732,175
                   Facilities Finance Authority,
                   Mental Health Services Series F,
                   6.20%, 02/15/2003
       3,075,000   New York State Dormitory                            3,120,417
                   Authority, Revenue, Community
                   Enhancement Facilities Series A,
                   4.50%, 04/01/2003
       1,335,000   New York State Dormitory                            1,359,631
                   Authority, Revenue, State
                   Service Contract Series C,
                   5.25%, 04/01/2003
       1,050,000   New York State Dormitory                            1,102,049
                   Authority, Revenue, Refunding
                   Secured Hospital, North General
                   Hospital Series G,
                   5.50%, 02/15/2004
       1,050,000   New York State Certificates of                      1,085,763
                   Participation, General
                   Services Executive Department,
                   4.00%, 03/01/2004
       1,110,000   New York State Dormitory                            1,156,842
                   Authority, Revenue, Service
                   Contract Series A,
                   4.50%, 04/01/2004
         355,000   Puerto Rico Commonwealth Urban                        357,531
                   Renewal & Housing Corp.,
                   7.875%, 10/01/2004
       2,000,000   New York State Urban                                2,179,740
                   Development Corp.,
                   Correctional Facilities Series 5,
                   6.00%, 01/01/2005
       2,500,000   MTA, New York Service Contract                      2,706,925
                   Series B, 5.00%, 07/01/2005
       1,165,000   MTA, New York Transit                               1,281,244
                   Facilities Service Contract,
                   5.30%, 07/01/2005
       1,020,000   New York State Dormitory                            1,123,428
                   Authority, City University
                   Series A, 5.70%, 07/01/2005
       1,780,000   New York State Dormitory                            1,960,492
                   Authority, City University
                   Series D, 5.70%, 07/01/2005
       1,000,000   New York State Urban                                1,059,610
                   Development Corp.,
                   Correctional Facilities Series 4,
                   5.25%, 01/01/2006
       4,085,000   MTA, New York Service Contract                      4,527,242
                   Series B, 5.25%, 07/01/2006

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,645,000   MTA, New York Transit                        $      1,852,089
                   Facilities Service Contract,
                   5.40%, 07/01/2006
       1,250,000   MTA, New York Transit                               1,425,975
                   Facilities Service Contract,
                   5.45%, 07/01/2007
       3,510,000   New York State Dormitory                            3,980,515
                   Authority, City University
                   Series 2, 5.75%, 07/01/2007
           5,000   New York State Dormitory                                5,979
                   Authority, Mental Health
                   Services Series B,
                   6.50%, 02/15/2008
       2,975,000   New York State Dormitory                            3,493,900
                   Authority, Revenue, Mental
                   Health Services Facilities
                   Improvement Series B,
                   6.50%, 02/15/2008
       1,905,000   New York State Thruway                              1,978,647
                   Authority, Service Contract,
                   5.125%, 04/01/2008
       1,505,000   New York State Dormitory                            1,693,216
                   Authority, Mental Health
                   Services, 5.70%, 02/15/2009
       1,505,000   New York State Dormitory                            1,793,734
                   Authority, Revenue, Mental
                   Health Services Facilities
                   Improvement Series B,
                   6.50%, 02/15/2009
       2,215,000   New York State Urban                                2,551,414
                   Development Corp.,
                   Correctional Facilities Series A,
                   5.70%, 04/01/2009
       1,125,000   New York State Dormitory                            1,298,441
                   Authority, City University
                   Series A, 5.75%, 07/01/2009
       1,000,000   New York State Dormitory                            1,104,900
                   Authority, Westchester County
                   Court Facilities, AMBAC
                   Surety, 5.125%, 08/01/2012
       1,115,000   New York State Dormitory                            1,237,148
                   Authority, Lease Revenue,
                   Court Facilities Westchester
                   County, AMBAC Surety,
                   5.25%, 08/01/2013
       5,715,000   Yonkers Industrial Development                      6,043,270
                   Agency, New York Civic
                   Facilities Revenue, Community
                   Development Properties Series A,
                   6.25%, 02/01/2016
       3,060,000   New York State Dormitory                            3,392,347
                   Authority, Revenue, City
                   University Systems
                   Consolidated 4th General
                   Series A, 5.50%, 07/01/2017

                        Schedule of Investments--Municipal Bond Portfolios    51

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      2,090,000   New York State Dormitory                     $      2,263,115
                   Authority, Westchester County
                   Court Facilities, AMBAC
                   Surety, 5.25%, 08/01/2017
       3,050,000   New York State Dormitory                            3,357,623
                   Authority, Revenue, City
                   University Systems
                   Consolidated 4th General
                   Series A, 5.50%, 07/01/2018
       1,400,000   New York State Dormitory                            1,526,840
                   Authority, Lease Revenue,
                   State University Dormitory
                   Facilities, 5.375%, 07/01/2019
       3,120,000   New York State Dormitory                            3,409,286
                   Authority, Revenue, City
                   University Systems
                   Consolidated 4th General
                   Series A, 5.50%, 07/01/2019
       4,750,000   New York State Dormitory                            5,361,515
                   Authority, Revenue,
                   5.25%, 11/15/2023
                                                                ----------------
    Total Tax Lease (Cost $67,468,911)                                72,539,593
                                                                ----------------
Special Tax: 9.01%
       1,110,000   Municipal Assistance                                1,145,520
                   Corporation, New York Series J,
                   5.75%, 07/01/2003
       2,005,000   New York City Transitional                          2,097,952
                   Finance Authority, Revenue,
                   Prerefunded Future Tax Secured
                   Series C, 5.00%, 02/01/2004
       7,925,000   Municipal Assistance                                8,525,160
                   Corporation New York Series E,
                   6.00%, 07/01/2004
      10,530,000   Municipal Assistance                               11,327,437
                   Corporation New York Series J,
                   6.00%, 07/01/2004
       9,855,000   Municipal Assistance                               10,958,169
                   Corporation New York Series E,
                   6.00%, 07/01/2005
       1,025,000   New York City Transitional                          1,108,845
                   Finance Authority, Revenue
                   Prerefunded Future Tax Secured
                   Series A, 4.50%, 08/15/2005
       1,025,000   New York City Transitional                          1,101,076
                   Finance Authority, Revenue
                   Prerefunded Future Tax Secured
                   Series A, 4.50%, 08/15/2005
       1,000,000   New York City Transitional                          1,109,440
                   Finance Authority, Refunding
                   Future Tax Secured, Series A,
                   5.00%, 11/01/2006
       3,035,000   New York State Local                                3,484,514
                   Government Assistance Corp.,
                   Series A, 6.00%, 04/01/2008


--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      5,810,000   New York City Transitional                   $      6,478,673
                   Finance Authority, Series C,
                   5.00%, 02/15/2009
       4,185,000   New York City Transitional                          4,630,159
                   Finance Authority, Series C,
                   5.25%, 05/01/2012
       1,740,000   New York State Local                                1,825,956
                   Government Assistance Corp.,
                   Series D, 5.375%, 04/01/2014
       1,865,000   New York City Transitional                          2,060,806
                   Finance Authority, Series C,
                   5.25%, 05/01/2014
       1,890,000   New York City Transitional                          2,073,292
                   Finance Authority, Series C,
                   5.25%, 05/01/2015
       1,185,000   New York City Transitional                          1,280,523
                   Finance Authority, Series B,
                   5.125%, 11/01/2015
       8,370,000   New York City Transitional                          9,374,651
                   Finance Authority, Series B,
                   5.50%, 02/01/2017
       1,000,000   New York City Transitional                          1,093,770
                   Finance Authority, Revenue
                   Future Tax Secured Series A,
                   5.25%, 05/01/2017
       3,200,000   New York City Transitional                          3,491,392
                   Finance Authority, Revenue,
                   Future Tax Secured Series A,
                   5.375%, 02/15/2018
       1,810,000   Beacon Tradeport Community                          1,865,983
                   Development District, Florida
                   Special Assesment Industrial
                   Project Series B,
                   7.125%, 05/01/2022
         315,000   New York City Transitional                            358,145
                   Finance Authority, Revenue,
                   Prerefunded Future Tax Secured
                   Series C, 5.00%, 05/01/2026
       3,595,000   New York City Transitional                          3,681,388
                   Finance Authority, Revenue,
                   Prerefunded Future Tax Secured
                   Series C, 5.00%, 05/01/2026
      11,255,000   New York City Transitional                         12,841,955
                   Finance Authority, Refunding
                   Future Tax Secured, Series A,
                   5.50%, 11/01/2026
                                                                ----------------
    Total Special Tax (Cost $85,943,687)                              91,914,806
                                                                ----------------
    Total Tax Supported (Cost $216,316,976)                          231,356,165
                                                                ----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  20.31%
--------------------------------------------------------------------------------
Airport Revenue: 0.41%
       1,300,000   Denver City & County, Colorado                      1,333,618
                   Airport Revenue Series B,
                   7.25%, 11/15/2005

52    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,495,000   New York City Industrial                     $      1,556,131
                   Development Agency, Special
                   Facilities Revenue, Terminal
                   One Group Association Limited
                   Partnership Project, AMT,
                   6.00%, 01/01/2007
       1,000,000   Denver City & County, Colorado                      1,259,840
                   Airport Revenue Series D, AMT,
                   7.75%, 11/15/2013
                                                                ----------------
Total Airport Revenue (Cost $3,826,691)                                4,149,589
                                                                ----------------
Electric Revenue: 0.79%
       3,375,000   Long Island Power Authority,                        3,431,126
                   New York Electric System
                   Revenue, 5.00%, 04/01/2003
       2,680,000   New York State Power Authority                      2,716,850
                   Revenue & General Purpose
                   Consented, 2.90%, 03/01/2016
       1,875,000   New York State Power                                1,900,781
                   Authority, Revenue & General
                   Purpose, 2.90%, 03/01/2020
                                                                ----------------
Total Electric Revenue (Cost $7,973,578)                               8,048,757
                                                                ----------------
Healthcare Revenue: 0.32%
       1,000,000   Nassau County Industrial                            1,012,570
                   Development Agency, New York
                   Civic Facility Revenue,
                   Refunding North Shore Health
                   Systems Projects, Series C,
                   5.625%, 11/01/2010
         820,000   New York State Medical Care                           864,723
                   Facilities Finance Agency,
                   Hospital & Nursing Home
                   Insured Mortgage Series A,
                   FHA, 6.125%, 02/15/2014
       1,305,000   New York State Dormitory                            1,422,685
                   Authority, Lenox Hill Hospital
                   Obligation Group,
                   5.75%, 07/01/2017
                                                                ----------------
Total Healthcare Revenue (Cost $3,153,558)                             3,299,978
                                                                ----------------
Higher Education Revenue: 0.79%
       1,000,000   New York State Dormitory                            1,128,190
                   Authority, Columbia
                   University, 5.625%, 07/01/2006
       1,290,000   New York State Dormitory                            1,485,138
                   Authority, Columbia
                   University, 5.75%, 07/01/2007
       2,120,000   New York City Industrial                            2,436,771
                   Development Agency, Civic
                   Facilities Revenue,
                   Polytechnic University
                   Project, 5.75%, 11/01/2011

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,655,000   New York City Industrial                     $      1,879,931
                   Development Agency, Civic
                   Facilities Revenue,
                   Polytechnic University
                   Project, 5.75%, 11/01/2012
       1,045,000   New York City Industrial                            1,108,557
                   Development Agency, Civic
                   Facilities Revenue,
                   Polytechnic University
                   Project, 6.00%, 11/01/2020
                                                                ----------------
Total Higher Education Revenue
(Cost $7,149,197)                                                      8,038,587
                                                                ----------------
Tobacco Revenue: 2.33%
       1,000,000   Nassau County Tobacco                               1,022,660
                   Settlement Corp., New York
                   Tobacco Settlement Asset-
                   Backed Series A,
                   5.20%, 07/15/2010
       1,735,000   Erie County, New York Tobacco                       1,841,390
                   Settlement Asset-Backed Senior
                   Class A, 6.00%, 07/15/2020
       1,880,000   TSASC, Inc., New York Series                        1,991,315
                   1, Flexible Amortization Bonds,
                   5.80%, 06/01/2023
       9,160,000   Tobacco Settlement Financing                        9,246,012
                   Corp., Rhode Island Tobacco
                   Settlement Asset-Backed Series A,
                   6.00%, 06/01/2023
         980,000   Rensselaer Tobacco Asset                              992,328
                   Securitization Corp., New York
                   Tobacco Settlement, Asset-
                   Backed Series A,
                   5.20%, 06/01/2025
       8,630,000   Badger Tobacco Asset                                8,657,185
                   Securitization Corp.,
                   Wisconsin Tobacco Settlement
                   Asset-Backed,
                   6.125%, 06/01/2027
                                                                ----------------
Total Tobacco Revenue (Cost $23,133,023)                              23,750,890
                                                                ----------------
Toll Revenue: 6.69%
         725,000   Triborough Bridge & Tunnel                            811,101
                   Authority, New York Toll
                   Revenue Series Y,
                   5.80%, 01/01/2006
      21,700,000   Triborough Bridge & Tunnel                         24,278,828
                   Authority New York, Series B,
                   5.00%, 11/15/2007 (Note C, p. 56)
       1,490,000   Triborough Bridge & Tunnel                          1,768,764
                   Authority, New York
                   Convention Center Series E,
                   6.00%, 01/01/2011
       2,370,000   Triborough Bridge & Tunnel                          2,391,449
                   Authority, New York Toll
                   Revenue Series A,
                   5.00%, 01/01/2012

                        Schedule of Investments--Municipal Bond Portfolios    53

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$     14,670,000   Triborough Bridge & Tunnel                   $     16,736,269
                   Authority, New York Toll
                   Revenue, General Purpose Senior
                   Series, 5.50%, 01/01/2012
       4,450,000   New York State Bridge                               4,773,025
                   Authority, Revenue,
                   5.00%, 01/01/2017
       5,025,000   Triborough Bridge & Tunnel                          5,538,756
                   Authority, New York Toll
                   Revenue Series A,
                   5.25%, 01/01/2017
       9,370,000   Triborough Bridge & Tunnel                         10,992,697
                   Authority, New York Toll
                   Revenue Series Y,
                   5.50%, 01/01/2017
       1,000,000   Triborough Bridge & Tunnel                          1,048,980
                   Authority, New York Revenue
                   Series A, 5.00%, 01/01/2020
                                                                ----------------
Total Toll Revenue (Cost $65,293,590)                                 68,339,869
                                                                ----------------
Water/Sewer Revenue: 4.54%
       1,255,000   New York State Environmental                        1,284,656
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue,
                   State Revolving Fund Series 92-B,
                   6.25%, 09/15/2005
       1,255,000   New York State Environmental                        1,284,743
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue,
                   State Revolving Fund Series 92-B,
                   6.35%, 09/15/2006
       1,000,000   Ulster County Resource                              1,033,330
                   Recovery Agency, New York
                   Solid Waste System,
                   5.90%, 03/01/2007
       1,885,000   New York State Environmental                        2,184,828
                   Facilities Corp., Pollution
                   Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority Series 97-D,
                   6.00%, 06/15/2007
       2,975,000   New York State Environmental                        3,227,339
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue,
                   State Revolving Fund Series 95-A,
                   5.20%, 05/15/2008
       3,085,000   New York State Environmental                        3,339,667
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue,
                   State Revolving Fund Series 95-A,
                   5.30%, 05/15/2009
       1,485,000   New York City Municipal Water                       1,756,473
                   Finance Authority, New York
                   Series A, 6.00%, 06/15/2009

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$        780,000   New York State Environmental                 $        848,211
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue,
                   State Revolving Fund Series 95-A,
                   5.40%, 05/15/2010
       3,865,000   New York State Environmental                        4,176,287
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue,
                   State Revolving Fund Series 96-A,
                   4.95%, 06/15/2010
       3,800,000   New York State Environmental                        4,162,672
                   Facilities Corp., Pollution
                   Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority Series 95-B,
                   5.50%, 06/15/2010
       1,395,000   New York City Municipal Water                       1,660,678
                   Finance Authority, New York,
                   Series A, 6.00%, 06/15/2010
       100,000     New York State Environmental                          100,694
                   Facilities Corp., Pollution
                   Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority Series 90-A,
                   7.50%, 06/15/2012
       1,015,000   New York State Environmental                        1,091,095
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue,
                   State Revolving Fund Series 96-A,
                   5.20%, 12/15/2015
       2,320,000   New York City Municipal Water                       2,617,238
                   Finance Authority, New York
                   Water & Sewer Systems Revenue
                   Refunding Series D,
                   5.50%, 06/15/2017
       1,200,000   New York State Environmental                        1,279,200
                   Facilities Corp., Clean Water
                   & Drinking Revolving Funds,
                   Municipal Water Finance Series 01-D,
                   5.00%, 06/15/2018
       1,485,000   New York State Environmental                        1,643,925
                   Facilities Corp., Clean Water
                   & Drinking Revolving Funds,
                   Pooled Funding Program, Series B,
                   5.375%, 11/15/2018
       1,250,000   New York State Environmental                        1,323,113
                   Facilities Corp., Clean Water
                   & Drinking Revolving Funds,
                   Municipal Water Finance Series 01-D,
                   5.00%, 06/15/2019
       5,025,000   New York City Municipal Water                       5,433,482
                   Finance Authority, New York,
                   Water & Sewer Systems Revenue
                   Refunding Series 01-D,
                   5.125%, 06/15/2019

 54    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,935,000   New York State Environmental                 $      2,126,081
                   Facilities Corp., Clean Water
                   & Drinking Revolving Funds,
                   Pooled Funding Program, Series F,
                   5.25%, 11/15/2019
       5,000,000   New York State Environmental                        5,740,950
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue,
                   State Revolving Fund Series 00-B,
                   5.875%, 07/15/2020
                                                                ----------------
Total Water/Sewer Revenue (Cost $42,703,583)                          46,314,662
                                                                ----------------
Miscellaneous Revenue: 1.10%
       1,420,000   Virgin Islands Public Finance                       1,420,000
                   Authority, Revenue Refunding
                   Subordinated Lien-Fund Loan
                   Notes Series D,
                   5.50%, 10/01/2002
       1,000,000   Port Authority of New York &                        1,019,060
                   New Jersey, Consolidated 124th
                   Series, 4.00%, 08/01/2003
       3,495,000   Battery Park City Authority,                        3,650,143
                   New York, Revenue Series A,
                   6.00%, 11/01/2003
       2,000,000   New York Convention Center                          2,040,000
                   Operating Corp., Certificates
                   of Participation, Yale
                   Building Acquisition Project,
                   6.50%, 12/01/2004
       1,000,000   United Nations Development                          1,003,270
                   Corp., New York, Revenue,
                   Senior Lien Series B,
                   5.00%, 07/01/2006
       1,000,000   MTA, New York, Revenue                              1,128,330
                   Refunding Transportation
                   Series E, 5.50%, 11/15/2006
       1,000,000   Port Authority of New York &                        1,029,560
                   New Jersey, Consolidated
                   91street, 5.125%, 11/15/2011
                                                                ----------------
Total Miscellaneous Revenue (Cost $11,080,989)                        11,290,363
                                                                ----------------
Industrial Development/Pollution Control
Revenue: 3.34%
         885,000   New York State Environmental                          967,509
                   Facilities Corp., Pollution
                   Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority Prerefunded Series 94-A,
                   5.75%, 06/15/2007
         115,000   New York State Environmental                          124,372
                   Facilities Corp., Pollution
                   Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority Unrefunded Balance,
                   5.75%, 06/15/2007

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
$      1,490,000   New York State Environmental                 $      1,786,480
                   Facilities Corp., Pollution
                   Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority Prerefunded Series 94-A,
                   5.75%, 06/15/2011
       5,515,000   New York State Environmental                        6,556,839
                   Facilities Corp., Pollution
                   Control Revenue, State
                   Revolving Fund, New York City
                   Municipal Water Finance
                   Authority Unrefunded Balance,
                   5.75%, 06/15/2011
       3,800,000   New York State Environmental                        3,820,710
                   Facilities Corp., Solid Waste
                   Disposal Revenue Waste
                   Management Project Series A,
                   4.00%, 05/01/2012
         185,000   New York State Environmental                          214,576
                   Facilities Corp., Clean Water
                   & Drinking Prerefunded
                   Revolving Funds, Series D,
                   5.15%, 10/15/2019
       1,255,000   New York State Environmental                        1,338,206
                   Facilities Corp., Clean Water
                   & Drinking Prerefunded
                   Revolving Funds, Series D,
                   5.15%, 10/15/2019
       4,750,000   Pope County, Arkansas Revenue,                      4,828,138
                   Entergy Arkansas Inc. Project,
                   5.05%, 09/01/2028
       5,500,000   Matagorda County Navigation                         5,547,410
                   District No.1, Texas Pollution
                   Control Revenue, Refunding
                   Central Power & Light Co.
                   Series A, 3.75%, 05/01/2030
       1,100,000   Maricopa County Industrial                          1,123,705
                   Development Authority, Arizona
                   Solid Waste Disposal Revenue,
                   Waste Management Inc. Project,
                   4.80%, 12/01/2031
       7,690,000   Brazos River Authority, Texas                       7,754,365
                   Pollution Control Revenue,
                   Refunding TXU Electric Company
                   Project Series D,
                   4.25%, 05/01/2033
                                                                ----------------
Total Industrial Development/Pollution
Control Revenue (Cost $32,578,350)                                    34,062,310
                                                                ----------------
Total Revenue (Cost $196,892,559)                                    207,295,005
                                                                ----------------

                        Schedule of Investments--Municipal Bond Portfolios    55

--------------------------------------------------------------------------------
Principal Amount              Description                           Market Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.39%
--------------------------------------------------------------------------------
Housing: 1.39%
$      9,770,000   New York State Mortgage                      $     10,329,333
                   Agency, Revenue, AMT Homeowner
                   Mortgage Series 99,
                   4.50%, 04/01/2023
       2,155,000   New York State Dormitory                            2,170,365
                   Authority, Revenue, Highland
                   Community Development Corp.
                   Series B, 5.50%, 07/01/2023
       1,635,000   New York State Mortgage                             1,688,922
                   Agency, Revenue, AMT Homeowner
                   Mortgage Series 69,
                   5.50%, 10/01/2028
                                                                ----------------
Total Housing (Cost $13,576,893)                                      14,188,620
                                                                ----------------
Total Asset-Backed Securities
(Cost $13,576,893)                                                    14,188,620
                                                                ----------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $970,516,556)          100.80%          $ 1,028,710,606
(Note E, below)
Cash and Other Assets, Less Liabilities         (0.80)               (8,167,521)
                                              -------           ---------------
  Net Assets                                   100.00%          $ 1,020,543,085
                                              =======           ===============
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                                     Unrealized
Contracts      Description                       Value              Depreciation
--------------------------------------------------------------------------------
189            Interest Rate                  $21,398,344            $ (572,212)
               Swap 10 Yr. Future
               December 2002
                                                                     ----------
Total Short Futures Contract                                         $ (572,212)
                                                                     ----------

--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
Insured-bond abbreviations:

ACA-ACA Financial Guaranty Corporation

AMBAC-AMBAC Indemnity Corporation

FGIC-Financial Guaranty Insurance Company

FSA-Financial Security Assurance, Inc.

IBC-International Bancshares Corporation

MBIA-Municipal Bond Investors Assurance Corporation

Other abbreviations:

AMT-Subject to Alternative Minimum Tax

FHA-Federal Housing Administration

MTA-Metropolitan Transportation Authority

(B) Represents entire or partial position segregated as collateral for interest rate swaps.

(C) When-issued security.

(D) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.

(E) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $58,200,667 and gross unrealized depreciation of investments was $6,617 resulting in net unrealized appreciation of $58,194,050.


See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------------
Notional                           Rate                                                 Unrealized
Amount           Description     Received        Rate Paid     Termination/Date        Gain/(Loss)
---------------------------------------------------------------------------------------------------
7,000,000        BMA Interest       2.62%        Variable*         11/01/04             $  162,015
                 Rate Swap
7,000,000        BMA Interest     Variable*        4.03            11/01/11               (523,810)
                 Rate Swap
Total Interest Rate Swaps                                                               $ (361,795)
                                                                                         ---------

*Variable interest based on the Municipal Swap Index, which fluctuates weekly.

 56    Sanford C. Bernstein Fund, Inc.--2002 Annual Report

                      This page intentionally left blank.

                       Sanford C. Bernstein Fund II, Inc.




ANNUAL REPORT
SEPTEMBER 30, 2002



Schedule of Investments

Intermediate Duration

Institutional Portfolio




Intermediate Duration Institutional

                       Sanford C. Bernstein Fund II, Inc.
                       Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund II, Inc.


In our opinion, the statement of assets and liabilities included in the accompanying Annual Report, including the schedule of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Intermediate Duration Institutional Portfolio (hereafter referred to as the "Fund") at September 30, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for the period from May 17, 2002 (commencement of operations) to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2002, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP



1177 Avenue of the Americas
New York, New York
November 15, 2002

                       Sanford C. Bernstein Fund II, Inc.
                            Schedule of Investments
                 Intermediate Duration Institutional Portfolio
                               September 30, 2002

================================================================================
Principal Amount    Description                                    Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   43.72%
--------------------------------------------------------------------------------
U.S. Government Agencies: 34.42%
$15,560,000  Federal National Mortgage                             $ 15,554,295
             Association Discount Note,
             1.65%, 10/09/2002
 70,930,000  Federal National Mortgage                               70,903,362
             Association Discount Note,
             1.69%, 10/09/2002
  1,680,000  Federal National Mortgage                                1,679,365
             Association Discount Note,
             1.70%, 10/09/2002
  9,335,000  Federal National Mortgage                                9,328,154
             Association Discount Note,
             1.65%, 10/17/2002
  6,770,000  Federal National Mortgage                                6,764,915
             Association Discount Note,
             1.69%, 10/17/2002
    325,000  Federal National Mortgage                                  324,755
             Association Discount Note,
             1.70%, 10/17/2002
  5,425,000  Federal Home Loan Mortgage                               5,414,178
             Corp. Discount Note,
             1.67%, 11/13/2002
    635,000  United States Treasury Bills,                              633,361
             1.58%, 11/29/2002
    130,000  United States Treasury Bills,                              129,652
             1.64%, 11/29/2002
    805,000  United States Treasury Bills,                              802,816
             1.66%, 11/29/2002
    120,000  United States Treasury Bills,                              119,665
             1.71%, 11/29/2002
  1,380,000  United States Treasury Bills,                            1,375,861
             1.89%, 11/29/2002
                                                                   ------------
Total U.S. Government Agencies
(Cost $113,030,379)                                                 113,030,379
                                                                   ------------

================================================================================
Repurchase Agreement:                                                      9.30%
--------------------------------------------------------------------------------
$30,538,000 State Street Bank & Trust Co.,                         $ 30,538,000
            Repurchase Agreement, dated 09/30/02, 1.82%,
            maturing 10/01/02 for $30,539,544,
            collateralized by $30,445,000, FNMAs, 3.22%
            to 3.75%, due 10/17/03 to 05/12/04, value
            $31,155,415 (Note A, p. 7)
                                                                   ------------
Total Repurchase Agreement (Cost $30,538,000)                        30,538,000
                                                                   ------------
Total Short-Term Investments
(Cost $ 143,568,379)                                                143,568,379
                                                                   ------------

*See Note 1, page 33 in Notes to Financial Statements.

================================================================================
Principal Amount    Description                                    Market Value*
================================================================================
U.S. TREASURY INFLATION INDEX:                                             1.72%
--------------------------------------------------------------------------------
$5,116,703    3.625%, 01/15/2008                                   $  5,644,337
                                                                   ------------
Total U.S. Treasury Inflation Index
(Cost $5,386,626)                                                     5,644,337
                                                                   ------------
================================================================================
U.S. TREASURY NOTES:                                                       3.12%
--------------------------------------------------------------------------------
   490,000  5.75%, 10/31/2002                                           491,661
 6,025,000 4.375%, 05/15/2007                                         6,502,963
 3,060,000 4.375%, 08/15/2012                                         3,253,637
                                                                   ------------
Total U.S. Treasury Notes (Cost $9,999,535)                          10,248,261
                                                                   ------------
================================================================================
U.S. TREASURY BONDS:                                                      10.99%
--------------------------------------------------------------------------------
21,410,000  3.25%, 05/31/2004                                        21,973,511
12,707,000 5.375%, 02/15/2031                                        14,120,654
                                                                   ------------
Total U.S. Treasury Bonds (Cost $34,076,672)                         36,094,165
                                                                   ------------
================================================================================
U.S. GOVERNMENT AGENCY:                                                    5.35%
--------------------------------------------------------------------------------
15,270,000    Federal National Mortgage                              16,028,003
              Association,
              4.25%, 07/15/2007
 1,460,000    Federal Home Loan Mortgage Corp.,
              5.125%, 07/15/2012                                      1,548,987
                                                                   ------------
Total U.S. Government Agency
(Cost $17,231,023)                                                   17,576,990
                                                                   ------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   38.64%
--------------------------------------------------------------------------------
 15,975,000    Federal National Mortgage                             16,584,127
               Association Pool TBA,
               6.00%, 10/25/2017
               (Notes A & B, p. 7)
  4,747,511    Government National Mortgage                           4,955,927
               Association Pool #448335,
               6.50%, 04/15/2031
     41,907    Government National Mortgage                              43,744
               Association Pool #584360,
               6.50%, 05/15/2032
    506,500    Government National Mortgage                             528,715
               Association Pool #589971,
               6.50%, 05/15/2032
    147,745    Federal Home Loan Mortgage                               154,234
               Corp. Pool #C67999,
               7.00%, 06/01/2032
     68,545    Federal Home Loan Mortgage                                71,556
               Corp. Pool #C68162,
               7.00%, 06/01/2032
  9,440,000    Federal Home Loan Mortgage                             9,850,074
               Corp. Pool TBA,
               7.00%, 10/15/2032
               (Notes A & B, p. 7)
 36,516,000    Federal National Mortgage                             37,497,550
               Association Pool TBA,
               6.00%, 10/25/2032
               (Notes A & B, p. 7)

       Schedule of Investments--Intermediate Duration Institutional Portfolio  1

================================================================================
Principal Amount Description                                        Market Value
================================================================================
$23,240,000    Federal National Mortgage                           $ 24,075,245
               Association Pool TBA,
               6.50%, 10/25/2032
               (Notes A & B, p. 7)
 22,415,000    Federal National Mortgage                             23,402,605
               Association Pool TBA,
               7.00%, 10/25/2032
               (Notes A & B, p. 7)
 5,320,000     Government National Mortgage                           5,537,801
               Association Pool TBA,
               6.50%, 11/15/2032
               (Notes A & B, p. 7)
 4,145,000     Federal National Mortgage                              4,174,794
               Association Pool TBA,
               5.50%, 11/25/2032
               (Notes A & B, p. 7)
                                                                   ------------
Total Mortgage Pass-Throughs
(Cost $126,259,279)                                                 126,876,372
                                                                   ------------
================================================================================
AEROSPACE/DEFENSE:                                                         0.04%
--------------------------------------------------------------------------------
145,000    Sequa Corp., Senior Notes,                                   127,600
           9.00%, 08/01/2009
                                                                   ------------
Total Aerospace/Defense (Cost $148,007)                                 127,600
                                                                   ------------

================================================================================
AUTOMOTIVE:                                                                1.09%
--------------------------------------------------------------------------------
   55,000     Dura Operating Corp. Series D,                             51,013
              9.00%, 05/01/2009,
              Callable 05/01/2004 @ 104.5
  255,000     Collins & Aikman Products Co.,                            244,800
              Senior Note, Rule 144A,
              10.75%, 12/31/2011,
              Callable 12/31/2006 @ 105.37
   40,000     United Auto Group Inc., Senior                             40,600
              Subordinated Note, Rule 144A,
              9.625%, 03/15/2012,
              Callable 03/15/2007 @ 104.81
3,925,000     Ford Motor Company,                                     3,238,678
              7.45%, 07/16/2031
                                                                   ------------
Total Automotive (Cost $4,007,207)                                    3,575,091
                                                                   ------------

================================================================================
BANKING:                                                                   5.79%
--------------------------------------------------------------------------------
2,110,000     Washington Mutual Finance Corp.,                        2,292,865
              6.25%, 05/15/2006
   35,000     J.P. Morgan Chase & Co.,                                   38,681
              6.75%, 08/15/2008
   35,000     Citicorp Subordinated Note,                                39,055
              6.375%, 11/15/2008
  785,000     Bank One Corp., Subordinated Note,                        953,248
              7.875%, 08/01/2010
2,110,000     Citigroup Inc., Subordinated Note,                      2,421,942
              Global Bond, 7.25%, 10/01/2010
2,055,000     J.P. Morgan Chase & Co.,                                2,245,250
              6.75%, 02/01/2011

================================================================================
Principal Amount Description                                        Market Value
================================================================================
$   35,000     Washington Mutual Finance Corp.,                    $     39,969
               6.875%, 05/15/2011
 1,045,000     US Bank NA, Subordinated Note,                         1,181,754
               6.375%, 08/01/2011
   815,000     Bank of America Corp., Senior Note,                      910,769
               6.25%, 04/15/2012
   790,000     Bank One Corp.,                                          957,444
               7.625%, 10/15/2026
 1,370,000     Great Western Financial Trust II,                      1,455,825
               Series A, 8.206%, 02/01/2027,
               Callable 02/01/2007@ 104.1
   490,000     Standard Chartered Bank                                  538,155
               Subordinated Note, Rule 144A,
               8.00%, 05/30/2031
   760,000     Barclays Bank plc,                                       867,207
               7.375%, 06/29/2049
 1,015,000     Royal Bank of Scotland Group plc,                      1,129,706
               7.648%, 08/31/2049,
               Callable 09/30/2031 @ 100.00
   400,000     Barclays Bank plc, Rule 144A,                            485,739
               8.55%, 09/29/2049
 1,085,000     Unicredito Italiano Capital                            1,328,189
               Trust II, Rule 144A,
               9.20%, 10/29/2049
 1,195,000     Abbey National plc,                                    1,457,315
               8.963%, 12/29/2049,
               Callable 06/30/2030 @ 100.00
   490,000     HSBC Capital Funding LP, Rule                            655,491
               144A, 10.176%, 12/31/2049,
               Callable 06/30/2030 @ 100.00
                                                                   ------------
Total Banking  (Cost $17,875,244)                                    18,998,604
                                                                   ------------
================================================================================
BROADCASTING/MEDIA:                                                        0.70%
--------------------------------------------------------------------------------
  195,000     Fox Family Worldwide Inc.,                                205,237
              Senior Note, 9.25%, 11/01/2007
  250,000     Paxson Communications Corp.,                              198,750
              10.75%, 07/15/2008,
              Callable 07/15/2005 @ 105.38
   55,000     American Media Operations Inc.,                            57,200
              Senior Subordinated Note,
              Rule 144A, 10.25%, 05/01/2009,
              Callable 05/01/2004 @ 105.12
  110,000     Sinclair Broadcast Group Inc.,                            114,125
              Senior Subordinated Note, Rule
              144A, Class A, 8.75%, 12/15/2011,
              Callable 12/15/2006 @ 104.38
   20,000     Sinclair Broadcast Group Inc.,                             20,200
              Senior Subordinated Note, Rule
              144A, Class A, 8.00%, 03/15/2012,
              Callable 03/15/2007 @ 104
1,450,000     Time Warner Entertainment Co.,                          1,363,644
              Senior Debenture,
              8.375%, 03/15/2023

 2     Sanford C. Bernstein Fund II, Inc.--2002 Annual Report

================================================================================
Principal Amount            Description                             Market Value
================================================================================
$ 380,000   Time Warner Entertainment Co.,                         $    353,554
            Senior Note, 8.375%, 07/15/2033
                                                                   ------------
Total Broadcasting/Media (Cost $2,382,435)                            2,312,710
                                                                   ------------
================================================================================
BUILDING/REAL ESTATE:                                                      0.17%
--------------------------------------------------------------------------------
 55,000     Werner Holdings Co. Inc.                                     54,725
            Series A, 10.00%, 11/15/2007
230,000     LNR Property Corp.,                                         235,750
            Senior Subordinated Note,
            10.50%, 01/15/2009,
            Callable 01/15/2004 @ 105.38                                113,275
115,000     D.R. Horton Inc., 8.00%, 02/01/2009
 15,000     Ryland Group Inc., Senior                                    16,125
            Note, 9.75%, 09/01/2010
 75,000     Meritage Corp., 9.75%, 06/01/2011,                           75,562
            Callable 06/01/2006 @ 104.88
 35,000     Beazer Homes USA Inc.,                                       35,175
            8.375%, 04/15/2012,
            Callable 04/15/2007 @ 104.19
 35,000     Associated Materials Inc.,                                   36,050
            Senior Subordinated Note,
            Rule 144A, 9.75%, 04/15/2012
                                                                   ------------
Total Building/Real Estate (Cost $582,567)                              566,662
                                                                   ------------
================================================================================
CABLE:                                                                     0.65%
--------------------------------------------------------------------------------
865,000     Comcast Cable Communications Inc.,                          814,312
            6.20%, 11/15/2008
445,000     EchoStar DBS Corp., Senior                                  429,425
            Note, 9.375%, 02/01/2009,
            Callable 02/01/2004 @ 104.69
165,000     Charter Communications                                      104,775
            Holdings LLC, Senior Note,
            10.75%, 10/01/2009
485,000     Charter Communications                                      298,275
            Holdings LLC, Senior Note,
            10.00%, 05/15/2011,
            Callable 05/15/2006 @ 105
 10,000     Panamsat Corp., Rule 144A,                                    8,050
            8.50%, 02/01/2012,
            Callable 02/01/2007 @ 104.25
430,000     Cox Communications Inc.,                                    429,661
            7.125%, 10/01/2012
 40,000     Mediacom Broadband LLC,                                      37,000
            11.00%, 07/15/2013,
            Callable 07/15/2006 @ 105.50
                                                                   ------------
Total Cable (Cost $2,211,932)                                         2,121,498
                                                                   ------------
================================================================================
CHEMICALS:                                                                 0.11%
--------------------------------------------------------------------------------
15,000      Lyondell Chemical Co.,                                       13,913
            9.625%, 05/01/2007

================================================================================
Principal Amount            Description                             Market Value
================================================================================
$150,000   Lyondell Chemical Co.,                                  $    139,125
           9.875%, 05/01/2007,
           Callable 05/01/2004 @ 104.94
  25,000   Georgia Gulf Corp.,                                           26,875
           10.375%, 11/01/2007,
           Callable 11/01/2003 @ 105.19
 125,000   Avecia Group plc,                                            120,625
           11.00%, 07/01/2009,
           Callable 07/01/2004 @ 105.50
  50,000   Resolution Performance                                        55,500
           Products, Senior Subordinated
           Note, 13.50%, 11/15/2010,
           Callable 11/15/2005 @ 106.75
                                                                   ------------
Total Chemicals (Cost $369,972)                                         356,038
                                                                   ------------
================================================================================
COMMUNICATIONS:                                                            1.30%
--------------------------------------------------------------------------------
1,340,000  Sprint Capital Corp.,                                        906,372
           7.625%, 01/30/2011
1,775,000  AT&T Corp., Senior Note, Rule                              1,716,226
           144A, 7.30%, 11/15/2011
  270,000  Verizon Global Funding Corp.,                                284,883
           7.375%, 09/01/2012
1,640,000  AT&T Corp.,                                                1,365,823
           6.50%, 03/15/2029
                                                                   ------------
Total Communications (Cost $4,143,114)                                4,273,304
                                                                   ------------
================================================================================
COMMUNICATIONS-MOBILE:                                                     1.49%
--------------------------------------------------------------------------------
3,585,000  Verizon Wireless Inc., Rule                                3,437,588
           144A, 2.22%, 12/17/2003
  245,000  Nextel Communications Inc.,                                  187,425
           Senior Serial Note,
           9.375%, 11/15/2009
   65,000  Rural Cellular Corp., Senior                                  34,775
           Subordinated Note, Rule 144A,
           Class A, 9.75%, 01/15/2010,
           Callable 01/15/2006 @ 104.88
   15,000  AT&T Wireless Services Inc.,                                  11,570
           Senior Note, 7.875%, 03/01/2011
   80,000  Triton PCS Inc.,                                              53,200
           8.75%, 11/15/2011,
           Callable 11/15/2006 @ 104.38
1,635,000  AT&T Wireless Services Inc.,                               1,180,069
           Senior Note, 8.75%, 03/01/2031
                                                                   ------------
Total Communications-Mobile (Cost $5,036,442)                         4,904,627
                                                                   ------------
================================================================================
CONSUMER MANUFACTURING:                                                    0.05%
--------------------------------------------------------------------------------
85,000    Sealy Mattress Co., Senior                                     73,525
          Subordinated Note Series B,
          9.875%, 12/15/2007,
          Callable 12/15/2002 @ 104.94

       Schedule of Investments--Intermediate Duration Institutional Portfolio  3

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$85,000  Jostens Inc., Senior                                      $     96,475
         Subordinated Note Class A,
         12.75%, 05/01/2010,
         Callable 05/01/2005 @ 106.38
                                                                   ------------
Total Consumer Manufacturing
(Cost $182,625)                                                         170,000
                                                                   ------------
================================================================================
ENERGY:                                                                    1.36%
--------------------------------------------------------------------------------
  750,000  Conoco Funding Co.,                                          807,337
           5.45%, 10/15/2006
   80,000  Pride Petroleum Services Inc.,                                84,000
           Senior Note, 9.375%, 05/01/2007,
           Callable 05/01/2002 @ 104.69
   75,000  Grey Wolf Inc., Senior Note,                                  76,875
           8.875%, 07/01/2007,
           Callable 07/01/2002 @ 104.44
   25,000  Western Gas Resources Inc.,                                   26,375
           10.00%, 06/15/2009,
           Callable 06/15/2004 @ 105
   45,000  Chesapeake Energy Corp.,                                      46,462
           Senior Note, Rule 144A,
           9.00%, 08/15/2012,
           Callable 08/15/2007 @ 104.50
1,500,000  Conoco Inc., Senior Note,                                  1,699,944
           6.95%, 04/15/2029
  485,000  Kerr-Mcgee Corp.,                                            592,491
           7.875%, 09/15/2031
  405,000  Devon Financing Corp. ULC,                                   483,615
           Rule 144A, 7.875%, 09/30/2031
  545,000  Devon Energy Corp.,                                          656,846
           7.95%, 04/15/2032
                                                                   ------------
Total Energy (Cost $4,114,967)                                        4,473,945
                                                                   ------------
================================================================================
ENTERTAINMENT/LEISURE:                                                     0.41%
--------------------------------------------------------------------------------
  190,000  Premier Parks, Senior Note,                                  167,200
           9.75%, 06/15/2007
1,270,000  Time Warner Inc. Debenture,                                1,181,031
           9.15%, 02/01/2023
                                                                   ------------
Total Entertainment/Leisure
(Cost $1,503,784)                                                     1,348,231
                                                                   ------------
================================================================================
FINANCIAL:                                                                 4.04%
--------------------------------------------------------------------------------
   10,000  Beneficial Corp., Medium-Term Note,                           10,067
           7.68%, 11/29/2002
   30,000  Merrill Lynch & Co. Inc.,                                     30,543
           7.18%, 02/11/2003
1,930,000  Ford Motor Credit Co.,                                     1,864,226
           6.50%, 01/25/2007
  895,000  John Deere Capital Corp.,                                    923,400
           4.50%, 08/22/2007
  165,000  iStar Financial Inc., Senior Note,                           171,525
           8.75%, 08/15/2008
  815,000  Household Finance Corp.,                                     796,675
           6.50%, 11/15/2008

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$ 1,590,000  General Motors Acceptance Corp.,                      $  1,552,465
             6.875%, 09/15/2011
    895,000  Lehman Brothers Holdings Inc.,                             982,414
             6.625%, 01/18/2012
    305,000  National Rural Utilities                                   339,398
             Cooperative Finance Corp.,
             Medium-Term Note,
             7.25%, 03/01/2012
  2,830,000  General Electric Capital Corp.,                          3,054,456
             Medium-Term Note,
             6.00%, 06/15/2012
    860,000  Goldman Sachs Group Inc.,                                  890,150
             5.70%, 09/01/2012
    380,000  Boeing Capital Corp.,                                      388,421
             5.80%, 01/15/2013
  1,575,000  General Motors Acceptance Corp.,                         1,530,810
             8.00%, 11/01/2031
    670,000  Morgan Stanley Dean Witter & Co.,                          722,125
             7.25%, 04/01/2032
     50,000  Markel Capital Trust I Series B,                            40,110
             8.71%, 01/01/2046,
             Callable 01/01/2007 @ 104.36
                                                                   ------------
Total Financial (Cost $13,133,400)                                   13,296,785
                                                                   ------------
================================================================================
FOOD/BEVERAGE:                                                             0.92%
--------------------------------------------------------------------------------
   65,000    Swift & Co., Senior Note,                                   60,288
             Rule 144A, 10.125%, 10/01/2009,
             Callable 10/01/2006 @ 105.06
   65,000    Del Monte Corp. Series B,                                   65,325
             9.25%, 05/15/2011,
             Callable 05/15/2006 @ 104.62
  810,000    Tyson Foods Inc., Rule 144A,                               968,626
             8.25%, 10/01/2011
   25,000    DIMON Inc. Series B,                                        26,281
             9.625%, 10/15/2011,
             Callable 10/15/2006 @ 104.81
1,765,000    Kraft Foods Inc. Class A,                                1,910,888
             5.625%, 11/01/2011
                                                                   ------------
Total Food/Beverage (Cost $2,802,731)                                 3,031,408
                                                                   ------------
================================================================================
GAMING:                                                                    0.31%
--------------------------------------------------------------------------------
110,000      Harrah's Operating Co. Inc.,                               116,600
             7.875%, 12/15/2005
 30,000      Park Place Entertainment Corp.,                             31,875
             Senior Subordinated Note,
             9.375%, 02/15/2007
105,000      MGM Grand Inc.,                                            114,713
             9.75%, 06/01/2007
110,000      Mandalay Resort Group,                                     119,075
             Senior Subordinated Note Series B,
             10.25%, 08/01/2007
 75,000      Park Place Entertainment Corp.,                             78,938
             Senior Subordinated Note,
             8.875%, 09/15/2008

4  Sanford C. Bernstein Fund II, Inc.--2002 Annual Report

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$ 60,000    Ameristar Casinos Inc.,                                $     66,150
            10.75%, 02/15/2009
  50,000    Horseshoe Gaming Holding Corp.,                              52,500
            8.625%, 05/15/2009,
            Callable 05/15/2004 @ 104.31
 105,000    Boyd Gaming Corp.,                                          112,481
            9.25%, 08/01/2009,
            Callable 08/01/2005 @ 104.63
 170,000    Sun International Hotels Ltd.,                              171,275
            8.875%, 08/15/2011,
            Callable 08/15/2006 @ 104.44
 135,000    Argosy Gaming Co., Senior                                   140,737
            Subordinated Note,
            9.00%, 09/01/2011,
            Callable 09/01/2006 @ 104.50
                                                                   ------------
Total Gaming (Cost $1,000,205)                                        1,004,344
                                                                   ------------
================================================================================
HEALTHCARE:                                                                0.18%
--------------------------------------------------------------------------------
410,000     Bristol-Myers Squibb Co.,                                   431,685
            4.75%, 10/01/2006
 60,000     Triad Hospitals Inc., Senior                                 63,750
            Note Series B, 8.75%, 05/01/2009,
            Callable 05/01/2005 @ 104.38
 65,000     PacifiCare Health Systems Inc.,                              64,513
            10.75%, 06/01/2009,
            Callable 06/01/2006 @ 105.38
 20,000     Extendicare Health Services                                  20,300
            Inc., Senior Note, Rule 144A,
            9.50%, 07/01/2010,
            Callable 07/01/2006 @ 104.75
 20,000     Advanced Medical Optics Inc.,                                19,700
            Senior Subordinated Note,
            Rule 144A, 9.25%, 07/15/2010,
            Callable 07/15/2006 @ 104.63
                                                                   ------------
Total Healthcare (Cost $579,459)                                        599,948
                                                                   ------------
================================================================================
HOTEL/LODGING:                                                             0.37%
--------------------------------------------------------------------------------
355,000     Host Marriott LP, Senior Note, Series I,                    355,887
            Rule 144A, 9.50%, 01/15/2007
 55,000     Host Marriott LP Series G,                                   54,725
            9.25%, 10/01/2007
140,000     Intrawest Corp., Senior Note,                               140,700
            9.75%, 08/15/2008,
            Callable 08/15/2003 @ 104.88
 60,000     Corrections Corp. of America,                                62,325
            Senior Note, Rule 144A,
            9.875%, 05/01/2009
 35,000     Vail Resorts Inc., Senior                                    35,875
            Subordinated Note, Rule 144A,
            8.75%, 05/15/2009,
            Callable 05/15/2004 @ 104.38

================================================================================
Principal Amount                    Description                    Market Value
================================================================================
$ 85,000    MeriStar Hospitality Corp.,                            $     82,875
            Senior Note, Rule 144A,
            10.50%, 06/15/2009,
            Callable 12/15/2005 @ 105.25
  25,000    MeriStar Hospitality Corp.,                                  22,375
            Rule 144A, 9.125%, 01/15/2011
 175,000    Felcor Lodging LP,                                          164,938
            8.50%, 06/01/2011
 165,000    Extended Stay America Inc.,                                 160,050
            Senior Subordinated Note,
            9.875%, 06/15/2011,
            Callable 06/15/2006 @ 104.94
 130,000    Starwood Hotels & Resorts                                   127,075
            Worldwide Inc., Rule 144A,
            7.875%, 05/01/2012
                                                                   ------------
Total Hotel/Lodging (Cost $1,249,188)                                 1,206,825
                                                                   ------------
================================================================================
INDUSTRIAL:                                                                0.10%
--------------------------------------------------------------------------------
 45,000     Service Corp. International,                                 38,475
            6.00%, 12/15/2005
165,000     Service Corp. International,                                141,075
            7.20%, 06/01/2006
 80,000     Service Corp. International,                                 66,400
            6.875%, 10/01/2007
 45,000     Service Corp.International,                                  38,250
            7.70%, 04/15/2009
 40,000     Manitowoc Co. Inc., Senior                                   42,000
            Subordinated Note, Rule 144A,
            10.50%, 08/01/2012,
            Callable 08/01/2007 @ 105.25
                                                                   ------------
Total Industrial (Cost $348,644)                                        326,200
                                                                   ------------
================================================================================
INSURANCE:                                                                 0.26%
--------------------------------------------------------------------------------
700,000      Anthem Inc.,                                               770,445
             6.80%, 08/01/2012
 85,000      Fairfax Financial Holdings Ltd.,                            46,442
             Senior Note, 7.375%, 04/15/2018
 75,000      Fairfax Financial Holdings Ltd.,                            38,895
             Senior Note, 7.75%, 07/15/2037
                                                                   ------------
Total Insurance (Cost $781,602)                                         855,782
                                                                   ------------
================================================================================
METALS/MINING:                                                             0.07%
--------------------------------------------------------------------------------
200,000      United States Steel LLC,                                   198,000
             Senior Note, 10.75%, 08/01/2008
 35,000      Jorgensen Earle M. Co.,                                     34,300
             9.75%, 06/01/2012,
             Callable 06/01/2007 @ 104.88
                                                                   ------------
Total Metals/Mining (Cost $244,872)                                     232,300
                                                                   ------------


       Schedule of Investments--Intermediate Duration Institutional Portfolio  5

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
NON-AIR TRANSPORTATION:                                                    0.29%
--------------------------------------------------------------------------------
$785,000C    SX Corp., Debenture,                                  $    958,822
             7.95%, 05/01/2027
                                                                   ------------
Total Non-Air Transportation (Cost $943,826)                            958,822
                                                                   ------------
================================================================================
PAPER/PACKAGING:                                                           0.50%
--------------------------------------------------------------------------------
310,000     Owens-Brockway Glass Container Inc.,                        313,100
            8.875%, 02/15/2009,
            Callable 02/15/2006 @ 104.44
 75,000     Silgan Holdings Inc., Senior                                 77,813
            Subordinated Debenture, Rule
            144A, 9.00%, 06/01/2009,
            Callable 10/14/2002 @ 104.50
 50,000     Tembec Industries Inc., Senior Note,                         50,125
            8.625%, 06/30/2009
 20,000     Caraustar Industries Inc.,                                   20,400
            9.875%, 04/01/2011,
            Callable 04/01/2006 @ 105.25
 25,000     Plastipak Holdings Inc.,                                     26,625
            10.75%, 09/01/2011,
            Callable 09/01/2006 @ 105.37
 95,000     Plastipak Holdings Inc.,                                    100,700
            Senior Note, Rule 144A,
            10.75%, 09/01/2011,
            Callable 09/01/2006 @ 105.37
 10,000     Graphic Packaging Corp.,                                     10,100
            8.625%, 02/15/2012,
            Callable 02/15/2007@ 104.31
440,000     Weyerhaeuser Co., Rule 144A,                                478,604
            6.75%, 03/15/2012
 55,000     Berry Plastics Corp., Senior                                 56,925
            Subordinated Note, Rule 144A,
            10.75%, 07/15/2012,
            Callable 07/15/2007 @ 105.38
 40,000     Greif Brothers Corp., Senior                                 40,000
            Subordinated Note, Rule 144A,
            8.875%, 08/01/2012,
            Callable 08/01/2007 @ 104.44
160,000     Jefferson Smurfit Corp.,                                    158,400
            Senior Note, Rule 144A,
            8.25%, 10/01/2012,
            Callable 10/01/2007 @ 104.12
100,000     MDP Acquisitions plc,                                        99,500
            Senior Note, Rule 144A,
            9.625%, 10/01/2012,
            Callable 10/01/2007 @ 104.81
180,000     Weyerhaeuser Co., Rule 144A,                                194,419
            7.375%, 03/15/2032
                                                                   ------------
Total Paper/Packaging (Cost $1,587,997)                               1,626,711
                                                                   ------------
================================================================================
PETROLEUM PRODUCTS:                                                        0.40%
--------------------------------------------------------------------------------
20,000       Amerada Hess Corp.,                                         22,514
             6.65%, 08/15/2011

================================================================================
Principal Amount               Description                          Market Value
================================================================================
$1,060,000   Amerada Hess Corp.,                                   $  1,280,872
             7.875%, 10/01/2029
                                                                   ------------
Total Petroleum Products (Cost $1,174,169)                            1,303,386
                                                                   ------------
================================================================================
PUBLIC UTILITIES-ELECTRIC & GAS:                                          1.22%
--------------------------------------------------------------------------------
1,230,000    KeySpan Corp.,                                           1,373,141
             7.25%, 11/15/2005
  415,000    KeySpan Corp.,                                             451,760
             6.15%, 06/01/2006
  575,000    TECO Energy Inc.,                                          533,324
             6.125%, 05/01/2007
   60,000    AES Corp., Senior Note, Rule                                31,500
             144A, 9.375%, 09/15/2010
  280,000    Nisource Finance Corp.,                                    288,293
             7.875%, 11/15/2010
  310,000    FirstEnergy Corp. Series B,                                292,117
             6.45%, 11/15/2011
  400,000    Carolina Power & Light Co.,                                438,399
             6.50%, 07/15/2012
  365,000    Cincinnati Gas & Electric Co.,                             372,161
             5.70%, 09/15/2012
  210,000    Public Service Co. of Colorado,                            210,525
             7.875%, 10/01/2012
                                                                   ------------
Total Public Utilities-Electric & Gas
(Cost $3,947,687)                                                     3,991,220
                                                                   ------------
================================================================================
RETAIL:                                                                    0.31%
--------------------------------------------------------------------------------
  85,000     Federated Department Stores Inc.,                           85,137
             Senior Note, 8.125%, 10/15/2002
  60,000     Advance Stores Co.Inc.,                                     63,750
             Senior Subordinated Note,
             Rule 144A, 10.25%, 04/15/2008,
             Callable 04/15/2003 @ 105.12
 790,000     Target Corp.,                                              878,003
             5.875%, 03/01/2012
                                                                   ------------
Total Retail (Cost $944,658)                                          1,026,890
                                                                   ------------
================================================================================
SERVICE:                                                                   0.36%
--------------------------------------------------------------------------------
  85,000     Stewart Enterprises Inc. Class A,                           93,500
             10.75%, 07/01/2008,
             Callable 07/01/2005 @ 105.38
 475,000     Allied Waste North America Inc.,                           453,625
             Senior Note, Rule 144A,
             8.50%, 12/01/2008
  20,000     Allied Waste North America Inc.,                            18,700
             7.875%, 01/01/2009
 130,000     Allied Waste North America Inc.,                           120,250
             Series B, 10.00%, 08/01/2009,
             Callable 08/01/2004 @ 105
  25,000     Coinmach Corp., Senior Note,                                25,937
             Rule 144A, 9.00%, 02/01/2010,
             Callable 02/01/2006 @ 104.5

 6     Sanford C. Bernstein Fund II, Inc.--2002 Annual Report

================================================================================
Principal Amount                   Description                      Market Value
================================================================================
$460,000     Iron Mountain Inc.,                                   $    462,300
             8.625%, 04/01/2013,
             Callable 04/01/2006 @
             104.31
                                                                   ------------
Total Service (Cost $1,196,438)                                       1,174,312
                                                                   ------------
================================================================================
SUPERMARKET/DRUG:                                                          0.03%
--------------------------------------------------------------------------------
105,000      Fleming Companies Inc.,                                     56,175
             Senior Subordinated Note,
             Rule 144A, 9.875%,
             05/01/2012,
             Callable 05/01/2007 @ 104.94
 45,000      Roundy's Inc., Senior                                       44,100
             Subordinated Note, Rule 144A,
             8.875%, 06/15/2012,
             Callable 06/15/2007 @ 104.44
                                                                   ------------
Total Supermarket/Drug (Cost $149,904)                                  100,275
                                                                   ------------
================================================================================
TECHNOLOGY:                                                                0.13%
--------------------------------------------------------------------------------
390,000      Science Applications                                       415,277
             International Corp., Rule 144A,
             6.25%, 07/01/2012
                                                                   ------------
Total Technology (Cost $388,237)                                        415,277
                                                                   ------------
================================================================================
ASSET-BACKED SECURITIES:                                                   4.19%
--------------------------------------------------------------------------------
1,930,000    American Express Master Trust                            1,931,152
             Series 2002-1 Class A,
             1.893%, 12/15/2005
1,295,000    Citibank Credit Card Issuance                            1,414,234
             Trust Series 2001-A6
             Class A6,
             5.65%, 06/16/2008
2,145,000    Discover Card Master Trust I                             2,354,138
             Series 2000-9 Class A,
             6.35%, 07/15/2008
3,010,000    MBNA Credit Card Master Note                             3,280,900
             Trust Series 2001-A1
             Class A1,
             5.75%, 10/15/2008
  315,000    Fleet Credit Card Master Trust II                          342,090
             Series 2001-B Class A,
             5.60%, 12/15/2008
2,205,000    Citibank Credit Card Issuance                            2,546,775
             Trust Series 2000-A3
             Class A3,
             6.875%, 11/15/2009
1,685,000    Citibank Credit Card Master                              1,875,624
             Trust I Series 1999-2
             Class A,
             5.875%, 03/10/2011
                                                                   ------------
Total Asset-Backed Securities
(Cost $13,341,862)                                                   13,744,913
                                                                   ------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     5.38%
--------------------------------------------------------------------------------
 2,200,000   Commercial Mortgage Asset                                2,508,000
             Trust Series 1999-C1
             Class A3,
             6.64%, 09/17/2010
================================================================================
Principal Amount             Description                            Market Value
================================================================================
$ 2,715,000  Nomura Asset Securities Corp.                         $  3,072,294
             Series 1998-D6 Class A1B,
             6.59%, 03/15/2030
  3,460,000  Morgan Stanley Dean Witter                               3,911,915
             Capital I Series 2002-HQ Class
             A3, 6.51%, 04/15/2034
  1,495,000  Bear Stearns Commercial                                  1,517,664
             Mortgage Securities Inc.,
             Series 2002-PBW1 Class A2,
             4.72%, 11/11/2035
  1,250,000  GE Capital Commercial Mortgage                           1,381,250
             Corp. Series 2002-1A Class A2,
             5.994%, 12/10/2035
  1,540,000  Bear Stearns Commercial                                  1,549,240
             Mortgage Securities Inc.,
             Series 2002-TOP8 Class A2,
             4.83%, 08/15/2038
  3,400,000  Morgan Stanley Dean Witter                               3,732,690
             Capital I Series 2002-TOP7
             Class A2, 5.98%, 01/15/2039
                                                                   ------------
Total Commercial Mortgage-Backed Securities
(Cost $16,763,350)                                                   17,673,053
                                                                   ------------
================================================================================
SOVEREIGN DEBT:                                                           1.04%
--------------------------------------------------------------------------------
1,825,000    United Mexican States,                                   1,847,812
             7.50%, 01/14/2012
1,220,000    Quebec (Province of)                                     1,584,889
             Debenture, 7.50%, 09/15/2029
                                                                   ------------
Total Sovereign Debt (Cost $3,221,326)                                3,432,701
                                                                   ------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $442,879,365)          136.80%            $ 449,237,966
(Note C, below)
Cash and Other Assets, Less Liabilities        (36.80)             (120,844,946)
                                              --------            -------------
Net Assets (Equivalent to $15.44
per share based on 21,265,972
shares of capital stock outstanding)           100.00%            $ 328,393,020
                                              ========            =============
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(A) Explanation of abbreviations:
    FNMA-Federal National Mortgage Association TBA-To Be Announced
(B) When-issued security.
(C) At September 30, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $8,004,393 and gross unrealized depreciation of investments was $1,645,792, resulting in net unrealized appreciation of $6,358,601.


See Notes to Financial Statements.


       Schedule of Investments--Intermediate Duration Institutional Portfolio  7